Schwab Investments
Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of May 31, 2026 (Unaudited)

For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.38%, 07/15/27	83,242,326	82,774,087
1.63%, 10/15/27	94,556,855	95,369,453
0.50%, 01/15/28	85,213,900	84,090,475
1.75%, 01/15/28	35,003,656	35,238,153
1.25%, 04/15/28	93,192,068	92,944,527
3.63%, 04/15/28	36,072,857	37,553,113
0.75%, 07/15/28	73,844,665	73,174,006
2.38%, 10/15/28	95,935,437	98,461,237
0.88%, 01/15/29	63,989,136	63,139,280
2.50%, 01/15/29	32,644,284	33,571,968
2.13%, 04/15/29	97,204,186	98,966,012
3.88%, 04/15/29	41,343,349	44,134,025
0.25%, 07/15/29	75,465,689	72,996,841
1.63%, 10/15/29	101,804,242	102,645,321
0.13%, 01/15/30	85,239,170	81,215,282
1.63%, 04/15/30	105,635,381	105,965,492
0.13%, 07/15/30	92,472,919	87,657,826
1.13%, 10/15/30	108,164,608	106,641,430
0.13%, 01/15/31	96,799,765	90,721,420
1.25%, 04/15/31	55,893,412	54,987,327
0.13%, 07/15/31	97,741,304	91,031,135
0.13%, 01/15/32	106,973,476	98,258,899
3.38%, 04/15/32	15,187,425	16,633,493
0.63%, 07/15/32	111,036,103	104,532,250
1.13%, 01/15/33	109,708,842	105,451,196
1.38%, 07/15/33	107,417,588	104,765,717
1.75%, 01/15/34	113,865,027	113,031,055
1.88%, 07/15/34	118,210,425	118,381,276
2.13%, 01/15/35	124,126,011	125,810,924
1.88%, 07/15/35	128,531,658	127,670,596
1.88%, 01/15/36	127,249,157	125,496,995
2.13%, 02/15/40	19,231,155	18,872,824
2.13%, 02/15/41	28,706,582	27,868,933
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 02/15/42	44,977,394	34,836,397
0.63%, 02/15/43	36,388,840	26,967,542
1.38%, 02/15/44	49,890,158	41,393,240
0.75%, 02/15/45	55,013,926	39,665,901
1.00%, 02/15/46	28,164,567	20,972,151
0.88%, 02/15/47	34,569,189	24,642,700
1.00%, 02/15/48	25,050,620	18,078,035
1.00%, 02/15/49	22,782,330	16,203,487
0.25%, 02/15/50	35,484,681	20,229,734
0.13%, 02/15/51	34,852,423	18,636,516
0.13%, 02/15/52	41,861,531	21,926,612
1.50%, 02/15/53	37,954,465	29,164,152
2.13%, 02/15/54	38,595,943	34,081,273
2.38%, 02/15/55	37,750,086	35,146,657
2.38%, 02/15/56	19,460,001	18,131,248
Total Treasuries (Cost $3,232,536,244)		3,120,128,213

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (a)	1,322,114	1,322,114
Total Short-Term Investments (Cost $1,322,114)		1,322,114
Total Investments in Securities (Cost $3,233,858,358)		3,121,450,327

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$3,120,128,213	$—	$3,120,128,213
Short-Term Investments[1]	1,322,114	—	—	1,322,114
Total	$1,322,114	$3,120,128,213	$—	$3,121,450,327

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab U.S. Aggregate Bond Index Fund

Portfolio Holdings as of May 31, 2026 (Unaudited)

Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.8% OF NET ASSETS

Financial Institutions 7.6%
Banking 5.2%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	150,554
7.10%, 11/15/27 (a)	150,000	155,105
2.20%, 11/02/28 (a)	100,000	94,515
5.74%, 05/15/29 (a)(b)	100,000	101,610
6.99%, 06/13/29 (a)(b)	275,000	285,821
6.85%, 01/03/30 (a)(b)	150,000	156,351
5.54%, 01/17/31 (a)(b)	150,000	151,290
8.00%, 11/01/31	700,000	781,157
5.55%, 07/31/33 (a)(b)	225,000	223,378
6.18%, 07/26/35 (a)(b)	150,000	153,095
American Express Co.
5.85%, 11/05/27 (a)	400,000	408,904
5.04%, 07/26/28 (a)(b)	350,000	352,702
4.01%, 02/09/29 (a)(b)	250,000	248,255
4.73%, 04/25/29 (a)(b)	425,000	427,206
4.05%, 05/03/29 (a)	200,000	199,050
4.35%, 07/20/29 (a)(b)	670,000	667,856
5.28%, 07/27/29 (a)(b)	425,000	431,868
5.53%, 04/25/30 (a)(b)	375,000	384,780
4.44%, 05/03/30 (a)(b)	500,000	498,470
5.09%, 01/30/31 (a)(b)	400,000	406,076
5.02%, 04/25/31 (a)(b)	375,000	379,834
6.49%, 10/30/31 (a)(b)	250,000	267,880
4.46%, 02/10/32 (a)(b)	200,000	197,608
4.99%, 05/26/33 (a)(b)	225,000	224,633
4.92%, 07/20/33 (a)(b)	460,000	460,658
4.42%, 08/03/33 (a)(b)	350,000	341,268
5.04%, 05/01/34 (a)(b)	375,000	376,980
5.63%, 07/28/34 (a)(b)	100,000	102,524
5.92%, 04/25/35 (a)(b)	100,000	103,885
5.28%, 07/26/35 (a)(b)	450,000	455,665
5.44%, 01/30/36 (a)(b)	250,000	255,255
5.67%, 04/25/36 (a)(b)	400,000	414,924
4.80%, 10/24/36 (a)(b)	500,000	484,260
5.41%, 02/08/41 (a)(b)	100,000	99,744
4.05%, 12/03/42	250,000	210,643
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	75,000	76,982
Australia & New Zealand Banking Group Ltd.
4.90%, 07/16/27	250,000	252,310
3.92%, 09/30/27	250,000	249,383
3.92%, 12/08/28	250,000	248,220
4.62%, 12/16/29	250,000	252,640
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	204,328
4.15%, 03/03/29	400,000	395,016
5.38%, 03/13/29	200,000	204,692
7.88%, 11/15/34 (a)(b)	200,000	227,494
6.03%, 03/13/35 (a)(b)	200,000	208,680
5.13%, 03/03/36	400,000	389,764
Banco Santander SA
5.29%, 08/18/27	400,000	404,100
3.80%, 02/23/28	200,000	197,710
4.38%, 04/12/28	400,000	398,872
5.37%, 07/15/28 (a)(b)	400,000	404,120
5.59%, 08/08/28	400,000	408,936
6.61%, 11/07/28	400,000	418,788
4.60%, 04/15/29	200,000	199,368
3.31%, 06/27/29	200,000	192,950
5.57%, 01/17/30	200,000	204,944
5.54%, 03/14/30 (a)(b)	400,000	407,928
3.49%, 05/28/30	200,000	190,536
4.55%, 11/06/30	400,000	394,080
2.75%, 12/03/30	400,000	361,804
2.96%, 03/25/31	200,000	183,482
4.87%, 04/15/31	400,000	397,808
5.44%, 07/15/31	400,000	411,308
3.23%, 11/22/32 (a)(b)	200,000	180,882
6.92%, 08/08/33	600,000	652,278
6.94%, 11/07/33	400,000	448,876
6.35%, 03/14/34	400,000	423,852
6.03%, 01/17/35	200,000	209,720
5.13%, 11/06/35	400,000	392,424
5.44%, 04/15/36	200,000	199,850
Bank of America Corp.
3.25%, 10/21/27 (a)	700,000	692,741
4.18%, 11/25/27 (a)	550,000	548,581
3.59%, 07/21/28 (a)(b)	600,000	594,906
4.95%, 07/22/28 (a)(b)	800,000	805,192
6.20%, 11/10/28 (a)(b)	525,000	538,025
3.42%, 12/20/28 (a)(b)	1,600,000	1,574,784
4.98%, 01/24/29 (a)(b)	650,000	655,148
3.97%, 03/05/29 (a)(b)	700,000	693,826
5.20%, 04/25/29 (a)(b)	1,200,000	1,215,108
4.62%, 05/09/29 (a)(b)	600,000	601,626
2.09%, 06/14/29 (a)(b)	750,000	714,420
4.27%, 07/23/29 (a)(b)	650,000	646,139
5.82%, 09/15/29 (a)(b)	725,000	744,539
3.97%, 02/07/30 (a)(b)	675,000	664,274
4.48%, 04/23/30 (a)(b)	850,000	846,226
3.19%, 07/23/30 (a)(b)	650,000	622,862
2.88%, 10/22/30 (a)(b)	550,000	520,228
5.16%, 01/24/31 (a)(b)	600,000	610,164
2.50%, 02/13/31 (a)(b)	950,000	879,443
2.59%, 04/29/31 (a)(b)	850,000	786,224

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 07/23/31 (a)(b)	725,000	647,969
1.92%, 10/24/31 (a)(b)	650,000	576,933
4.46%, 02/06/32 (a)(b)	650,000	640,484
2.65%, 03/11/32 (a)(b)	600,000	545,028
2.69%, 04/22/32 (a)(b)	1,200,000	1,089,624
4.70%, 04/23/32 (a)(b)	850,000	845,435
2.30%, 07/21/32 (a)(b)	1,050,000	929,512
2.57%, 10/20/32 (a)(b)	900,000	802,746
2.97%, 02/04/33 (a)(b)	1,000,000	904,810
4.57%, 04/27/33 (a)(b)	1,075,000	1,056,359
5.02%, 07/22/33 (a)(b)	1,300,000	1,307,228
5.29%, 04/25/34 (a)(b)	1,250,000	1,269,962
5.87%, 09/15/34 (a)(b)	1,000,000	1,048,720
5.47%, 01/23/35 (a)(b)	1,200,000	1,227,072
5.43%, 08/15/35 (a)(b)	650,000	653,438
5.52%, 10/25/35 (a)(b)	950,000	957,799
5.51%, 01/24/36 (a)(b)	950,000	973,664
5.74%, 02/12/36 (a)(b)	650,000	664,391
5.46%, 05/09/36 (a)(b)	550,000	561,885
2.48%, 09/21/36 (a)(b)	600,000	523,530
6.11%, 01/29/37	550,000	580,921
5.05%, 02/06/37 (a)(b)	1,250,000	1,232,112
3.85%, 03/08/37 (a)(b)	625,000	582,312
5.49%, 04/23/37 (a)(b)	750,000	746,407
4.24%, 04/24/38 (a)(b)	550,000	503,860
7.75%, 05/14/38	420,000	502,505
4.08%, 04/23/40 (a)(b)	325,000	284,707
2.68%, 06/19/41 (a)(b)	1,350,000	980,154
5.88%, 02/07/42	375,000	388,601
3.31%, 04/22/42 (a)(b)	900,000	696,771
5.00%, 01/21/44	550,000	517,297
4.88%, 04/01/44	100,000	92,878
4.75%, 04/21/45	100,000	88,078
4.44%, 01/20/48 (a)(b)	550,000	468,693
3.95%, 01/23/49 (a)(b)	375,000	294,608
4.33%, 03/15/50 (a)(b)	1,000,000	826,530
4.08%, 03/20/51 (a)(b)	1,500,000	1,185,615
2.83%, 10/24/51 (a)(b)	200,000	125,524
3.48%, 03/13/52 (a)(b)	200,000	142,070
2.97%, 07/21/52 (a)(b)	550,000	355,663
Bank of America NA
6.00%, 10/15/36	418,000	442,942
Bank of Montreal
5.37%, 06/04/27	150,000	151,877
4.70%, 09/14/27 (a)	200,000	200,974
5.20%, 02/01/28 (a)	250,000	253,388
4.06%, 09/22/28 (a)(b)	130,000	129,433
5.72%, 09/25/28 (a)	200,000	205,418
5.00%, 01/27/29 (a)(b)	300,000	302,739
4.34%, 03/19/30 (a)(b)	300,000	298,158
4.64%, 09/10/30 (a)(b)	325,000	325,572
5.51%, 06/04/31 (a)	150,000	155,465
4.35%, 09/22/31 (a)(b)	430,000	424,311
4.44%, 01/14/32 (a)(b)	200,000	196,990
3.80%, 12/15/32 (a)(b)	400,000	393,892
3.09%, 01/10/37 (a)(b)	350,000	313,100
Bank of New York Mellon
4.73%, 04/20/29 (a)(b)	250,000	251,860
Bank of New York Mellon Corp.
3.40%, 01/29/28 (a)	200,000	197,930
3.85%, 04/28/28	250,000	248,975
4.44%, 06/09/28 (a)(b)	140,000	140,318
3.99%, 06/13/28 (a)(b)	200,000	199,570
1.65%, 07/14/28 (a)	100,000	94,795
4.89%, 07/21/28 (a)(b)	200,000	201,332
5.80%, 10/25/28 (a)(b)	250,000	255,163
3.00%, 10/30/28 (a)	150,000	145,202
1.90%, 01/25/29 (a)	100,000	93,985
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.54%, 02/01/29 (a)(b)	150,000	150,506
3.85%, 04/26/29 (a)	100,000	98,792
3.30%, 08/23/29 (a)	150,000	144,492
6.32%, 10/25/29 (a)(b)	200,000	208,298
4.03%, 01/22/30 (a)(b)	400,000	395,752
4.98%, 03/14/30 (a)(b)	275,000	278,465
4.60%, 07/26/30 (a)(b)	100,000	100,224
1.65%, 01/28/31 (a)	100,000	88,374
4.94%, 02/11/31 (a)(b)	250,000	252,898
1.80%, 07/28/31 (a)	100,000	87,208
2.50%, 01/26/32 (a)	100,000	90,130
4.54%, 04/23/32 (a)(b)	200,000	198,694
5.06%, 07/22/32 (a)(b)	300,000	305,019
4.29%, 06/13/33 (a)(b)	200,000	194,616
5.83%, 10/25/33 (a)(b)	375,000	395,869
4.71%, 02/01/34 (a)(b)	150,000	148,428
4.97%, 04/26/34 (a)(b)	325,000	325,653
6.47%, 10/25/34 (a)(b)	300,000	328,044
5.19%, 03/14/35 (a)(b)	300,000	304,569
5.23%, 11/20/35 (a)(b)	150,000	152,376
5.32%, 06/06/36 (a)(b)	240,000	243,907
5.09%, 04/23/37 (a)(b)	200,000	198,992
5.61%, 07/21/39 (a)(b)	100,000	102,665
Bank of Nova Scotia
5.40%, 06/04/27	150,000	151,835
5.25%, 06/12/28	150,000	152,832
4.40%, 09/08/28 (a)(b)	200,000	200,024
4.04%, 09/15/28 (a)(b)	140,000	139,399
4.93%, 02/14/29 (a)(b)	550,000	554,620
5.45%, 08/01/29	275,000	282,730
4.85%, 02/01/30	300,000	302,961
4.25%, 02/02/30 (a)(b)	250,000	247,543
5.13%, 02/14/31 (a)(b)	250,000	253,855
2.15%, 08/01/31	150,000	132,854
4.34%, 09/15/31 (a)(b)	275,000	270,504
2.45%, 02/02/32	250,000	221,800
4.74%, 11/10/32 (a)(b)	150,000	149,756
5.65%, 02/01/34	275,000	287,207
4.81%, 02/02/34 (a)(b)	250,000	246,945
4.59%, 05/04/37 (a)(b)	325,000	312,702
BankUnited, Inc.
5.13%, 06/11/30 (a)	75,000	74,585
Barclays PLC
4.34%, 01/10/28 (a)	600,000	599,136
4.84%, 05/09/28 (a)	450,000	450,873
5.50%, 08/09/28 (a)(b)	500,000	505,215
4.84%, 09/10/28 (a)(b)	200,000	200,696
7.39%, 11/02/28 (a)(b)	450,000	466,713
5.09%, 02/25/29 (a)(b)	250,000	252,005
4.97%, 05/16/29 (a)(b)	450,000	452,668
6.49%, 09/13/29 (a)(b)	400,000	415,324
4.48%, 11/11/29 (a)(b)	300,000	298,305
5.69%, 03/12/30 (a)(b)	550,000	563,436
4.22%, 05/24/30 (a)(b)	250,000	246,278
5.09%, 06/20/30 (a)(b)	300,000	301,005
4.94%, 09/10/30 (a)(b)	450,000	451,683
5.37%, 02/25/31 (a)(b)	350,000	355,712
2.65%, 06/24/31 (a)(b)	300,000	275,415
4.52%, 02/24/32 (a)(b)	500,000	490,150
2.67%, 03/10/32 (a)(b)	200,000	180,354
2.89%, 11/24/32 (a)(b)	250,000	223,945
5.75%, 08/09/33 (a)(b)	200,000	206,014
7.44%, 11/02/33 (a)(b)	550,000	615,345
6.22%, 05/09/34 (a)(b)	600,000	632,988
7.12%, 06/27/34 (a)(b)	450,000	492,727
6.69%, 09/13/34 (a)(b)	450,000	487,143
5.34%, 09/10/35 (a)(b)	600,000	596,844
3.56%, 09/23/35 (a)(b)	350,000	328,388

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.79%, 02/25/36 (a)(b)	550,000	561,621
5.21%, 02/24/37 (a)(b)	375,000	365,036
3.81%, 03/10/42 (a)(b)	200,000	157,888
3.33%, 11/24/42 (a)(b)	200,000	150,006
5.25%, 08/17/45	400,000	375,716
5.86%, 08/11/46 (a)(b)	250,000	249,538
4.95%, 01/10/47	400,000	357,564
6.04%, 03/12/55 (a)(b)	200,000	207,574
BOKF NA
6.11%, 11/06/40 (a)(b)	250,000	256,883
Canadian Imperial Bank of Commerce
5.24%, 06/28/27	200,000	202,196
5.00%, 04/28/28 (a)	250,000	252,948
4.24%, 09/08/28 (a)(b)	200,000	199,570
5.99%, 10/03/28 (a)	400,000	413,168
4.86%, 03/30/29 (a)(b)	350,000	352,527
5.26%, 04/08/29 (a)	325,000	331,546
4.28%, 01/29/30 (a)(b)	300,000	297,357
4.63%, 09/11/30 (a)(b)	200,000	200,010
5.25%, 01/13/31 (a)(b)	200,000	203,878
4.58%, 09/08/31 (a)(b)	450,000	446,481
3.60%, 04/07/32 (a)	325,000	305,916
6.09%, 10/03/33 (a)	250,000	267,275
Capital One Financial Corp.
3.80%, 01/31/28 (a)	350,000	346,416
5.47%, 02/01/29 (a)(b)	300,000	304,446
6.31%, 06/08/29 (a)(b)	425,000	438,557
5.70%, 02/01/30 (a)(b)	375,000	384,251
3.27%, 03/01/30 (a)(b)	325,000	313,251
5.25%, 07/26/30 (a)(b)	200,000	202,908
5.46%, 07/26/30 (a)(b)	200,000	203,968
4.49%, 09/11/31 (a)(b)	320,000	314,621
7.62%, 10/30/31 (a)(b)	425,000	468,299
4.72%, 01/30/32 (a)(b)	375,000	370,500
2.36%, 07/29/32 (a)(b)	325,000	280,849
2.62%, 11/02/32 (a)(b)	200,000	177,092
6.70%, 11/29/32 (a)	150,000	163,464
5.27%, 05/10/33 (a)(b)	300,000	301,263
5.82%, 02/01/34 (a)(b)	350,000	360,031
6.38%, 06/08/34 (a)(b)	450,000	477,225
7.96%, 11/02/34 (a)(b)	275,000	317,094
6.05%, 02/01/35 (a)(b)	200,000	207,846
5.88%, 07/26/35 (a)(b)	200,000	205,758
6.18%, 01/30/36 (a)(b)	450,000	460,440
5.20%, 09/11/36 (a)(b)	360,000	350,734
5.40%, 01/30/37 (a)(b)	375,000	370,241
Capital One NA
4.65%, 09/13/28 (a)	250,000	250,773
2.70%, 02/06/30 (a)	250,000	234,063
Citibank NA
5.80%, 09/29/28 (a)	650,000	672,106
4.84%, 08/06/29 (a)	250,000	253,150
4.91%, 05/29/30 (a)	750,000	760,365
5.57%, 04/30/34 (a)	550,000	573,204
Citigroup, Inc.
4.45%, 09/29/27	880,000	879,551
6.63%, 01/15/28	100,000	103,945
3.67%, 07/24/28 (a)(b)	700,000	694,372
4.13%, 07/25/28	600,000	594,726
3.52%, 10/27/28 (a)(b)	600,000	593,004
4.79%, 03/04/29 (a)(b)	600,000	602,766
4.08%, 04/23/29 (a)(b)	550,000	546,106
5.17%, 02/13/30 (a)(b)	750,000	760,852
3.98%, 03/20/30 (a)(b)	700,000	687,897
4.54%, 09/19/30 (a)(b)	850,000	846,812
2.98%, 11/05/30 (a)(b)	600,000	567,738
2.67%, 01/29/31 (a)(b)	600,000	558,552
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.41%, 03/31/31 (a)(b)	1,000,000	988,980
4.95%, 05/07/31 (a)(b)	400,000	402,812
2.57%, 06/03/31 (a)(b)	950,000	874,085
4.50%, 09/11/31 (a)(b)	650,000	643,220
2.56%, 05/01/32 (a)(b)	825,000	742,516
6.63%, 06/15/32	300,000	326,175
2.52%, 11/03/32 (a)(b)	500,000	444,065
3.06%, 01/25/33 (a)(b)	1,300,000	1,179,412
5.88%, 02/22/33	100,000	104,378
3.79%, 03/17/33 (a)(b)	825,000	777,901
4.91%, 05/24/33 (a)(b)	675,000	672,907
6.00%, 10/31/33	150,000	156,830
6.27%, 11/17/33 (a)(b)	750,000	801,885
6.17%, 05/25/34 (a)(b)	800,000	837,000
5.59%, 11/19/34 (a)(b)	350,000	355,435
5.83%, 02/13/35 (a)(b)	700,000	714,567
5.45%, 06/11/35 (a)(b)	700,000	713,153
6.02%, 01/24/36 (a)(b)	750,000	772,845
5.33%, 03/27/36 (a)(b)	600,000	604,908
6.13%, 08/25/36	100,000	104,524
5.17%, 09/11/36 (a)(b)	640,000	637,043
3.88%, 01/24/39 (a)(b)	200,000	173,794
8.13%, 07/15/39	545,000	682,127
5.41%, 09/19/39 (a)(b)	325,000	321,321
5.32%, 03/26/41 (a)(b)	300,000	294,798
5.88%, 01/30/42	205,000	211,361
2.90%, 11/03/42 (a)(b)	301,000	218,616
6.68%, 09/13/43	300,000	326,400
5.30%, 05/06/44	250,000	235,120
4.65%, 07/30/45	280,000	247,797
4.75%, 05/18/46	530,000	451,899
4.28%, 04/24/48 (a)(b)	150,000	123,819
4.65%, 07/23/48 (a)	300,000	261,468
5.61%, 03/04/56 (a)(b)	535,000	524,776
Citizens Bank NA
4.58%, 08/09/28 (a)(b)	250,000	250,263
4.19%, 01/29/29 (a)(b)	250,000	248,288
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	250,000	256,728
2.50%, 02/06/30 (a)	250,000	230,513
3.25%, 04/30/30 (a)	150,000	142,092
5.25%, 03/05/31 (a)(b)	200,000	202,400
5.72%, 07/23/32 (a)(b)	400,000	411,192
2.64%, 09/30/32 (a)	100,000	86,306
6.65%, 04/25/35 (a)(b)	150,000	161,802
5.64%, 05/21/37 (a)(b)	100,000	100,372
Commonwealth Bank of Australia
4.42%, 03/14/28	250,000	251,000
4.36%, 03/27/29	250,000	250,375
4.15%, 10/01/30	250,000	247,100
Cooperatieve Rabobank UA
4.88%, 01/21/28	250,000	252,873
3.96%, 10/17/28	250,000	248,180
4.80%, 01/09/29	250,000	252,893
4.49%, 10/17/29	250,000	251,140
4.16%, 01/14/31	250,000	246,383
5.25%, 05/24/41	500,000	492,735
5.75%, 12/01/43	250,000	247,055
5.25%, 08/04/45	250,000	232,303
Deutsche Bank AG
5.37%, 09/09/27	150,000	152,304
5.37%, 01/10/29 (a)(b)	450,000	455,188
6.72%, 01/18/29 (a)(b)	300,000	309,939
5.41%, 05/10/29	150,000	153,867
6.82%, 11/20/29 (a)(b)	750,000	786,180
5.00%, 09/11/30 (a)(b)	650,000	653,315
5.30%, 05/09/31 (a)(b)	300,000	302,946
5.88%, 07/08/31 (a)(b)	200,000	204,018

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 08/04/31 (a)(b)	600,000	598,698
3.55%, 09/18/31 (a)(b)	350,000	330,096
4.47%, 12/10/31 (a)(b)	200,000	196,864
3.73%, 01/14/32 (a)(b)	200,000	186,870
4.73%, 02/06/32 (a)(b)	200,000	196,934
5.06%, 04/14/32 (a)(b)	250,000	249,645
3.04%, 05/28/32 (a)(b)	150,000	136,490
4.88%, 12/01/32 (a)(b)	200,000	199,418
3.74%, 01/07/33 (a)(b)	200,000	183,096
7.08%, 02/10/34 (a)(b)	400,000	429,420
5.40%, 09/11/35 (a)(b)	250,000	250,255
Fifth Third Bancorp
3.95%, 03/14/28 (a)	150,000	148,848
6.36%, 10/27/28 (a)(b)	200,000	205,068
6.34%, 07/27/29 (a)(b)	400,000	414,176
4.77%, 07/28/30 (a)(b)	350,000	349,968
4.90%, 09/06/30 (a)(b)	200,000	200,704
5.63%, 01/29/32 (a)(b)	200,000	206,196
4.57%, 04/29/32 (a)(b)	200,000	196,894
4.34%, 04/25/33 (a)(b)	100,000	96,527
5.14%, 01/29/37 (a)(b)	200,000	195,982
8.25%, 03/01/38	300,000	363,897
Fifth Third Bank NA
5.33%, 08/25/33 (a)(b)	400,000	400,604
Fifth Third Financial Corp.
4.00%, 02/01/29 (a)(c)	250,000	246,560
5.98%, 01/30/30 (a)(b)	250,000	257,460
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	100,000	99,607
5.60%, 09/05/35 (a)(b)	210,000	205,781
6.25%, 03/12/40 (a)(b)	200,000	196,916
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	254,580
First Horizon Corp.
5.51%, 03/07/31 (a)(b)	150,000	152,232
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	102,322
FNB Corp.
5.72%, 12/11/30 (a)(b)	100,000	100,833
Fulton Financial Corp.
5.95%, 05/15/36 (a)(b)	75,000	75,032
Goldman Sachs Capital I
6.35%, 02/15/34	250,000	261,928
Goldman Sachs Group, Inc.
3.69%, 06/05/28 (a)(b)	650,000	645,606
4.48%, 08/23/28 (a)(b)	650,000	650,175
4.15%, 01/21/29 (a)(b)	1,200,000	1,191,948
3.81%, 04/23/29 (a)(b)	650,000	641,004
4.22%, 05/01/29 (a)(b)	900,000	893,736
4.15%, 10/21/29 (a)(b)	650,000	642,304
6.48%, 10/24/29 (a)(b)	700,000	729,106
2.60%, 02/07/30 (a)	525,000	489,589
3.80%, 03/15/30 (a)	725,000	703,591
4.59%, 04/20/30 (a)(b)	750,000	747,682
5.73%, 04/25/30 (a)(b)	650,000	667,992
5.05%, 07/23/30 (a)(b)	650,000	656,175
4.69%, 10/23/30 (a)(b)	525,000	524,291
5.21%, 01/28/31 (a)(b)	550,000	557,617
5.22%, 04/23/31 (a)(b)	800,000	811,504
4.37%, 10/21/31 (a)(b)	800,000	784,352
4.52%, 01/21/32 (a)(b)	1,250,000	1,231,050
1.99%, 01/27/32 (a)(b)	650,000	572,221
2.62%, 04/22/32 (a)(b)	950,000	855,750
2.38%, 07/21/32 (a)(b)	1,000,000	884,700
2.65%, 10/21/32 (a)(b)	700,000	623,175
6.13%, 02/15/33	275,000	295,738
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 02/24/33 (a)(b)	1,000,000	906,770
5.09%, 04/20/34 (a)(b)	750,000	748,545
6.56%, 10/24/34 (a)(b)	250,000	271,768
5.85%, 04/25/35 (a)(b)	650,000	676,832
5.33%, 07/23/35 (a)(b)	750,000	754,980
5.02%, 10/23/35 (a)(b)	875,000	862,732
5.54%, 01/28/36 (a)(b)	750,000	763,342
6.45%, 05/01/36	150,000	160,307
4.94%, 10/21/36 (a)(b)	875,000	850,229
5.07%, 01/21/37 (a)(b)	1,150,000	1,125,286
6.75%, 10/01/37	1,450,000	1,586,329
4.02%, 10/31/38 (a)(b)	650,000	571,109
4.41%, 04/23/39 (a)(b)	300,000	270,795
6.25%, 02/01/41	650,000	691,561
5.39%, 02/02/41 (a)(b)	650,000	633,945
3.21%, 04/22/42 (a)(b)	550,000	415,321
2.91%, 07/21/42 (a)(b)	425,000	307,131
3.44%, 02/24/43 (a)(b)	375,000	287,299
4.80%, 07/08/44 (a)	475,000	426,536
5.15%, 05/22/45	575,000	525,671
4.75%, 10/21/45 (a)	450,000	397,710
5.56%, 11/19/45 (a)(b)	750,000	729,187
5.54%, 01/21/47 (a)(b)	750,000	725,317
5.73%, 01/28/56 (a)(b)	1,050,000	1,036,528
HSBC Bank USA NA
5.88%, 11/01/34	250,000	261,245
5.63%, 08/15/35	250,000	257,783
7.00%, 01/15/39	250,000	281,875
HSBC Holdings PLC
4.76%, 06/09/28 (a)(b)	650,000	651,846
5.21%, 08/11/28 (a)(b)	600,000	604,800
2.01%, 09/22/28 (a)(b)	550,000	532,565
7.39%, 11/03/28 (a)(b)	600,000	623,076
5.13%, 11/19/28 (a)(b)	300,000	302,403
4.90%, 03/03/29 (a)(b)	400,000	402,232
6.16%, 03/09/29 (a)(b)	450,000	461,925
4.58%, 06/19/29 (a)(b)	800,000	799,288
2.21%, 08/17/29 (a)(b)	400,000	380,148
5.55%, 03/04/30 (a)(b)	450,000	459,585
4.40%, 03/10/30 (a)(b)	500,000	495,750
4.95%, 03/31/30	600,000	607,002
4.71%, 05/12/30 (a)(b)	500,000	498,945
3.97%, 05/22/30 (a)(b)	850,000	832,974
5.29%, 11/19/30 (a)(b)	600,000	609,066
5.13%, 03/03/31 (a)(b)	400,000	403,804
5.24%, 05/13/31 (a)(b)	600,000	607,920
2.85%, 06/04/31 (a)(b)	450,000	416,934
2.36%, 08/18/31 (a)(b)	450,000	406,966
4.62%, 11/06/31 (a)(b)	610,000	602,918
4.68%, 03/10/32 (a)(b)	500,000	493,860
5.73%, 05/17/32 (a)(b)	450,000	464,485
2.80%, 05/24/32 (a)(b)	700,000	633,241
2.87%, 11/22/32 (a)(b)	350,000	314,587
4.76%, 03/29/33 (a)(b)	600,000	586,134
5.40%, 08/11/33 (a)(b)	650,000	660,140
8.11%, 11/03/33 (a)(b)	500,000	575,700
6.25%, 03/09/34 (a)(b)	600,000	638,838
5.21%, 05/12/34 (a)(b)	600,000	599,082
6.55%, 06/20/34 (a)(b)	500,000	531,965
7.40%, 11/13/34 (a)(b)	600,000	668,430
5.72%, 03/04/35 (a)(b)	400,000	411,976
5.87%, 11/18/35 (a)(b)	400,000	409,248
5.45%, 03/03/36 (a)(b)	600,000	605,448
6.50%, 05/02/36	500,000	540,072
5.79%, 05/13/36 (a)(b)	600,000	620,028
5.74%, 09/10/36 (a)(b)	270,000	272,246
5.13%, 11/06/36 (a)(b)	610,000	600,697
5.28%, 03/10/37 (a)(b)	700,000	692,300

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 09/15/37	605,000	647,243
6.80%, 06/01/38	400,000	438,170
6.10%, 01/14/42	200,000	212,684
6.33%, 03/09/44 (a)(b)	700,000	749,777
5.25%, 03/14/44	400,000	380,364
HSBC USA, Inc.
4.65%, 06/03/28	200,000	201,228
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	200,000	199,882
6.21%, 08/21/29 (a)(b)	250,000	258,253
2.55%, 02/04/30 (a)	150,000	139,056
5.27%, 01/15/31 (a)(b)	400,000	405,968
4.62%, 01/28/32 (a)(b)	200,000	197,322
5.02%, 05/17/33 (a)(b)	100,000	99,555
5.71%, 02/02/35 (a)(b)	325,000	333,206
2.49%, 08/15/36 (a)(b)	150,000	129,320
6.14%, 11/18/39 (a)(b)	200,000	204,748
5.61%, 01/28/41 (a)(b)	200,000	195,892
Huntington National Bank
5.65%, 01/10/30 (a)	250,000	258,158
ING Groep NV
4.55%, 10/02/28	300,000	300,834
4.86%, 03/25/29 (a)(b)	200,000	201,266
4.05%, 04/09/29	200,000	197,808
5.34%, 03/19/30 (a)(b)	400,000	407,572
5.07%, 03/25/31 (a)(b)	200,000	202,114
4.80%, 03/23/32 (a)(b)	400,000	398,304
2.73%, 04/01/32 (a)(b)	200,000	181,746
4.25%, 03/28/33 (a)(b)	200,000	193,672
6.11%, 09/11/34 (a)(b)	600,000	637,812
5.55%, 03/19/35 (a)(b)	400,000	408,336
5.53%, 03/25/36 (a)(b)	200,000	203,416
5.42%, 03/23/37 (a)(b)	400,000	401,084
JPMorgan Chase & Co.
4.25%, 10/01/27	400,000	400,504
3.63%, 12/01/27 (a)	325,000	321,809
2.18%, 06/01/28 (a)(b)	475,000	465,039
4.98%, 07/22/28 (a)(b)	550,000	553,905
4.85%, 07/25/28 (a)(b)	950,000	954,930
4.51%, 10/22/28 (a)(b)	550,000	550,935
3.51%, 01/23/29 (a)(b)	550,000	541,733
4.92%, 01/24/29 (a)(b)	400,000	403,004
4.01%, 04/23/29 (a)(b)	600,000	594,840
2.07%, 06/01/29 (a)(b)	500,000	476,800
4.20%, 07/23/29 (a)(b)	650,000	645,469
5.30%, 07/24/29 (a)(b)	600,000	609,096
6.09%, 10/23/29 (a)(b)	600,000	620,538
4.45%, 12/05/29 (a)(b)	650,000	647,926
5.01%, 01/23/30 (a)(b)	725,000	732,322
5.58%, 04/22/30 (a)(b)	800,000	820,624
4.41%, 04/23/30 (a)(b)	700,000	696,409
3.70%, 05/06/30 (a)(b)	650,000	634,328
4.57%, 06/14/30 (a)(b)	525,000	524,312
5.00%, 07/22/30 (a)(b)	800,000	807,992
8.75%, 09/01/30	150,000	172,955
2.74%, 10/15/30 (a)(b)	900,000	847,467
4.60%, 10/22/30 (a)(b)	650,000	648,992
5.14%, 01/24/31 (a)(b)	500,000	507,935
4.49%, 03/24/31 (a)(b)	850,000	846,022
2.52%, 04/22/31 (a)(b)	800,000	738,720
5.10%, 04/22/31 (a)(b)	650,000	660,725
2.96%, 05/13/31 (a)(b)	1,325,000	1,240,028
4.26%, 10/22/31 (a)(b)	350,000	343,459
1.76%, 11/19/31 (a)(b)	350,000	308,613
4.35%, 01/22/32 (a)(b)	675,000	663,511
1.95%, 02/04/32 (a)(b)	850,000	749,912
2.58%, 04/22/32 (a)(b)	975,000	881,029
4.62%, 04/23/32 (a)(b)	750,000	744,382
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 11/08/32 (a)(b)	875,000	780,631
2.96%, 01/25/33 (a)(b)	700,000	635,404
4.59%, 04/26/33 (a)(b)	650,000	640,971
4.91%, 07/25/33 (a)(b)	1,075,000	1,077,397
5.72%, 09/14/33 (a)(b)	950,000	982,537
5.35%, 06/01/34 (a)(b)	1,250,000	1,275,637
6.25%, 10/23/34 (a)(b)	850,000	912,670
5.34%, 01/23/35 (a)(b)	850,000	863,107
5.77%, 04/22/35 (a)(b)	850,000	885,292
5.29%, 07/22/35 (a)(b)	950,000	960,260
4.95%, 10/22/35 (a)(b)	850,000	839,647
5.50%, 01/24/36 (a)(b)	750,000	767,835
5.57%, 04/22/36 (a)(b)	950,000	977,882
5.58%, 07/23/36 (a)(b)	920,000	934,278
4.81%, 10/22/36 (a)(b)	825,000	801,636
4.90%, 01/22/37 (a)(b)	750,000	731,122
5.19%, 02/05/37 (a)(b)	750,000	738,780
5.15%, 04/23/37 (a)(b)	1,000,000	994,050
6.40%, 05/15/38	650,000	718,724
3.88%, 07/24/38 (a)(b)	725,000	641,038
5.50%, 10/15/40	330,000	337,352
3.11%, 04/22/41 (a)(b)	425,000	329,201
5.60%, 07/15/41	450,000	458,226
2.53%, 11/19/41 (a)(b)	425,000	301,797
5.40%, 01/06/42	350,000	347,861
3.16%, 04/22/42 (a)(b)	525,000	400,444
5.63%, 08/16/43	375,000	377,647
4.85%, 02/01/44	300,000	277,047
4.95%, 06/01/45	475,000	437,176
5.53%, 11/29/45 (a)(b)	725,000	721,157
4.26%, 02/22/48 (a)(b)	525,000	435,976
4.03%, 07/24/48 (a)(b)	325,000	260,179
3.96%, 11/15/48 (a)(b)	950,000	753,711
3.90%, 01/23/49 (a)(b)	475,000	371,607
3.11%, 04/22/51 (a)(b)	600,000	400,878
3.33%, 04/22/52 (a)(b)	1,000,000	692,390
Keybank National Association
5.85%, 11/15/27 (a)	250,000	254,535
4.39%, 12/14/27	250,000	249,813
4.90%, 08/08/32	250,000	246,045
5.00%, 01/26/33 (a)	250,000	247,853
KeyCorp
4.10%, 04/30/28	200,000	198,748
2.55%, 10/01/29	250,000	234,118
5.12%, 04/04/31 (a)(b)	275,000	277,541
4.79%, 06/01/33 (a)(b)	100,000	98,032
6.40%, 03/06/35 (a)(b)	300,000	319,545
5.31%, 01/28/37 (a)(b)	100,000	98,545
Lloyds Banking Group PLC
4.38%, 03/22/28	500,000	499,720
4.55%, 08/16/28	400,000	400,788
3.57%, 11/07/28 (a)(b)	400,000	395,200
5.09%, 11/26/28 (a)(b)	400,000	403,844
5.87%, 03/06/29 (a)(b)	500,000	511,460
4.82%, 06/13/29 (a)(b)	230,000	231,329
4.24%, 02/10/30 (a)(b)	450,000	445,153
5.72%, 06/05/30 (a)(b)	300,000	308,781
4.43%, 11/04/31 (a)(b)	400,000	393,616
4.98%, 08/11/33 (a)(b)	400,000	398,740
7.95%, 11/15/33 (a)(b)	200,000	227,582
5.68%, 01/05/35 (a)(b)	450,000	463,248
5.59%, 11/26/35 (a)(b)	200,000	204,324
6.07%, 06/13/36 (a)(b)	430,000	442,814
4.94%, 11/04/36 (a)(b)	400,000	387,776
5.30%, 12/01/45	200,000	186,458
3.37%, 12/14/46 (a)(b)	400,000	294,336
5.67%, 02/10/47 (a)(b)	200,000	196,466
4.34%, 01/09/48	300,000	244,731

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	350,000	350,189
4.83%, 01/16/29 (a)(b)	100,000	100,445
7.41%, 10/30/29 (a)(b)	200,000	212,448
5.18%, 07/08/31 (a)(b)	140,000	141,431
6.08%, 03/13/32 (a)(b)	200,000	208,988
5.05%, 01/27/34 (a)(b)	250,000	248,478
5.40%, 07/30/35 (a)(b)	220,000	219,514
5.39%, 01/16/36 (a)(b)	325,000	324,815
5.30%, 04/18/36 (a)(b)	125,000	123,984
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (a)	250,000	251,088
4.76%, 07/06/28 (a)(b)	250,000	250,570
4.55%, 04/18/30 (a)(b)	250,000	249,020
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	250,000	247,300
3.96%, 03/02/28	600,000	596,676
5.02%, 07/20/28 (a)(b)	400,000	402,608
4.05%, 09/11/28	250,000	248,123
5.35%, 09/13/28 (a)(b)	400,000	404,364
5.42%, 02/22/29 (a)(b)	200,000	203,024
3.74%, 03/07/29	450,000	442,885
5.24%, 04/19/29 (a)(b)	200,000	202,576
3.20%, 07/18/29	400,000	383,776
2.56%, 02/25/30	400,000	371,112
5.26%, 04/17/30 (a)(b)	200,000	203,236
4.59%, 04/18/30 (a)(b)	250,000	249,568
2.05%, 07/17/30	250,000	225,925
5.20%, 01/16/31 (a)(b)	200,000	203,138
5.48%, 02/22/31 (a)(b)	200,000	204,918
5.16%, 04/24/31 (a)(b)	200,000	202,882
4.53%, 09/12/31 (a)(b)	200,000	197,798
4.51%, 01/14/32 (a)(b)	200,000	197,202
4.85%, 04/21/32 (a)(b)	325,000	324,688
2.31%, 07/20/32 (a)(b)	600,000	530,550
2.49%, 10/13/32 (a)(b)	200,000	177,340
2.85%, 01/19/33 (a)(b)	200,000	179,418
4.32%, 04/19/33 (a)(b)	200,000	193,422
5.13%, 07/20/33 (a)(b)	300,000	302,661
5.47%, 09/13/33 (a)(b)	200,000	205,274
5.44%, 02/22/34 (a)(b)	400,000	410,064
5.41%, 04/19/34 (a)(b)	200,000	204,962
5.43%, 04/17/35 (a)(b)	500,000	509,915
5.57%, 01/16/36 (a)(b)	200,000	205,404
5.62%, 04/24/36 (a)(b)	500,000	514,720
5.19%, 09/12/36 (a)(b)	200,000	199,636
5.06%, 01/14/37 (a)(b)	550,000	542,404
5.33%, 04/21/37 (a)(b)	400,000	401,264
4.29%, 07/26/38	100,000	93,280
4.15%, 03/07/39	100,000	90,519
3.75%, 07/18/39	400,000	340,748
5.87%, 04/21/47 (a)(b)	300,000	304,368
Mizuho Financial Group, Inc.
3.17%, 09/11/27	300,000	295,773
4.02%, 03/05/28	200,000	198,886
5.41%, 09/13/28 (a)(b)	200,000	202,500
5.67%, 05/27/29 (a)(b)	200,000	204,516
5.78%, 07/06/29 (a)(b)	300,000	307,689
4.25%, 09/11/29 (a)(b)	200,000	198,810
3.26%, 05/22/30 (a)(b)	200,000	192,600
5.38%, 05/26/30 (a)(b)	200,000	204,200
5.38%, 07/10/30 (a)(b)	400,000	408,168
3.15%, 07/16/30 (a)(b)	200,000	191,216
2.87%, 09/13/30 (a)(b)	200,000	188,978
5.10%, 05/13/31 (a)(b)	200,000	202,506
2.59%, 05/25/31 (a)(b)	200,000	184,184
5.74%, 05/27/31 (a)(b)	200,000	207,108
4.71%, 07/08/31 (a)(b)	200,000	199,816
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 07/10/31 (a)(b)	250,000	225,908
1.98%, 09/08/31 (a)(b)	250,000	222,973
2.56%, 09/13/31	200,000	177,346
4.44%, 05/12/32 (a)(b)	200,000	196,204
2.17%, 05/22/32 (a)(b)	200,000	176,372
2.26%, 07/09/32 (a)(b)	200,000	176,228
5.67%, 09/13/33 (a)(b)	200,000	207,604
5.75%, 05/27/34 (a)(b)	200,000	208,212
5.75%, 07/06/34 (a)(b)	200,000	208,124
5.58%, 05/26/35 (a)(b)	200,000	205,740
5.59%, 07/10/35 (a)(b)	200,000	205,678
5.42%, 05/13/36 (a)(b)	200,000	202,558
5.32%, 07/08/36 (a)(b)	200,000	201,154
5.05%, 05/12/37 (a)(b)	200,000	196,954
Morgan Stanley
3.59%, 07/22/28 (a)	750,000	742,672
6.30%, 10/18/28 (a)(b)	600,000	615,414
3.77%, 01/24/29 (a)(b)	750,000	741,037
5.12%, 02/01/29 (a)(b)	600,000	605,646
4.99%, 04/12/29 (a)(b)	500,000	503,920
5.16%, 04/20/29 (a)(b)	700,000	707,427
5.45%, 07/20/29 (a)(b)	600,000	610,452
4.13%, 10/18/29 (a)(b)	575,000	568,462
6.41%, 11/01/29 (a)(b)	500,000	519,985
4.24%, 01/09/30 (a)(b)	650,000	643,058
5.17%, 01/16/30 (a)(b)	600,000	607,362
4.43%, 01/23/30 (a)(b)	775,000	770,691
4.56%, 04/10/30 (a)(b)	650,000	647,510
5.66%, 04/18/30 (a)(b)	600,000	615,300
5.04%, 07/19/30 (a)(b)	600,000	605,646
4.65%, 10/18/30 (a)(b)	750,000	747,525
5.23%, 01/15/31 (a)(b)	600,000	609,078
2.70%, 01/22/31 (a)(b)	850,000	791,596
3.62%, 04/01/31 (a)(b)	800,000	768,248
5.19%, 04/17/31 (a)(b)	650,000	659,659
4.36%, 10/22/31 (a)(b)	600,000	588,720
4.49%, 01/16/32 (a)(b)	800,000	787,520
1.79%, 02/13/32 (a)(b)	700,000	609,602
4.71%, 03/12/32 (a)(b)	900,000	891,990
7.25%, 04/01/32	280,000	316,588
4.81%, 04/16/32 (a)(b)	850,000	846,532
1.93%, 04/28/32 (a)(b)	650,000	566,475
2.24%, 07/21/32 (a)(b)	850,000	747,821
2.51%, 10/20/32 (a)(b)	650,000	576,140
2.94%, 01/21/33 (a)(b)	600,000	541,092
4.89%, 07/20/33 (a)(b)	500,000	498,400
6.34%, 10/18/33 (a)(b)	750,000	803,467
5.25%, 04/21/34 (a)(b)	850,000	859,443
5.42%, 07/21/34 (a)(b)	675,000	688,412
6.63%, 11/01/34 (a)(b)	550,000	600,880
5.47%, 01/18/35 (a)(b)	650,000	662,792
5.83%, 04/19/35 (a)(b)	775,000	808,038
5.32%, 07/19/35 (a)(b)	800,000	807,912
5.59%, 01/18/36 (a)(b)	750,000	769,357
5.66%, 04/17/36 (a)(b)	750,000	772,777
2.48%, 09/16/36 (a)(b)	775,000	674,320
4.89%, 10/22/36 (a)(b)	725,000	703,968
5.07%, 01/30/37 (a)(b)	1,250,000	1,225,850
5.30%, 04/10/37 (a)(b)	1,000,000	997,610
5.30%, 04/20/37 (a)(b)	550,000	551,094
5.95%, 01/19/38 (a)(b)	500,000	518,020
3.97%, 07/22/38 (a)	500,000	440,600
5.94%, 02/07/39 (a)(b)	350,000	362,285
4.46%, 04/22/39 (a)(b)	300,000	277,863
5.31%, 01/18/41 (a)(b)	275,000	268,557
3.22%, 04/22/42 (a)(b)	850,000	649,995
6.38%, 07/24/42	475,000	517,859
4.30%, 01/27/45	680,000	575,042
4.38%, 01/22/47	600,000	504,486

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.90%, 03/13/47 (a)(b)	650,000	659,672
5.60%, 03/24/51 (a)(b)	550,000	540,793
2.80%, 01/25/52 (a)(b)	550,000	343,233
5.52%, 11/19/55 (a)(b)	750,000	727,372
Morgan Stanley Bank NA
4.97%, 07/14/28 (a)(b)	500,000	503,140
5.02%, 01/12/29 (a)(b)	400,000	403,092
4.79%, 05/10/30 (a)(b)	750,000	752,347
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	360,000	360,277
4.20%, 11/17/28 (a)(b)	680,000	677,831
4.21%, 02/08/30 (a)(b)	725,000	716,974
4.73%, 07/18/31 (a)(b)	840,000	837,740
4.47%, 11/19/31 (a)(b)	1,300,000	1,280,526
National Australia Bank Ltd.
3.91%, 06/09/27	250,000	249,523
5.09%, 06/11/27	250,000	252,648
4.50%, 10/26/27	750,000	753,727
4.94%, 01/12/28	250,000	252,873
4.31%, 06/13/28	250,000	250,360
4.90%, 06/13/28	250,000	253,290
4.79%, 01/10/29	250,000	253,578
4.53%, 06/13/30	250,000	251,293
National Bank of Canada
5.60%, 12/18/28	250,000	256,968
4.17%, 01/20/29 (a)(b)	250,000	248,975
4.50%, 10/10/29	500,000	498,550
NatWest Group PLC
5.52%, 09/30/28 (a)(b)	200,000	202,846
4.89%, 05/18/29 (a)(b)	600,000	603,672
5.81%, 09/13/29 (a)(b)	200,000	205,198
5.08%, 01/27/30 (a)(b)	400,000	403,708
4.45%, 05/08/30 (a)(b)	600,000	596,244
4.96%, 08/15/30 (a)(b)	250,000	251,855
5.12%, 05/23/31 (a)(b)	200,000	201,932
6.02%, 03/02/34 (a)(b)	200,000	210,320
6.48%, 06/01/34 (a)(b)	200,000	207,332
5.78%, 03/01/35 (a)(b)	600,000	622,074
3.03%, 11/28/35 (a)(b)	250,000	229,255
5.91%, 03/03/47 (a)(b)	200,000	195,772
Northern Trust Corp.
3.65%, 08/03/28 (a)	100,000	98,897
3.15%, 05/03/29 (a)	100,000	97,125
1.95%, 05/01/30 (a)	300,000	273,483
4.15%, 11/19/30	90,000	89,015
6.13%, 11/02/32 (a)	300,000	321,705
5.12%, 11/19/40 (a)(b)	140,000	137,183
Pinnacle Bank/Nashville TN
5.63%, 02/15/28 (a)	250,000	253,120
Pinnacle Financial Partners, Inc.
6.17%, 11/01/30 (a)(b)	75,000	77,000
5.60%, 05/19/32 (a)(b)	200,000	201,066
PNC Bank NA
3.10%, 10/25/27 (a)	250,000	246,235
3.25%, 01/22/28 (a)	250,000	246,400
4.43%, 07/21/28 (a)(b)	250,000	250,068
4.05%, 07/26/28	250,000	247,768
2.70%, 10/22/29	250,000	235,500
PNC Financial Services Group, Inc.
5.35%, 12/02/28 (a)(b)	250,000	253,535
4.08%, 01/26/29 (a)(b)	250,000	248,558
3.45%, 04/23/29 (a)	350,000	341,247
5.58%, 06/12/29 (a)(b)	575,000	588,150
4.62%, 10/26/29 (a)(b)	350,000	350,287
2.55%, 01/22/30 (a)	475,000	443,370
5.49%, 05/14/30 (a)(b)	425,000	435,846
5.22%, 01/29/31 (a)(b)	300,000	305,637
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 05/13/31 (a)(b)	325,000	327,525
2.31%, 04/23/32 (a)(b)	200,000	178,620
4.81%, 10/21/32 (a)(b)	350,000	349,356
4.63%, 06/06/33 (a)(b)	275,000	267,361
6.04%, 10/28/33 (a)(b)	400,000	422,152
5.07%, 01/24/34 (a)(b)	400,000	401,456
5.94%, 08/18/34 (a)(b)	250,000	263,155
6.88%, 10/20/34 (a)(b)	550,000	608,432
5.68%, 01/22/35 (a)(b)	400,000	413,116
5.40%, 07/23/35 (a)(b)	400,000	406,092
5.58%, 01/29/36 (a)(b)	525,000	538,230
5.37%, 07/21/36 (a)(b)	370,000	373,637
5.42%, 01/25/41 (a)(b)	525,000	515,676
Regions Financial Corp.
1.80%, 08/12/28 (a)	250,000	235,790
5.72%, 06/06/30 (a)(b)	250,000	256,578
5.50%, 09/06/35 (a)(b)	200,000	201,874
7.38%, 12/10/37	100,000	113,582
Royal Bank of Canada
4.24%, 08/03/27	250,000	250,253
6.00%, 11/01/27	250,000	256,190
4.90%, 01/12/28	150,000	151,542
5.20%, 08/01/28	200,000	203,730
4.52%, 10/18/28 (a)(b)	275,000	275,737
4.00%, 11/03/28 (a)(b)	150,000	149,225
4.97%, 01/24/29 (a)(b)	650,000	655,141
4.95%, 02/01/29	200,000	203,370
4.50%, 08/06/29 (a)(b)	375,000	374,891
4.40%, 04/17/30 (a)(b)	400,000	397,784
4.97%, 08/02/30 (a)(b)	300,000	303,081
4.65%, 10/18/30 (a)(b)	500,000	500,860
5.15%, 02/04/31 (a)(b)	450,000	456,858
4.97%, 05/02/31 (a)(b)	275,000	277,877
4.70%, 08/06/31 (a)(b)	325,000	324,623
2.30%, 11/03/31	400,000	357,540
4.31%, 11/03/31 (a)(b)	200,000	196,692
4.61%, 05/03/32 (a)(b)	400,000	396,740
3.88%, 05/04/32	325,000	312,270
5.00%, 02/01/33	450,000	454,779
5.00%, 05/02/33	300,000	303,207
5.15%, 02/01/34	350,000	357,759
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	250,000	250,028
6.50%, 03/09/29 (a)(b)	350,000	360,314
5.47%, 03/20/29 (a)(b)	250,000	253,128
6.57%, 06/12/29 (a)(b)	100,000	103,534
6.17%, 01/09/30 (a)(b)	300,000	309,312
5.35%, 09/06/30 (a)(b)	300,000	303,261
5.74%, 03/20/31 (a)(b)	150,000	153,860
7.66%, 11/09/31 (a)(b)	100,000	110,103
6.34%, 05/31/35 (a)(b)	150,000	158,885
Santander U.K. Group Holdings PLC
3.82%, 11/03/28 (a)(b)	250,000	247,425
6.53%, 01/10/29 (a)(b)	400,000	411,740
4.32%, 09/22/29 (a)(b)	440,000	436,379
4.86%, 09/11/30 (a)(b)	200,000	200,200
5.69%, 04/15/31 (a)(b)	400,000	410,372
2.90%, 03/15/32 (a)(b)	200,000	181,818
5.14%, 09/22/36 (a)(b)	200,000	194,232
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	60,000	60,264
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	70,000	72,877
State Street Bank & Trust Co.
4.78%, 11/23/29	250,000	253,678

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Street Corp.
4.33%, 10/22/27 (a)	350,000	350,854
4.54%, 02/28/28 (a)	250,000	251,595
5.82%, 11/04/28 (a)(b)	100,000	102,063
4.53%, 02/20/29 (a)(b)	275,000	275,858
5.68%, 11/21/29 (a)(b)	250,000	257,458
4.14%, 12/03/29 (a)(b)	275,000	273,331
2.40%, 01/24/30	200,000	187,272
4.73%, 02/28/30 (a)	125,000	126,111
4.83%, 04/24/30 (a)	200,000	202,724
2.20%, 03/03/31	200,000	179,458
3.15%, 03/30/31 (a)(b)	100,000	95,269
4.56%, 04/23/32 (a)(b)	200,000	198,460
4.68%, 10/22/32 (a)(b)	150,000	149,643
2.62%, 02/07/33 (a)(b)	275,000	245,762
4.42%, 05/13/33 (a)(b)	100,000	98,065
4.16%, 08/04/33 (a)(b)	300,000	289,293
4.82%, 01/26/34 (a)(b)	300,000	298,770
5.16%, 05/18/34 (a)(b)	200,000	202,646
3.03%, 11/01/34 (a)(b)	100,000	93,885
6.12%, 11/21/34 (a)(b)	100,000	105,551
5.15%, 02/28/36 (a)(b)	150,000	150,519
4.78%, 10/23/36 (a)(b)	275,000	267,922
5.09%, 04/24/37 (a)(b)	175,000	173,887
Sumitomo Mitsui Financial Group, Inc.
3.36%, 07/12/27	700,000	693,693
3.35%, 10/18/27	250,000	246,903
5.52%, 01/13/28	250,000	254,460
3.54%, 01/17/28	700,000	691,096
5.80%, 07/13/28	200,000	205,302
3.94%, 07/19/28	250,000	247,608
5.72%, 09/14/28	200,000	205,114
1.90%, 09/17/28	700,000	660,898
4.31%, 10/16/28	100,000	99,797
2.47%, 01/14/29	200,000	189,966
4.11%, 01/15/29	200,000	198,116
5.32%, 07/09/29	200,000	204,018
3.04%, 07/16/29	700,000	667,485
2.72%, 09/27/29	200,000	188,146
5.71%, 01/13/30	200,000	206,758
2.75%, 01/15/30	200,000	187,048
5.24%, 04/15/30	200,000	203,756
2.13%, 07/08/30	300,000	271,197
5.85%, 07/13/30	200,000	208,164
2.14%, 09/23/30	150,000	134,435
1.71%, 01/12/31	200,000	175,036
4.66%, 07/08/31 (a)(b)	200,000	199,112
5.42%, 07/09/31	200,000	205,264
2.22%, 09/17/31	200,000	175,624
4.49%, 01/15/32 (a)(b)	200,000	197,174
5.45%, 01/15/32	200,000	205,606
5.77%, 01/13/33	250,000	261,343
4.95%, 07/08/33 (a)(b)	200,000	199,654
5.78%, 07/13/33	200,000	209,056
5.81%, 09/14/33	200,000	209,616
5.56%, 07/09/34	250,000	257,718
5.63%, 01/15/35	200,000	207,086
5.25%, 07/08/36 (a)(b)	200,000	201,606
5.05%, 01/15/37 (a)(b)	200,000	197,412
5.33%, 03/03/41 (a)(b)	300,000	293,709
2.93%, 09/17/41	150,000	108,630
3.05%, 01/14/42	200,000	149,936
6.18%, 07/13/43	200,000	212,556
5.84%, 07/09/44	200,000	201,016
5.80%, 07/08/46 (a)(b)	305,000	300,681
5.57%, 01/15/47 (a)(b)	600,000	590,394
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Synchrony Financial
3.95%, 12/01/27 (a)	325,000	321,812
5.15%, 03/19/29 (a)	150,000	150,378
5.02%, 07/29/29 (a)(b)	90,000	90,123
5.94%, 08/02/30 (a)(b)	250,000	255,023
5.45%, 03/06/31 (a)(b)	175,000	175,334
2.88%, 10/28/31 (a)	250,000	220,375
4.95%, 02/25/32 (a)(b)	150,000	146,507
6.00%, 07/29/36 (a)(b)	90,000	90,301
Toronto-Dominion Bank
4.11%, 06/08/27	275,000	274,926
4.69%, 09/15/27	400,000	402,184
5.16%, 01/10/28	375,000	379,571
3.91%, 01/13/28	200,000	198,606
4.86%, 01/31/28	375,000	377,655
4.57%, 06/02/28	200,000	200,632
5.52%, 07/17/28	350,000	358,050
4.11%, 10/13/28	250,000	248,170
4.99%, 04/05/29	200,000	202,774
4.36%, 04/23/29	325,000	323,820
4.78%, 12/17/29	325,000	328,185
4.81%, 06/03/30	375,000	377,591
4.41%, 01/13/31	200,000	198,132
2.00%, 09/10/31	150,000	132,855
2.45%, 01/12/32	275,000	244,373
5.30%, 01/30/32	150,000	153,630
3.20%, 03/10/32	400,000	368,976
4.46%, 06/08/32	525,000	517,246
4.87%, 04/22/33	325,000	323,050
5.15%, 09/10/34 (a)(b)	200,000	201,270
4.93%, 10/15/35	325,000	319,527
Truist Bank
4.42%, 07/24/28 (a)(b)	520,000	519,844
4.14%, 01/27/29 (a)(b)	500,000	497,350
4.14%, 10/23/29 (a)(b)	250,000	247,680
2.25%, 03/11/30 (a)	250,000	228,153
Truist Financial Corp.
1.13%, 08/03/27 (a)	150,000	144,854
4.12%, 06/06/28 (a)(b)	150,000	149,672
4.87%, 01/26/29 (a)(b)	375,000	377,441
3.88%, 03/19/29 (a)	225,000	220,770
1.89%, 06/07/29 (a)(b)	250,000	237,308
7.16%, 10/30/29 (a)(b)	475,000	502,754
5.44%, 01/24/30 (a)(b)	350,000	357,150
1.95%, 06/05/30 (a)	250,000	226,168
5.07%, 05/20/31 (a)(b)	325,000	328,822
4.60%, 01/27/32 (a)(b)	250,000	247,160
4.68%, 04/23/32 (a)(b)	250,000	247,440
5.15%, 08/05/32 (a)(b)	200,000	202,274
4.92%, 07/28/33 (a)(b)	200,000	196,224
6.12%, 10/28/33 (a)(b)	275,000	291,068
5.12%, 01/26/34 (a)(b)	350,000	350,259
5.87%, 06/08/34 (a)(b)	475,000	495,035
5.71%, 01/24/35 (a)(b)	525,000	541,264
4.96%, 10/23/36 (a)(b)	325,000	315,543
5.28%, 04/23/37 (a)(b)	250,000	247,745
U.S. Bancorp
3.90%, 04/26/28 (a)	150,000	149,081
4.55%, 07/22/28 (a)(b)	400,000	400,704
4.65%, 02/01/29 (a)(b)	600,000	601,950
5.78%, 06/12/29 (a)(b)	400,000	409,860
3.00%, 07/30/29 (a)	275,000	262,342
5.38%, 01/23/30 (a)(b)	500,000	510,030
1.38%, 07/22/30 (a)	250,000	220,178
5.10%, 07/23/30 (a)(b)	300,000	304,566
5.05%, 02/12/31 (a)(b)	300,000	303,957
5.08%, 05/15/31 (a)(b)	325,000	329,566
4.48%, 01/26/32 (a)(b)	325,000	320,752

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.68%, 01/27/33 (a)(b)	300,000	267,333
4.97%, 07/22/33 (a)(b)	350,000	346,812
5.85%, 10/21/33 (a)(b)	375,000	392,449
4.84%, 02/01/34 (a)(b)	500,000	493,980
5.84%, 06/12/34 (a)(b)	450,000	469,863
5.68%, 01/23/35 (a)(b)	500,000	516,655
5.42%, 02/12/36 (a)(b)	300,000	305,784
2.49%, 11/03/36 (a)(b)	425,000	369,563
5.03%, 01/26/37 (a)(b)	250,000	246,100
5.72%, 05/20/41 (a)(b)	325,000	325,774
U.S. Bank NA
4.54%, 05/20/29 (a)(b)	350,000	350,035
UBS AG
5.00%, 07/09/27	250,000	252,310
7.50%, 02/15/28	400,000	421,208
5.65%, 09/11/28	450,000	462,807
4.30%, 03/16/29 (a)(b)	300,000	299,547
4.68%, 11/29/30 (a)(b)	300,000	300,702
4.63%, 02/16/32 (a)(b)	300,000	298,956
4.50%, 06/26/48	200,000	172,518
UBS Americas, Inc.
7.13%, 07/15/32	150,000	167,735
UBS Group AG
4.88%, 05/15/45	500,000	453,920
Valley National Bancorp
6.22%, 06/01/36 (a)(b)	125,000	124,945
Wachovia Corp.
5.50%, 08/01/35	230,000	232,206
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	48,878
5.78%, 09/11/35 (a)(b)	60,000	60,485
Wells Fargo & Co.
4.30%, 07/22/27	630,000	629,842
2.39%, 06/02/28 (a)(b)	850,000	833,765
4.81%, 07/25/28 (a)(b)	750,000	753,030
4.15%, 01/24/29 (a)	975,000	968,672
4.97%, 04/23/29 (a)(b)	600,000	604,608
4.58%, 05/20/29 (a)(b)	600,000	599,862
5.57%, 07/25/29 (a)(b)	1,100,000	1,121,791
4.08%, 09/15/29 (a)(b)	270,000	266,987
6.30%, 10/23/29 (a)(b)	700,000	727,083
7.95%, 11/15/29	100,000	109,944
4.18%, 01/23/30 (a)(b)	375,000	371,265
5.20%, 01/23/30 (a)(b)	700,000	710,556
2.88%, 10/30/30 (a)(b)	900,000	849,888
5.24%, 01/24/31 (a)(b)	800,000	813,768
2.57%, 02/11/31 (a)(b)	800,000	741,992
4.48%, 04/04/31 (a)(b)	675,000	669,492
5.15%, 04/23/31 (a)(b)	850,000	862,826
4.84%, 05/20/32 (a)(b)	850,000	849,422
3.35%, 03/02/33 (a)(b)	1,000,000	921,100
4.90%, 07/25/33 (a)(b)	1,100,000	1,096,403
5.39%, 04/24/34 (a)(b)	950,000	967,689
5.56%, 07/25/34 (a)(b)	1,100,000	1,131,680
6.49%, 10/23/34 (a)(b)	1,350,000	1,463,332
5.50%, 01/23/35 (a)(b)	775,000	791,593
5.38%, 02/07/35	100,000	102,828
5.21%, 12/03/35 (a)(b)	650,000	650,858
5.61%, 04/23/36 (a)(b)	775,000	795,475
4.89%, 09/15/36 (a)(b)	460,000	448,937
4.96%, 01/23/37 (a)(b)	900,000	879,543
3.07%, 04/30/41 (a)(b)	900,000	684,333
5.38%, 11/02/43	525,000	494,849
5.61%, 01/15/44	625,000	604,225
4.65%, 11/04/44	500,000	425,125
3.90%, 05/01/45	545,000	432,561
4.90%, 11/17/45	450,000	394,447
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 06/14/46	550,000	447,876
4.75%, 12/07/46	525,000	447,242
5.43%, 01/23/47 (a)(b)	400,000	384,360
5.01%, 04/04/51 (a)(b)	1,400,000	1,257,536
4.61%, 04/25/53 (a)(b)	850,000	716,414
5.95%, 12/01/86	75,000	76,605
Wells Fargo Bank NA
5.95%, 08/26/36	250,000	261,865
5.85%, 02/01/37	250,000	259,525
6.60%, 01/15/38	500,000	549,705
Western Alliance Bank
6.54%, 11/15/35 (a)(b)	100,000	98,811
Westpac Banking Corp.
4.04%, 08/26/27	200,000	199,896
5.46%, 11/18/27	200,000	203,726
3.40%, 01/25/28	400,000	395,316
4.15%, 05/11/28	325,000	324,691
5.54%, 11/17/28	250,000	257,813
1.95%, 11/20/28	200,000	189,442
5.05%, 04/16/29	150,000	153,228
2.65%, 01/16/30	450,000	424,413
4.35%, 07/01/30	150,000	149,901
2.15%, 06/03/31	250,000	224,328
4.45%, 06/12/31	250,000	248,885
5.41%, 08/10/33 (a)(b)	400,000	405,288
6.82%, 11/17/33	275,000	300,886
4.11%, 07/24/34 (a)(b)	375,000	366,382
2.67%, 11/15/35 (a)(b)	400,000	361,276
5.62%, 11/20/35 (a)(b)	400,000	404,856
3.02%, 11/18/36 (a)(b)	350,000	313,415
4.42%, 07/24/39	200,000	179,768
2.96%, 11/16/40	200,000	148,152
3.13%, 11/18/41	200,000	147,846
Wintrust Financial Corp.
4.85%, 06/06/29	50,000	49,351
Zions Bancorp NA
4.70%, 08/18/28 (a)(b)	250,000	250,120
3.25%, 10/29/29 (a)	250,000	235,260
		430,609,915
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	225,000	212,287
5.50%, 08/20/34 (a)	75,000	75,252
5.50%, 02/15/36 (a)	75,000	74,213
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	150,000	154,575
4.50%, 05/13/32 (a)	100,000	99,138
5.15%, 05/15/33 (a)	150,000	152,737
5.20%, 04/15/35 (a)	250,000	250,895
Apollo Global Management, Inc.
4.60%, 01/15/31 (a)	70,000	69,346
6.38%, 11/15/33 (a)	100,000	107,389
5.15%, 08/12/35 (a)	325,000	318,731
5.70%, 03/30/36 (a)	175,000	176,921
5.80%, 05/21/54 (a)	150,000	144,951
6.00%, 12/15/54 (a)(b)	175,000	170,023
ARES Management Corp.
6.38%, 11/10/28 (a)	100,000	103,788
5.60%, 10/11/54 (a)	225,000	204,793
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	78,860
6.60%, 06/10/29 (a)	100,000	103,181
6.15%, 04/02/30 (a)	200,000	204,916

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	150,000	150,979
4.70%, 03/14/29 (a)	100,000	101,217
5.00%, 03/14/34 (a)	700,000	709,338
4.90%, 01/08/35 (a)	200,000	200,940
5.25%, 03/14/54 (a)	400,000	378,376
5.35%, 01/08/55 (a)	325,000	312,387
Blackrock, Inc.
3.25%, 04/30/29 (a)	250,000	243,527
2.40%, 04/30/30 (a)	200,000	185,792
1.90%, 01/28/31 (a)	250,000	223,340
2.10%, 02/25/32 (a)	200,000	175,818
4.75%, 05/25/33 (a)	400,000	403,524
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30 (a)(c)	400,000	393,944
5.00%, 12/06/34 (a)	150,000	148,335
4.95%, 02/15/36 (a)	100,000	97,368
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	125,000	110,428
4.38%, 02/15/32 (a)	75,000	68,966
6.25%, 04/18/34 (a)	350,000	347,746
4.13%, 10/07/51 (a)	75,000	51,677
Brookfield Asset Management Ltd.
4.65%, 11/15/30 (a)	110,000	109,013
4.83%, 04/15/31 (a)	300,000	298,875
5.80%, 04/24/35 (a)	100,000	102,378
5.30%, 01/15/36 (a)	70,000	68,751
6.08%, 09/15/55 (a)	265,000	268,090
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	175,000	184,718
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	125,000	109,384
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	100,000	68,096
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	200,000	198,074
4.85%, 03/29/29 (a)	450,000	451,732
4.35%, 04/15/30 (a)	150,000	147,666
2.72%, 04/15/31 (a)	100,000	90,892
6.35%, 01/05/34 (a)	350,000	373,411
5.68%, 01/15/35 (a)	75,000	76,433
5.33%, 01/15/36 (a)	190,000	187,678
4.70%, 09/20/47 (a)	175,000	149,142
3.50%, 03/30/51 (a)	150,000	103,055
3.63%, 02/15/52 (a)	100,000	69,763
5.97%, 03/04/54 (a)	300,000	297,972
5.81%, 03/03/55 (a)	75,000	73,156
Carlyle Group, Inc.
5.05%, 09/19/35 (a)	140,000	135,209
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	200,000	176,086
Charles Schwab Corp.
3.20%, 01/25/28 (a)(d)	100,000	98,377
2.00%, 03/20/28 (a)(d)	300,000	288,534
4.00%, 02/01/29 (a)(d)	75,000	74,398
5.64%, 05/19/29 (a)(b)(d)	290,000	296,711
3.25%, 05/22/29 (a)(d)	75,000	72,819
2.75%, 10/01/29 (a)(d)	50,000	47,382
6.20%, 11/17/29 (a)(b)(d)	325,000	337,925
4.63%, 03/22/30 (a)(d)	75,000	75,659
4.74%, 05/21/30 (a)(b)(d)	200,000	201,128
1.65%, 03/11/31 (a)(d)	150,000	131,282
2.30%, 05/13/31 (a)(d)	150,000	134,637
4.34%, 11/14/31 (a)(b)	225,000	221,787
1.95%, 12/01/31 (a)(d)	175,000	152,544
2.90%, 03/03/32 (a)(d)	225,000	204,352
5.85%, 05/19/34 (a)(b)(d)	325,000	340,642
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.14%, 08/24/34 (a)(b)(d)	325,000	346,096
4.91%, 11/14/36 (a)(b)(d)	225,000	218,981
5.49%, 05/21/37 (a)(b)(d)	250,000	253,632
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	99,146
4.40%, 03/15/30 (a)	350,000	350,056
2.65%, 03/15/32 (a)	200,000	181,048
5.30%, 09/15/43 (a)	200,000	198,656
4.15%, 06/15/48 (a)	100,000	83,524
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	450,000	396,616
2.95%, 08/12/51 (a)	100,000	62,799
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	98,555
4.00%, 09/15/27 (a)	300,000	299,103
3.63%, 09/01/28 (a)	275,000	270,594
3.75%, 09/21/28 (a)	100,000	98,634
3.95%, 12/01/28 (a)	110,000	108,981
4.35%, 06/15/29 (a)	250,000	249,105
2.10%, 06/15/30 (a)	250,000	227,725
4.20%, 03/15/31 (a)	120,000	118,148
5.25%, 06/15/31 (a)	150,000	154,242
1.85%, 09/15/32 (a)	750,000	634,282
4.60%, 03/15/33 (a)	575,000	569,704
2.65%, 09/15/40 (a)	250,000	182,667
4.25%, 09/21/48 (a)	350,000	289,761
3.00%, 06/15/50 (a)	400,000	262,768
4.95%, 06/15/52 (a)	400,000	362,972
3.00%, 09/15/60 (a)	425,000	252,046
5.20%, 06/15/62 (a)	200,000	182,942
Invesco Finance PLC
5.38%, 11/30/43	100,000	95,857
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	100,000	101,134
Jefferies Financial Group, Inc.
6.45%, 06/08/27	100,000	101,892
5.88%, 07/21/28 (a)	200,000	204,782
4.15%, 01/23/30	425,000	412,403
5.13%, 04/28/31 (a)	275,000	272,088
2.63%, 10/15/31 (a)	200,000	174,810
2.75%, 10/15/32 (a)	100,000	85,676
6.20%, 04/14/34 (a)	450,000	465,237
6.25%, 01/15/36	100,000	103,127
5.50%, 02/15/36 (a)	275,000	267,839
6.50%, 01/20/43	150,000	151,545
KKR & Co., Inc.
5.10%, 08/07/35 (a)	160,000	155,928
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	149,528
4.38%, 03/11/29 (a)	150,000	148,853
6.00%, 03/15/31 (a)	75,000	78,338
5.63%, 08/01/35 (a)	100,000	100,884
Legg Mason, Inc.
5.63%, 01/15/44	75,000	74,123
LPL Holdings, Inc.
4.90%, 04/03/28 (a)	75,000	75,287
6.75%, 11/17/28 (a)	150,000	156,804
5.20%, 03/15/30 (a)	150,000	151,279
5.15%, 06/15/30 (a)	250,000	251,500
6.00%, 05/20/34 (a)	100,000	102,617
5.65%, 03/15/35 (a)	95,000	94,576
5.75%, 06/15/35 (a)	200,000	200,562
Marex Group PLC
5.83%, 05/08/28 (a)	100,000	101,299
6.40%, 11/04/29 (a)	225,000	232,198
5.68%, 04/21/31 (a)	125,000	125,353

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nasdaq, Inc.
5.35%, 06/28/28 (a)	175,000	178,082
1.65%, 01/15/31 (a)	100,000	88,007
5.55%, 02/15/34 (a)	300,000	310,029
2.50%, 12/21/40 (a)	150,000	106,077
3.25%, 04/28/50 (a)	100,000	67,944
3.95%, 03/07/52 (a)	100,000	75,256
5.95%, 08/15/53 (a)	225,000	229,401
6.10%, 06/28/63 (a)	250,000	256,992
Nomura Holdings, Inc.
5.59%, 07/02/27	200,000	202,228
5.84%, 01/18/28	200,000	203,878
6.07%, 07/12/28	200,000	205,740
2.17%, 07/14/28	200,000	190,200
5.61%, 07/06/29	200,000	204,952
3.10%, 01/16/30	400,000	377,012
4.90%, 07/01/30	200,000	200,154
2.68%, 07/16/30	200,000	183,732
2.61%, 07/14/31	200,000	179,340
3.00%, 01/22/32	200,000	180,866
6.18%, 01/18/33	200,000	212,228
6.09%, 07/12/33	200,000	211,746
5.78%, 07/03/34	200,000	207,324
5.49%, 06/29/35 (c)	400,000	407,772
5.04%, 06/10/36 (a)(b)	300,000	294,129
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	100,322
4.90%, 09/11/35 (a)	110,000	107,069
4.95%, 07/15/46	150,000	134,891
3.75%, 04/01/51 (a)	150,000	108,884
5.65%, 09/11/55 (a)	450,000	435,829
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	97,179
TPG Operating Group II LP
4.88%, 05/15/31 (a)	225,000	222,671
5.88%, 03/05/34 (a)	100,000	102,240
5.38%, 01/15/36 (a)	150,000	147,005
		30,840,930
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (a)	250,000	247,690
4.63%, 10/15/27 (a)	150,000	150,210
3.88%, 01/23/28 (a)	150,000	148,437
4.88%, 04/01/28 (a)	400,000	402,248
5.75%, 06/06/28 (a)	200,000	204,426
3.00%, 10/29/28 (a)	900,000	867,159
5.10%, 01/19/29 (a)	150,000	151,732
4.13%, 02/28/29 (a)	150,000	148,074
4.63%, 09/10/29 (a)	350,000	349,314
6.15%, 09/30/30 (a)	150,000	157,257
4.38%, 11/15/30 (a)	450,000	442,098
5.38%, 12/15/31 (a)	250,000	254,952
3.30%, 01/30/32 (a)	1,000,000	915,420
4.75%, 01/15/33 (a)	150,000	146,916
3.40%, 10/29/33 (a)	450,000	400,666
5.30%, 01/19/34 (a)	150,000	150,269
4.95%, 09/10/34 (a)	350,000	341,348
5.00%, 11/15/35 (a)	150,000	145,721
3.85%, 10/29/41 (a)	300,000	242,445
6.95%, 03/10/55 (a)(b)	150,000	155,397
6.50%, 01/31/56 (a)(b)	150,000	152,866
Apollo Debt Solutions BDC
5.20%, 12/08/28 (a)(e)	75,000	74,229
6.90%, 04/13/29 (a)	325,000	334,305
5.88%, 08/30/30 (a)	70,000	69,441
5.70%, 01/23/31 (a)(e)	150,000	147,677
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.70%, 07/29/31 (a)	350,000	358,260
6.55%, 03/15/32 (a)(e)	75,000	75,993
6.55%, 03/15/32 (a)	100,000	101,325
ARES Capital Corp.
2.88%, 06/15/27 (a)	100,000	98,114
2.88%, 06/15/28 (a)	200,000	191,782
5.88%, 03/01/29 (a)	150,000	151,708
5.95%, 07/15/29 (a)	350,000	354,378
5.55%, 01/15/30 (a)	210,000	209,269
5.50%, 09/01/30 (a)	350,000	346,689
5.10%, 01/15/31 (a)	110,000	106,998
5.25%, 04/12/31 (a)	125,000	122,138
3.20%, 11/15/31 (a)	150,000	131,940
5.80%, 03/08/32 (a)(c)	300,000	298,572
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	200,000	200,436
5.45%, 09/09/28 (a)(e)	110,000	109,145
4.85%, 01/15/29 (a)(e)	110,000	107,177
6.35%, 08/15/29 (a)	375,000	379,819
5.60%, 02/15/30 (a)	275,000	271,023
5.80%, 09/09/30 (a)(e)	90,000	88,736
5.15%, 01/15/31 (a)(e)	90,000	86,328
5.55%, 04/15/31 (a)(e)	125,000	121,804
6.20%, 03/21/32 (a)	175,000	174,282
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)	75,000	73,655
5.95%, 03/01/31 (a)	175,000	170,028
Barings BDC, Inc.
5.20%, 09/15/28 (a)	50,000	49,202
7.00%, 02/15/29 (a)	225,000	228,991
Barings Private Credit Corp.
5.75%, 02/06/29 (a)(e)	75,000	73,534
6.15%, 06/11/30 (a)(e)	70,000	68,617
Blackstone Private Credit Fund
4.95%, 09/26/27 (a)	175,000	174,552
7.30%, 11/27/28 (a)	150,000	155,625
4.00%, 01/15/29 (a)	100,000	95,699
5.95%, 07/16/29 (a)	350,000	350,822
5.60%, 11/22/29 (a)	200,000	197,648
5.25%, 04/01/30 (a)	75,000	72,952
5.05%, 09/10/30 (a)	90,000	86,525
6.25%, 01/25/31 (a)	175,000	175,409
5.35%, 03/12/31 (a)	176,000	169,844
5.95%, 05/15/31 (a)	200,000	197,576
6.00%, 01/29/32 (a)	200,000	197,454
6.00%, 11/22/34 (a)	225,000	216,450
Blackstone Secured Lending Fund
5.88%, 11/15/27 (a)	100,000	100,882
5.35%, 04/13/28 (a)	400,000	399,692
2.85%, 09/30/28 (a)	100,000	94,432
5.25%, 09/04/29 (a)	100,000	98,668
5.30%, 06/30/30 (a)	75,000	73,216
5.13%, 01/31/31 (a)	125,000	120,329
5.90%, 05/21/31 (a)	175,000	173,402
Blue Owl Capital Corp.
2.88%, 06/11/28 (a)	300,000	283,338
5.95%, 03/15/29 (a)	200,000	200,074
6.20%, 07/15/30 (a)(c)	100,000	99,960
6.30%, 08/15/31 (a)	100,000	99,620
Blue Owl Credit Income Corp.
7.75%, 09/16/27 (a)	175,000	178,815
7.95%, 06/13/28 (a)	125,000	129,748
7.75%, 01/15/29 (a)	100,000	103,375
6.60%, 09/15/29 (a)	300,000	302,478
5.80%, 03/15/30 (a)	275,000	267,943
6.65%, 03/15/31 (a)	150,000	150,490

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (a)	100,000	99,836
6.75%, 04/04/29 (a)(c)	125,000	125,644
6.13%, 01/23/31 (a)	200,000	193,652
Capital Southwest Corp.
5.95%, 09/18/30 (a)	60,000	59,745
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	75,000	75,574
5.75%, 02/15/31 (a)	50,000	48,143
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	150,000	153,462
6.00%, 10/02/30 (a)(e)	50,000	48,241
GATX Corp.
3.50%, 03/15/28 (a)	150,000	147,501
4.55%, 11/07/28 (a)	75,000	74,971
4.70%, 04/01/29 (a)	150,000	150,463
4.00%, 06/30/30 (a)	100,000	97,571
1.90%, 06/01/31 (a)	100,000	87,390
3.50%, 06/01/32 (a)	75,000	69,458
4.90%, 03/15/33 (a)	75,000	74,729
5.45%, 09/15/33 (a)	75,000	76,178
6.05%, 03/15/34 (a)	200,000	211,000
6.90%, 05/01/34 (a)	100,000	110,480
5.50%, 06/15/35 (a)	200,000	202,578
5.20%, 03/15/44 (a)	75,000	69,380
3.10%, 06/01/51 (a)	100,000	63,838
6.05%, 06/05/54 (a)	250,000	252,842
Goldman Sachs BDC, Inc.
5.10%, 01/28/29 (a)	150,000	146,838
5.65%, 09/09/30 (a)	70,000	68,971
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	275,000	273,300
5.88%, 05/06/28 (a)	100,000	100,232
5.38%, 01/31/29 (a)	175,000	174,022
6.25%, 05/06/30 (a)	200,000	202,778
5.88%, 01/31/31 (a)	240,000	238,222
6.15%, 06/16/31 (a)(e)	200,000	199,220
Golub Capital BDC, Inc.
7.05%, 12/05/28 (a)	150,000	154,384
6.00%, 07/15/29 (a)	250,000	250,902
6.25%, 06/01/31 (a)	125,000	124,815
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)(e)	90,000	89,240
5.80%, 09/12/29 (a)	90,000	89,287
5.88%, 05/01/30 (a)	95,000	94,124
5.60%, 04/15/31 (a)(e)	225,000	216,857
Hercules Capital, Inc.
5.35%, 02/10/29 (a)	150,000	148,293
6.00%, 06/16/30 (a)	60,000	60,026
HPS Corporate Lending Fund
5.30%, 06/05/27	100,000	99,737
5.45%, 01/14/28 (a)	200,000	199,668
4.90%, 09/11/28 (a)	110,000	108,056
6.75%, 01/30/29 (a)	200,000	203,882
5.15%, 04/02/29 (a)(e)	75,000	73,508
6.25%, 09/30/29 (a)	75,000	75,678
5.85%, 06/05/30 (a)	150,000	148,275
5.45%, 11/15/30 (a)	190,000	184,456
5.65%, 04/02/31 (a)(e)	75,000	73,152
6.30%, 08/19/31 (a)(e)	150,000	150,439
5.95%, 04/14/32 (a)	100,000	98,561
Main Street Capital Corp.
6.50%, 06/04/27 (a)	50,000	50,510
5.40%, 08/15/28 (a)	100,000	99,700
6.95%, 03/01/29 (a)	75,000	77,313
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29 (a)	75,000	75,896
6.00%, 05/19/30 (a)	100,000	100,195
MSD Investment Corp.
6.25%, 05/31/30 (a)	100,000	98,958
6.13%, 02/05/31 (a)(e)	75,000	73,268
New Mountain Finance Corp.
6.20%, 10/15/27	75,000	75,479
6.88%, 02/01/29 (a)	75,000	75,364
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)(e)	50,000	48,888
5.75%, 02/01/30 (a)	75,000	73,667
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	100,000	100,669
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	100,000	101,856
6.34%, 02/27/30 (a)	75,000	74,383
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	75,000	79,116
6.50%, 07/23/29 (a)	175,000	176,913
6.19%, 07/15/30 (a)	70,000	69,732
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	200,000	204,150
5.75%, 01/15/30 (a)	250,000	248,712
6.13%, 07/15/30 (a)	100,000	100,579
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28 (a)	125,000	128,990
6.13%, 03/01/29 (a)	75,000	76,167
5.63%, 08/15/30 (a)	75,000	74,537
5.65%, 08/15/31 (a)	75,000	74,036
Sumisho Air Lease Corp.
3.63%, 12/01/27 (a)	150,000	147,956
5.85%, 12/15/27 (a)	150,000	152,827
5.30%, 02/01/28 (a)	300,000	303,051
4.40%, 03/24/28 (e)	200,000	199,122
2.10%, 09/01/28 (a)	275,000	259,784
4.63%, 10/01/28 (a)	100,000	99,712
5.10%, 03/01/29 (a)	150,000	151,365
4.50%, 03/24/29 (a)(e)	300,000	298,215
3.25%, 10/01/29 (a)	100,000	95,052
3.00%, 02/01/30 (a)	225,000	210,674
3.13%, 12/01/30 (a)	150,000	138,822
4.85%, 03/24/31 (a)(e)	400,000	396,612
5.20%, 07/15/31 (a)	200,000	201,092
2.88%, 01/15/32 (a)	150,000	134,096
5.50%, 03/24/36 (a)(e)	150,000	149,534
Trinity Capital, Inc.
7.00%, 05/21/31 (a)	75,000	75,491
		28,429,340
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	96,462
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	110,000	113,237
6.38%, 07/01/34 (a)	300,000	307,869
6.75%, 07/15/35 (a)	70,000	73,137
6.00%, 03/15/36 (a)	175,000	172,982
J Paul Getty Trust
4.91%, 04/01/35 (a)	100,000	100,503
ORIX Corp.
3.70%, 07/18/27	100,000	99,155
5.00%, 09/13/27	95,000	95,632
4.65%, 09/10/29	150,000	150,604
4.45%, 09/09/30	190,000	187,971

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 03/09/31	100,000	89,117
4.00%, 04/13/32	175,000	167,582
5.20%, 09/13/32	200,000	202,982
5.40%, 02/25/35	95,000	96,187
		1,953,420
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	100,000	116,700
AEGON Funding Co. LLC
5.63%, 05/07/36 (a)	125,000	124,780
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	200,850
Aetna, Inc.
6.63%, 06/15/36	275,000	300,127
6.75%, 12/15/37	150,000	164,014
4.50%, 05/15/42 (a)	100,000	85,458
4.75%, 03/15/44 (a)	150,000	128,454
3.88%, 08/15/47 (a)	75,000	55,063
Aflac, Inc.
3.60%, 04/01/30 (a)	250,000	241,970
5.15%, 05/14/36 (a)	125,000	124,964
4.00%, 10/15/46 (a)	75,000	59,228
4.75%, 01/15/49 (a)	100,000	87,009
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	96,955
4.90%, 09/15/44 (a)	100,000	89,988
3.25%, 08/15/51 (a)	100,000	66,368
Allstate Corp.
5.05%, 06/24/29 (a)	100,000	101,587
1.45%, 12/15/30 (a)	275,000	239,569
5.25%, 03/30/33 (a)	150,000	152,841
5.35%, 06/01/33	100,000	102,682
5.55%, 05/09/35	250,000	258,657
5.95%, 04/01/36	75,000	79,181
4.50%, 06/15/43	125,000	108,164
4.20%, 12/15/46 (a)	175,000	141,500
3.85%, 08/10/49 (a)	100,000	75,161
6.50%, 05/15/67 (a)(b)	100,000	102,302
American Financial Group, Inc.
5.00%, 09/23/35 (a)	60,000	58,071
4.50%, 06/15/47 (a)	175,000	143,931
American International Group, Inc.
4.85%, 05/07/30 (a)	100,000	100,952
3.40%, 06/30/30 (a)	150,000	143,228
5.13%, 03/27/33 (a)	150,000	151,751
3.88%, 01/15/35 (a)	78,000	71,739
5.45%, 05/07/35 (a)	225,000	230,337
4.50%, 07/16/44 (a)	145,000	126,136
4.80%, 07/10/45 (a)	200,000	178,408
4.75%, 04/01/48 (a)	200,000	176,120
5.75%, 04/01/48 (a)(b)	100,000	100,482
4.38%, 06/30/50 (a)	325,000	267,823
American National Group, Inc.
5.00%, 06/15/27 (a)	90,000	90,223
5.75%, 10/01/29 (a)	100,000	101,551
6.00%, 07/15/35 (a)	225,000	223,402
Aon Corp.
4.50%, 12/15/28 (a)	100,000	100,040
3.75%, 05/02/29 (a)	150,000	146,904
2.80%, 05/15/30 (a)	200,000	186,512
6.25%, 09/30/40	50,000	53,786
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	100,000	87,561
2.60%, 12/02/31 (a)	100,000	89,320
5.00%, 09/12/32 (a)	100,000	100,679
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 02/28/33 (a)	300,000	306,657
2.90%, 08/23/51 (a)	275,000	169,771
3.90%, 02/28/52 (a)	200,000	148,216
Aon Global Ltd.
4.60%, 06/14/44 (a)	100,000	86,946
4.75%, 05/15/45 (a)	225,000	198,000
Aon North America, Inc.
5.15%, 03/01/29 (a)	150,000	152,424
5.30%, 03/01/31 (a)	125,000	127,656
5.45%, 03/01/34 (a)	500,000	511,035
5.75%, 03/01/54 (a)	575,000	563,500
Arch Capital Finance LLC
5.03%, 12/15/46 (a)	100,000	91,789
Arch Capital Group Ltd.
7.35%, 05/01/34	75,000	85,343
3.64%, 06/30/50 (a)(c)	200,000	146,976
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	85,000	80,138
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	150,000	150,314
4.85%, 12/15/29 (a)	150,000	151,373
2.40%, 11/09/31 (a)	100,000	88,524
5.00%, 02/15/32 (a)	100,000	100,174
5.50%, 03/02/33 (a)	75,000	77,147
6.50%, 02/15/34 (a)	50,000	54,059
5.45%, 07/15/34 (a)	102,000	103,682
5.15%, 02/15/35 (a)	400,000	397,228
3.50%, 05/20/51 (a)	350,000	241,475
3.05%, 03/09/52 (a)	100,000	62,556
5.75%, 03/02/53 (a)	200,000	193,948
6.75%, 02/15/54 (a)	200,000	219,060
5.75%, 07/15/54 (a)	100,000	97,134
5.55%, 02/15/55 (a)	400,000	378,168
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	60,000	61,902
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	100,322
3.70%, 02/22/30 (a)	100,000	95,979
5.55%, 02/15/36 (a)	90,000	89,807
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	200,000	206,482
3.15%, 06/15/31 (a)	200,000	185,972
3.60%, 09/15/51 (a)	50,000	34,619
Athene Holding Ltd.
4.13%, 01/12/28 (a)	675,000	669,917
6.15%, 04/03/30 (a)	100,000	103,755
3.50%, 01/15/31 (a)	100,000	93,872
6.65%, 02/01/33 (a)	100,000	106,216
5.88%, 01/15/34 (a)	100,000	101,773
3.95%, 05/25/51 (a)	100,000	69,104
3.45%, 05/15/52 (a)	125,000	78,408
6.25%, 04/01/54 (a)	275,000	259,798
6.63%, 10/15/54 (a)(b)	150,000	144,347
6.63%, 05/19/55 (a)	350,000	346,482
6.88%, 06/28/55 (a)(b)	150,000	145,245
AXA SA
8.60%, 12/15/30	250,000	287,045
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	97,702
4.90%, 01/15/40 (a)(b)	50,000	48,813
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	50,000	49,592
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	100,000	91,780
1.45%, 10/15/30 (a)	150,000	133,497
2.88%, 03/15/32 (a)	250,000	231,835

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 01/15/40	200,000	215,056
4.40%, 05/15/42	200,000	179,876
4.30%, 05/15/43	75,000	66,098
4.20%, 08/15/48 (a)	625,000	514,681
4.25%, 01/15/49 (a)	525,000	433,949
2.85%, 10/15/50 (a)	500,000	318,335
2.50%, 01/15/51 (a)	100,000	59,261
3.85%, 03/15/52 (a)	725,000	552,406
Berkshire Hathaway, Inc.
4.50%, 02/11/43	250,000	227,840
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	148,133
5.63%, 05/15/30 (a)(c)	150,000	151,749
4.70%, 06/22/47 (a)	250,000	180,955
3.85%, 12/22/51 (a)	75,000	45,476
Brown & Brown, Inc.
4.70%, 06/23/28 (a)	90,000	90,223
4.50%, 03/15/29 (a)	75,000	74,634
4.90%, 06/23/30 (a)	150,000	150,068
2.38%, 03/15/31 (a)	150,000	133,215
4.20%, 03/17/32 (a)	100,000	95,130
5.25%, 06/23/32 (a)	265,000	265,660
5.65%, 06/11/34 (a)	225,000	228,067
5.55%, 06/23/35 (a)	380,000	380,961
4.95%, 03/17/52 (a)	100,000	84,251
6.25%, 06/23/55 (a)	290,000	291,392
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	150,000	151,140
1.38%, 09/15/30 (a)	400,000	350,892
5.00%, 03/15/34 (a)	375,000	376,744
4.90%, 08/15/35 (a)	450,000	444,316
6.70%, 05/15/36	225,000	252,315
5.30%, 05/20/36 (a)	250,000	253,540
6.00%, 05/11/37	150,000	160,123
6.50%, 05/15/38	100,000	111,792
4.15%, 03/13/43	75,000	63,817
4.35%, 11/03/45 (a)	250,000	215,120
2.85%, 12/15/51 (a)	150,000	94,908
3.05%, 12/15/61 (a)	250,000	153,378
Cincinnati Financial Corp.
6.92%, 05/15/28	75,000	78,479
6.13%, 11/01/34	50,000	52,822
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	98,875
3.90%, 05/01/29 (a)	100,000	98,030
2.05%, 08/15/30 (a)	100,000	89,638
5.50%, 06/15/33 (a)	100,000	101,977
5.13%, 02/15/34 (a)	200,000	198,382
5.20%, 08/15/35 (a)	175,000	172,212
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	250,000	251,800
6.45%, 06/15/34 (a)	125,000	130,534
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)	150,000	146,649
3.90%, 04/05/32 (a)	450,000	423,661
6.05%, 09/15/33 (a)	100,000	105,081
5.75%, 01/15/34 (a)	350,000	360,332
4.35%, 04/05/42 (a)	100,000	84,225
4.40%, 04/05/52 (a)	425,000	342,835
6.88%, 12/15/52 (a)(b)	175,000	177,719
6.38%, 09/15/54 (a)(b)	150,000	149,507
Elevance Health, Inc.
3.65%, 12/01/27 (a)	400,000	396,068
4.10%, 03/01/28 (a)	400,000	397,992
4.00%, 09/15/28 (a)	255,000	252,705
5.15%, 06/15/29 (a)	100,000	101,574
2.88%, 09/15/29 (a)	350,000	331,877
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/15/30 (a)	150,000	150,788
2.25%, 05/15/30 (a)	350,000	320,271
2.55%, 03/15/31 (a)	200,000	181,506
4.95%, 11/01/31 (a)	150,000	150,782
4.10%, 05/15/32 (a)	100,000	96,241
4.60%, 09/15/32 (a)	130,000	127,808
5.50%, 10/15/32 (a)	150,000	154,584
4.75%, 02/15/33 (a)	275,000	271,659
5.38%, 06/15/34 (a)	275,000	279,977
5.95%, 12/15/34	50,000	52,649
5.20%, 02/15/35 (a)	325,000	326,186
5.00%, 01/15/36 (a)	205,000	201,259
5.85%, 01/15/36	75,000	78,119
6.38%, 06/15/37	100,000	108,404
4.63%, 05/15/42	200,000	177,580
4.65%, 01/15/43	250,000	220,845
5.10%, 01/15/44	250,000	231,505
4.65%, 08/15/44 (a)	275,000	239,602
4.38%, 12/01/47 (a)	400,000	328,780
4.55%, 03/01/48 (a)	275,000	231,520
3.70%, 09/15/49 (a)	150,000	108,816
3.13%, 05/15/50 (a)	200,000	130,600
3.60%, 03/15/51 (a)	425,000	300,658
4.55%, 05/15/52 (a)	125,000	102,915
6.10%, 10/15/52 (a)	150,000	153,285
5.13%, 02/15/53 (a)	325,000	290,062
5.65%, 06/15/54 (a)	300,000	288,450
5.70%, 02/15/55 (a)	375,000	362,164
5.70%, 09/15/55 (a)	90,000	87,506
5.85%, 11/01/64 (a)	150,000	146,565
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	150,000	154,947
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	249,760
3.10%, 09/01/31 (a)	100,000	89,282
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	275,000	273,903
5.59%, 01/11/33 (a)	75,000	76,721
5.00%, 04/20/48 (a)	325,000	285,093
6.70%, 03/28/55 (a)(b)	150,000	154,497
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	103,308
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	86,921
3.50%, 10/15/50 (a)	200,000	136,216
3.13%, 10/15/52 (a)	450,000	281,110
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	102,903
6.50%, 06/04/29 (a)	100,000	101,652
6.25%, 10/04/34 (a)	175,000	171,815
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	100,377
4.63%, 04/29/30 (a)	125,000	124,480
3.38%, 03/03/31 (a)	100,000	93,577
5.63%, 08/16/32 (a)	325,000	334,847
6.00%, 12/07/33 (a)	150,000	157,351
5.75%, 05/20/35 (a)	100,000	102,578
6.35%, 03/22/54 (a)	375,000	388,894
6.10%, 03/15/55 (a)	100,000	100,199
6.50%, 05/20/55 (a)	100,000	105,612
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	200,000	199,696
3.40%, 06/15/30 (a)	200,000	188,608
2.45%, 03/15/31 (a)	150,000	132,938
3.20%, 09/17/51 (a)	75,000	47,056

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	96,282
2.40%, 08/15/31 (a)	300,000	261,942
5.45%, 09/30/34 (a)	75,000	74,282
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	100,041
2.15%, 08/15/30 (a)	150,000	135,326
4.80%, 06/15/32 (a)	150,000	148,233
5.85%, 09/15/34 (a)	75,000	77,921
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	90,850
5.50%, 09/01/35 (a)	150,000	151,230
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	150,000	142,203
5.95%, 10/15/36	250,000	264,802
6.10%, 10/01/41	80,000	84,246
4.30%, 04/15/43	75,000	63,435
4.40%, 03/15/48 (a)	100,000	83,632
3.60%, 08/19/49 (a)	150,000	108,966
2.90%, 09/15/51 (a)	100,000	62,782
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	105,117
4.70%, 10/01/30 (a)	50,000	49,452
Humana, Inc.
5.75%, 03/01/28 (a)	100,000	101,941
5.75%, 12/01/28 (a)	100,000	102,599
3.70%, 03/23/29 (a)	350,000	341,729
3.13%, 08/15/29 (a)	150,000	143,697
4.88%, 04/01/30 (a)	100,000	100,246
5.38%, 04/15/31 (a)	550,000	558,728
2.15%, 02/03/32 (a)(c)	150,000	130,067
5.88%, 03/01/33 (a)	150,000	154,629
5.95%, 03/15/34 (a)	200,000	206,872
5.55%, 05/01/35 (a)	300,000	300,354
4.63%, 12/01/42 (a)	75,000	63,258
4.95%, 10/01/44 (a)	300,000	259,959
4.80%, 03/15/47 (a)	100,000	82,897
3.95%, 08/15/49 (a)	75,000	54,164
5.50%, 03/15/53 (a)	150,000	134,391
5.75%, 04/15/54 (a)	200,000	185,390
6.00%, 05/01/55 (a)	100,000	96,016
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	89,778
5.67%, 06/08/32 (a)	100,000	101,187
4.00%, 11/23/51 (a)	100,000	69,000
Kemper Corp.
2.40%, 09/30/30 (a)	150,000	131,421
Lincoln National Corp.
3.80%, 03/01/28 (a)	100,000	98,806
3.05%, 01/15/30 (a)(c)	100,000	93,964
2.33%, 08/15/30 (a)	100,000	90,310
3.40%, 01/15/31 (a)	100,000	93,812
3.40%, 03/01/32 (a)	75,000	68,703
5.85%, 03/15/34 (a)	75,000	77,274
5.35%, 11/15/35 (a)	90,000	87,930
6.30%, 10/09/37	100,000	105,923
7.00%, 06/15/40	100,000	109,630
4.35%, 03/01/48 (a)	175,000	134,804
Loews Corp.
3.20%, 05/15/30 (a)	200,000	190,216
6.00%, 02/01/35	100,000	105,713
4.94%, 04/01/36 (a)	100,000	97,603
4.13%, 05/15/43 (a)	100,000	83,082
Manulife Financial Corp.
3.70%, 03/16/32 (a)	150,000	142,635
4.99%, 12/11/35 (a)	300,000	296,001
5.38%, 03/04/46	150,000	145,590
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Markel Group, Inc.
3.50%, 11/01/27 (a)	50,000	49,354
3.35%, 09/17/29 (a)	50,000	48,176
5.00%, 04/05/46	100,000	89,160
4.30%, 11/01/47 (a)	75,000	59,603
5.00%, 05/20/49 (a)	300,000	262,842
4.15%, 09/17/50 (a)	100,000	76,378
3.45%, 05/07/52 (a)	125,000	84,063
6.00%, 05/16/54 (a)	100,000	100,092
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	200,000	200,852
4.38%, 03/15/29 (a)	350,000	349,699
4.65%, 03/15/30 (a)	350,000	350,801
2.25%, 11/15/30 (a)	140,000	126,925
4.85%, 11/15/31 (a)	300,000	302,352
2.38%, 12/15/31 (a)	75,000	66,742
5.75%, 11/01/32 (a)	100,000	105,086
5.88%, 08/01/33	100,000	106,886
5.40%, 09/15/33 (a)	175,000	180,455
5.15%, 03/15/34 (a)	100,000	101,086
5.00%, 03/15/35 (a)	525,000	521,341
4.95%, 03/15/36 (a)	100,000	98,535
4.75%, 03/15/39 (a)	100,000	94,417
5.35%, 11/15/44 (a)	100,000	96,226
4.35%, 01/30/47 (a)	100,000	82,849
4.20%, 03/01/48 (a)	125,000	100,746
4.90%, 03/15/49 (a)	325,000	289,195
2.90%, 12/15/51 (a)	75,000	46,794
6.25%, 11/01/52 (a)	100,000	106,101
5.45%, 03/15/53 (a)	225,000	214,731
5.70%, 09/15/53 (a)	275,000	272,445
5.45%, 03/15/54 (a)	175,000	167,454
5.40%, 03/15/55 (a)	450,000	428,040
MetLife, Inc.
4.55%, 03/23/30 (a)	200,000	201,262
6.50%, 12/15/32	100,000	109,760
5.38%, 07/15/33 (a)	400,000	414,332
6.38%, 06/15/34	350,000	381,563
5.30%, 12/15/34 (a)	200,000	204,822
5.70%, 06/15/35	400,000	418,800
5.88%, 02/06/41	150,000	155,672
4.13%, 08/13/42	150,000	126,159
4.88%, 11/13/43	250,000	230,147
4.72%, 12/15/44 (f)	100,000	88,593
4.05%, 03/01/45	375,000	307,736
4.60%, 05/13/46 (a)	275,000	240,925
5.00%, 07/15/52 (a)	200,000	180,870
5.25%, 01/15/54 (a)	225,000	211,880
6.35%, 03/15/55 (a)(b)	175,000	179,933
5.85%, 03/15/56 (a)(b)	300,000	297,018
6.40%, 12/15/66 (a)	380,000	390,009
10.75%, 08/01/69 (a)	75,000	96,854
MGIC Investment Corp.
5.25%, 08/15/28 (a)	200,000	200,002
Nationwide Financial Services, Inc.
6.75%, 05/15/87	80,000	78,871
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	100,000	102,259
Old Republic International Corp.
5.75%, 03/28/34 (a)	100,000	101,928
5.70%, 06/01/36 (a)	175,000	175,933
3.85%, 06/11/51 (a)	125,000	89,814
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	97,099
4.50%, 10/01/50 (a)(b)	75,000	72,385
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	135,488

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	150,000	146,664
2.13%, 06/15/30 (a)	150,000	136,083
5.38%, 03/15/33 (a)	75,000	76,858
6.05%, 10/15/36	100,000	106,944
4.63%, 09/15/42	75,000	66,118
4.35%, 05/15/43	125,000	105,881
4.30%, 11/15/46 (a)	62,000	51,035
5.50%, 03/15/53 (a)	75,000	71,936
Progressive Corp.
4.00%, 03/01/29 (a)	150,000	149,100
6.63%, 03/01/29	200,000	212,126
3.20%, 03/26/30 (a)	100,000	95,674
4.60%, 03/26/31 (a)	200,000	200,240
3.00%, 03/15/32 (a)	75,000	68,663
6.25%, 12/01/32	150,000	162,930
4.95%, 06/15/33 (a)	100,000	101,057
5.15%, 03/26/36 (a)	250,000	250,115
4.35%, 04/25/44	175,000	148,327
3.70%, 01/26/45	100,000	77,251
4.13%, 04/15/47 (a)	175,000	141,192
4.20%, 03/15/48 (a)	100,000	81,668
3.95%, 03/26/50 (a)	100,000	77,322
3.70%, 03/15/52 (a)	100,000	73,687
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	97,000	96,354
2.10%, 03/10/30 (a)	200,000	184,310
5.75%, 07/15/33	125,000	132,728
5.20%, 03/14/35 (a)	350,000	352,187
5.70%, 12/14/36	150,000	155,938
6.63%, 12/01/37	150,000	166,834
3.00%, 03/10/40 (a)	250,000	191,332
6.63%, 06/21/40	150,000	165,999
4.60%, 05/15/44	150,000	130,845
4.50%, 09/15/47 (a)(b)	100,000	98,297
3.91%, 12/07/47 (a)	200,000	153,262
4.42%, 03/27/48 (a)	75,000	61,750
5.70%, 09/15/48 (a)(b)	250,000	250,557
3.94%, 12/07/49 (a)	350,000	266,654
4.35%, 02/25/50 (a)	400,000	325,664
3.70%, 10/01/50 (a)(b)	200,000	184,132
3.70%, 03/13/51 (a)	300,000	218,853
5.13%, 03/01/52 (a)(b)	200,000	196,050
6.00%, 09/01/52 (a)(b)	300,000	306,012
6.75%, 03/01/53 (a)(b)	100,000	105,670
6.50%, 03/15/54 (a)(b)	200,000	206,020
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	190,202
3.63%, 03/24/32 (a)	125,000	117,839
Radian Group, Inc.
6.20%, 05/15/29 (a)	100,000	103,554
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	300,000	294,717
3.15%, 06/15/30 (a)	200,000	187,776
6.00%, 09/15/33 (a)	100,000	104,523
5.75%, 09/15/34 (a)	175,000	180,029
6.65%, 09/15/55 (a)(b)	150,000	151,365
6.38%, 09/15/56 (a)(b)	100,000	98,611
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	125,000	124,038
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	145,919
5.75%, 06/05/33 (a)	150,000	154,163
5.80%, 04/01/35 (a)	75,000	77,153
RLI Corp.
5.38%, 06/01/36 (a)	75,000	72,830
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Selective Insurance Group, Inc.
5.90%, 04/15/35 (a)	125,000	129,931
5.38%, 03/01/49 (a)	75,000	68,783
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	100,000	104,934
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	89,452
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	121,699
Travelers Cos., Inc.
5.05%, 07/24/35 (a)	90,000	90,173
6.75%, 06/20/36	150,000	169,702
6.25%, 06/15/37	150,000	164,023
5.35%, 11/01/40	300,000	298,842
4.60%, 08/01/43	100,000	89,238
4.30%, 08/25/45 (a)	75,000	62,956
3.75%, 05/15/46 (a)	100,000	77,509
4.00%, 05/30/47 (a)	200,000	159,470
4.05%, 03/07/48 (a)	100,000	80,095
4.10%, 03/04/49 (a)	100,000	80,095
2.55%, 04/27/50 (a)	200,000	119,982
3.05%, 06/08/51 (a)	200,000	131,380
5.45%, 05/25/53 (a)	300,000	291,801
5.70%, 07/24/55 (a)	130,000	131,522
Travelers Property Casualty Corp.
6.38%, 03/15/33	150,000	166,020
UnitedHealth Group, Inc.
2.95%, 10/15/27	250,000	246,087
5.25%, 02/15/28 (a)	200,000	203,236
3.85%, 06/15/28	300,000	297,705
4.40%, 06/15/28 (a)	90,000	90,156
3.88%, 12/15/28	150,000	148,262
4.25%, 01/15/29 (a)	450,000	448,699
4.70%, 04/15/29 (a)	100,000	100,917
4.00%, 05/15/29 (a)	600,000	593,418
2.88%, 08/15/29	200,000	191,098
4.80%, 01/15/30 (a)	325,000	328,461
5.30%, 02/15/30 (a)	350,000	358,680
2.00%, 05/15/30	325,000	295,438
4.65%, 01/15/31 (a)	140,000	140,371
4.90%, 04/15/31 (a)	200,000	202,640
2.30%, 05/15/31 (a)	400,000	359,412
4.95%, 01/15/32 (a)	350,000	353,328
4.20%, 05/15/32 (a)	375,000	365,325
5.35%, 02/15/33 (a)	525,000	540,398
4.50%, 04/15/33 (a)	375,000	366,990
5.00%, 04/15/34 (a)	275,000	275,536
5.15%, 07/15/34 (a)	500,000	506,040
5.30%, 06/15/35 (a)	280,000	285,219
4.63%, 07/15/35	200,000	194,408
5.80%, 03/15/36	268,000	282,233
6.50%, 06/15/37	100,000	110,494
6.63%, 11/15/37	150,000	167,193
6.88%, 02/15/38	300,000	341,844
3.50%, 08/15/39 (a)	250,000	205,580
2.75%, 05/15/40 (a)	325,000	240,246
5.70%, 10/15/40 (a)	75,000	76,620
5.95%, 02/15/41 (a)	100,000	104,051
3.05%, 05/15/41 (a)	400,000	301,540
4.63%, 11/15/41 (a)	100,000	90,167
4.38%, 03/15/42 (a)	100,000	87,170
3.95%, 10/15/42 (a)	250,000	205,500
4.25%, 03/15/43 (a)	150,000	127,341
5.50%, 07/15/44 (a)	400,000	391,804
4.75%, 07/15/45	575,000	511,002
4.20%, 01/15/47 (a)	150,000	121,586
4.25%, 04/15/47 (a)	225,000	183,456

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 10/15/47 (a)	200,000	150,918
4.25%, 06/15/48 (a)	400,000	323,896
4.45%, 12/15/48 (a)	325,000	270,380
3.70%, 08/15/49 (a)	275,000	202,001
2.90%, 05/15/50 (a)	250,000	159,780
3.25%, 05/15/51 (a)	550,000	369,798
4.75%, 05/15/52 (a)	550,000	472,483
5.88%, 02/15/53 (a)	525,000	527,536
5.05%, 04/15/53 (a)	525,000	469,649
5.38%, 04/15/54 (a)	475,000	445,512
5.63%, 07/15/54 (a)	700,000	679,364
5.95%, 06/15/55 (a)	140,000	143,405
3.88%, 08/15/59 (a)	400,000	285,676
3.13%, 05/15/60 (a)	225,000	136,751
4.95%, 05/15/62 (a)	300,000	256,569
6.05%, 02/15/63 (a)	425,000	432,055
5.20%, 04/15/63 (a)	475,000	422,797
5.50%, 04/15/64 (a)	325,000	304,382
5.75%, 07/15/64 (a)	475,000	461,833
Unum Group
4.00%, 06/15/29 (a)	275,000	270,402
5.25%, 12/15/35 (a)	150,000	148,095
5.75%, 08/15/42	100,000	99,235
4.50%, 12/15/49 (a)	75,000	60,678
4.13%, 06/15/51 (a)	175,000	131,675
6.00%, 06/15/54 (a)	75,000	74,228
Voya Financial, Inc.
5.00%, 09/20/34 (a)	75,000	73,891
5.05%, 03/02/36 (a)	100,000	96,839
5.70%, 07/15/43	125,000	123,106
4.80%, 06/15/46	50,000	43,742
4.70%, 01/23/48 (a)(b)	100,000	97,332
W.R. Berkley Corp.
4.75%, 08/01/44	75,000	67,132
4.00%, 05/12/50 (a)	250,000	191,937
3.55%, 03/30/52 (a)	100,000	69,885
3.15%, 09/30/61 (a)	100,000	60,033
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	150,416
4.50%, 09/15/28 (a)	150,000	149,859
2.95%, 09/15/29 (a)	300,000	284,922
4.55%, 03/15/31 (a)	125,000	123,326
5.35%, 05/15/33 (a)	250,000	253,490
5.15%, 03/15/36 (a)	75,000	73,501
5.05%, 09/15/48 (a)	75,000	66,452
3.88%, 09/15/49 (a)	150,000	111,912
5.90%, 03/05/54 (a)	300,000	298,023
XL Group Ltd.
5.25%, 12/15/43	55,000	51,380
		86,661,160
REITs 0.6%
Agree LP
2.90%, 10/01/30 (a)	100,000	93,041
4.80%, 10/01/32 (a)	100,000	99,200
2.60%, 06/15/33 (a)	150,000	127,997
5.63%, 06/15/34 (a)	100,000	102,979
5.60%, 06/15/35 (a)	100,000	102,932
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	100,000	99,081
4.50%, 07/30/29 (a)	50,000	49,523
2.75%, 12/15/29 (a)	100,000	93,334
4.70%, 07/01/30 (a)	100,000	99,375
4.90%, 12/15/30 (a)	150,000	150,279
3.38%, 08/15/31 (a)	150,000	138,528
2.00%, 05/18/32 (a)	175,000	147,415
1.88%, 02/01/33 (a)	325,000	264,703
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 03/15/34 (a)	150,000	127,454
4.75%, 04/15/35 (a)	250,000	237,807
5.50%, 10/01/35 (a)	225,000	224,950
5.25%, 03/15/36 (a)	275,000	269,918
5.25%, 05/15/36 (a)	75,000	73,393
4.85%, 04/15/49 (a)	50,000	42,509
3.55%, 03/15/52 (a)	125,000	86,184
5.15%, 04/15/53 (a)	100,000	88,183
5.63%, 05/15/54 (a)	200,000	188,262
American Assets Trust LP
3.38%, 02/01/31 (a)	75,000	68,178
6.15%, 10/01/34 (a)	100,000	100,850
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	99,447
4.90%, 02/15/29 (a)	100,000	100,630
4.95%, 06/15/30 (a)	100,000	100,426
2.38%, 07/15/31 (a)	100,000	88,482
3.63%, 04/15/32 (a)	150,000	139,611
5.50%, 02/01/34 (a)	350,000	355,603
5.50%, 07/15/34 (a)	100,000	101,203
5.25%, 03/15/35 (a)	75,000	74,688
3.38%, 07/15/51 (a)	75,000	50,132
4.30%, 04/15/52 (a)	50,000	38,997
Americold Realty Operating Partnership LP
5.60%, 05/15/32 (a)	75,000	75,518
5.41%, 09/12/34 (a)	100,000	97,463
AvalonBay Communities, Inc.
3.20%, 01/15/28 (a)	75,000	73,685
1.90%, 12/01/28 (a)	50,000	47,092
3.30%, 06/01/29 (a)	75,000	72,514
2.30%, 03/01/30 (a)	100,000	92,380
4.35%, 12/01/30 (a)	70,000	69,334
2.45%, 01/15/31 (a)	150,000	136,715
2.05%, 01/15/32 (a)	150,000	131,334
5.00%, 02/15/33 (a)	100,000	101,130
5.30%, 12/07/33 (a)	100,000	103,001
5.35%, 06/01/34 (a)	400,000	410,036
5.00%, 08/01/35 (a)	220,000	219,309
3.90%, 10/15/46 (a)	100,000	78,498
4.15%, 07/01/47 (a)	75,000	60,710
4.35%, 04/15/48 (a)	50,000	41,508
Boston Properties LP
6.75%, 12/01/27 (a)	150,000	154,621
4.50%, 12/01/28 (a)	150,000	149,616
3.40%, 06/21/29 (a)	200,000	192,268
2.90%, 03/15/30 (a)	350,000	326,497
3.25%, 01/30/31 (a)	200,000	185,822
2.55%, 04/01/32 (a)	150,000	130,818
2.45%, 10/01/33 (a)	275,000	226,949
6.50%, 01/15/34 (a)	275,000	291,764
5.75%, 01/15/35 (a)	250,000	252,815
Brixmor Operating Partnership LP
4.13%, 05/15/29 (a)	150,000	148,063
4.05%, 07/01/30 (a)	150,000	146,005
2.50%, 08/16/31 (a)	100,000	89,310
5.20%, 04/01/32 (a)	75,000	75,716
4.85%, 02/15/33 (a)	70,000	68,930
5.50%, 02/15/34 (a)	100,000	102,092
5.75%, 02/15/35 (a)	250,000	259,080
5.38%, 06/15/36 (a)	100,000	99,786
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	75,000	66,339
5.00%, 11/01/32 (a)	160,000	157,750
Camden Property Trust
4.10%, 10/15/28 (a)	100,000	99,455
3.15%, 07/01/29 (a)	200,000	192,030
2.80%, 05/15/30 (a)	275,000	257,295

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 01/15/34 (a)	100,000	99,855
4.90%, 02/28/36 (a)	300,000	292,455
3.35%, 11/01/49 (a)	50,000	34,722
COPT Defense Properties LP
2.00%, 01/15/29 (a)	150,000	140,448
4.50%, 10/15/30 (a)	70,000	68,823
2.75%, 04/15/31 (a)	200,000	181,466
2.90%, 12/01/33 (a)	75,000	63,959
Cousins Properties LP
5.25%, 07/15/30 (a)	250,000	253,142
5.38%, 02/15/32 (a)	75,000	76,217
4.88%, 03/01/33 (a)	100,000	97,433
5.88%, 10/01/34 (a)	100,000	102,512
CubeSmart LP
2.25%, 12/15/28 (a)	75,000	70,931
4.38%, 02/15/29 (a)	100,000	99,433
3.00%, 02/15/30 (a)	75,000	70,612
2.00%, 02/15/31 (a)	100,000	88,215
2.50%, 02/15/32 (a)	200,000	176,212
5.13%, 11/01/35 (a)	100,000	99,136
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	148,744
5.55%, 01/15/28 (a)	550,000	559,306
4.45%, 07/15/28 (a)	150,000	149,890
3.60%, 07/01/29 (a)	150,000	145,776
DOC Dr. LLC
3.95%, 01/15/28 (a)	250,000	247,787
2.63%, 11/01/31 (a)	100,000	89,184
EPR Properties
4.50%, 06/01/27 (a)	150,000	149,926
4.95%, 04/15/28 (a)	250,000	250,520
3.75%, 08/15/29 (a)	100,000	96,460
4.75%, 11/15/30 (a)	100,000	98,042
3.60%, 11/15/31 (a)	100,000	91,615
ERP Operating LP
3.25%, 08/01/27 (a)	100,000	98,883
3.50%, 03/01/28 (a)	100,000	98,513
4.15%, 12/01/28 (a)	100,000	99,420
3.00%, 07/01/29 (a)	100,000	95,766
2.50%, 02/15/30 (a)	100,000	93,085
1.85%, 08/01/31 (a)	200,000	175,614
4.95%, 06/15/32 (a)	100,000	100,871
4.65%, 09/15/34 (a)	275,000	268,496
4.50%, 07/01/44 (a)	150,000	131,966
4.50%, 06/01/45 (a)	50,000	43,110
4.00%, 08/01/47 (a)	100,000	79,955
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	90,381
5.40%, 12/01/35 (a)	75,000	74,294
Essex Portfolio LP
1.70%, 03/01/28 (a)	75,000	71,489
4.00%, 03/01/29 (a)	150,000	147,862
3.00%, 01/15/30 (a)	100,000	94,455
1.65%, 01/15/31 (a)	150,000	130,511
2.65%, 03/15/32 (a)	150,000	133,101
5.50%, 04/01/34 (a)	400,000	408,548
5.38%, 04/01/35 (a)	75,000	76,152
4.50%, 03/15/48 (a)	50,000	41,127
2.65%, 09/01/50 (a)	100,000	58,847
Extra Space Storage LP
3.88%, 12/15/27 (a)	250,000	248,047
5.70%, 04/01/28 (a)	150,000	153,028
3.90%, 04/01/29 (a)	75,000	73,645
4.00%, 06/15/29 (a)	100,000	98,271
5.50%, 07/01/30 (a)	250,000	256,455
2.20%, 10/15/30 (a)	50,000	44,911
5.90%, 01/15/31 (a)	100,000	104,172
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 06/01/31 (a)	100,000	89,857
2.40%, 10/15/31 (a)	150,000	132,132
2.35%, 03/15/32 (a)	150,000	130,319
4.95%, 01/15/33 (a)	150,000	148,902
5.40%, 02/01/34 (a)	250,000	253,032
5.35%, 01/15/35 (a)	225,000	226,602
5.40%, 06/15/35 (a)	100,000	101,001
Federal Realty OP LP
3.25%, 07/15/27 (a)	100,000	98,730
5.38%, 05/01/28 (a)	75,000	76,136
3.20%, 06/15/29 (a)	75,000	71,954
3.50%, 06/01/30 (a)	250,000	238,532
4.50%, 12/01/44 (a)	100,000	86,017
First Industrial LP
5.25%, 01/15/31 (a)	100,000	101,253
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	75,000	74,437
3.10%, 02/15/30 (a)	150,000	141,339
2.00%, 03/15/31 (a)	250,000	219,112
Healthpeak OP LLC
2.13%, 12/01/28 (a)	75,000	70,841
3.50%, 07/15/29 (a)	150,000	144,999
3.00%, 01/15/30 (a)	200,000	188,706
2.88%, 01/15/31 (a)	150,000	138,032
5.25%, 12/15/32 (a)	150,000	151,674
4.75%, 01/15/33 (a)	150,000	147,202
5.38%, 02/15/35 (a)	95,000	95,838
6.75%, 02/01/41 (a)	150,000	164,260
Highwoods Realty LP
4.13%, 03/15/28 (a)	200,000	197,496
4.20%, 04/15/29 (a)	100,000	98,052
3.05%, 02/15/30 (a)	100,000	92,956
2.60%, 02/01/31 (a)	100,000	89,192
5.35%, 01/15/33 (a)	60,000	59,696
7.65%, 02/01/34 (a)	75,000	83,957
Host Hotels & Resorts LP
4.25%, 12/15/28 (a)	70,000	69,430
3.38%, 12/15/29 (a)	150,000	142,779
3.50%, 09/15/30 (a)	150,000	141,515
2.90%, 12/15/31 (a)	75,000	67,030
5.70%, 06/15/32 (a)	100,000	102,626
5.70%, 07/01/34 (a)	200,000	204,262
5.50%, 04/15/35 (a)	225,000	225,466
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	189,542
5.45%, 08/15/30 (a)	100,000	101,801
2.00%, 08/15/31 (a)	100,000	86,161
4.15%, 04/15/32 (a)	100,000	95,161
4.95%, 01/15/33 (a)	100,000	98,660
5.50%, 08/15/33 (a)	100,000	101,675
2.70%, 01/15/34 (a)	300,000	251,694
4.88%, 02/01/35 (a)	100,000	97,161
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	99,134
4.25%, 08/15/29 (a)	120,000	116,336
3.05%, 02/15/30 (a)	75,000	69,061
2.50%, 11/15/32 (a)	75,000	62,246
2.65%, 11/15/33 (a)	275,000	221,419
5.88%, 10/15/35 (a)	120,000	117,704
6.25%, 01/15/36 (a)	75,000	75,355
Kimco Realty OP LLC
1.90%, 03/01/28 (a)	100,000	96,033
2.70%, 10/01/30 (a)	100,000	93,081
2.25%, 12/01/31 (a)	100,000	88,485
3.20%, 04/01/32 (a)	100,000	92,392
4.60%, 02/01/33 (a)	100,000	98,736
6.40%, 03/01/34 (a)	100,000	108,785

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 03/01/35 (a)	225,000	221,440
5.30%, 02/01/36 (a)	90,000	91,319
4.25%, 04/01/45 (a)	200,000	167,398
4.13%, 12/01/46 (a)	100,000	81,142
4.45%, 09/01/47 (a)	100,000	83,885
3.70%, 10/01/49 (a)	75,000	55,271
Kite Realty Group LP
4.95%, 12/15/31 (a)	150,000	149,640
5.20%, 08/15/32 (a)	50,000	50,413
5.50%, 03/01/34 (a)	75,000	76,178
Kite Realty Group Trust
4.75%, 09/15/30 (a)	100,000	100,128
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	100,000	101,262
Lineage OP LP
5.25%, 07/15/30 (a)	90,000	90,363
LXP Industrial Trust
2.70%, 09/15/30 (a)	75,000	68,376
2.38%, 10/01/31 (a)	75,000	65,357
Mid-America Apartments LP
3.60%, 06/01/27 (a)	150,000	149,155
4.20%, 06/15/28 (a)	100,000	99,649
3.95%, 03/15/29 (a)	300,000	296,049
2.75%, 03/15/30 (a)	100,000	93,903
1.70%, 02/15/31 (a)	100,000	87,687
5.30%, 02/15/32 (a)	75,000	77,131
4.65%, 01/15/33 (a)	70,000	69,019
5.00%, 03/15/34 (a)	75,000	74,816
4.95%, 03/01/35 (a)	100,000	98,833
2.88%, 09/15/51 (a)	50,000	31,517
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	90,634
5.35%, 02/01/33 (a)	60,000	59,596
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	98,811
4.30%, 10/15/28 (a)	100,000	99,636
2.50%, 04/15/30 (a)	100,000	92,416
4.60%, 02/15/31 (a)	125,000	123,986
5.60%, 10/15/33 (a)	225,000	231,599
5.50%, 06/15/34 (a)	200,000	203,946
4.80%, 10/15/48 (a)	50,000	43,596
3.10%, 04/15/50 (a)	100,000	64,606
3.50%, 04/15/51 (a)	75,000	52,444
3.00%, 04/15/52 (a)	100,000	62,576
Omega Healthcare Investors, Inc.
4.75%, 01/15/28 (a)	100,000	100,159
3.63%, 10/01/29 (a)	225,000	216,371
5.20%, 07/01/30 (a)	110,000	110,745
3.38%, 02/01/31 (a)	150,000	139,388
3.25%, 04/15/33 (a)	200,000	177,334
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	89,075
5.25%, 08/15/32 (a)	60,000	60,820
4.75%, 03/15/33 (a)	300,000	294,216
5.75%, 07/15/34 (a)	50,000	51,744
4.95%, 01/15/35 (a)	50,000	48,915
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	75,000	78,938
3.15%, 08/15/30 (a)	150,000	137,031
2.75%, 04/01/32 (a)	125,000	106,350
5.63%, 01/15/33 (a)	70,000	69,454
Prologis LP
3.38%, 12/15/27 (a)	75,000	74,064
4.88%, 06/15/28 (a)	150,000	151,630
3.88%, 09/15/28 (a)	150,000	148,420
4.00%, 09/15/28 (a)	75,000	74,423
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 02/01/29 (a)	50,000	49,993
2.88%, 11/15/29 (a)	50,000	47,475
2.25%, 04/15/30 (a)	200,000	184,156
1.75%, 07/01/30 (a)	75,000	67,233
1.25%, 10/15/30 (a)	600,000	522,966
4.75%, 01/15/31 (a)	100,000	100,808
1.75%, 02/01/31 (a)	100,000	87,982
1.63%, 03/15/31 (a)	100,000	87,399
4.25%, 06/15/31 (a)	125,000	122,885
2.25%, 01/15/32 (a)	100,000	88,096
4.63%, 01/15/33 (a)	150,000	148,651
4.75%, 06/15/33 (a)	150,000	149,004
5.13%, 01/15/34 (a)	150,000	151,677
5.00%, 03/15/34 (a)	275,000	275,297
5.00%, 01/31/35 (a)	200,000	199,406
5.25%, 05/15/35 (a)	225,000	228,190
4.90%, 06/15/36 (a)	200,000	196,184
4.38%, 09/15/48 (a)	75,000	62,217
3.05%, 03/01/50 (a)	50,000	33,261
3.00%, 04/15/50 (a)	150,000	98,943
2.13%, 10/15/50 (a)	150,000	80,583
5.25%, 06/15/53 (a)	300,000	284,103
5.25%, 03/15/54 (a)	275,000	260,065
Public Storage Operating Co.
3.09%, 09/15/27 (a)	50,000	49,330
1.85%, 05/01/28 (a)	150,000	143,488
1.95%, 11/09/28 (a)	100,000	94,440
5.13%, 01/15/29 (a)	100,000	102,059
3.39%, 05/01/29 (a)	150,000	146,082
4.38%, 07/01/30 (a)	250,000	248,857
2.30%, 05/01/31 (a)	100,000	89,950
2.25%, 11/09/31 (a)	100,000	88,872
5.10%, 08/01/33 (a)	200,000	203,714
5.00%, 07/01/35 (a)	75,000	74,834
5.00%, 12/15/35 (a)(c)	225,000	223,031
5.35%, 08/01/53 (a)	275,000	263,425
Realty Income Corp.
3.95%, 08/15/27 (a)	150,000	149,439
3.40%, 01/15/28 (a)	100,000	98,541
3.65%, 01/15/28 (a)	250,000	247,510
2.10%, 03/15/28 (a)	100,000	96,142
2.20%, 06/15/28 (a)	100,000	95,904
4.70%, 12/15/28 (a)	150,000	150,912
3.95%, 02/01/29 (a)	70,000	69,115
4.75%, 02/15/29 (a)	100,000	100,730
3.25%, 06/15/29 (a)	75,000	72,336
4.00%, 07/15/29 (a)	100,000	98,494
3.10%, 12/15/29 (a)	100,000	95,225
3.40%, 01/15/30 (a)	200,000	192,022
4.85%, 03/15/30 (a)	100,000	101,073
3.25%, 01/15/31 (a)	200,000	188,234
3.20%, 02/15/31 (a)	150,000	140,538
2.70%, 02/15/32 (a)	75,000	66,986
5.63%, 10/13/32 (a)	150,000	156,324
2.85%, 12/15/32 (a)	275,000	244,101
4.50%, 02/01/33 (a)	70,000	68,331
1.80%, 03/15/33 (a)	100,000	82,775
4.75%, 04/15/33 (a)	200,000	197,518
4.90%, 07/15/33 (a)	225,000	224,372
5.13%, 02/15/34 (a)	250,000	251,765
5.13%, 04/15/35 (a)	200,000	200,234
4.65%, 03/15/47 (a)	100,000	87,203
5.38%, 09/01/54 (a)	100,000	96,586
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	149,427
2.95%, 09/15/29 (a)	150,000	142,991
3.70%, 06/15/30 (a)	100,000	96,889
5.00%, 07/15/32 (a)	100,000	101,016

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 03/15/33 (a)	75,000	73,172
5.25%, 01/15/34 (a)	75,000	76,076
5.10%, 01/15/35 (a)	150,000	150,259
4.40%, 02/01/47 (a)	100,000	84,254
4.65%, 03/15/49 (a)	75,000	64,523
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	75,000	75,625
2.15%, 09/01/31 (a)	150,000	130,568
Sabra Health Care LP
3.90%, 10/15/29 (a)	100,000	96,936
3.20%, 12/01/31 (a)	150,000	136,293
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	125,000	113,161
2.85%, 01/15/32 (a)	100,000	89,476
6.10%, 04/01/34 (a)	75,000	78,751
5.65%, 01/15/35 (a)	100,000	101,334
Simon Property Group LP
3.38%, 06/15/27 (a)	100,000	99,223
3.38%, 12/01/27 (a)	150,000	148,123
1.75%, 02/01/28 (a)	175,000	167,991
2.45%, 09/13/29 (a)	450,000	421,915
2.65%, 07/15/30 (a)	150,000	139,520
4.38%, 10/01/30 (a)	150,000	148,830
4.30%, 01/15/31 (a)	150,000	147,853
2.20%, 02/01/31 (a)	150,000	134,939
2.25%, 01/15/32 (a)	225,000	197,158
2.65%, 02/01/32 (a)	250,000	223,500
5.50%, 03/08/33 (a)	150,000	155,563
6.25%, 01/15/34 (a)	100,000	107,743
4.75%, 09/26/34 (a)	300,000	293,604
5.13%, 10/01/35 (a)	350,000	349,814
6.75%, 02/01/40 (a)	200,000	225,756
4.75%, 03/15/42 (a)	100,000	91,091
4.25%, 10/01/44 (a)	75,000	62,563
4.25%, 11/30/46 (a)	100,000	82,532
3.25%, 09/13/49 (a)	250,000	172,032
3.80%, 07/15/50 (a)	175,000	131,338
5.85%, 03/08/53 (a)	225,000	227,632
6.65%, 01/15/54 (a)	200,000	224,136
Store Capital LLC
4.50%, 03/15/28 (a)	100,000	99,505
4.63%, 03/15/29 (a)	100,000	99,092
5.40%, 04/30/30 (a)	75,000	75,731
2.75%, 11/18/30 (a)	125,000	112,825
4.95%, 02/11/31 (a)(e)(g)	100,000	99,139
2.70%, 12/01/31 (a)	75,000	66,019
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	94,945
2.70%, 07/15/31 (a)	275,000	247,822
4.20%, 04/15/32 (a)	100,000	95,940
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	99,313
2.75%, 09/01/31 (a)	100,000	89,362
UDR, Inc.
3.50%, 01/15/28 (a)	100,000	98,513
3.20%, 01/15/30 (a)	150,000	143,055
3.00%, 08/15/31 (a)	100,000	91,933
2.10%, 08/01/32 (a)	150,000	127,467
1.90%, 03/15/33 (a)	75,000	61,805
2.10%, 06/15/33 (a)	100,000	83,058
5.13%, 09/01/34 (a)	75,000	74,752
3.10%, 11/01/34 (a)	150,000	128,754
Ventas Realty LP
4.00%, 03/01/28 (a)	100,000	99,169
4.40%, 01/15/29 (a)	150,000	149,436
3.00%, 01/15/30 (a)	250,000	235,895
4.75%, 11/15/30 (a)	100,000	100,114
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 09/01/31 (a)	150,000	133,689
5.10%, 07/15/32 (a)	175,000	176,563
5.63%, 07/01/34 (a)	225,000	232,110
5.00%, 01/15/35 (a)	125,000	123,325
5.00%, 02/15/36 (a)	75,000	73,655
5.70%, 09/30/43 (a)	100,000	99,561
4.38%, 02/01/45 (a)	100,000	83,990
4.88%, 04/15/49 (a)	50,000	43,646
Welltower OP LLC
4.25%, 04/15/28 (a)	300,000	299,661
2.05%, 01/15/29 (a)	100,000	94,179
4.13%, 03/15/29 (a)	150,000	148,875
3.10%, 01/15/30 (a)	250,000	237,705
4.50%, 07/01/30 (a)	250,000	249,305
2.75%, 01/15/31 (a)	150,000	138,257
2.80%, 06/01/31 (a)	125,000	114,841
2.75%, 01/15/32 (a)	100,000	90,294
3.85%, 06/15/32 (a)	150,000	142,871
5.13%, 07/01/35 (a)	375,000	377,325
6.50%, 03/15/41 (a)	150,000	166,045
4.95%, 09/01/48 (a)	100,000	92,101
WP Carey, Inc.
3.85%, 07/15/29 (a)	75,000	73,403
4.65%, 07/15/30 (a)	70,000	69,744
2.40%, 02/01/31 (a)	100,000	89,922
2.45%, 02/01/32 (a)	75,000	65,697
2.25%, 04/01/33 (a)	100,000	83,773
5.38%, 06/30/34 (a)	200,000	202,212
		51,218,244
		629,713,009

Industrial 13.8%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
4.30%, 06/11/28 (a)	110,000	110,131
4.60%, 02/08/29 (a)	225,000	226,462
2.05%, 05/15/30 (a)	300,000	273,363
4.75%, 02/08/31 (a)	100,000	100,987
4.90%, 10/11/32 (a)	90,000	90,927
4.80%, 03/03/33 (a)	200,000	201,662
4.85%, 02/08/34 (a)	350,000	350,700
2.70%, 05/15/40 (a)	150,000	111,108
2.80%, 05/15/50 (a)	270,000	169,501
Albemarle Corp.
5.05%, 06/01/32 (a)	100,000	100,432
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	191,544
ArcelorMittal SA
6.55%, 11/29/27 (a)	325,000	334,165
4.25%, 07/16/29	100,000	99,233
6.80%, 11/29/32 (a)	250,000	275,805
6.00%, 06/17/34 (a)	100,000	105,406
5.38%, 05/19/36 (a)	260,000	258,700
7.00%, 10/15/39	200,000	223,230
6.75%, 03/01/41 (h)	100,000	108,924
6.35%, 06/17/54 (a)	200,000	209,578
Barrick Mining Corp.
6.45%, 10/15/35	150,000	164,700
5.25%, 04/01/42	75,000	73,646
Barrick North America Finance LLC
5.70%, 05/30/41	350,000	356,520
5.75%, 05/01/43	150,000	152,214
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	150,000	157,020

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	500,000	503,915
5.10%, 09/08/28 (a)	150,000	152,424
5.00%, 02/21/30 (a)	200,000	203,328
5.25%, 09/08/30 (a)	150,000	153,902
5.13%, 02/21/32 (a)	150,000	153,392
4.90%, 02/28/33 (a)	150,000	150,906
5.25%, 09/08/33 (a)	400,000	409,852
5.30%, 02/21/35 (a)	325,000	332,722
5.00%, 02/15/36 (a)	100,000	100,397
4.13%, 02/24/42	320,000	275,933
5.00%, 09/30/43	650,000	613,554
5.50%, 09/08/53 (a)	275,000	271,276
5.75%, 09/05/55 (a)	225,000	228,787
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	147,179
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47 (a)	200,000	176,504
CF Industries, Inc.
5.15%, 03/15/34	275,000	274,370
5.30%, 11/26/35 (a)	180,000	179,806
4.95%, 06/01/43	275,000	250,236
5.38%, 03/15/44	150,000	142,202
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	100,332
7.38%, 11/01/29	175,000	189,231
2.10%, 11/15/30 (a)	150,000	132,812
4.80%, 01/15/31 (a)	325,000	322,140
6.30%, 03/15/33 (a)	175,000	184,980
5.15%, 02/15/34 (a)	150,000	148,026
4.25%, 10/01/34 (a)	150,000	137,796
5.35%, 03/15/35 (a)	75,000	74,312
5.65%, 03/15/36 (a)	200,000	200,284
9.40%, 05/15/39	100,000	129,640
5.25%, 11/15/41 (a)	175,000	158,706
4.38%, 11/15/42 (a)	400,000	324,364
4.63%, 10/01/44 (a)	100,000	82,013
5.55%, 11/30/48 (a)	275,000	245,242
4.80%, 05/15/49 (a)	150,000	120,435
3.60%, 11/15/50 (a)	225,000	150,021
6.90%, 05/15/53 (a)	225,000	236,401
5.60%, 02/15/54 (a)	225,000	200,371
5.95%, 03/15/55 (a)	100,000	93,380
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	200,000	200,700
4.73%, 11/15/28 (a)(e)	261,000	261,512
5.32%, 11/15/38 (a)	150,000	148,334
5.42%, 11/15/48 (a)	285,000	269,895
Eastman Chemical Co.
4.50%, 12/01/28 (a)	150,000	149,747
5.00%, 08/01/29 (a)	175,000	176,633
4.50%, 02/20/31 (a)	150,000	147,321
5.75%, 03/08/33 (a)	100,000	103,779
5.63%, 02/20/34 (a)	200,000	203,954
4.80%, 09/01/42 (a)	100,000	88,899
4.65%, 10/15/44 (a)	300,000	256,311
Ecolab, Inc.
3.25%, 12/01/27 (a)	150,000	148,164
5.25%, 01/15/28 (a)	100,000	101,501
4.30%, 06/15/28 (a)	100,000	100,044
4.60%, 06/15/29 (a)	325,000	326,475
4.80%, 03/24/30 (a)	225,000	227,459
1.30%, 01/30/31 (a)	100,000	86,422
4.80%, 06/15/31 (a)	250,000	251,975
2.13%, 02/01/32 (a)	150,000	131,778
5.15%, 06/15/33 (a)	400,000	406,348
5.00%, 09/01/35 (a)	250,000	249,925
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 06/15/36 (a)	375,000	381,262
5.50%, 12/08/41	75,000	75,717
3.95%, 12/01/47 (a)	75,000	59,818
2.13%, 08/15/50 (a)	100,000	54,434
2.70%, 12/15/51 (a)	325,000	198,646
2.75%, 08/18/55 (a)	150,000	89,415
EIDP, Inc.
2.30%, 07/15/30 (a)	442,000	407,838
5.13%, 05/15/32 (a)	100,000	101,319
4.80%, 05/15/33 (a)	150,000	148,254
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	150,065
4.13%, 03/01/28 (a)	100,000	99,361
5.25%, 09/01/29 (a)	100,000	100,952
4.25%, 03/01/30 (a)	75,000	73,818
4.63%, 08/01/30 (a)	200,000	199,452
5.40%, 11/14/34 (a)	200,000	203,772
5.45%, 03/15/43 (a)	500,000	485,885
Georgia-Pacific LLC
7.75%, 11/15/29	200,000	221,320
8.88%, 05/15/31	100,000	118,171
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	120,000	122,782
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	99,955
4.38%, 06/01/47 (a)	75,000	60,629
5.00%, 09/26/48 (a)	150,000	132,722
International Paper Co.
5.00%, 09/15/35 (a)	75,000	74,009
7.30%, 11/15/39	100,000	114,043
6.00%, 11/15/41 (a)	100,000	101,793
4.80%, 06/15/44 (a)	300,000	260,295
5.15%, 05/15/46 (a)	100,000	90,763
4.40%, 08/15/47 (a)	275,000	222,351
4.35%, 08/15/48 (a)	150,000	119,442
Kinross Gold Corp.
6.25%, 07/15/33 (a)	100,000	106,795
Linde, Inc.
1.10%, 08/10/30 (a)	100,000	87,747
3.55%, 11/07/42 (a)	225,000	180,094
2.00%, 08/10/50 (a)	100,000	53,862
Lubrizol Corp.
6.50%, 10/01/34	75,000	83,344
LYB International Finance BV
5.25%, 07/15/43	150,000	132,785
4.88%, 03/15/44 (a)	325,000	275,473
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	89,742
5.13%, 01/15/31 (a)	90,000	90,218
5.63%, 05/15/33 (a)	225,000	228,197
5.50%, 03/01/34 (a)	150,000	150,198
6.15%, 05/15/35 (a)	100,000	103,669
5.88%, 01/15/36 (a)	255,000	258,524
3.38%, 10/01/40 (a)	150,000	111,092
4.20%, 10/15/49 (a)	200,000	146,866
4.20%, 05/01/50 (a)	375,000	274,312
3.63%, 04/01/51 (a)	425,000	281,775
3.80%, 10/01/60 (a)	100,000	63,930
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	175,000	135,749
Mosaic Co.
4.05%, 11/15/27 (a)	100,000	99,409
5.38%, 11/15/28 (a)	75,000	76,245
4.35%, 01/15/29 (a)	90,000	89,259
4.60%, 11/15/30 (a)	70,000	69,213
5.45%, 11/15/33 (a)(c)	325,000	329,670

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 11/15/41 (a)	100,000	89,557
5.63%, 11/15/43 (a)	100,000	94,998
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	90,717
Newmont Corp.
2.60%, 07/15/32 (a)	140,000	126,364
5.88%, 04/01/35	100,000	106,292
4.88%, 03/15/42 (a)	205,000	193,372
5.45%, 06/09/44 (a)	100,000	97,456
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	79,000	76,002
5.35%, 03/15/34 (a)	350,000	360,927
4.20%, 05/13/50 (a)	75,000	60,137
Nucor Corp.
3.95%, 05/01/28 (a)	150,000	149,055
2.70%, 06/01/30 (a)	150,000	140,133
4.65%, 06/01/30 (a)	100,000	100,596
3.13%, 04/01/32 (a)	100,000	92,365
5.10%, 06/01/35 (a)	100,000	101,108
6.40%, 12/01/37	150,000	166,966
5.20%, 08/01/43 (a)	75,000	72,671
4.40%, 05/01/48 (a)	100,000	84,483
3.85%, 04/01/52 (a)	100,000	76,200
2.98%, 12/15/55 (a)	200,000	124,714
Nutrien Ltd.
5.20%, 06/21/27 (a)	100,000	100,915
4.90%, 03/27/28 (a)	150,000	151,278
4.20%, 04/01/29 (a)	175,000	173,745
2.95%, 05/13/30 (a)	150,000	141,075
5.25%, 03/12/32 (a)	100,000	101,941
5.40%, 06/21/34 (a)	275,000	280,434
4.13%, 03/15/35 (a)	75,000	69,209
5.88%, 12/01/36	200,000	208,054
5.63%, 12/01/40	100,000	99,578
6.13%, 01/15/41 (a)	120,000	126,467
4.90%, 06/01/43 (a)	100,000	90,286
5.25%, 01/15/45 (a)	125,000	116,984
5.00%, 04/01/49 (a)	250,000	223,577
3.95%, 05/13/50 (a)	150,000	113,100
5.80%, 03/27/53 (a)	150,000	149,135
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	73,958
3.00%, 12/15/29 (a)	150,000	142,476
5.70%, 12/01/33 (a)	150,000	155,986
5.20%, 08/15/35 (a)	150,000	149,928
4.05%, 12/15/49 (a)	150,000	116,013
3.05%, 10/01/51 (a)	150,000	96,765
PPG Industries, Inc.
3.75%, 03/15/28 (a)	250,000	247,590
2.80%, 08/15/29 (a)	100,000	94,769
2.55%, 06/15/30 (a)	100,000	92,854
4.38%, 03/15/31 (a)	130,000	128,161
Rayonier LP
2.75%, 05/17/31 (a)	200,000	180,156
Reliance, Inc.
2.15%, 08/15/30 (a)	200,000	180,524
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	110,880
6.13%, 12/15/33	150,000	160,677
5.75%, 06/01/35	75,000	78,663
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	264,122
5.20%, 11/02/40	350,000	345,205
2.75%, 11/02/51 (a)	250,000	153,690
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	150,000	150,737
4.88%, 03/14/30 (a)	475,000	480,990
5.00%, 03/14/32 (a)	325,000	329,459
5.00%, 03/09/33 (a)	150,000	151,920
5.25%, 03/14/35 (a)	425,000	433,249
4.75%, 03/22/42 (a)	100,000	92,371
4.13%, 08/21/42 (a)	300,000	256,080
5.13%, 03/09/53 (a)	325,000	301,548
5.75%, 03/14/55 (a)	475,000	480,800
5.88%, 03/14/65 (a)	150,000	153,635
Rohm & Haas Co.
7.85%, 07/15/29	100,000	108,734
RPM International, Inc.
4.55%, 03/01/29 (a)	100,000	100,038
2.95%, 01/15/32 (a)	75,000	67,864
5.25%, 06/01/45 (a)	75,000	69,878
4.25%, 01/15/48 (a)	25,000	20,093
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	250,000	248,172
4.55%, 03/01/28 (a)	75,000	75,173
4.30%, 08/15/28 (a)	100,000	99,623
2.95%, 08/15/29 (a)	400,000	381,380
2.30%, 05/15/30 (a)	100,000	91,681
4.50%, 08/15/30 (a)	100,000	99,586
4.80%, 09/01/31 (a)	175,000	175,717
2.20%, 03/15/32 (a)	200,000	174,862
5.15%, 08/15/35 (a)	225,000	225,965
4.00%, 12/15/42 (a)	50,000	40,461
4.55%, 08/01/45 (a)	75,000	64,108
4.50%, 06/01/47 (a)	375,000	315,319
3.80%, 08/15/49 (a)	100,000	75,040
3.30%, 05/15/50 (a)	100,000	67,530
2.90%, 03/15/52 (a)	100,000	61,646
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	200,000	203,560
5.44%, 04/03/34 (a)	200,000	203,124
5.78%, 04/03/54 (a)	200,000	198,412
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	200,000	202,184
5.19%, 01/15/36 (a)	200,000	197,748
Southern Copper Corp.
7.50%, 07/27/35	250,000	289,947
6.75%, 04/16/40	350,000	388,283
5.25%, 11/08/42	250,000	237,920
5.88%, 04/23/45	400,000	403,864
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	75,000	72,303
4.00%, 12/15/28 (a)	120,000	118,658
3.45%, 04/15/30 (a)	250,000	239,502
3.25%, 01/15/31 (a)	275,000	258,580
5.38%, 08/15/34 (a)	125,000	127,263
5.25%, 05/15/35 (a)	250,000	251,872
3.25%, 10/15/50 (a)	75,000	50,034
5.75%, 05/15/55 (a)	75,000	74,369
Suzano Austria GmbH
2.50%, 09/15/28 (a)	300,000	285,609
6.00%, 01/15/29 (a)	400,000	409,044
5.00%, 01/15/30 (a)	200,000	197,416
3.75%, 01/15/31 (a)	375,000	351,075
3.13%, 01/15/32 (a)	200,000	177,750
Suzano Netherlands BV
5.50%, 01/15/36 (a)	200,000	194,948
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	475,000	453,981
6.13%, 06/12/33 (a)	425,000	448,175
8.25%, 01/17/34	75,000	88,946

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.88%, 11/21/36	150,000	168,075
6.88%, 11/10/39	200,000	223,664
6.40%, 06/28/54 (a)	475,000	487,777
Vale SA
5.63%, 09/11/42	100,000	99,342
Westlake Corp.
3.38%, 06/15/30 (a)	100,000	95,196
5.55%, 11/15/35 (a)	110,000	109,640
2.88%, 08/15/41 (a)	75,000	51,691
5.00%, 08/15/46 (a)	375,000	323,902
4.38%, 11/15/47 (a)	100,000	78,171
3.13%, 08/15/51 (a)	125,000	77,141
6.38%, 11/15/55 (a)	110,000	110,057
3.38%, 08/15/61 (a)	100,000	60,496
WestRock MWV LLC
8.20%, 01/15/30	100,000	111,464
7.95%, 02/15/31	150,000	169,230
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	150,000	146,969
4.00%, 04/15/30 (a)	150,000	146,169
7.38%, 03/15/32	200,000	223,898
3.38%, 03/09/33 (a)	100,000	90,382
4.00%, 03/09/52 (a)	250,000	187,917
WRKCo, Inc.
4.00%, 03/15/28 (a)	150,000	148,893
3.90%, 06/01/28 (a)	100,000	98,898
4.90%, 03/15/29 (a)	100,000	100,749
4.20%, 06/01/32 (a)	275,000	264,137
3.00%, 06/15/33 (a)	150,000	132,317
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	150,000	133,896
		47,201,361
Capital Goods 1.3%
3M Co.
2.88%, 10/15/27 (a)	350,000	343,731
3.63%, 09/14/28 (a)	150,000	148,086
3.38%, 03/01/29 (a)	200,000	194,602
2.38%, 08/26/29 (a)	350,000	328,433
4.80%, 03/15/30 (a)	100,000	100,896
3.05%, 04/15/30 (a)	200,000	189,628
5.15%, 03/15/35 (a)	100,000	101,256
5.70%, 03/15/37	100,000	104,253
3.88%, 06/15/44	75,000	60,317
3.13%, 09/19/46 (a)	100,000	68,945
3.63%, 10/15/47 (a)	125,000	92,795
4.00%, 09/14/48 (a)	325,000	256,227
3.25%, 08/26/49 (a)	250,000	172,080
3.70%, 04/15/50 (a)	225,000	166,666
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	100,000	99,135
4.38%, 05/08/42	150,000	132,323
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	89,594
AGCO Corp.
5.80%, 03/21/34 (a)	125,000	128,559
Allegion PLC
3.50%, 10/01/29 (a)	100,000	96,185
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	75,000	74,121
5.41%, 07/01/32 (a)	200,000	203,476
5.60%, 05/29/34 (a)	75,000	76,595
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	100,026
5.63%, 05/26/33 (a)(c)	175,000	180,532
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	150,000	150,788
4.25%, 03/08/29 (a)	200,000	198,160
5.10%, 03/17/30 (a)	320,000	324,013
2.63%, 06/19/30 (a)	100,000	92,192
2.69%, 05/25/31 (a)	150,000	135,959
5.50%, 03/17/35 (a)	200,000	203,286
5.13%, 03/12/36 (a)	200,000	196,200
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	100,000	102,433
Amphenol Corp.
3.80%, 11/15/27	450,000	447,367
4.38%, 06/12/28 (a)	140,000	140,234
3.90%, 11/15/28 (a)	150,000	148,629
5.05%, 04/05/29 (a)	75,000	76,345
4.35%, 06/01/29 (a)	100,000	100,153
2.80%, 02/15/30 (a)	275,000	258,989
4.13%, 11/15/30 (a)	250,000	245,862
2.20%, 09/15/31 (a)	200,000	176,870
4.40%, 02/15/33 (a)	300,000	292,770
5.25%, 04/05/34 (a)	100,000	102,144
5.00%, 01/15/35 (a)	225,000	225,124
4.63%, 02/15/36 (a)	400,000	386,500
5.38%, 11/15/54 (a)	150,000	145,448
5.30%, 11/15/55 (a)	425,000	403,168
Amrize Finance U.S. LLC
4.70%, 04/07/28 (a)	225,000	225,814
4.95%, 04/07/30 (a)	400,000	403,804
5.40%, 04/07/35 (a)	200,000	203,378
7.13%, 07/15/36	100,000	113,132
4.75%, 09/22/46 (a)	100,000	87,177
AptarGroup, Inc.
4.75%, 03/30/31 (a)	110,000	109,187
3.60%, 03/15/32 (a)	100,000	92,996
Avery Dennison Corp.
4.88%, 12/06/28 (a)	175,000	176,466
2.65%, 04/30/30 (a)	100,000	92,461
2.25%, 02/15/32 (a)	100,000	87,300
5.75%, 03/15/33 (a)	100,000	103,893
Berry Global, Inc.
5.50%, 04/15/28 (a)	100,000	101,721
5.80%, 06/15/31 (a)	250,000	260,147
5.65%, 01/15/34 (a)	225,000	230,193
Boeing Co.
3.25%, 02/01/28 (a)	650,000	637,871
3.25%, 03/01/28 (a)	75,000	73,514
3.45%, 11/01/28 (a)	50,000	48,798
3.20%, 03/01/29 (a)	250,000	241,442
6.30%, 05/01/29 (a)	375,000	392,415
2.95%, 02/01/30 (a)	150,000	141,428
5.15%, 05/01/30 (a)	1,175,000	1,194,564
3.63%, 02/01/31 (a)	400,000	381,540
6.39%, 05/01/31 (a)	375,000	400,095
6.13%, 02/15/33	75,000	80,330
3.60%, 05/01/34 (a)	160,000	144,517
6.53%, 05/01/34 (a)	625,000	683,012
3.25%, 02/01/35 (a)	150,000	130,592
6.63%, 02/15/38	100,000	109,853
3.55%, 03/01/38 (a)	100,000	83,759
3.50%, 03/01/39 (a)	50,000	40,655
6.88%, 03/15/39	230,000	257,586
5.88%, 02/15/40	100,000	102,725
5.71%, 05/01/40 (a)	800,000	816,120
3.38%, 06/15/46 (a)	75,000	52,565
3.65%, 03/01/47 (a)	100,000	72,422
3.63%, 03/01/48 (a)	50,000	35,826
3.85%, 11/01/48 (a)	100,000	73,916

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 05/01/49 (a)	150,000	111,948
3.75%, 02/01/50 (a)	250,000	183,092
5.81%, 05/01/50 (a)	1,500,000	1,486,935
6.86%, 05/01/54 (a)	650,000	734,890
3.83%, 03/01/59 (a)	50,000	34,690
3.95%, 08/01/59 (a)	350,000	251,107
5.93%, 05/01/60 (a)	900,000	891,810
7.01%, 05/01/64 (a)	400,000	457,328
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	148,665
2.75%, 03/01/30 (a)	150,000	140,373
2.20%, 03/01/32 (a)	100,000	86,525
5.25%, 09/15/35 (a)	200,000	200,392
5.55%, 09/15/40 (a)	100,000	99,614
Carrier Global Corp.
2.72%, 02/15/30 (a)	525,000	491,484
2.70%, 02/15/31 (a)(e)	150,000	137,879
5.90%, 03/15/34 (a)	200,000	211,160
3.38%, 04/05/40 (a)	425,000	341,139
3.58%, 04/05/50 (a)(e)	375,000	273,746
6.20%, 03/15/54 (a)	162,000	173,137
Caterpillar Financial Services Corp.
3.60%, 08/12/27	150,000	149,243
1.10%, 09/14/27	150,000	144,558
4.40%, 10/15/27	150,000	150,666
4.60%, 11/15/27	200,000	201,438
3.70%, 01/10/28	500,000	497,370
4.40%, 03/03/28	250,000	250,962
4.20%, 05/15/28	200,000	200,058
4.10%, 08/15/28	220,000	219,721
3.95%, 11/14/28	190,000	188,812
3.75%, 02/23/29	175,000	172,629
4.85%, 02/27/29	100,000	101,467
4.30%, 05/15/29	300,000	300,150
4.38%, 08/16/29	200,000	200,264
4.70%, 11/15/29	200,000	202,224
4.80%, 01/08/30	100,000	102,035
4.15%, 01/08/31	100,000	98,647
4.50%, 05/15/31	260,000	259,610
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	94,732
2.60%, 04/09/30 (a)	200,000	187,732
1.90%, 03/12/31 (a)	100,000	89,186
5.20%, 05/15/35 (a)	400,000	409,060
5.30%, 09/15/35	100,000	104,409
6.05%, 08/15/36	100,000	109,396
5.20%, 05/27/41	250,000	250,607
3.80%, 08/15/42	500,000	416,845
4.30%, 05/15/44 (a)	100,000	86,808
3.25%, 09/19/49 (a)	300,000	211,860
3.25%, 04/09/50 (a)	400,000	281,680
5.50%, 05/15/55 (a)	100,000	101,631
4.75%, 05/15/64 (a)	100,000	87,844
CNH Industrial Capital LLC
4.50%, 10/08/27 (a)	100,000	100,073
4.75%, 03/21/28 (a)	100,000	100,376
4.55%, 04/10/28 (a)	250,000	249,902
5.50%, 01/12/29 (a)	100,000	102,154
5.10%, 04/20/29 (a)	200,000	202,438
4.50%, 10/16/30 (a)	90,000	88,935
4.38%, 03/07/31 (a)	100,000	98,136
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	99,156
CRH America Finance, Inc.
4.40%, 02/09/31 (a)	200,000	197,450
5.40%, 05/21/34 (a)	200,000	204,258
5.50%, 01/09/35 (a)	400,000	408,700
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 02/09/36 (a)	200,000	196,668
5.88%, 01/09/55 (a)	100,000	100,917
5.60%, 02/09/56 (a)	250,000	243,940
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	204,152
5.13%, 01/09/30 (a)	200,000	203,306
Deere & Co.
5.38%, 10/16/29	112,000	115,976
3.10%, 04/15/30 (a)	150,000	143,082
7.13%, 03/03/31	75,000	83,183
5.45%, 01/16/35 (a)	325,000	337,516
3.90%, 06/09/42 (a)	425,000	361,224
2.88%, 09/07/49 (a)	100,000	66,054
3.75%, 04/15/50 (a)	275,000	211,659
5.70%, 01/19/55 (a)	150,000	154,119
Deere Funding Canada Corp.
4.15%, 10/09/30 (a)	100,000	98,509
Dover Corp.
5.38%, 10/15/35	75,000	78,065
5.38%, 03/01/41 (a)	100,000	99,852
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	134,295
5.00%, 03/15/36 (a)	205,000	197,936
Eaton Capital ULC
4.45%, 05/09/30 (a)	200,000	199,514
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	98,760
3.85%, 03/06/28	400,000	397,204
4.35%, 05/18/28 (a)	100,000	100,201
3.95%, 03/06/29 (a)	400,000	395,460
4.20%, 03/06/31 (a)	400,000	393,452
4.00%, 11/02/32	196,000	189,581
4.50%, 03/06/33 (a)	250,000	245,750
4.15%, 03/15/33 (a)	350,000	340,018
4.80%, 03/06/36 (a)	500,000	492,130
4.15%, 11/02/42	300,000	259,230
3.92%, 09/15/47 (a)	100,000	79,757
4.70%, 08/23/52 (a)	200,000	178,356
5.45%, 03/06/56 (a)	250,000	246,055
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	200,000	207,396
5.40%, 01/09/38 (a)	280,000	269,164
Emerson Electric Co.
1.80%, 10/15/27 (a)	150,000	145,511
2.00%, 12/21/28 (a)	700,000	662,599
1.95%, 10/15/30 (a)	75,000	67,697
2.20%, 12/21/31 (a)	200,000	177,798
5.00%, 03/15/35 (a)	75,000	75,518
5.25%, 11/15/39	50,000	50,687
2.75%, 10/15/50 (a)	100,000	62,883
2.80%, 12/21/51 (a)	250,000	156,210
Ferguson Enterprises, Inc.
4.35%, 03/15/31 (a)	130,000	127,933
5.00%, 10/03/34 (a)	225,000	223,630
Flowserve Corp.
3.50%, 10/01/30 (a)	150,000	141,753
2.80%, 01/15/32 (a)	125,000	111,084
5.70%, 05/15/36 (a)	125,000	126,030
Fortive Corp.
4.75%, 05/15/31 (a)	160,000	159,282
5.25%, 05/15/36 (a)	125,000	124,774
4.30%, 06/15/46 (a)	130,000	106,361
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	100,000	95,548
4.00%, 03/25/32 (a)	100,000	94,733

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 06/01/33 (a)	250,000	259,890
4.50%, 03/25/52 (a)	100,000	80,402
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	198,488
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	200,000	191,478
GE Vernova, Inc.
4.25%, 02/04/31 (a)	100,000	98,718
4.88%, 02/04/36 (a)	400,000	394,712
5.50%, 02/04/56 (a)	200,000	194,048
General Dynamics Corp.
2.63%, 11/15/27 (a)	75,000	73,553
3.75%, 05/15/28 (a)	300,000	297,966
3.63%, 04/01/30 (a)	250,000	242,362
2.25%, 06/01/31 (a)	100,000	89,975
4.95%, 08/15/35 (a)	200,000	200,926
4.25%, 04/01/40 (a)	225,000	202,268
2.85%, 06/01/41 (a)	100,000	74,421
3.60%, 11/15/42 (a)	150,000	120,263
4.25%, 04/01/50 (a)	250,000	211,182
General Electric Co.
4.30%, 07/29/30 (a)	305,000	303,246
6.75%, 03/15/32	350,000	386,988
4.90%, 01/29/36 (a)	280,000	279,768
5.88%, 01/14/38	200,000	213,440
6.88%, 01/10/39	200,000	231,738
4.50%, 03/11/44	150,000	133,631
4.35%, 05/01/50 (a)	100,000	84,660
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	101,665
5.35%, 08/01/33 (a)	200,000	204,066
Hexcel Corp.
4.90%, 05/15/31 (a)	100,000	99,837
5.88%, 02/26/35 (a)	50,000	51,625
Honeywell Aerospace, Inc.
3.90%, 03/16/28 (e)	300,000	297,654
4.00%, 03/16/29 (a)(e)	300,000	296,544
4.30%, 03/16/31 (a)(e)	500,000	492,560
4.60%, 03/16/33 (a)(e)	450,000	443,479
4.95%, 03/16/36 (a)(e)	830,000	820,687
5.62%, 03/16/46 (a)(e)	250,000	249,632
5.73%, 03/16/56 (a)(e)	900,000	900,792
5.85%, 03/16/66 (a)(e)	450,000	453,474
Honeywell International, Inc.
2.70%, 08/15/29 (a)	150,000	142,211
1.95%, 06/01/30 (a)	200,000	181,402
1.75%, 09/01/31 (a)	400,000	347,852
5.00%, 02/15/33 (a)	325,000	330,921
4.50%, 01/15/34 (a)	200,000	196,030
5.00%, 03/01/35 (a)	200,000	201,318
3.81%, 11/21/47 (a)	100,000	77,073
2.80%, 06/01/50 (a)	150,000	96,230
5.25%, 03/01/54 (a)	175,000	167,004
Howmet Aerospace, Inc.
6.75%, 01/15/28	100,000	103,711
3.75%, 03/03/28	75,000	74,181
3.00%, 01/15/29 (a)	175,000	168,800
3.90%, 04/15/29 (a)	50,000	49,251
4.85%, 10/15/31 (a)	100,000	100,696
4.55%, 11/15/32 (a)	90,000	88,584
4.75%, 04/15/36 (a)	150,000	146,148
5.95%, 02/01/37	200,000	212,884
Hubbell, Inc.
3.15%, 08/15/27 (a)	175,000	172,587
3.50%, 02/15/28 (a)	100,000	98,445
2.30%, 03/15/31 (a)	100,000	89,991
4.80%, 11/15/35 (a)	70,000	68,038
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	275,000	271,158
2.04%, 08/16/28 (a)	200,000	189,502
5.35%, 01/15/30 (a)	100,000	101,989
4.20%, 05/01/30 (a)	100,000	97,995
5.75%, 01/15/35 (a)	100,000	103,745
IDEX Corp.
4.95%, 09/01/29 (a)	125,000	126,105
3.00%, 05/01/30 (a)	100,000	93,959
2.63%, 06/15/31 (a)	75,000	68,012
Illinois Tool Works, Inc.
4.88%, 09/15/41 (a)	150,000	143,120
3.90%, 09/01/42 (a)	300,000	252,108
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	150,000	151,219
5.40%, 08/14/28 (a)	275,000	280,277
5.18%, 06/15/29 (a)	150,000	153,052
5.31%, 06/15/31 (a)	75,000	76,812
5.70%, 08/14/33 (a)	200,000	207,920
5.45%, 06/15/34 (a)	150,000	153,253
5.70%, 06/15/54 (a)	225,000	222,862
John Deere Capital Corp.
4.90%, 06/11/27	150,000	151,380
4.20%, 07/15/27	200,000	200,366
2.80%, 09/08/27	275,000	270,798
4.15%, 09/15/27	200,000	200,288
3.05%, 01/06/28	175,000	172,077
4.65%, 01/07/28	100,000	100,734
4.75%, 01/20/28	300,000	303,081
4.90%, 03/03/28	225,000	227,601
1.50%, 03/06/28	150,000	143,318
4.25%, 06/05/28	280,000	280,490
4.95%, 07/14/28	425,000	432,229
4.50%, 01/16/29	300,000	301,893
4.13%, 01/18/29	125,000	124,521
3.45%, 03/07/29	100,000	98,001
3.90%, 03/09/29	200,000	197,948
3.35%, 04/18/29	200,000	195,174
4.85%, 06/11/29	250,000	253,860
2.80%, 07/18/29	150,000	143,376
4.85%, 10/11/29	100,000	102,081
2.45%, 01/09/30	100,000	93,653
4.55%, 06/05/30	150,000	150,642
4.70%, 06/10/30	200,000	201,990
4.38%, 10/15/30	110,000	109,605
1.45%, 01/15/31	275,000	240,430
4.90%, 03/07/31	150,000	152,386
4.20%, 03/10/31	150,000	148,070
4.38%, 04/15/31	125,000	124,115
2.00%, 06/17/31	100,000	88,788
4.40%, 09/08/31	325,000	323,173
3.90%, 06/07/32	100,000	96,723
4.35%, 09/15/32	150,000	148,244
5.15%, 09/08/33	275,000	282,348
5.10%, 04/11/34	300,000	304,869
5.05%, 06/12/34	150,000	151,893
Johnson Controls International PLC
6.00%, 01/15/36	150,000	159,309
4.63%, 07/02/44 (a)	95,000	83,697
4.50%, 02/15/47 (a)	100,000	85,196
4.95%, 07/02/64 (a)(f)	75,000	64,879
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	225,000	231,133
1.75%, 09/15/30 (a)	150,000	133,694
2.00%, 09/16/31 (a)	100,000	87,523
4.90%, 12/01/32 (a)	250,000	251,120

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	99,900
5.80%, 05/28/36 (a)	75,000	76,047
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	450,000	449,526
5.05%, 06/01/29 (a)	150,000	152,179
2.90%, 12/15/29 (a)	125,000	118,279
1.80%, 01/15/31 (a)	275,000	242,201
5.25%, 06/01/31 (a)	150,000	153,394
5.40%, 07/31/33 (a)	375,000	385,024
5.35%, 06/01/34 (a)	150,000	152,866
4.85%, 04/27/35 (a)	100,000	98,484
6.15%, 12/15/40	95,000	100,602
5.05%, 04/27/45 (a)	100,000	93,622
5.60%, 07/31/53 (a)	100,000	98,134
5.50%, 08/15/54 (a)	225,000	217,960
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	100,000	97,952
4.40%, 03/15/29 (a)	100,000	97,540
3.50%, 11/15/51 (a)	175,000	108,710
Lennox International, Inc.
1.70%, 08/01/27 (a)	75,000	72,820
5.50%, 09/15/28 (a)	100,000	102,118
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	150,000	152,191
4.45%, 05/15/28 (a)	100,000	100,377
4.15%, 08/15/28 (a)	340,000	339,490
4.50%, 02/15/29 (a)	100,000	100,393
1.85%, 06/15/30 (a)	100,000	90,295
4.40%, 08/15/30 (a)	255,000	254,467
4.70%, 12/15/31 (a)	125,000	126,273
3.90%, 06/15/32 (a)	150,000	145,428
5.25%, 01/15/33 (a)	300,000	311,349
4.75%, 02/15/34 (a)	250,000	249,370
4.80%, 08/15/34 (a)	225,000	224,500
3.60%, 03/01/35 (a)	100,000	91,463
5.00%, 08/15/35 (a)	255,000	256,912
4.50%, 05/15/36 (a)	125,000	121,308
6.15%, 09/01/36	100,000	109,070
5.72%, 06/01/40	100,000	105,664
4.07%, 12/15/42	375,000	318,161
3.80%, 03/01/45 (a)	325,000	258,716
4.70%, 05/15/46 (a)	375,000	333,941
2.80%, 06/15/50 (a)	150,000	94,953
4.09%, 09/15/52 (a)	463,000	364,390
4.15%, 06/15/53 (a)	225,000	178,447
5.70%, 11/15/54 (a)	325,000	326,482
5.20%, 02/15/55 (a)	225,000	210,883
4.30%, 06/15/62 (a)	125,000	98,080
5.90%, 11/15/63 (a)	225,000	231,775
5.20%, 02/15/64 (a)	150,000	138,101
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	50,000	49,581
3.50%, 12/15/27 (a)	175,000	172,832
2.50%, 03/15/30 (a)	100,000	92,464
2.40%, 07/15/31 (a)	200,000	179,282
5.15%, 12/01/34 (a)	250,000	251,662
4.25%, 12/15/47 (a)	100,000	81,378
3.20%, 07/15/51 (a)	300,000	199,173
5.50%, 12/01/54 (a)	175,000	168,479
Masco Corp.
3.50%, 11/15/27 (a)	200,000	197,334
1.50%, 02/15/28 (a)	100,000	95,196
2.00%, 10/01/30 (a)	100,000	89,077
2.00%, 02/15/31 (a)	125,000	110,326
4.50%, 05/15/47 (a)	100,000	83,047
3.13%, 02/15/51 (a)	75,000	48,672
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	102,644
3.63%, 05/15/30 (a)	160,000	153,901
Nordson Corp.
5.60%, 09/15/28 (a)	125,000	127,538
4.50%, 12/15/29 (a)	150,000	149,486
5.80%, 09/15/33 (a)	100,000	104,238
Northrop Grumman Corp.
3.25%, 01/15/28 (a)	525,000	516,490
4.60%, 02/01/29 (a)	150,000	150,953
4.40%, 05/01/30 (a)	150,000	149,559
4.65%, 07/15/30 (a)	75,000	75,321
4.70%, 03/15/33 (a)	250,000	248,827
4.90%, 06/01/34 (a)	225,000	224,698
5.25%, 07/15/35 (a)	75,000	76,463
5.15%, 05/01/40 (a)	100,000	98,036
5.05%, 11/15/40	100,000	97,040
4.75%, 06/01/43	300,000	273,420
3.85%, 04/15/45 (a)	150,000	118,803
4.03%, 10/15/47 (a)	575,000	457,970
5.25%, 05/01/50 (a)	275,000	257,988
4.95%, 03/15/53 (a)	300,000	268,320
5.20%, 06/01/54 (a)	325,000	302,243
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	149,465
2.75%, 11/15/31 (a)	100,000	89,362
5.65%, 05/15/33 (a)	100,000	102,769
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	94,198
Otis Worldwide Corp.
5.25%, 08/16/28 (a)	350,000	356,212
4.49%, 05/07/29 (a)	175,000	175,031
2.57%, 02/15/30 (a)	500,000	465,430
5.13%, 11/19/31 (a)	125,000	127,463
5.13%, 09/04/35 (a)	90,000	90,185
3.11%, 02/15/40 (a)	175,000	134,873
3.36%, 02/15/50 (a)	200,000	138,816
Owens Corning
5.50%, 06/15/27 (a)	100,000	101,266
3.95%, 08/15/29 (a)	100,000	98,338
3.50%, 02/15/30 (a)	75,000	72,147
3.88%, 06/01/30 (a)	100,000	97,236
5.70%, 06/15/34 (a)	150,000	155,406
7.00%, 12/01/36	150,000	168,876
4.30%, 07/15/47 (a)	100,000	81,075
4.40%, 01/30/48 (a)	100,000	82,194
5.95%, 06/15/54 (a)	225,000	226,359
Parker-Hannifin Corp.
4.25%, 09/15/27 (a)	450,000	449,950
3.25%, 06/14/29 (a)	400,000	386,772
4.50%, 09/15/29 (a)	350,000	350,952
4.20%, 11/21/34 (a)	100,000	95,953
6.25%, 05/15/38	50,000	54,859
4.45%, 11/21/44 (a)	100,000	87,682
4.10%, 03/01/47 (a)	175,000	143,056
4.00%, 06/14/49 (a)	200,000	159,440
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	74,622
5.90%, 07/15/32 (a)	50,000	52,030
Precision Castparts Corp.
3.90%, 01/15/43 (a)	100,000	82,814
4.38%, 06/15/45 (a)	100,000	85,939
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	400,000	409,432
6.30%, 02/15/30 (a)	200,000	208,760
6.40%, 04/15/33 (a)	325,000	344,653

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic Services, Inc.
3.38%, 11/15/27 (a)	150,000	148,436
3.95%, 05/15/28 (a)	275,000	273,658
4.88%, 04/01/29 (a)	350,000	354,452
5.00%, 11/15/29 (a)	150,000	152,706
2.30%, 03/01/30 (a)	200,000	185,030
4.75%, 07/15/30 (a)	250,000	252,330
1.45%, 02/15/31 (a)	150,000	130,385
1.75%, 02/15/32 (a)	275,000	235,840
2.38%, 03/15/33 (a)	250,000	216,947
5.00%, 12/15/33 (a)	100,000	101,494
5.00%, 04/01/34 (a)	150,000	151,357
5.20%, 11/15/34 (a)	100,000	101,945
5.15%, 03/15/35 (a)	150,000	152,650
6.20%, 03/01/40	100,000	109,120
5.70%, 05/15/41 (a)	75,000	77,645
3.05%, 03/01/50 (a)	50,000	33,477
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	97,929
1.75%, 08/15/31 (a)	100,000	86,949
4.20%, 03/01/49 (a)	175,000	142,867
2.80%, 08/15/61 (a)	100,000	56,927
RTX Corp.
7.20%, 08/15/27	75,000	77,618
4.13%, 11/16/28 (a)	650,000	645,950
5.75%, 01/15/29 (a)	100,000	103,364
7.50%, 09/15/29	100,000	108,990
2.25%, 07/01/30 (a)	150,000	137,430
6.00%, 03/15/31 (a)	175,000	185,363
1.90%, 09/01/31 (a)	200,000	174,714
2.38%, 03/15/32 (a)	200,000	176,728
5.15%, 02/27/33 (a)	200,000	204,032
6.10%, 03/15/34 (a)	775,000	832,784
5.40%, 05/01/35	75,000	77,606
6.05%, 06/01/36	100,000	107,600
6.13%, 07/15/38	150,000	161,658
4.45%, 11/16/38 (a)	175,000	162,360
5.70%, 04/15/40	150,000	154,017
4.88%, 10/15/40 (e)	75,000	71,378
4.70%, 12/15/41	100,000	92,187
4.50%, 06/01/42	925,000	827,135
4.80%, 12/15/43 (a)	300,000	271,548
4.15%, 05/15/45 (a)	175,000	144,377
3.75%, 11/01/46 (a)	375,000	287,362
4.35%, 04/15/47 (a)	325,000	271,641
4.05%, 05/04/47 (a)	300,000	239,247
4.63%, 11/16/48 (a)	500,000	431,965
3.13%, 07/01/50 (a)	375,000	249,701
2.82%, 09/01/51 (a)	200,000	124,036
3.03%, 03/15/52 (a)	200,000	128,956
5.38%, 02/27/53 (a)	375,000	356,659
6.40%, 03/15/54 (a)	375,000	409,875
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	81,141
3.10%, 05/01/50 (a)	100,000	67,316
Sonoco Products Co.
4.60%, 09/01/29 (a)	225,000	224,667
3.13%, 05/01/30 (a)	225,000	211,858
2.85%, 02/01/32 (a)	100,000	90,243
5.00%, 09/01/34 (a)	150,000	147,446
5.75%, 11/01/40 (a)	100,000	100,720
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	125,000	124,988
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	100,000	102,671
4.25%, 11/15/28 (a)	75,000	74,711
2.30%, 03/15/30 (a)	200,000	183,318
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 05/15/32 (a)	75,000	67,712
5.20%, 09/01/40	100,000	95,031
4.85%, 11/15/48 (a)	75,000	63,785
2.75%, 11/15/50 (a)	350,000	205,226
Textron, Inc.
3.38%, 03/01/28 (a)	100,000	98,109
3.90%, 09/17/29 (a)	75,000	73,275
3.00%, 06/01/30 (a)	275,000	258,673
2.45%, 03/15/31 (a)	150,000	135,591
6.10%, 11/15/33 (a)	75,000	79,664
5.50%, 05/15/35 (a)	75,000	76,469
4.95%, 03/15/36 (a)	100,000	97,554
Timken Co.
4.50%, 12/15/28 (a)	100,000	99,941
4.13%, 04/01/32 (a)	100,000	94,926
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	100,000	98,521
5.25%, 03/03/33 (a)	200,000	205,354
5.10%, 06/13/34 (a)	100,000	101,506
4.65%, 11/01/44 (a)	125,000	111,599
4.50%, 03/21/49 (a)	75,000	64,232
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	300,000	296,823
5.75%, 06/15/43	100,000	103,293
4.30%, 02/21/48 (a)	75,000	62,075
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	100,000	98,727
4.63%, 02/01/30 (a)	150,000	150,537
4.50%, 02/09/31 (a)	100,000	99,419
2.50%, 02/04/32 (a)	200,000	177,978
5.00%, 05/09/35 (a)	100,000	99,514
4.88%, 02/09/36 (a)	100,000	98,541
7.13%, 10/01/37	100,000	115,176
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	90,919
5.25%, 10/01/54 (a)	75,000	69,509
Veralto Corp.
5.35%, 09/18/28 (a)	200,000	203,440
5.45%, 09/18/33 (a)	175,000	179,426
Vertiv Holdings Co.
4.85%, 03/15/36 (a)	200,000	194,934
5.65%, 03/15/46 (a)	200,000	195,298
5.80%, 03/15/56 (a)	125,000	123,401
5.95%, 03/15/66 (a)	125,000	123,456
Vontier Corp.
2.40%, 04/01/28 (a)	100,000	96,049
2.95%, 04/01/31 (a)	100,000	90,854
Vulcan Materials Co.
4.95%, 12/01/29 (a)	250,000	253,265
3.50%, 06/01/30 (a)	250,000	239,575
5.35%, 12/01/34 (a)	225,000	229,282
4.50%, 06/15/47 (a)	150,000	127,664
4.70%, 03/01/48 (a)	100,000	87,124
5.70%, 12/01/54 (a)	225,000	222,658
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	99,735
3.50%, 05/01/29 (a)	100,000	97,786
2.60%, 02/01/30 (a)	150,000	141,011
2.20%, 01/15/32 (a)	250,000	219,592
3.20%, 06/01/32 (a)	100,000	92,111
4.20%, 01/15/33 (a)	225,000	217,080
5.00%, 03/01/34 (a)	150,000	150,545
5.25%, 09/01/35 (a)	175,000	178,171
4.80%, 07/15/36 (a)	150,000	146,702
3.05%, 04/01/50 (a)	150,000	99,498
2.95%, 01/15/52 (a)	250,000	159,982

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Management, Inc.
4.95%, 07/03/27 (a)	150,000	151,233
3.15%, 11/15/27 (a)	200,000	197,232
1.15%, 03/15/28 (a)	100,000	94,877
4.50%, 03/15/28 (a)	400,000	402,164
3.88%, 01/15/29 (a)	100,000	98,861
4.88%, 02/15/29 (a)	150,000	152,053
2.00%, 06/01/29 (a)	75,000	69,970
4.63%, 02/15/30 (a)	150,000	150,891
4.65%, 03/15/30 (a)	275,000	276,884
1.50%, 03/15/31 (a)	300,000	260,934
4.95%, 07/03/31 (a)	275,000	279,757
4.80%, 03/15/32 (a)	125,000	126,176
4.15%, 04/15/32 (a)	200,000	195,400
4.63%, 02/15/33 (a)	100,000	99,747
4.88%, 02/15/34 (a)	400,000	403,620
4.95%, 03/15/35 (a)	425,000	425,395
2.95%, 06/01/41 (a)	75,000	56,665
4.10%, 03/01/45 (a)	112,000	93,507
4.15%, 07/15/49 (a)	250,000	203,315
2.50%, 11/15/50 (a)	100,000	59,859
5.35%, 10/15/54 (a)	275,000	264,558
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (a)(h)	250,000	250,642
4.90%, 05/29/30 (a)	100,000	100,986
5.61%, 03/11/34 (a)	175,000	180,558
5.50%, 05/29/35 (a)	200,000	204,698
WW Grainger, Inc.
4.45%, 09/15/34 (a)	100,000	97,608
4.60%, 06/15/45 (a)	250,000	223,412
3.75%, 05/15/46 (a)	100,000	78,358
4.20%, 05/15/47 (a)	200,000	165,572
Xylem, Inc.
1.95%, 01/30/28 (a)	100,000	96,197
2.25%, 01/30/31 (a)	150,000	135,414
5.20%, 06/01/33 (a)	125,000	126,916
5.45%, 06/01/36 (a)	125,000	127,934
4.38%, 11/01/46 (a)	50,000	41,919
		108,006,263
Communications 1.8%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	194,310
2.88%, 05/07/30 (a)	200,000	186,456
4.70%, 07/21/32 (a)	200,000	197,512
5.00%, 01/20/33 (a)	200,000	199,508
6.38%, 03/01/35	200,000	216,736
6.13%, 11/15/37	150,000	157,812
6.13%, 03/30/40	630,000	659,616
4.38%, 07/16/42	200,000	173,664
4.38%, 04/22/49 (a)	200,000	165,626
American Tower Corp.
3.55%, 07/15/27 (a)	175,000	173,621
3.60%, 01/15/28 (a)	100,000	98,712
1.50%, 01/31/28 (a)	100,000	95,312
5.50%, 03/15/28 (a)	175,000	178,001
5.25%, 07/15/28 (a)	100,000	101,499
5.80%, 11/15/28 (a)	150,000	154,236
5.20%, 02/15/29 (a)	175,000	177,863
3.95%, 03/15/29 (a)	100,000	98,450
3.80%, 08/15/29 (a)	425,000	415,493
2.90%, 01/15/30 (a)	150,000	141,252
5.00%, 01/31/30 (a)	100,000	101,182
4.90%, 03/15/30 (a)	275,000	277,530
2.10%, 06/15/30 (a)	275,000	249,065
1.88%, 10/15/30 (a)	275,000	244,536
2.70%, 04/15/31 (a)	400,000	364,388
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 09/15/31 (a)	250,000	221,225
4.05%, 03/15/32 (a)	150,000	144,228
4.70%, 12/15/32 (a)	225,000	221,976
5.65%, 03/15/33 (a)	150,000	155,663
5.55%, 07/15/33 (a)	200,000	206,174
5.90%, 11/15/33 (a)	150,000	157,512
5.45%, 02/15/34 (a)	175,000	178,647
5.40%, 01/31/35 (a)	225,000	228,785
5.35%, 03/15/35 (a)	150,000	151,923
3.70%, 10/15/49 (a)	275,000	201,935
3.10%, 06/15/50 (a)	200,000	130,794
2.95%, 01/15/51 (a)	350,000	220,773
AppLovin Corp.
5.13%, 12/01/29 (a)	375,000	379,477
5.38%, 12/01/31 (a)	200,000	203,592
5.50%, 12/01/34 (a)	300,000	303,045
5.95%, 12/01/54 (a)	100,000	96,035
AT&T, Inc.
2.30%, 06/01/27 (a)	500,000	490,835
1.65%, 02/01/28 (a)	700,000	670,012
4.10%, 02/15/28 (a)	427,000	425,313
4.35%, 03/01/29 (a)	850,000	848,393
4.30%, 02/15/30 (a)	847,000	839,301
4.70%, 08/15/30 (a)	250,000	251,138
4.40%, 04/30/31 (a)	375,000	370,552
2.75%, 06/01/31 (a)	800,000	730,184
2.25%, 02/01/32 (a)	650,000	568,022
4.55%, 11/01/32 (a)	325,000	319,387
4.75%, 04/30/33 (a)	525,000	518,910
2.55%, 12/01/33 (a)	957,000	810,550
5.40%, 02/15/34 (a)	700,000	715,456
4.50%, 05/15/35 (a)	675,000	641,250
5.38%, 08/15/35 (a)	350,000	354,501
4.90%, 11/01/35 (a)	345,000	336,637
5.13%, 04/30/36 (a)	500,000	493,390
5.25%, 10/30/36 (a)	450,000	445,666
5.25%, 03/01/37 (a)	300,000	297,714
4.90%, 08/15/37 (a)	150,000	144,437
6.30%, 01/15/38	100,000	106,556
6.55%, 02/15/39	75,000	81,687
4.85%, 03/01/39 (a)	200,000	186,918
6.00%, 08/15/40 (a)	150,000	153,834
5.35%, 09/01/40	150,000	146,225
6.38%, 03/01/41	100,000	106,143
3.50%, 06/01/41 (a)	700,000	544,285
5.55%, 08/15/41	150,000	146,507
5.15%, 03/15/42	50,000	46,185
4.30%, 12/15/42 (a)	350,000	291,704
3.10%, 02/01/43 (a)	100,000	72,313
4.65%, 06/01/44 (a)	100,000	85,364
4.80%, 06/15/44 (a)	100,000	86,795
4.35%, 06/15/45 (a)	275,000	223,754
4.85%, 07/15/45 (a)	100,000	87,289
5.55%, 11/01/45 (a)	315,000	299,392
5.85%, 04/30/46 (a)	350,000	341,999
4.75%, 05/15/46 (a)	500,000	425,260
5.15%, 11/15/46 (a)	150,000	134,964
5.65%, 02/15/47 (a)	250,000	241,090
5.45%, 03/01/47 (a)	175,000	162,979
4.50%, 03/09/48 (a)	425,000	343,901
4.55%, 03/09/49 (a)	200,000	162,044
5.15%, 02/15/50 (a)	175,000	154,562
3.65%, 06/01/51 (a)	800,000	552,944
3.30%, 02/01/52 (a)	200,000	127,916
3.50%, 09/15/53 (a)	1,960,000	1,296,834
5.70%, 11/01/54 (a)	410,000	387,147
3.55%, 09/15/55 (a)	1,923,000	1,255,334
6.00%, 04/30/56 (a)	420,000	412,495

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.05%, 08/15/56 (a)	350,000	346,150
6.20%, 10/30/56 (a)	500,000	503,565
5.70%, 03/01/57 (a)	75,000	71,442
3.80%, 12/01/57 (a)	1,561,000	1,061,277
3.65%, 09/15/59 (a)	1,699,000	1,109,243
3.85%, 06/01/60 (a)	450,000	304,929
3.50%, 02/01/61 (a)	175,000	109,246
6.30%, 10/30/66 (a)	250,000	251,175
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	100,000	86,994
5.10%, 05/11/33 (a)	175,000	176,092
5.20%, 02/15/34 (a)	150,000	150,741
4.46%, 04/01/48 (a)	450,000	376,011
4.30%, 07/29/49 (a)	100,000	79,412
3.65%, 03/17/51 (a)	100,000	70,593
3.20%, 02/15/52 (a)	85,000	55,062
3.65%, 08/15/52 (a)	150,000	104,771
5.55%, 02/15/54 (a)	150,000	142,451
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	253,075
9.63%, 12/15/30 (h)	650,000	773,968
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	200,000	196,678
4.20%, 03/15/28 (a)	300,000	296,910
2.25%, 01/15/29 (a)	325,000	303,569
5.05%, 03/30/29 (a)	300,000	300,102
6.10%, 06/01/29 (a)	350,000	360,388
2.80%, 04/01/31 (a)	450,000	402,286
2.30%, 02/01/32 (a)	200,000	170,640
4.40%, 04/01/33 (a)	275,000	254,356
6.65%, 02/01/34 (a)	275,000	283,937
6.55%, 06/01/34 (a)	400,000	410,876
6.38%, 10/23/35 (a)	530,000	533,742
5.85%, 12/01/35 (a)	325,000	316,761
5.38%, 04/01/38 (a)	300,000	268,170
3.50%, 06/01/41 (a)	300,000	209,496
3.50%, 03/01/42 (a)	325,000	223,837
6.48%, 10/23/45 (a)	950,000	877,800
5.38%, 05/01/47 (a)	700,000	565,005
5.75%, 04/01/48 (a)	650,000	547,176
5.13%, 07/01/49 (a)	250,000	192,525
4.80%, 03/01/50 (a)	750,000	557,010
3.70%, 04/01/51 (a)	625,000	386,237
3.90%, 06/01/52 (a)	650,000	412,594
5.25%, 04/01/53 (a)	475,000	370,875
6.83%, 10/23/55 (a)	100,000	94,320
6.70%, 12/01/55 (a)	150,000	142,278
3.85%, 04/01/61 (a)	585,000	340,294
4.40%, 12/01/61 (a)	350,000	224,322
3.95%, 06/30/62 (a)	325,000	191,139
5.50%, 04/01/63 (a)	200,000	153,506
Comcast Corp.
3.15%, 02/15/28 (a)	350,000	343,833
3.55%, 05/01/28 (a)	250,000	246,643
4.15%, 10/15/28 (a)	825,000	822,772
4.55%, 01/15/29 (a)	250,000	251,210
5.10%, 06/01/29 (a)	200,000	204,102
2.65%, 02/01/30 (a)	450,000	421,231
3.40%, 04/01/30 (a)	450,000	433,143
4.25%, 10/15/30 (a)	400,000	395,404
1.95%, 01/15/31 (a)	425,000	377,158
1.50%, 02/15/31 (a)	450,000	390,627
4.95%, 05/15/32 (a)	225,000	226,454
5.50%, 11/15/32 (a)	300,000	311,244
4.25%, 01/15/33	475,000	457,662
4.65%, 02/15/33 (a)	275,000	271,785
7.05%, 03/15/33	250,000	280,272
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 05/15/33 (a)	275,000	273,430
5.30%, 06/01/34 (a)	350,000	355,614
4.20%, 08/15/34 (a)	200,000	188,234
5.30%, 05/15/35 (a)(c)	250,000	254,603
5.65%, 06/15/35	150,000	155,123
4.40%, 08/15/35 (a)	150,000	141,816
6.50%, 11/15/35	145,000	158,714
3.20%, 07/15/36 (a)	300,000	252,516
5.17%, 01/15/37 (a)(e)	311,000	303,698
6.45%, 03/15/37	175,000	190,190
6.95%, 08/15/37	100,000	112,368
3.90%, 03/01/38 (a)	250,000	215,280
4.60%, 10/15/38 (a)	200,000	183,198
6.55%, 07/01/39	50,000	54,231
3.25%, 11/01/39 (a)	275,000	212,729
3.75%, 04/01/40 (a)	425,000	345,924
4.65%, 07/15/42	100,000	86,892
4.75%, 03/01/44	150,000	129,986
4.60%, 08/15/45 (a)	175,000	146,914
3.40%, 07/15/46 (a)	350,000	241,420
4.00%, 08/15/47 (a)	225,000	167,996
3.97%, 11/01/47 (a)	550,000	408,441
4.00%, 03/01/48 (a)	200,000	148,426
4.70%, 10/15/48 (a)	525,000	432,873
4.00%, 11/01/49 (a)	550,000	402,385
3.45%, 02/01/50 (a)	550,000	364,760
2.80%, 01/15/51 (a)	475,000	274,403
2.89%, 11/01/51 (a)	1,269,000	741,959
2.45%, 08/15/52 (a)	350,000	183,435
4.05%, 11/01/52 (a)	202,000	145,717
5.35%, 05/15/53 (a)	475,000	420,655
5.65%, 06/01/54 (a)	325,000	299,624
6.05%, 05/15/55 (a)	275,000	271,782
2.94%, 11/01/56 (a)	1,626,000	912,576
4.95%, 10/15/58 (a)	300,000	246,261
2.65%, 08/15/62 (a)	400,000	198,392
2.99%, 11/01/63 (a)	1,014,000	544,011
5.50%, 05/15/64 (a)	400,000	354,112
Crown Castle, Inc.
3.65%, 09/01/27 (a)	200,000	198,154
5.00%, 01/11/28 (a)	300,000	302,391
3.80%, 02/15/28 (a)	300,000	296,529
4.80%, 09/01/28 (a)	100,000	100,568
4.30%, 02/15/29 (a)	100,000	99,182
5.60%, 06/01/29 (a)	175,000	179,398
4.90%, 09/01/29 (a)	100,000	100,583
3.10%, 11/15/29 (a)	350,000	332,349
3.30%, 07/01/30 (a)	150,000	141,692
2.25%, 01/15/31 (a)	275,000	245,020
2.10%, 04/01/31 (a)	200,000	175,916
2.50%, 07/15/31 (a)	150,000	133,551
5.10%, 05/01/33 (a)	150,000	149,196
5.80%, 03/01/34 (a)	200,000	206,586
5.20%, 09/01/34 (a)	200,000	199,532
2.90%, 04/01/41 (a)	250,000	182,803
4.75%, 05/15/47 (a)	100,000	84,917
5.20%, 02/15/49 (a)	200,000	180,060
4.00%, 11/15/49 (a)	75,000	56,181
4.15%, 07/01/50 (a)	225,000	174,605
3.25%, 01/15/51 (a)	200,000	132,070
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (h)	850,000	961,588
9.25%, 06/01/32	150,000	183,539
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	150,000	139,242
2.95%, 02/15/51 (a)	125,000	100,015

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fox Corp.
4.71%, 01/25/29 (a)	400,000	401,356
3.50%, 04/08/30 (a)	200,000	192,344
6.50%, 10/13/33 (a)	250,000	269,075
5.48%, 01/25/39 (a)	450,000	442,926
5.58%, 01/25/49 (a)(c)	425,000	401,476
Koninklijke KPN NV
8.38%, 10/01/30	200,000	228,748
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	1,000,000	993,800
4.60%, 05/15/28 (a)	250,000	252,260
4.30%, 08/15/29 (a)	200,000	200,274
4.80%, 05/15/30 (a)	200,000	202,920
4.20%, 11/15/30 (a)	1,080,000	1,066,057
4.55%, 05/15/31 (a)	775,000	772,287
4.55%, 08/15/31 (a)	200,000	199,692
3.85%, 08/15/32 (a)	750,000	711,840
4.60%, 11/15/32 (a)	990,000	977,536
4.88%, 05/15/33 (a)	525,000	523,866
4.95%, 05/15/33 (a)	450,000	452,250
4.75%, 08/15/34 (a)	650,000	640,289
4.88%, 11/15/35 (a)	1,890,000	1,846,454
5.25%, 05/15/36 (a)	1,550,000	1,549,178
5.50%, 11/15/45 (a)	1,120,000	1,051,669
6.20%, 05/15/46 (a)	1,050,000	1,061,361
4.45%, 08/15/52 (a)	750,000	588,232
5.60%, 05/15/53 (a)	700,000	648,459
5.40%, 08/15/54 (a)	850,000	761,217
5.63%, 11/15/55 (a)	1,780,000	1,641,409
6.30%, 05/15/56 (a)	1,575,000	1,589,128
4.65%, 08/15/62 (a)	325,000	251,053
5.75%, 05/15/63 (a)	500,000	459,500
5.55%, 08/15/64 (a)	750,000	667,680
5.75%, 11/15/65 (a)	1,135,000	1,040,137
6.45%, 05/15/66 (a)	1,050,000	1,057,507
NBCUniversal Media LLC
6.40%, 04/30/40	75,000	80,315
5.95%, 04/01/41	100,000	101,973
4.45%, 01/15/43	130,000	108,679
Netflix, Inc.
4.88%, 04/15/28	450,000	455,278
5.88%, 11/15/28	525,000	544,162
6.38%, 05/15/29	225,000	237,573
4.90%, 08/15/34 (a)	300,000	301,587
5.40%, 08/15/54 (a)	150,000	145,865
Omnicom Group, Inc.
4.65%, 10/01/28 (a)	100,000	100,140
4.20%, 03/02/29 (a)	250,000	247,143
4.75%, 03/30/30 (a)	100,000	100,378
2.45%, 04/30/30 (a)	100,000	92,102
4.20%, 06/01/30 (a)	100,000	98,240
2.40%, 03/01/31 (a)	100,000	89,657
2.60%, 08/01/31 (a)	150,000	134,909
5.00%, 06/02/33 (a)	250,000	246,375
5.30%, 11/01/34 (a)	100,000	99,566
5.30%, 06/02/36 (a)	300,000	291,678
3.38%, 03/01/41 (a)	100,000	74,670
5.40%, 10/01/48 (a)	100,000	89,433
Orange SA
9.00%, 03/01/31	650,000	764,101
5.38%, 01/13/42	150,000	145,946
5.50%, 02/06/44 (a)	300,000	294,081
Rogers Communications, Inc.
5.00%, 02/15/29 (a)	450,000	453,753
3.80%, 03/15/32 (a)	600,000	560,382
5.30%, 02/15/34 (a)	450,000	447,970
7.50%, 08/15/38	150,000	171,171
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 03/15/42 (a)	150,000	128,034
4.50%, 03/15/43 (a)	75,000	62,714
5.45%, 10/01/43 (a)	150,000	140,628
5.00%, 03/15/44 (a)	150,000	133,575
4.30%, 02/15/48 (a)	100,000	78,921
4.35%, 05/01/49 (a)	100,000	79,140
3.70%, 11/15/49 (a)	100,000	72,513
4.55%, 03/15/52 (a)	600,000	478,182
Sprint Capital Corp.
6.88%, 11/15/28	650,000	684,905
8.75%, 03/15/32	550,000	652,327
Take-Two Interactive Software, Inc.
4.95%, 03/28/28 (a)	150,000	151,197
5.40%, 06/12/29 (a)	75,000	76,604
4.00%, 04/14/32 (a)	200,000	190,916
5.60%, 06/12/34 (a)	75,000	76,862
TCI Communications, Inc.
7.13%, 02/15/28	30,000	31,335
Telefonica Emisiones SA
7.05%, 06/20/36	515,000	571,212
4.67%, 03/06/38	150,000	137,034
5.21%, 03/08/47	750,000	667,372
4.90%, 03/06/48	300,000	254,832
5.52%, 03/01/49 (a)	300,000	276,009
Telefonica Europe BV
8.25%, 09/15/30	500,000	564,345
TELUS Corp.
3.70%, 09/15/27 (a)	150,000	148,551
3.40%, 05/13/32 (a)	300,000	274,680
4.60%, 11/16/48 (a)	100,000	83,843
4.30%, 06/15/49 (a)	75,000	60,240
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	275,000	310,445
Time Warner Cable LLC
6.55%, 05/01/37	425,000	424,770
7.30%, 07/01/38	400,000	417,368
6.75%, 06/15/39	450,000	447,142
5.88%, 11/15/40 (a)	424,000	382,372
5.50%, 09/01/41 (a)	250,000	215,908
4.50%, 09/15/42 (a)	250,000	189,120
T-Mobile USA, Inc.
2.05%, 02/15/28 (a)	800,000	770,144
4.95%, 03/15/28 (a)	350,000	353,521
4.80%, 07/15/28 (a)	225,000	226,771
4.85%, 01/15/29 (a)	200,000	201,864
2.63%, 02/15/29 (a)	250,000	238,220
2.40%, 03/15/29 (a)	100,000	94,582
3.38%, 04/15/29 (a)	600,000	582,360
4.20%, 10/01/29 (a)	150,000	148,604
3.88%, 04/15/30 (a)	1,850,000	1,800,586
2.55%, 02/15/31 (a)	650,000	591,864
2.88%, 02/15/31 (a)	200,000	184,498
3.50%, 04/15/31 (a)	650,000	615,875
2.25%, 11/15/31 (a)	200,000	176,246
2.70%, 03/15/32 (a)	200,000	178,454
5.13%, 05/15/32 (a)	300,000	304,320
4.63%, 01/15/33 (a)	150,000	147,635
5.20%, 01/15/33 (a)	350,000	356,359
5.05%, 07/15/33 (a)	625,000	629,700
6.70%, 12/15/33	100,000	110,030
5.75%, 01/15/34 (a)	250,000	261,167
5.15%, 04/15/34 (a)	325,000	327,935
4.70%, 01/15/35 (a)	200,000	194,072
5.30%, 05/15/35 (a)	200,000	202,572
4.95%, 11/15/35 (a)	250,000	245,635
5.00%, 02/15/36 (a)	300,000	295,803
4.38%, 04/15/40 (a)	550,000	488,334

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 02/15/41 (a)	700,000	520,765
4.50%, 04/15/50 (a)	800,000	652,704
3.30%, 02/15/51 (a)	800,000	529,912
3.40%, 10/15/52 (a)	750,000	499,005
5.65%, 01/15/53 (a)	575,000	548,860
5.75%, 01/15/54 (a)	350,000	338,723
6.00%, 06/15/54 (a)	300,000	300,252
5.50%, 01/15/55 (a)	150,000	140,042
5.25%, 06/15/55 (a)	225,000	202,464
5.88%, 11/15/55 (a)	350,000	344,582
5.70%, 01/15/56 (a)	275,000	264,429
5.85%, 02/15/56 (a)	150,000	147,099
3.60%, 11/15/60 (a)	550,000	363,214
5.80%, 09/15/62 (a)	150,000	146,016
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	200,000	197,898
7.00%, 03/01/32	100,000	111,882
4.38%, 08/16/41	100,000	88,845
4.13%, 12/01/41	150,000	128,891
3.70%, 12/01/42	75,000	59,688
4.13%, 06/01/44	175,000	145,327
3.00%, 07/30/46	100,000	68,876
Verizon Communications, Inc.
2.10%, 03/22/28 (a)	575,000	553,288
4.33%, 09/21/28	750,000	750,337
3.88%, 02/08/29 (a)	200,000	197,832
4.02%, 12/03/29 (a)	850,000	838,083
3.15%, 03/22/30 (a)	250,000	238,340
1.50%, 09/18/30 (a)	250,000	220,730
1.68%, 10/30/30 (a)	192,000	170,028
7.75%, 12/01/30	100,000	112,288
1.75%, 01/20/31 (a)	525,000	463,559
2.55%, 03/21/31 (a)	950,000	867,027
2.36%, 03/15/32 (a)	1,163,000	1,021,568
4.75%, 01/15/33 (a)	460,000	455,699
5.05%, 05/09/33 (a)	275,000	278,462
4.50%, 08/10/33	500,000	486,455
6.40%, 09/15/33	100,000	108,590
4.40%, 11/01/34 (a)	505,000	481,785
4.78%, 02/15/35 (a)	530,000	515,891
5.25%, 04/02/35 (a)	650,000	654,316
5.85%, 09/15/35	75,000	78,873
4.27%, 01/15/36	305,000	283,205
5.00%, 01/15/36 (a)	535,000	525,450
5.25%, 03/16/37	400,000	397,796
5.40%, 07/02/37 (a)	664,000	667,340
4.81%, 03/15/39	300,000	281,766
2.65%, 11/20/40 (a)	750,000	534,630
3.40%, 03/22/41 (a)	1,025,000	798,085
2.85%, 09/03/41 (a)	250,000	179,048
4.75%, 11/01/41	200,000	181,074
3.85%, 11/01/42 (a)	250,000	202,145
6.55%, 09/15/43	175,000	189,767
5.75%, 11/30/45 (a)	370,000	364,827
4.13%, 08/15/46	200,000	161,232
4.86%, 08/21/46	575,000	506,954
5.50%, 03/16/47	100,000	96,113
4.52%, 09/15/48	350,000	291,648
5.01%, 04/15/49	175,000	154,795
4.00%, 03/22/50 (a)	350,000	268,954
2.88%, 11/20/50 (a)	700,000	433,104
3.55%, 03/22/51 (a)	1,125,000	792,034
3.88%, 03/01/52 (a)	400,000	296,824
5.50%, 02/23/54 (a)	300,000	286,950
5.01%, 08/21/54	175,000	153,141
4.67%, 03/15/55	220,000	181,843
5.88%, 11/30/55 (a)	840,000	826,644
6.20%, 05/14/56 (a)(b)	525,000	533,001
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.99%, 10/30/56 (a)	925,000	549,663
6.05%, 05/14/58 (a)(b)	525,000	531,877
3.00%, 11/20/60 (a)	600,000	350,472
3.70%, 03/22/61 (a)	975,000	661,674
6.00%, 11/30/65 (a)	495,000	488,461
Vodafone Group PLC
7.88%, 02/15/30	150,000	166,524
6.25%, 11/30/32	100,000	106,887
6.15%, 02/27/37	400,000	430,172
5.00%, 05/30/38	100,000	97,975
4.38%, 02/19/43	275,000	233,063
5.25%, 05/30/48	275,000	249,766
4.88%, 06/19/49	375,000	322,189
4.25%, 09/17/50	300,000	233,436
5.63%, 02/10/53 (a)	150,000	142,011
5.75%, 06/28/54 (a)	450,000	430,875
5.13%, 06/19/59	50,000	44,377
5.75%, 02/10/63 (a)	100,000	94,032
5.88%, 06/28/64 (a)	225,000	216,437
Walt Disney Co.
2.20%, 01/13/28	200,000	194,488
3.75%, 03/14/29	200,000	197,342
2.00%, 09/01/29 (a)	500,000	464,975
3.80%, 03/22/30	325,000	318,438
2.65%, 01/13/31	625,000	579,400
4.00%, 03/14/31	375,000	368,025
6.55%, 03/15/33	100,000	110,971
6.20%, 12/15/34	300,000	329,565
6.40%, 12/15/35	180,000	199,667
4.63%, 03/14/36	200,000	194,670
6.15%, 03/01/37	50,000	54,478
6.65%, 11/15/37	375,000	422,977
4.63%, 03/23/40 (a)	650,000	609,609
3.50%, 05/13/40 (a)	425,000	349,295
6.15%, 02/15/41	100,000	107,454
5.40%, 10/01/43	125,000	123,110
4.75%, 09/15/44 (a)	150,000	135,113
4.95%, 10/15/45 (a)	100,000	91,885
7.75%, 12/01/45	75,000	93,668
4.75%, 11/15/46 (a)	100,000	88,768
2.75%, 09/01/49 (a)	600,000	375,180
4.70%, 03/23/50 (a)	550,000	484,770
3.60%, 01/13/51 (a)	800,000	586,352
3.80%, 05/13/60 (a)	500,000	362,095
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	188,046
WPP LLC
6.50%, 03/30/36 (a)	150,000	147,230
		148,000,964
Consumer Cyclical 1.8%
Airbnb, Inc.
4.40%, 03/16/29 (a)	200,000	199,684
4.65%, 03/16/31 (a)	200,000	199,958
5.25%, 03/16/36 (a)	200,000	200,294
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	700,000	692,293
4.88%, 05/26/30 (a)	250,000	255,130
2.13%, 02/09/31 (a)	450,000	407,974
4.50%, 11/28/34 (a)	200,000	196,846
5.25%, 05/26/35 (a)	250,000	259,020
4.00%, 12/06/37 (a)	200,000	182,938
2.70%, 02/09/41 (a)	400,000	299,264
4.20%, 12/06/47 (a)	400,000	333,492
3.15%, 02/09/51 (a)(c)	300,000	205,317
5.63%, 11/26/54 (a)	200,000	202,418

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 12/06/57 (a)	200,000	166,040
3.25%, 02/09/61 (a)	400,000	259,648
Amazon.com, Inc.
1.20%, 06/03/27 (a)	200,000	194,764
3.15%, 08/22/27 (a)	975,000	965,357
4.55%, 12/01/27 (a)	575,000	579,502
3.85%, 03/13/28	575,000	572,654
1.65%, 05/12/28 (a)	650,000	620,659
3.90%, 11/20/28 (a)	660,000	655,446
4.00%, 03/13/29 (a)	750,000	744,622
3.45%, 04/13/29 (a)	425,000	416,398
4.65%, 12/01/29 (a)	450,000	454,581
1.50%, 06/03/30 (a)	550,000	492,475
4.10%, 11/20/30 (a)	610,000	601,826
4.25%, 03/13/31 (a)	1,250,000	1,236,212
2.10%, 05/12/31 (a)	875,000	783,492
3.60%, 04/13/32 (a)	700,000	666,309
4.70%, 12/01/32 (a)	625,000	631,537
4.55%, 03/13/33 (a)	1,075,000	1,064,228
4.35%, 03/20/33 (a)	370,000	362,585
4.80%, 12/05/34 (a)	375,000	378,176
4.65%, 11/20/35 (a)	890,000	870,553
4.88%, 03/13/36 (a)	1,550,000	1,531,865
3.88%, 08/22/37 (a)	700,000	631,267
2.88%, 05/12/41 (a)	500,000	372,475
4.95%, 12/05/44 (a)	405,000	381,332
5.65%, 03/13/46 (a)	640,000	639,091
4.05%, 08/22/47 (a)	900,000	723,888
2.50%, 06/03/50 (a)	650,000	382,538
3.10%, 05/12/51 (a)	825,000	543,246
3.95%, 04/13/52 (a)	650,000	501,494
5.45%, 11/20/55 (a)	825,000	788,205
5.80%, 03/13/56 (a)	1,525,000	1,526,083
4.25%, 08/22/57 (a)	600,000	471,396
2.70%, 06/03/60 (a)	450,000	249,363
3.25%, 05/12/61 (a)	500,000	312,175
4.10%, 04/13/62 (a)	300,000	224,679
5.55%, 11/20/65 (a)	510,000	483,857
5.95%, 03/13/66 (a)	780,000	786,045
6.05%, 03/13/76 (a)	825,000	832,417
American Honda Finance Corp.
4.55%, 07/09/27	160,000	160,338
4.90%, 07/09/27	150,000	150,923
4.45%, 10/22/27	150,000	150,083
4.70%, 01/12/28	100,000	100,378
3.50%, 02/15/28	100,000	98,397
4.55%, 03/03/28	125,000	125,140
2.00%, 03/24/28	250,000	239,252
4.55%, 04/10/28	175,000	175,000
5.13%, 07/07/28	200,000	202,236
4.25%, 09/01/28	120,000	119,321
5.65%, 11/15/28	150,000	153,760
4.15%, 01/08/29	175,000	173,197
2.25%, 01/12/29	150,000	141,425
4.90%, 03/13/29	150,000	151,199
4.40%, 09/05/29	250,000	247,930
4.80%, 03/05/30	200,000	200,020
4.60%, 04/17/30	200,000	198,604
4.50%, 09/04/30	370,000	365,338
5.85%, 10/04/30	100,000	103,939
4.45%, 01/08/31	100,000	98,284
1.80%, 01/13/31	250,000	218,720
4.90%, 04/10/31	175,000	174,601
5.05%, 07/10/31	150,000	150,956
4.85%, 10/23/31	300,000	299,409
5.15%, 07/09/32	315,000	317,397
5.20%, 04/08/33	100,000	100,519
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 01/10/34	150,000	147,905
5.20%, 03/05/35	100,000	99,834
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51 (a)	325,000	200,548
4.15%, 05/01/52 (a)	200,000	148,892
AutoNation, Inc.
3.80%, 11/15/27 (a)	75,000	74,227
1.95%, 08/01/28 (a)	225,000	212,438
4.45%, 01/15/29 (a)	210,000	208,188
4.75%, 06/01/30 (a)	100,000	99,566
2.40%, 08/01/31 (a)	100,000	88,043
3.85%, 03/01/32 (a)	150,000	140,201
5.89%, 03/15/35 (a)	150,000	153,330
AutoZone, Inc.
3.75%, 06/01/27 (a)	50,000	49,744
4.50%, 02/01/28 (a)	100,000	100,164
6.25%, 11/01/28 (a)	250,000	259,750
3.75%, 04/18/29 (a)	150,000	147,045
5.10%, 07/15/29 (a)	100,000	101,661
4.00%, 04/15/30 (a)	150,000	146,565
5.13%, 06/15/30 (a)	200,000	203,262
1.65%, 01/15/31 (a)	150,000	130,857
4.75%, 08/01/32 (a)	150,000	148,740
4.75%, 02/01/33 (a)	100,000	98,631
5.20%, 08/01/33 (a)	75,000	75,800
6.55%, 11/01/33 (a)	100,000	108,661
5.40%, 07/15/34 (a)	225,000	228,710
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	100,042
1.95%, 10/01/30 (a)	150,000	133,694
Block Financial LLC
2.50%, 07/15/28 (a)	150,000	143,121
3.88%, 08/15/30 (a)	150,000	142,886
5.38%, 09/15/32 (a)	100,000	98,378
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	100,000	98,704
5.38%, 05/07/36 (a)	200,000	200,366
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	196,592
4.95%, 08/15/29 (a)	475,000	480,543
5.40%, 08/15/34 (a)	100,000	101,934
4.38%, 03/15/45 (a)	100,000	83,208
California Endowment
2.50%, 04/01/51 (a)	50,000	28,883
CBRE Services, Inc.
5.50%, 04/01/29 (a)	225,000	230,512
4.80%, 06/15/30 (a)	100,000	100,291
2.50%, 04/01/31 (a)	100,000	90,045
4.90%, 01/15/33 (a)	140,000	138,237
5.95%, 08/15/34 (a)	325,000	338,998
5.50%, 06/15/35 (a)	100,000	101,284
5.25%, 06/01/36 (a)	200,000	197,026
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	96,066
3.70%, 01/15/31 (a)	100,000	94,330
5.85%, 08/01/34 (a)	100,000	101,378
Costco Wholesale Corp.
1.38%, 06/20/27 (a)	250,000	243,510
1.60%, 04/20/30 (a)	450,000	407,943
1.75%, 04/20/32 (a)	300,000	260,898
Cummins, Inc.
4.25%, 05/09/28 (a)	100,000	100,055
4.90%, 02/20/29 (a)	100,000	101,462
1.50%, 09/01/30 (a)	150,000	133,113
4.70%, 02/15/31 (a)	200,000	201,418
5.15%, 02/20/34 (a)	150,000	152,870

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 05/09/35 (a)	200,000	204,508
4.88%, 10/01/43 (a)	200,000	188,804
2.60%, 09/01/50 (a)	150,000	90,638
5.45%, 02/20/54 (a)	300,000	294,177
Darden Restaurants, Inc.
4.35%, 10/15/27 (a)	175,000	174,720
4.55%, 10/15/29 (a)	150,000	149,411
6.30%, 10/10/33 (a)	100,000	107,080
4.55%, 02/15/48 (a)	50,000	41,125
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)(e)	70,000	68,338
3.15%, 01/15/32 (a)	275,000	251,408
4.10%, 01/15/52 (a)	150,000	108,489
Dollar General Corp.
4.13%, 05/01/28 (a)	400,000	396,832
5.20%, 07/05/28 (a)	275,000	278,418
3.50%, 04/03/30 (a)	200,000	190,732
5.00%, 11/01/32 (a)	150,000	149,379
5.45%, 07/05/33 (a)	200,000	203,570
4.13%, 04/03/50 (a)	175,000	135,083
5.50%, 11/01/52 (a)	75,000	70,532
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	250,000	248,630
2.65%, 12/01/31 (a)	225,000	201,105
3.38%, 12/01/51 (a)	100,000	66,413
DR Horton, Inc.
1.40%, 10/15/27 (a)	75,000	72,135
4.85%, 10/15/30 (a)	100,000	100,798
5.00%, 10/15/34 (a)	200,000	198,366
5.50%, 10/15/35 (a)	200,000	204,400
eBay, Inc.
3.60%, 06/05/27 (a)	150,000	148,959
5.95%, 11/22/27 (a)	100,000	102,178
4.25%, 03/06/29 (a)	160,000	158,542
2.70%, 03/11/30 (a)	200,000	186,012
2.60%, 05/10/31 (a)	150,000	135,620
6.30%, 11/22/32 (a)	150,000	160,830
5.13%, 11/06/35 (a)	70,000	69,180
4.00%, 07/15/42 (a)	150,000	120,888
3.65%, 05/10/51 (a)	350,000	255,234
Expedia Group, Inc.
4.63%, 08/01/27 (a)	9,000	9,015
3.80%, 02/15/28 (a)	200,000	197,820
3.25%, 02/15/30 (a)	300,000	284,919
2.95%, 03/15/31 (a)	150,000	138,075
5.40%, 02/15/35 (a)	275,000	273,603
5.50%, 04/15/36 (a)	250,000	247,485
Ford Foundation
2.42%, 06/01/50 (a)	125,000	74,391
2.82%, 06/01/70 (a)	200,000	112,080
Ford Motor Co.
6.63%, 10/01/28	75,000	77,728
9.63%, 04/22/30 (a)	100,000	114,493
7.45%, 07/16/31	175,000	191,270
3.25%, 02/12/32 (a)	675,000	598,684
6.10%, 08/19/32 (a)	550,000	564,487
4.75%, 01/15/43	575,000	458,240
7.40%, 11/01/46	300,000	320,853
5.29%, 12/08/46 (a)	400,000	334,860
Ford Motor Credit Co. LLC
4.13%, 08/17/27 (a)	200,000	198,496
3.82%, 11/02/27 (a)	200,000	197,106
7.35%, 11/04/27 (a)	250,000	258,037
2.90%, 02/16/28 (a)	200,000	193,340
5.92%, 03/20/28 (a)	200,000	202,976
6.80%, 05/12/28 (a)	750,000	773,535
6.80%, 11/07/28 (a)	425,000	440,512
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 02/10/29 (a)	200,000	188,708
5.80%, 03/08/29	300,000	304,449
4.97%, 04/06/29 (a)	300,000	298,098
5.11%, 05/03/29 (a)	625,000	623,256
5.30%, 09/06/29 (a)	200,000	200,332
5.88%, 11/07/29 (a)	400,000	406,500
7.35%, 03/06/30 (a)	200,000	212,962
7.20%, 06/10/30 (a)	200,000	212,136
5.73%, 09/05/30 (a)	200,000	202,358
4.00%, 11/13/30 (a)	825,000	779,501
6.05%, 03/05/31	200,000	204,662
5.42%, 04/09/31 (a)	375,000	373,882
3.63%, 06/17/31 (a)	200,000	183,926
6.05%, 11/05/31 (a)	600,000	611,454
6.53%, 03/19/32 (a)	200,000	207,734
5.75%, 04/06/33 (a)	200,000	199,532
7.12%, 11/07/33 (a)	225,000	241,387
6.13%, 03/08/34	400,000	405,940
6.50%, 02/07/35 (a)	200,000	206,444
5.87%, 10/31/35 (a)	200,000	197,216
6.47%, 05/22/36 (a)	275,000	282,153
General Motors Co.
4.20%, 10/01/27 (a)	150,000	149,609
6.80%, 10/01/27 (a)	200,000	205,392
5.35%, 04/15/28 (a)	100,000	101,376
5.00%, 10/01/28 (a)	150,000	151,227
5.40%, 10/15/29 (a)	200,000	204,462
5.63%, 04/15/30 (a)	250,000	257,397
5.60%, 10/15/32 (a)	300,000	309,135
5.00%, 04/01/35	175,000	170,417
6.25%, 04/15/35 (a)	100,000	105,159
6.60%, 04/01/36 (a)	375,000	403,774
5.15%, 04/01/38 (a)	325,000	310,030
6.25%, 10/02/43	425,000	428,009
5.20%, 04/01/45	250,000	222,217
6.75%, 04/01/46 (a)	250,000	264,217
5.40%, 04/01/48 (a)	150,000	135,030
5.95%, 04/01/49 (a)	200,000	192,488
General Motors Financial Co., Inc.
5.00%, 07/15/27	200,000	201,352
5.35%, 07/15/27	175,000	176,815
2.70%, 08/20/27 (a)	200,000	196,028
3.85%, 01/05/28 (a)	150,000	148,646
6.00%, 01/09/28 (a)	200,000	204,302
5.05%, 04/04/28	250,000	252,190
2.40%, 04/10/28 (a)	175,000	168,458
5.80%, 06/23/28 (a)	300,000	306,732
2.40%, 10/15/28 (a)	250,000	237,825
4.20%, 10/27/28	200,000	198,484
5.80%, 01/07/29 (a)	1,050,000	1,079,631
5.65%, 01/17/29 (a)	100,000	102,322
4.30%, 04/06/29 (a)	250,000	247,617
4.75%, 04/06/29	400,000	401,028
5.55%, 07/15/29 (a)	350,000	358,389
4.90%, 10/06/29 (a)	200,000	201,156
5.35%, 01/07/30 (a)	200,000	203,958
5.85%, 04/06/30 (a)	325,000	337,181
3.60%, 06/21/30 (a)	350,000	334,687
5.45%, 07/15/30 (a)	250,000	256,050
2.35%, 01/08/31 (a)	350,000	313,985
4.60%, 01/08/31 (a)	300,000	297,153
5.75%, 02/08/31 (a)	200,000	207,138
2.70%, 06/10/31 (a)	325,000	293,303
5.60%, 06/18/31 (a)	300,000	309,015
3.10%, 01/12/32 (a)	375,000	339,769
5.63%, 04/04/32 (a)	150,000	154,213
6.40%, 01/09/33 (a)	300,000	320,403
6.10%, 01/07/34 (a)	400,000	419,452

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 04/04/34 (a)	350,000	363,625
5.45%, 09/06/34 (a)	150,000	151,040
5.90%, 01/07/35 (a)	200,000	206,822
6.15%, 07/15/35 (a)	150,000	156,870
5.45%, 01/08/36 (a)	100,000	99,869
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	77,679
4.95%, 08/15/29 (a)	150,000	149,562
1.88%, 11/01/30 (a)	125,000	108,765
2.75%, 02/01/32 (a)	75,000	65,258
6.88%, 11/01/33 (a)	150,000	162,429
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	100,000	101,450
5.30%, 01/15/29 (a)	200,000	201,408
4.00%, 01/15/30 (a)	275,000	264,888
4.00%, 01/15/31 (a)	200,000	189,322
3.25%, 01/15/32 (a)	250,000	224,487
5.25%, 02/15/33 (a)	100,000	98,370
6.75%, 12/01/33 (a)	200,000	212,976
5.63%, 09/15/34 (a)	150,000	149,657
5.63%, 03/01/36 (a)	200,000	196,638
5.75%, 11/01/37 (a)	150,000	147,936
6.25%, 09/15/54 (a)	75,000	74,667
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	75,000	59,993
Home Depot, Inc.
4.88%, 06/25/27 (a)	150,000	151,361
2.80%, 09/14/27 (a)	425,000	418,230
0.90%, 03/15/28 (a)	225,000	212,836
1.50%, 09/15/28 (a)	300,000	283,110
3.75%, 09/15/28 (a)	90,000	89,236
3.90%, 12/06/28 (a)	325,000	323,151
4.90%, 04/15/29 (a)	150,000	152,426
2.95%, 06/15/29 (a)	500,000	481,095
4.75%, 06/25/29 (a)	350,000	354,473
2.70%, 04/15/30 (a)	425,000	399,921
3.95%, 09/15/30 (a)	90,000	88,536
1.38%, 03/15/31 (a)	250,000	216,712
4.85%, 06/25/31 (a)	225,000	229,000
1.88%, 09/15/31 (a)	250,000	219,252
3.25%, 04/15/32 (a)	250,000	233,227
4.50%, 09/15/32 (a)	350,000	348,680
4.95%, 06/25/34 (a)	425,000	427,329
4.65%, 09/15/35 (a)	255,000	248,936
5.88%, 12/16/36	780,000	829,764
3.30%, 04/15/40 (a)	350,000	281,417
5.40%, 09/15/40 (a)	100,000	101,070
5.95%, 04/01/41 (a)	300,000	318,324
4.20%, 04/01/43 (a)	255,000	217,339
4.88%, 02/15/44 (a)	195,000	178,807
4.40%, 03/15/45 (a)	325,000	277,875
4.25%, 04/01/46 (a)	425,000	354,531
3.90%, 06/15/47 (a)	325,000	254,121
4.50%, 12/06/48 (a)	375,000	318,394
3.13%, 12/15/49 (a)	375,000	250,965
3.35%, 04/15/50 (a)	425,000	295,961
2.38%, 03/15/51 (a)	350,000	197,876
2.75%, 09/15/51 (a)	325,000	197,795
3.63%, 04/15/52 (a)	375,000	270,004
4.95%, 09/15/52 (a)	275,000	247,258
5.30%, 06/25/54 (a)	400,000	377,312
3.50%, 09/15/56 (a)	200,000	137,686
5.40%, 06/25/64 (a)	150,000	141,962
Honda Motor Co. Ltd.
4.44%, 07/08/28 (a)	200,000	199,664
4.69%, 07/08/30 (a)	600,000	597,216
2.97%, 03/10/32 (a)	150,000	135,257
5.34%, 07/08/35 (a)(c)	200,000	200,938
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hyatt Hotels Corp.
5.05%, 03/30/28 (a)	150,000	151,286
4.38%, 09/15/28 (a)	150,000	149,294
5.25%, 06/30/29 (a)	100,000	101,624
5.75%, 04/23/30 (a)(f)	100,000	102,880
5.38%, 12/15/31 (a)	100,000	101,956
5.75%, 03/30/32 (a)	250,000	258,567
5.50%, 06/30/34 (a)	100,000	101,755
5.40%, 12/15/35 (a)	70,000	69,412
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	193,602
4.13%, 01/14/50 (a)	200,000	163,852
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	100,000	105,040
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	150,000	151,823
5.63%, 06/15/28 (a)	200,000	202,912
3.90%, 08/08/29 (a)	250,000	241,835
6.00%, 08/15/29 (a)	100,000	102,890
6.00%, 06/14/30 (a)	250,000	257,990
5.30%, 05/15/31 (a)	150,000	150,099
5.65%, 05/18/33 (a)	150,000	150,990
6.20%, 08/15/34 (a)	100,000	103,378
Lear Corp.
3.80%, 09/15/27 (a)	150,000	148,928
4.25%, 05/15/29 (a)	50,000	49,409
3.50%, 05/30/30 (a)	50,000	47,657
2.60%, 01/15/32 (a)	100,000	88,568
5.25%, 05/15/49 (a)	225,000	204,253
3.55%, 01/15/52 (a)	100,000	68,054
Lennar Corp.
4.75%, 11/29/27 (a)	250,000	250,627
5.20%, 07/30/30 (a)	100,000	101,493
LKQ Corp.
5.75%, 06/15/28 (a)	150,000	152,657
6.25%, 06/15/33 (a)	150,000	155,256
Lowe's Cos., Inc.
3.95%, 10/15/27	120,000	119,552
1.30%, 04/15/28 (a)	250,000	236,455
1.70%, 09/15/28 (a)	450,000	423,828
4.00%, 10/15/28 (a)	380,000	376,523
6.50%, 03/15/29	75,000	79,006
3.65%, 04/05/29 (a)	550,000	538,032
4.50%, 04/15/30 (a)	500,000	499,990
1.70%, 10/15/30 (a)	250,000	221,192
4.25%, 03/15/31 (a)	190,000	186,567
2.63%, 04/01/31 (a)	450,000	410,602
3.75%, 04/01/32 (a)	450,000	426,654
4.50%, 10/15/32 (a)	230,000	225,593
5.00%, 04/15/33 (a)	375,000	377,760
5.15%, 07/01/33 (a)	325,000	328,981
4.85%, 10/15/35 (a)	210,000	204,884
5.50%, 10/15/35	75,000	77,237
5.00%, 04/15/40 (a)	100,000	95,211
2.80%, 09/15/41 (a)	200,000	142,698
4.65%, 04/15/42 (a)	95,000	85,108
4.38%, 09/15/45 (a)	100,000	83,071
3.70%, 04/15/46 (a)	400,000	299,764
4.05%, 05/03/47 (a)	375,000	292,939
4.55%, 04/05/49 (a)	100,000	82,901
5.13%, 04/15/50 (a)	100,000	89,763
3.00%, 10/15/50 (a)	500,000	314,980
3.50%, 04/01/51 (a)	100,000	69,273
4.25%, 04/01/52 (a)	375,000	293,250
5.63%, 04/15/53 (a)	425,000	408,306
5.75%, 07/01/53 (a)	200,000	195,640
4.45%, 04/01/62 (a)	325,000	252,067

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 09/15/62 (a)	275,000	267,751
5.85%, 04/01/63 (a)	100,000	97,716
Magna International, Inc.
5.05%, 03/14/29 (a)	175,000	177,406
2.45%, 06/15/30 (a)	200,000	183,642
5.50%, 03/21/33 (a)	100,000	102,849
5.88%, 06/01/35 (a)	100,000	104,497
Marriott International, Inc.
4.20%, 07/15/27	120,000	119,916
5.00%, 10/15/27 (a)	300,000	302,949
4.00%, 04/15/28 (a)	100,000	99,441
5.55%, 10/15/28 (a)	125,000	128,031
4.65%, 12/01/28 (a)	150,000	150,470
4.90%, 04/15/29 (a)	150,000	151,617
4.88%, 05/15/29 (a)	100,000	101,028
4.80%, 03/15/30 (a)	100,000	100,753
4.63%, 06/15/30 (a)	200,000	199,704
2.85%, 04/15/31 (a)	300,000	275,625
4.50%, 10/15/31 (a)	150,000	148,439
5.10%, 04/15/32 (a)	250,000	254,232
3.50%, 10/15/32 (a)	300,000	276,930
4.50%, 05/01/33 (a)	100,000	96,997
2.75%, 10/15/33 (a)	250,000	217,842
5.30%, 05/15/34 (a)	200,000	202,728
5.35%, 03/15/35 (a)	250,000	253,387
5.25%, 10/15/35 (a)	180,000	180,592
5.50%, 04/15/37 (a)	375,000	379,087
5.10%, 05/01/38 (a)	225,000	217,480
McDonald's Corp.
3.50%, 07/01/27 (a)	200,000	198,604
3.80%, 04/01/28 (a)	425,000	421,749
4.80%, 08/14/28 (a)	200,000	201,948
5.00%, 05/17/29 (a)	150,000	152,625
2.63%, 09/01/29 (a)	225,000	213,291
2.13%, 03/01/30 (a)	150,000	137,858
4.60%, 05/15/30 (a)	150,000	151,001
3.60%, 07/01/30 (a)	275,000	266,750
4.40%, 02/12/31 (a)	100,000	99,609
4.60%, 09/09/32 (a)	150,000	150,618
4.95%, 08/14/33 (a)	125,000	126,984
5.20%, 05/17/34 (a)	150,000	153,786
4.95%, 03/03/35 (a)	225,000	224,464
4.70%, 12/09/35 (a)	300,000	294,177
5.00%, 02/13/36 (a)	150,000	149,688
6.30%, 10/15/37	250,000	272,997
6.30%, 03/01/38	225,000	245,542
5.70%, 02/01/39	75,000	77,929
4.88%, 07/15/40	100,000	94,505
3.70%, 02/15/42	100,000	80,659
3.63%, 05/01/43	125,000	97,784
4.60%, 05/26/45 (a)	150,000	130,544
4.88%, 12/09/45 (a)	470,000	423,804
4.45%, 03/01/47 (a)	325,000	274,394
4.45%, 09/01/48 (a)	200,000	167,560
3.63%, 09/01/49 (a)	425,000	309,124
4.20%, 04/01/50 (a)	275,000	219,664
5.15%, 09/09/52 (a)	200,000	183,182
5.45%, 08/14/53 (a)	150,000	143,352
MercadoLibre, Inc.
3.13%, 01/14/31 (a)	200,000	183,620
4.90%, 01/15/33 (a)	200,000	195,214
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	425,000	490,237
Meritage Homes Corp.
5.13%, 06/06/27 (a)	75,000	75,135
5.65%, 03/15/35 (a)	175,000	177,098
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nature Conservancy
3.96%, 03/01/52 (a)	75,000	58,415
NIKE, Inc.
2.85%, 03/27/30 (a)	350,000	330,851
3.25%, 03/27/40 (a)	300,000	239,061
3.63%, 05/01/43 (a)	175,000	137,722
3.88%, 11/01/45 (a)	250,000	198,697
3.38%, 11/01/46 (a)	130,000	94,383
3.38%, 03/27/50 (a)	400,000	282,920
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	188,026
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	150,000	148,643
4.35%, 06/01/28 (a)	100,000	99,951
3.90%, 06/01/29 (a)	300,000	295,044
4.20%, 04/01/30 (a)	100,000	98,572
1.75%, 03/15/31 (a)	150,000	131,225
4.70%, 06/15/32 (a)	150,000	149,070
5.00%, 08/19/34 (a)	75,000	74,374
5.10%, 03/12/36 (a)	250,000	247,392
PACCAR Financial Corp.
4.25%, 06/23/27	70,000	70,229
4.45%, 08/06/27	100,000	100,536
4.60%, 01/10/28	100,000	100,774
4.55%, 03/03/28	100,000	100,683
4.00%, 08/08/28	120,000	119,760
4.95%, 08/10/28	175,000	177,739
4.00%, 11/07/28	70,000	69,786
4.60%, 01/31/29	200,000	202,498
3.90%, 02/05/29	75,000	74,569
4.00%, 09/26/29	100,000	99,531
4.55%, 05/08/30	100,000	100,834
5.00%, 03/22/34	100,000	101,457
PulteGroup, Inc.
4.25%, 03/01/31 (a)	75,000	73,262
7.88%, 06/15/32	100,000	115,315
6.38%, 05/15/33	100,000	107,343
6.00%, 02/15/35	100,000	104,691
4.90%, 03/01/36 (a)	75,000	72,913
PVH Corp.
5.50%, 06/13/30 (a)	90,000	91,258
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	141,095
5.00%, 06/15/32 (a)	90,000	91,194
Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	90,659
Rollins, Inc.
5.25%, 02/24/35 (a)	110,000	109,975
Ross Stores, Inc.
1.88%, 04/15/31 (a)	75,000	66,152
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	100,000	103,891
3.70%, 03/15/28 (a)	200,000	197,272
4.75%, 05/15/33 (a)	250,000	243,560
5.38%, 01/15/36 (a)	270,000	268,620
5.25%, 02/27/38 (a)	500,000	484,500
Sands China Ltd.
5.40%, 08/08/28 (a)(f)	300,000	303,723
2.85%, 03/08/29 (a)(f)	200,000	190,338
4.38%, 06/18/30 (a)(f)	200,000	195,548
3.25%, 08/08/31 (a)(f)	200,000	183,816
Sekisui House U.S., Inc.
3.85%, 01/15/30 (a)	100,000	95,473
2.50%, 01/15/31 (a)	150,000	132,335
6.00%, 01/15/43 (a)	75,000	68,663
3.97%, 08/06/61 (a)	75,000	49,615

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Starbucks Corp.
3.50%, 03/01/28 (a)	150,000	147,980
4.50%, 05/15/28 (a)	52,000	52,096
4.00%, 11/15/28 (a)	150,000	148,563
3.55%, 08/15/29 (a)	275,000	268,353
2.25%, 03/12/30 (a)	250,000	229,865
2.55%, 11/15/30 (a)	295,000	270,801
4.90%, 02/15/31 (a)	100,000	101,159
3.00%, 02/14/32 (a)	200,000	183,292
4.80%, 02/15/33 (a)	100,000	100,126
5.00%, 02/15/34 (a)	56,000	56,535
4.30%, 06/15/45 (a)	75,000	62,007
3.75%, 12/01/47 (a)	150,000	111,992
4.50%, 11/15/48 (a)	194,000	162,038
4.45%, 08/15/49 (a)	300,000	247,584
3.35%, 03/12/50 (a)	200,000	136,636
3.50%, 11/15/50 (a)	350,000	244,849
Tapestry, Inc.
4.13%, 07/15/27 (a)	100,000	99,679
5.10%, 03/11/30 (a)	150,000	151,601
3.05%, 03/15/32 (a)	200,000	180,964
5.50%, 03/11/35 (a)	150,000	151,272
Target Corp.
4.35%, 06/15/28 (a)	90,000	90,258
3.38%, 04/15/29 (a)	250,000	244,087
2.35%, 02/15/30 (a)	250,000	232,527
2.65%, 09/15/30 (a)	150,000	139,341
4.50%, 09/15/32 (a)(c)	200,000	200,548
6.35%, 11/01/32	100,000	109,142
4.40%, 01/15/33 (a)	100,000	99,580
4.50%, 09/15/34 (a)	150,000	145,979
5.00%, 04/15/35 (a)	250,000	250,795
5.25%, 02/15/36 (a)(c)	90,000	91,580
6.50%, 10/15/37	100,000	111,156
7.00%, 01/15/38	200,000	231,548
4.00%, 07/01/42	300,000	251,406
3.63%, 04/15/46	100,000	75,714
3.90%, 11/15/47 (a)	200,000	155,826
2.95%, 01/15/52 (a)	275,000	175,131
4.80%, 01/15/53 (a)	300,000	265,287
TJX Cos., Inc.
1.15%, 05/15/28 (a)	150,000	141,608
3.88%, 04/15/30 (a)	150,000	147,428
1.60%, 05/15/31 (a)	150,000	131,163
4.50%, 04/15/50 (a)	75,000	64,112
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	200,000	199,274
3.80%, 11/01/29 (a)	150,000	146,085
5.60%, 06/15/35 (a)	90,000	92,068
Toyota Motor Corp.
4.19%, 06/30/27 (a)	100,000	100,099
5.12%, 07/13/28 (a)	100,000	101,738
3.67%, 07/20/28	150,000	148,478
2.76%, 07/02/29	150,000	143,165
4.45%, 06/30/30 (a)	300,000	299,898
2.36%, 03/25/31 (a)	100,000	90,712
5.12%, 07/13/33 (a)	100,000	102,553
5.05%, 06/30/35 (a)	100,000	101,275
Toyota Motor Credit Corp.
1.15%, 08/13/27	100,000	96,678
4.55%, 09/20/27	200,000	201,160
4.35%, 10/08/27	300,000	301,017
5.45%, 11/10/27	100,000	101,885
3.05%, 01/11/28	100,000	98,355
3.75%, 01/12/28	150,000	149,139
4.63%, 01/12/28	250,000	251,957
1.90%, 04/06/28	150,000	144,180
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 05/12/28	210,000	210,550
4.05%, 09/05/28	150,000	149,405
5.25%, 09/11/28	200,000	204,154
4.65%, 01/05/29	160,000	161,248
3.65%, 01/08/29	150,000	147,635
4.05%, 03/13/29	300,000	297,747
5.05%, 05/16/29	250,000	254,645
4.45%, 06/29/29	200,000	200,246
4.55%, 08/09/29	175,000	175,639
4.95%, 01/09/30	275,000	279,273
2.15%, 02/13/30	300,000	276,345
3.38%, 04/01/30	200,000	192,060
4.80%, 05/15/30	300,000	303,156
4.55%, 05/17/30	325,000	325,660
5.55%, 11/20/30	375,000	389,839
1.65%, 01/10/31	100,000	87,945
4.20%, 01/10/31	200,000	197,214
5.10%, 03/21/31	300,000	306,477
4.55%, 05/14/31	210,000	209,437
1.90%, 09/12/31	100,000	87,277
4.60%, 10/10/31	150,000	149,897
2.40%, 01/13/32	250,000	222,387
4.65%, 09/03/32	125,000	124,289
4.70%, 01/12/33	100,000	99,801
4.60%, 03/11/33	250,000	246,447
4.80%, 01/05/34	200,000	199,248
5.35%, 01/09/35	250,000	256,707
4.80%, 01/11/36	200,000	196,612
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	110,266
5.25%, 05/15/33 (a)	150,000	150,989
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	325,000	321,877
4.15%, 01/15/31 (a)	280,000	274,117
4.80%, 09/15/34 (a)	400,000	392,012
4.80%, 09/15/35 (a)	320,000	311,846
5.35%, 09/15/54 (a)	350,000	326,378
UL Solutions, Inc.
6.50%, 10/20/28 (a)(e)	100,000	104,315
VICI Properties LP
4.75%, 02/15/28 (a)	350,000	350,749
4.75%, 04/01/28 (a)	150,000	150,080
4.95%, 02/15/30 (a)	325,000	325,208
5.13%, 11/15/31 (a)	150,000	149,744
5.13%, 05/15/32 (a)	600,000	596,124
5.75%, 04/01/34 (a)	200,000	203,860
5.63%, 04/01/35 (a)	250,000	250,895
5.63%, 05/15/52 (a)	150,000	137,957
6.13%, 04/01/54 (a)	100,000	98,263
Walmart, Inc.
3.95%, 09/09/27 (a)	450,000	449,802
3.90%, 04/15/28 (a)	325,000	324,343
3.70%, 06/26/28 (a)	450,000	447,111
1.50%, 09/22/28 (a)	350,000	330,470
4.00%, 04/30/29 (a)	125,000	124,503
3.25%, 07/08/29 (a)	175,000	170,856
2.38%, 09/24/29 (a)	100,000	94,409
7.55%, 02/15/30	100,000	111,509
4.00%, 04/15/30 (a)	125,000	124,100
4.35%, 04/28/30 (a)	350,000	351,956
4.15%, 04/30/31 (a)	125,000	124,096
1.80%, 09/22/31 (a)	525,000	464,893
4.15%, 09/09/32 (a)	350,000	346,794
4.10%, 04/15/33 (a)	425,000	416,394
4.45%, 04/30/33 (a)	325,000	323,346
4.90%, 04/28/35 (a)	400,000	404,820
5.25%, 09/01/35	375,000	389,902
4.75%, 04/30/36 (a)	250,000	248,477

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 08/15/37	300,000	343,497
6.20%, 04/15/38	175,000	195,359
3.95%, 06/28/38 (a)	100,000	92,421
5.63%, 04/01/40	150,000	158,373
5.00%, 10/25/40	50,000	50,142
5.63%, 04/15/41	150,000	158,796
2.50%, 09/22/41 (a)	200,000	144,078
4.00%, 04/11/43 (a)	75,000	63,995
4.30%, 04/22/44 (a)	100,000	89,464
3.63%, 12/15/47 (a)	100,000	77,988
4.05%, 06/29/48 (a)	450,000	370,534
2.95%, 09/24/49 (a)	150,000	101,069
2.65%, 09/22/51 (a)	450,000	279,792
4.50%, 09/09/52 (a)	325,000	282,493
4.50%, 04/15/53 (a)	450,000	393,151
		143,959,920
Consumer Non-Cyclical 3.6%
Abbott Laboratories
1.15%, 01/30/28 (a)	150,000	142,983
3.70%, 03/09/29 (a)	650,000	639,333
1.40%, 06/30/30 (a)	150,000	133,281
4.00%, 03/15/31 (a)	650,000	635,804
4.30%, 03/15/33 (a)	700,000	681,513
4.65%, 03/15/36 (a)	950,000	924,046
4.75%, 11/30/36 (a)	425,000	415,348
6.15%, 11/30/37	150,000	163,668
4.75%, 03/15/38 (a)	525,000	506,956
6.00%, 04/01/39	150,000	161,500
5.30%, 05/27/40	175,000	176,277
4.75%, 04/15/43 (a)	200,000	183,794
4.90%, 11/30/46 (a)	826,000	757,971
5.50%, 03/15/56 (a)	1,025,000	1,000,779
5.60%, 03/15/66 (a)	525,000	511,654
AbbVie, Inc.
3.78%, 03/03/28	650,000	645,008
4.65%, 03/15/28 (a)	400,000	402,892
4.25%, 11/14/28 (a)	450,000	449,964
4.80%, 03/15/29 (a)	575,000	581,578
3.20%, 11/21/29 (a)	1,300,000	1,248,702
4.88%, 03/15/30 (a)	275,000	279,007
4.13%, 03/15/31 (a)	550,000	539,979
4.95%, 03/15/31 (a)	475,000	483,374
4.40%, 03/15/33 (a)	250,000	245,230
5.05%, 03/15/34 (a)	750,000	761,145
4.55%, 03/15/35 (a)	450,000	437,931
5.20%, 03/15/35 (a)	275,000	279,911
4.50%, 05/14/35 (a)	650,000	628,192
4.75%, 03/15/36 (a)	300,000	294,297
4.30%, 05/14/36 (a)	300,000	284,055
4.05%, 11/21/39 (a)	1,000,000	882,120
4.63%, 10/01/42 (a)	70,000	63,253
4.40%, 11/06/42	725,000	639,856
5.35%, 03/15/44 (a)	150,000	146,855
4.85%, 06/15/44 (a)	200,000	183,594
4.75%, 03/15/45 (a)	161,000	144,992
4.70%, 05/14/45 (a)	700,000	626,269
4.45%, 05/14/46 (a)	550,000	473,176
4.88%, 11/14/48 (a)	475,000	427,324
4.25%, 11/21/49 (a)	1,450,000	1,187,028
5.40%, 03/15/54 (a)	800,000	769,912
5.60%, 03/15/55 (a)	225,000	222,831
5.55%, 03/15/56 (a)	325,000	319,602
5.50%, 03/15/64 (a)	425,000	409,708
5.65%, 03/15/66 (a)	100,000	98,485
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	75,000	46,205
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Adventist Health System
4.74%, 12/01/30 (a)	80,000	79,273
5.43%, 03/01/32 (a)	75,000	75,895
5.76%, 12/01/34 (a)	150,000	153,842
3.63%, 03/01/49 (a)	100,000	68,350
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	49,574
4.27%, 08/15/48 (a)	150,000	123,822
3.39%, 10/15/49 (a)	100,000	71,294
3.01%, 06/15/50 (a)	125,000	82,585
Agilent Technologies, Inc.
4.20%, 09/09/27 (a)	100,000	99,804
2.75%, 09/15/29 (a)	100,000	94,761
2.10%, 06/04/30 (a)	100,000	90,733
2.30%, 03/12/31 (a)	200,000	179,370
4.75%, 09/09/34 (a)	300,000	295,806
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	79,557
AHS Hospital Corp.
5.02%, 07/01/45	125,000	116,018
2.78%, 07/01/51 (a)	100,000	63,073
Allina Health System
3.89%, 04/15/49 (a)	100,000	75,705
2.90%, 11/15/51 (a)	75,000	47,243
Altria Group, Inc.
4.88%, 02/04/28 (a)	95,000	95,679
6.20%, 11/01/28 (a)	100,000	103,834
4.80%, 02/14/29 (a)	500,000	503,380
3.40%, 05/06/30 (a)	225,000	215,260
4.50%, 08/06/30 (a)	100,000	99,493
2.45%, 02/04/32 (a)	450,000	396,625
6.88%, 11/01/33 (a)	100,000	111,100
5.63%, 02/06/35 (a)	95,000	97,624
5.25%, 08/06/35 (a)	100,000	100,225
5.80%, 02/14/39 (a)	500,000	507,345
3.40%, 02/04/41 (a)	400,000	305,356
4.25%, 08/09/42	275,000	226,116
4.50%, 05/02/43	225,000	189,130
5.38%, 01/31/44	470,000	439,379
3.88%, 09/16/46 (a)	400,000	298,140
5.95%, 02/14/49 (a)	625,000	616,037
4.45%, 05/06/50 (a)	100,000	79,164
3.70%, 02/04/51 (a)	350,000	243,652
4.00%, 02/04/61 (a)	275,000	194,155
Amgen, Inc.
3.20%, 11/02/27 (a)	425,000	419,084
5.15%, 03/02/28 (a)	1,000,000	1,012,690
1.65%, 08/15/28 (a)	300,000	282,981
3.00%, 02/22/29 (a)	250,000	241,282
4.05%, 08/18/29 (a)	325,000	321,223
2.45%, 02/21/30 (a)	350,000	324,957
5.25%, 03/02/30 (a)	700,000	715,477
4.20%, 02/19/31 (a)	200,000	196,568
2.30%, 02/25/31 (a)	275,000	248,341
2.00%, 01/15/32 (a)	200,000	173,032
3.35%, 02/22/32 (a)	300,000	279,045
4.20%, 03/01/33 (a)	225,000	217,057
5.25%, 03/02/33 (a)	1,100,000	1,124,013
4.85%, 02/19/36 (a)	550,000	539,511
6.38%, 06/01/37	100,000	109,234
6.40%, 02/01/39	50,000	54,031
3.15%, 02/21/40 (a)	375,000	292,147
5.75%, 03/15/40	75,000	77,141
2.80%, 08/15/41 (a)	100,000	72,540
4.95%, 10/01/41	250,000	233,335
5.15%, 11/15/41 (a)	150,000	142,760
5.65%, 06/15/42 (a)	75,000	74,752

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 03/02/43 (a)	700,000	694,911
4.40%, 05/01/45 (a)	600,000	508,908
5.50%, 02/19/46 (a)	100,000	96,846
4.56%, 06/15/48 (a)	400,000	338,540
3.38%, 02/21/50 (a)	375,000	265,076
4.66%, 06/15/51 (a)	900,000	764,028
3.00%, 01/15/52 (a)	150,000	97,385
4.20%, 02/22/52 (a)	200,000	156,890
4.88%, 03/01/53 (a)	300,000	261,171
5.65%, 03/02/53 (a)	1,125,000	1,094,434
2.77%, 09/01/53 (a)	219,000	130,454
5.65%, 02/19/56 (a)	150,000	146,145
4.40%, 02/22/62 (a)	350,000	273,619
5.75%, 03/02/63 (a)	700,000	679,602
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	1,355,000	1,319,865
4.90%, 02/01/46 (a)	2,300,000	2,102,683
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	146,109
4.00%, 01/17/43	100,000	82,626
4.63%, 02/01/44	150,000	133,692
4.90%, 02/01/46 (a)	325,000	295,503
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	900,000	907,749
3.50%, 06/01/30 (a)	425,000	410,813
4.90%, 01/23/31 (a)	200,000	203,462
5.00%, 06/15/34 (a)	200,000	202,252
5.88%, 06/15/35	75,000	80,322
4.38%, 04/15/38 (a)	150,000	140,442
8.20%, 01/15/39	350,000	441,626
5.45%, 01/23/39 (a)	525,000	535,642
8.00%, 11/15/39	100,000	125,089
4.95%, 01/15/42	425,000	400,911
3.75%, 07/15/42	100,000	80,771
4.60%, 04/15/48 (a)	150,000	131,042
4.44%, 10/06/48 (a)	475,000	403,023
5.55%, 01/23/49 (a)	1,025,000	1,009,707
4.50%, 06/01/50 (a)	200,000	179,244
4.75%, 04/15/58 (a)	150,000	129,570
5.80%, 01/23/59 (a)	525,000	535,211
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	200,000	191,280
2.90%, 03/01/32 (a)	250,000	228,452
5.94%, 10/01/32	100,000	106,690
4.50%, 08/15/33 (a)	100,000	99,161
5.38%, 09/15/35	100,000	103,166
4.54%, 03/26/42	100,000	89,637
4.02%, 04/16/43	75,000	62,192
3.75%, 09/15/47 (a)	50,000	38,237
4.50%, 03/15/49 (a)	200,000	171,784
2.70%, 09/15/51 (a)	250,000	152,653
Ascension Health
4.08%, 11/15/28 (a)	90,000	89,519
2.53%, 11/15/29 (a)	425,000	398,446
4.29%, 11/15/30 (a)	150,000	148,269
4.92%, 11/15/35 (a)	250,000	248,252
3.11%, 11/15/39 (a)	100,000	78,822
3.95%, 11/15/46	200,000	160,250
4.85%, 11/15/53	225,000	199,955
Astrazeneca Finance LLC
4.88%, 03/03/28 (a)	325,000	328,913
1.75%, 05/28/28 (a)	250,000	238,647
4.85%, 02/26/29 (a)	325,000	329,504
4.90%, 03/03/30 (a)	150,000	152,549
4.90%, 02/26/31 (a)	200,000	203,270
4.00%, 03/02/31 (a)	200,000	195,900
2.25%, 05/28/31 (a)	150,000	135,005
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 03/02/33 (a)	200,000	194,980
4.88%, 03/03/33 (a)	350,000	355,488
5.00%, 02/26/34 (a)	425,000	430,712
4.60%, 03/02/36 (a)	200,000	194,764
AstraZeneca PLC
3.13%, 06/12/27 (a)	100,000	99,229
4.00%, 01/17/29 (a)	275,000	273,298
1.38%, 08/06/30 (a)	250,000	221,097
6.45%, 09/15/37	705,000	787,584
4.00%, 09/18/42	325,000	276,451
4.38%, 11/16/45	330,000	288,189
4.38%, 08/17/48 (a)	150,000	129,225
2.13%, 08/06/50 (a)	50,000	27,833
3.00%, 05/28/51 (a)	200,000	133,738
Augusta SpinCo Corp.
4.32%, 09/23/27	200,000	199,774
4.40%, 03/23/29 (a)	200,000	198,994
4.66%, 03/23/31 (a)	200,000	198,828
4.95%, 03/23/33 (a)	200,000	199,408
5.25%, 03/23/36 (a)	200,000	199,946
Banner Health
2.34%, 01/01/30 (a)	100,000	92,854
1.90%, 01/01/31 (a)	100,000	88,952
2.91%, 01/01/42 (a)	50,000	36,475
3.18%, 01/01/50 (a)	100,000	67,661
2.91%, 01/01/51 (a)	50,000	31,748
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	28,619
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	106,940
BAT Capital Corp.
3.56%, 08/15/27 (a)	600,000	594,714
2.26%, 03/25/28 (a)	400,000	385,028
3.46%, 09/06/29 (a)	300,000	289,758
4.91%, 04/02/30 (a)	325,000	327,681
6.34%, 08/02/30 (a)	200,000	212,350
5.83%, 02/20/31 (a)	250,000	261,142
2.73%, 03/25/31 (a)	250,000	228,495
4.74%, 03/16/32 (a)	300,000	299,574
5.35%, 08/15/32 (a)	175,000	179,854
7.75%, 10/19/32 (a)	250,000	286,137
4.63%, 03/22/33 (a)	130,000	127,708
6.42%, 08/02/33 (a)	250,000	271,020
6.00%, 02/20/34 (a)	175,000	185,159
5.63%, 08/15/35 (a)	275,000	284,047
4.39%, 08/15/37 (a)	625,000	572,187
3.73%, 09/25/40 (a)	75,000	60,554
7.08%, 08/02/43 (a)	150,000	167,278
4.54%, 08/15/47 (a)	800,000	659,672
4.76%, 09/06/49 (a)	300,000	252,753
5.28%, 04/02/50 (a)	100,000	90,046
3.98%, 09/25/50 (a)	75,000	54,787
5.65%, 03/16/52 (a)	125,000	117,804
7.08%, 08/02/53 (a)	300,000	337,677
6.25%, 08/15/55 (a)	175,000	179,291
BAT International Finance PLC
4.45%, 03/16/28 (a)	200,000	200,142
5.93%, 02/02/29 (a)	200,000	206,886
Baxalta, Inc.
5.25%, 06/23/45 (a)	99,000	92,599
Baxter International, Inc.
2.27%, 12/01/28 (a)	500,000	470,175
4.45%, 02/15/29 (a)	300,000	296,841
3.95%, 04/01/30 (a)	100,000	96,545
4.90%, 12/15/30 (a)	130,000	128,961
1.73%, 04/01/31 (a)	150,000	127,554

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.54%, 02/01/32 (a)	325,000	278,047
5.65%, 12/15/35 (a)	180,000	178,322
3.50%, 08/15/46 (a)	85,000	57,404
3.13%, 12/01/51 (a)	375,000	221,985
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	76,070
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	88,905
4.19%, 11/15/45 (a)	100,000	83,505
3.97%, 11/15/46 (a)	150,000	121,574
2.84%, 11/15/50 (a)	200,000	126,090
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	448,000	445,442
4.69%, 02/13/28 (a)	150,000	150,759
4.87%, 02/08/29 (a)	175,000	176,496
2.82%, 05/20/30 (a)	225,000	210,235
1.96%, 02/11/31 (a)	275,000	243,303
4.30%, 08/22/32 (a)	150,000	145,716
5.11%, 02/08/34 (a)	150,000	150,768
4.69%, 12/15/44 (a)	150,000	131,331
4.67%, 06/06/47 (a)	200,000	175,354
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	100,000	65,159
Biogen, Inc.
2.25%, 05/01/30 (a)	400,000	365,440
5.05%, 01/15/31 (a)	100,000	101,495
5.75%, 05/15/35 (a)	200,000	208,648
5.20%, 09/15/45 (a)	300,000	276,993
3.15%, 05/01/50 (a)	300,000	194,337
3.25%, 02/15/51 (a)	167,000	109,243
6.45%, 05/15/55 (a)	200,000	212,670
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	150,000	139,913
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	75,000	74,681
3.46%, 06/01/30 (a)	100,000	96,361
Boston Scientific Corp.
4.00%, 03/01/28 (a)	150,000	149,603
2.65%, 06/01/30 (a)	350,000	325,759
6.25%, 11/15/35 (h)	100,000	109,688
4.55%, 03/01/39 (a)	75,000	70,385
7.38%, 01/15/40	75,000	88,656
4.70%, 03/01/49 (a)	150,000	133,350
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (a)	275,000	263,948
3.45%, 11/15/27 (a)	100,000	99,076
3.90%, 02/20/28 (a)	250,000	249,252
4.90%, 02/22/29 (a)	300,000	305,463
3.40%, 07/26/29 (a)	250,000	242,925
1.45%, 11/13/30 (a)	250,000	219,912
5.75%, 02/01/31 (a)	300,000	314,775
5.10%, 02/22/31 (a)	350,000	357,948
2.95%, 03/15/32 (a)	475,000	435,195
5.90%, 11/15/33 (a)	200,000	213,404
5.20%, 02/22/34 (a)	650,000	665,619
4.13%, 06/15/39 (a)	550,000	491,942
2.35%, 11/13/40 (a)	150,000	105,140
3.55%, 03/15/42 (a)	375,000	298,519
3.25%, 08/01/42	100,000	75,861
5.50%, 02/22/44 (a)	100,000	99,298
4.50%, 03/01/44 (a)	75,000	65,654
4.63%, 05/15/44 (a)	150,000	133,109
5.00%, 08/15/45 (a)	150,000	139,262
4.35%, 11/15/47 (a)	350,000	292,068
4.55%, 02/20/48 (a)	350,000	299,999
4.25%, 10/26/49 (a)	975,000	791,866
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 11/13/50 (a)	450,000	265,302
3.70%, 03/15/52 (a)	550,000	401,934
6.25%, 11/15/53 (a)	75,000	80,032
5.55%, 02/22/54 (a)	750,000	730,920
3.90%, 03/15/62 (a)	275,000	197,200
6.40%, 11/15/63 (a)	75,000	82,300
5.65%, 02/22/64 (a)	75,000	73,865
Brown-Forman Corp.
4.75%, 04/15/33 (a)	150,000	148,040
4.00%, 04/15/38 (a)	150,000	132,351
4.50%, 07/15/45 (a)	100,000	84,979
Brunswick Corp.
5.85%, 03/18/29 (a)	100,000	102,720
2.40%, 08/18/31 (a)	150,000	131,237
4.40%, 09/15/32 (a)	125,000	118,448
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	325,000	322,871
4.10%, 01/07/28 (a)	75,000	74,703
4.20%, 09/17/29 (a)	150,000	148,452
4.55%, 08/04/30 (a)	290,000	288,576
3.20%, 04/21/31 (a)	170,000	158,809
2.75%, 05/14/31 (a)	300,000	274,278
4.65%, 09/17/34 (a)	150,000	145,515
5.15%, 08/04/35 (a)	115,000	115,012
5.15%, 03/19/36 (a)	150,000	149,568
Campbell's Co.
4.15%, 03/15/28 (a)	300,000	297,132
5.20%, 03/21/29 (a)	100,000	100,975
2.38%, 04/24/30 (a)	175,000	158,151
4.55%, 03/21/31 (a)	100,000	96,918
5.40%, 03/21/34 (a)	275,000	267,292
4.75%, 03/23/35 (a)	150,000	138,582
4.80%, 03/15/48 (a)	225,000	182,311
3.13%, 04/24/50 (a)	130,000	79,457
5.25%, 10/13/54 (a)	75,000	62,705
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	250,000	247,715
5.13%, 02/15/29 (a)	125,000	126,901
5.00%, 11/15/29 (a)	300,000	303,711
4.50%, 09/15/30 (a)	155,000	153,785
5.45%, 02/15/34 (a)	100,000	102,242
5.35%, 11/15/34 (a)	275,000	278,311
5.15%, 09/15/35 (a)	120,000	119,534
4.60%, 03/15/43	75,000	65,132
4.50%, 11/15/44 (a)	200,000	168,830
4.90%, 09/15/45 (a)	80,000	71,011
4.37%, 06/15/47 (a)	100,000	82,152
5.75%, 11/15/54 (a)	150,000	147,954
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	100,000	67,664
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	75,000	67,215
Cencora, Inc.
3.45%, 12/15/27 (a)	200,000	197,350
4.63%, 12/15/27 (a)	75,000	75,321
3.95%, 02/13/29 (a)	100,000	98,566
4.85%, 12/15/29 (a)	100,000	100,898
2.80%, 05/15/30 (a)	100,000	93,408
4.25%, 11/15/30 (a)	100,000	98,223
2.70%, 03/15/31 (a)	200,000	182,698
4.60%, 02/13/33 (a)	100,000	98,125
5.13%, 02/15/34 (a)	250,000	251,142
5.15%, 02/15/35 (a)	275,000	275,583
4.90%, 02/13/36 (a)	400,000	390,488
4.25%, 03/01/45 (a)	100,000	83,129
4.30%, 12/15/47 (a)	100,000	82,593
5.65%, 02/13/56 (a)	100,000	97,949

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	88,119
Children's Hospital
2.93%, 07/15/50 (a)	60,000	38,731
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	82,449
2.59%, 02/01/50 (a)	80,000	48,540
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	85,924
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	62,192
CHRISTUS Health
4.34%, 07/01/28 (a)	100,000	99,636
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	98,772
2.30%, 12/15/31 (a)	75,000	66,371
5.60%, 11/15/32 (a)	200,000	209,700
3.95%, 08/01/47 (a)	100,000	78,756
5.00%, 06/15/52 (a)	100,000	91,346
Cigna Group
3.05%, 10/15/27 (a)	145,000	142,506
4.38%, 10/15/28 (a)	985,000	984,025
5.00%, 05/15/29 (a)	200,000	203,030
2.40%, 03/15/30 (a)	400,000	369,988
4.50%, 09/15/30 (a)	180,000	179,368
2.38%, 03/15/31 (a)	425,000	383,176
5.13%, 05/15/31 (a)	200,000	203,818
4.88%, 09/15/32 (a)	320,000	320,416
5.40%, 03/15/33 (a)	325,000	333,996
5.25%, 02/15/34 (a)	375,000	380,332
5.25%, 01/15/36 (a)	395,000	396,623
4.80%, 08/15/38 (a)	605,000	573,498
3.20%, 03/15/40 (a)	150,000	117,170
6.13%, 11/15/41	100,000	104,574
4.80%, 07/15/46 (a)	420,000	369,239
3.88%, 10/15/47 (a)	195,000	148,968
4.90%, 12/15/48 (a)	800,000	703,184
3.40%, 03/15/50 (a)	450,000	311,769
3.40%, 03/15/51 (a)	450,000	308,821
5.60%, 02/15/54 (a)	325,000	312,777
6.00%, 01/15/56 (a)	140,000	142,309
City of Hope
5.62%, 11/15/43	100,000	97,515
4.38%, 08/15/48 (a)	75,000	61,559
Cleveland Clinic Foundation
4.86%, 01/01/14	125,000	104,133
Clorox Co.
3.10%, 10/01/27 (a)	150,000	147,591
3.90%, 05/15/28 (a)	100,000	99,090
1.80%, 05/15/30 (a)	175,000	157,078
4.70%, 05/15/31 (a)	150,000	149,208
4.60%, 05/01/32 (a)(c)	200,000	197,150
4.95%, 05/15/33 (a)	100,000	99,595
5.25%, 05/15/36 (a)	150,000	150,108
Coca-Cola Co.
1.45%, 06/01/27	300,000	292,803
1.50%, 03/05/28	200,000	191,632
1.00%, 03/15/28	550,000	521,471
2.13%, 09/06/29	400,000	375,476
3.45%, 03/25/30	325,000	315,825
1.65%, 06/01/30	450,000	406,597
2.00%, 03/05/31	125,000	112,505
1.38%, 03/15/31	250,000	218,122
2.25%, 01/05/32	500,000	448,065
5.00%, 05/13/34 (a)	175,000	179,896
4.65%, 08/14/34 (a)	150,000	150,422
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 06/01/40	200,000	147,032
2.88%, 05/05/41	150,000	114,144
4.20%, 03/25/50	100,000	82,679
2.60%, 06/01/50	450,000	276,588
3.00%, 03/05/51	500,000	332,140
2.50%, 03/15/51	425,000	253,215
5.30%, 05/13/54 (a)	325,000	314,353
5.20%, 01/14/55 (a)	425,000	405,407
2.75%, 06/01/60	200,000	116,174
5.40%, 05/13/64 (a)	475,000	457,905
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	225,000	229,471
5.45%, 06/01/34 (a)	100,000	102,951
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	300,000	280,515
1.85%, 09/01/32 (a)	100,000	83,500
5.10%, 05/06/35 (a)	150,000	149,447
5.25%, 11/26/43	150,000	144,059
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	200,000	198,072
4.60%, 03/01/28 (a)	200,000	201,820
4.20%, 05/01/30 (a)	250,000	250,542
3.25%, 08/15/32 (a)	150,000	141,129
4.60%, 03/01/33 (a)	150,000	151,358
4.00%, 08/15/45	100,000	84,531
3.70%, 08/01/47 (a)	100,000	77,550
CommonSpirit Health
6.07%, 11/01/27 (a)	100,000	102,141
3.35%, 10/01/29 (a)	275,000	263,552
4.35%, 09/01/30 (a)	300,000	294,360
2.78%, 10/01/30 (a)	150,000	138,306
5.21%, 12/01/31 (a)	150,000	152,171
5.32%, 12/01/34 (a)	225,000	225,468
4.83%, 09/01/35 (a)	75,000	72,998
4.98%, 09/01/35 (a)	175,000	170,151
4.35%, 11/01/42	225,000	194,157
5.58%, 09/01/45 (a)	75,000	72,740
3.82%, 10/01/49 (a)	150,000	110,975
4.19%, 10/01/49 (a)	300,000	234,723
3.91%, 10/01/50 (a)	250,000	185,465
6.46%, 11/01/52 (a)	125,000	134,099
5.55%, 12/01/54 (a)	100,000	94,396
5.66%, 09/01/55 (a)	175,000	168,577
Community Health Network, Inc.
3.10%, 05/01/50 (a)	85,000	53,910
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	250,000	238,932
7.00%, 10/01/28	100,000	104,853
4.85%, 11/01/28 (a)	350,000	350,763
5.00%, 08/01/30 (a)	90,000	89,951
8.25%, 09/15/30	100,000	112,446
5.75%, 08/01/35 (a)	90,000	90,636
5.30%, 11/01/38 (a)	350,000	328,905
5.40%, 11/01/48 (a)	200,000	173,566
Constellation Brands, Inc.
3.60%, 02/15/28 (a)	150,000	148,022
4.65%, 11/15/28 (a)	600,000	601,782
4.80%, 01/15/29 (a)	100,000	100,542
3.15%, 08/01/29 (a)	150,000	143,750
2.88%, 05/01/30 (a)	100,000	93,758
4.80%, 05/01/30 (a)	100,000	100,684
4.85%, 05/06/31 (a)	125,000	125,100
2.25%, 08/01/31 (a)	150,000	132,516
4.75%, 05/09/32 (a)	150,000	148,740
4.90%, 05/01/33 (a)	150,000	148,808
4.95%, 11/01/35 (a)	75,000	73,064
4.50%, 05/09/47 (a)	75,000	62,226

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 02/15/48 (a)	100,000	77,919
5.25%, 11/15/48 (a)	375,000	344,711
3.75%, 05/01/50 (a)	125,000	91,688
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	100,000	71,204
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	69,217
CVS Health Corp.
6.25%, 06/01/27	75,000	76,472
1.30%, 08/21/27 (a)	600,000	578,232
4.30%, 03/25/28 (a)	1,295,000	1,291,063
5.00%, 01/30/29 (a)	200,000	202,328
5.40%, 06/01/29 (a)	200,000	204,506
3.25%, 08/15/29 (a)	475,000	455,971
5.13%, 02/21/30 (a)	375,000	380,411
3.75%, 04/01/30 (a)	450,000	435,942
1.75%, 08/21/30 (a)	375,000	332,171
5.25%, 01/30/31 (a)	275,000	280,483
1.88%, 02/28/31 (a)	375,000	329,467
5.55%, 06/01/31 (a)	325,000	335,143
2.13%, 09/15/31 (a)	200,000	174,738
5.00%, 09/15/32 (a)	200,000	201,034
5.25%, 02/21/33 (a)	425,000	432,182
5.30%, 06/01/33 (a)	325,000	329,781
5.70%, 06/01/34 (a)	350,000	361,781
4.88%, 07/20/35 (a)	200,000	194,060
5.45%, 09/15/35 (a)	800,000	809,920
4.78%, 03/25/38 (a)	1,250,000	1,167,762
6.13%, 09/15/39	75,000	77,741
4.13%, 04/01/40 (a)	100,000	85,028
2.70%, 08/21/40 (a)	75,000	52,972
5.30%, 12/05/43 (a)	275,000	255,255
6.00%, 06/01/44 (a)	150,000	150,741
5.13%, 07/20/45 (a)	925,000	831,862
5.05%, 03/25/48 (a)	2,000,000	1,756,240
4.25%, 04/01/50 (a)	100,000	77,829
5.63%, 02/21/53 (a)	350,000	328,083
5.88%, 06/01/53 (a)	350,000	338,810
6.05%, 06/01/54 (a)	300,000	298,548
6.20%, 09/15/55 (a)	325,000	330,083
6.00%, 06/01/63 (a)	175,000	169,948
6.25%, 09/15/65 (a)	100,000	100,733
Danaher Corp.
4.38%, 09/15/45 (a)	100,000	85,976
2.60%, 10/01/50 (a)	200,000	120,720
2.80%, 12/10/51 (a)	350,000	217,780
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	50,000	39,355
Dentsply Sirona, Inc.
3.25%, 06/01/30 (a)	150,000	138,842
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	200,000	187,864
3.25%, 11/15/39 (a)	150,000	120,797
3.40%, 11/15/49 (a)	325,000	231,627
Diageo Capital PLC
5.30%, 10/24/27 (a)	200,000	202,846
3.88%, 05/18/28 (a)	200,000	198,320
2.38%, 10/24/29 (a)	200,000	186,718
2.00%, 04/29/30 (a)	250,000	226,970
2.13%, 04/29/32 (a)	200,000	173,122
5.50%, 01/24/33 (a)	200,000	207,002
5.63%, 10/05/33 (a)	200,000	208,746
5.88%, 09/30/36	175,000	186,151
3.88%, 04/29/43 (a)	175,000	140,746
Diageo Investment Corp.
5.13%, 08/15/30 (a)	200,000	203,702
5.63%, 04/15/35 (a)	200,000	208,116
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.45%, 04/15/35	100,000	117,169
4.25%, 05/11/42	150,000	129,170
Dignity Health
4.50%, 11/01/42	50,000	43,384
5.27%, 11/01/64	50,000	44,555
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	119,354
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	99,758
Eli Lilly & Co.
4.15%, 08/14/27 (a)	350,000	350,378
4.55%, 02/12/28 (a)	200,000	201,402
4.00%, 10/15/28 (a)	350,000	349,069
4.50%, 02/09/29 (a)	200,000	201,760
3.38%, 03/15/29 (a)	200,000	195,632
4.15%, 05/20/29 (a)	200,000	199,724
4.20%, 08/14/29 (a)	200,000	199,720
4.75%, 02/12/30 (a)	350,000	355,110
4.25%, 03/15/31 (a)	220,000	218,570
4.38%, 05/20/31 (a)	400,000	398,176
4.90%, 02/12/32 (a)	200,000	203,450
4.55%, 10/15/32 (a)	250,000	249,255
4.70%, 02/27/33 (a)	200,000	201,358
4.65%, 05/20/33 (a)	325,000	324,529
4.70%, 02/09/34 (a)	400,000	398,632
4.60%, 08/14/34 (a)	400,000	395,560
5.10%, 02/12/35 (a)	325,000	331,536
4.90%, 10/15/35 (a)(c)	320,000	320,490
4.85%, 05/20/36 (a)	400,000	397,296
5.55%, 03/15/37	75,000	79,116
3.70%, 03/01/45 (a)	100,000	78,899
3.95%, 05/15/47 (a)	300,000	241,335
3.95%, 03/15/49 (a)	200,000	159,144
2.25%, 05/15/50 (a)	400,000	227,800
4.88%, 02/27/53 (a)	375,000	339,776
5.00%, 02/09/54 (a)	425,000	391,599
5.05%, 08/14/54 (a)	375,000	347,115
5.50%, 02/12/55 (a)	375,000	372,064
5.55%, 10/15/55 (a)	250,000	249,910
5.60%, 05/20/56 (a)	450,000	451,647
4.15%, 03/15/59 (a)	75,000	58,682
2.50%, 09/15/60 (a)	175,000	94,827
4.95%, 02/27/63 (a)	200,000	178,224
5.10%, 02/09/64 (a)	450,000	409,815
5.20%, 08/14/64 (a)	150,000	138,840
5.60%, 02/12/65 (a)	150,000	147,021
5.65%, 10/15/65 (a)	300,000	298,848
5.70%, 05/20/66 (a)	260,000	261,173
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (a)	275,000	275,135
2.38%, 12/01/29 (a)	275,000	256,113
2.60%, 04/15/30 (a)	150,000	139,937
1.95%, 03/15/31 (a)	150,000	132,861
4.65%, 05/15/33 (a)	200,000	197,416
5.00%, 02/14/34 (a)	150,000	150,527
6.00%, 05/15/37	90,000	95,893
4.38%, 06/15/45 (a)	175,000	146,153
4.15%, 03/15/47 (a)	100,000	79,862
3.13%, 12/01/49 (a)	150,000	99,357
5.15%, 05/15/53 (a)	100,000	90,227
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	85,929
5.75%, 03/15/35 (a)	95,000	91,735
6.20%, 03/15/55 (a)	75,000	61,311
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	300,000	216,618

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	38,226
Fred Hutchinson Cancer Center
4.97%, 01/01/52 (a)	50,000	45,390
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	400,000	407,096
4.15%, 12/15/28 (a)	100,000	99,221
4.80%, 08/14/29 (a)	400,000	402,576
5.86%, 03/15/30 (a)	300,000	311,577
4.80%, 01/15/31 (a)	220,000	220,559
5.91%, 11/22/32 (a)	400,000	422,048
5.50%, 06/15/35 (a)(c)	260,000	264,711
4.95%, 12/15/35 (a)	100,000	97,818
6.38%, 11/22/52 (a)	300,000	320,157
General Mills, Inc.
4.20%, 04/17/28 (a)	425,000	423,559
5.50%, 10/17/28 (a)	250,000	255,750
4.88%, 01/30/30 (a)	150,000	151,082
2.88%, 04/15/30 (a)	300,000	280,983
2.25%, 10/14/31 (a)	250,000	220,392
4.95%, 03/29/33 (a)	200,000	199,202
5.25%, 01/30/35 (a)(c)	225,000	224,982
5.40%, 06/15/40	75,000	73,712
4.15%, 02/15/43 (a)	75,000	61,049
4.70%, 04/17/48 (a)	75,000	63,561
3.00%, 02/01/51 (a)	150,000	94,014
Gilead Sciences, Inc.
1.20%, 10/01/27 (a)	475,000	457,002
4.25%, 05/20/28	125,000	125,004
4.40%, 05/20/29	250,000	250,070
4.80%, 11/15/29 (a)	150,000	151,916
1.65%, 10/01/30 (a)	200,000	177,616
4.60%, 05/20/31 (a)	250,000	250,330
5.25%, 10/15/33 (a)	200,000	206,330
4.90%, 05/20/34 (a)	125,000	125,279
5.10%, 06/15/35 (a)	200,000	202,052
4.60%, 09/01/35 (a)	325,000	317,317
4.00%, 09/01/36 (a)	150,000	137,978
2.60%, 10/01/40 (a)	200,000	145,804
5.65%, 12/01/41 (a)	224,000	228,924
4.80%, 04/01/44 (a)	475,000	433,494
4.50%, 02/01/45 (a)	475,000	414,466
4.75%, 03/01/46 (a)	595,000	534,506
4.15%, 03/01/47 (a)	475,000	389,543
2.80%, 10/01/50 (a)	450,000	284,224
5.55%, 10/15/53 (a)	300,000	295,713
5.50%, 11/15/54 (a)	225,000	219,989
5.60%, 11/15/64 (a)	150,000	147,314
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	300,000	292,197
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	400,000	397,860
4.50%, 04/15/30 (a)	250,000	250,912
5.38%, 04/15/34	200,000	207,470
4.88%, 04/15/35 (a)	150,000	149,340
6.38%, 05/15/38	713,000	788,364
4.20%, 03/18/43	100,000	86,572
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	142,712
4.21%, 07/01/48 (a)	100,000	81,900
2.88%, 09/01/50 (a)	100,000	63,446
4.50%, 07/01/57 (a)	50,000	41,775
Haleon U.S. Capital LLC
3.38%, 03/24/29 (a)	250,000	242,807
3.63%, 03/24/32 (a)	400,000	375,688
4.00%, 03/24/52 (a)	250,000	194,335
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hasbro, Inc.
3.50%, 09/15/27 (a)	100,000	98,850
3.90%, 11/19/29 (a)	200,000	195,138
4.65%, 03/12/31 (a)	100,000	98,948
6.05%, 05/14/34 (a)	100,000	104,580
6.35%, 03/15/40	100,000	104,692
HCA, Inc.
5.00%, 03/01/28 (a)	200,000	201,750
5.20%, 06/01/28 (a)	200,000	202,706
5.63%, 09/01/28 (a)	550,000	560,329
5.88%, 02/01/29 (a)	200,000	205,346
3.38%, 03/15/29 (a)	350,000	338,989
4.13%, 06/15/29 (a)	525,000	517,603
5.25%, 03/01/30 (a)	350,000	356,142
3.50%, 09/01/30 (a)	700,000	665,210
4.30%, 11/15/30 (a)	75,000	73,523
5.45%, 04/01/31 (a)	475,000	485,830
4.70%, 05/15/31 (a)	250,000	247,845
2.38%, 07/15/31 (a)	175,000	155,272
5.50%, 03/01/32 (a)	150,000	153,861
3.63%, 03/15/32 (a)	525,000	488,796
4.60%, 11/15/32 (a)	150,000	146,424
5.00%, 05/15/33 (a)	200,000	198,130
5.50%, 06/01/33 (a)	250,000	255,402
5.60%, 04/01/34 (a)	400,000	409,596
5.45%, 09/15/34 (a)	375,000	379,215
5.75%, 03/01/35 (a)	425,000	437,576
4.90%, 11/15/35 (a)	250,000	241,995
5.30%, 05/15/36 (a)	250,000	247,605
5.13%, 06/15/39 (a)	200,000	189,786
4.38%, 03/15/42 (a)	100,000	84,475
5.50%, 06/15/47 (a)	425,000	394,489
5.25%, 06/15/49 (a)	550,000	490,787
3.50%, 07/15/51 (a)	400,000	268,004
4.63%, 03/15/52 (a)	550,000	443,162
5.90%, 06/01/53 (a)	300,000	289,449
6.00%, 04/01/54 (a)	425,000	415,629
5.95%, 09/15/54 (a)	275,000	267,495
6.20%, 03/01/55 (a)	350,000	351,568
5.70%, 11/15/55 (a)	225,000	211,538
6.10%, 04/01/64 (a)	150,000	148,100
Hershey Co.
4.55%, 02/24/28 (a)	75,000	75,503
4.25%, 05/04/28 (a)	300,000	300,240
2.45%, 11/15/29 (a)	100,000	93,992
4.75%, 02/24/30 (a)	75,000	75,978
4.95%, 02/24/32 (a)	75,000	76,423
4.50%, 05/04/33 (a)	150,000	148,884
5.10%, 02/24/35 (a)	75,000	76,445
3.38%, 08/15/46 (a)	200,000	146,614
3.13%, 11/15/49 (a)	100,000	67,538
2.65%, 06/01/50 (a)	100,000	61,342
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	150,000	113,741
Hormel Foods Corp.
1.70%, 06/03/28 (a)	150,000	142,541
1.80%, 06/11/30 (a)	275,000	247,668
3.05%, 06/03/51 (a)	150,000	97,278
Icon Investments Six DAC
5.85%, 05/08/29 (a)	200,000	203,668
6.00%, 05/08/34 (a)	200,000	204,294
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	101,739
4.75%, 12/12/30 (a)	90,000	89,726
2.55%, 03/23/31 (a)	150,000	135,869

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	105,000	83,294
2.85%, 11/01/51 (a)	75,000	47,059
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	140,367
3.90%, 06/01/50 (a)	100,000	74,684
Inova Health System Foundation
4.07%, 05/15/52 (a)	75,000	59,134
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	73,793
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	100,000	75,701
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	203,716
6.25%, 02/01/29 (a)	325,000	336,563
J.M. Smucker Co.
3.38%, 12/15/27 (a)	125,000	123,121
5.90%, 11/15/28 (a)	200,000	206,514
2.38%, 03/15/30 (a)	100,000	92,406
2.13%, 03/15/32 (a)	75,000	64,683
6.20%, 11/15/33 (a)	200,000	213,368
4.25%, 03/15/35	250,000	233,350
6.50%, 11/15/43 (a)	200,000	213,352
4.38%, 03/15/45	100,000	83,537
6.50%, 11/15/53 (a)	300,000	324,582
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29 (a)	200,000	191,964
3.75%, 12/01/31 (a)	250,000	233,705
3.63%, 01/15/32 (a)	300,000	277,926
3.00%, 05/15/32 (a)	250,000	222,372
5.75%, 04/01/33 (a)	550,000	565,950
6.75%, 03/15/34 (a)	38,000	41,390
5.95%, 04/20/35 (a)	150,000	154,910
5.50%, 01/15/36 (a)	350,000	349,597
5.63%, 03/10/37 (a)(e)	400,000	399,076
4.38%, 02/02/52 (a)	150,000	113,865
6.50%, 12/01/52 (a)	400,000	404,692
7.25%, 11/15/53 (a)	200,000	219,360
6.38%, 02/25/55 (a)	150,000	149,955
6.25%, 03/01/56 (a)	400,000	391,448
6.40%, 05/10/57 (a)(e)	250,000	248,750
6.38%, 04/15/66 (a)	275,000	268,988
Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	118,001
Johnson & Johnson
0.95%, 09/01/27 (a)	400,000	385,340
2.90%, 01/15/28 (a)	375,000	368,722
4.55%, 03/01/28 (a)	150,000	151,257
4.80%, 06/01/29 (a)	300,000	305,940
6.95%, 09/01/29	50,000	54,230
4.70%, 03/01/30 (a)	300,000	305,001
1.30%, 09/01/30 (a)	450,000	399,469
4.90%, 06/01/31 (a)	300,000	308,418
4.85%, 03/01/32 (a)	350,000	359,362
4.95%, 05/15/33	100,000	103,756
4.38%, 12/05/33 (a)	250,000	249,480
4.95%, 06/01/34 (a)	250,000	257,807
5.00%, 03/01/35 (a)	350,000	359,828
3.55%, 03/01/36 (a)	200,000	182,302
3.63%, 03/03/37 (a)	425,000	381,450
5.95%, 08/15/37	300,000	330,480
3.40%, 01/15/38 (a)	325,000	282,685
5.85%, 07/15/38	225,000	244,775
2.10%, 09/01/40 (a)	175,000	122,617
4.50%, 09/01/40	100,000	94,722
4.85%, 05/15/41	75,000	73,556
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 12/05/43 (a)	100,000	92,772
3.70%, 03/01/46 (a)	655,000	524,557
3.75%, 03/03/47 (a)	200,000	159,686
3.50%, 01/15/48 (a)	150,000	114,066
2.25%, 09/01/50 (a)	200,000	115,986
5.25%, 06/01/54 (a)	325,000	324,350
2.45%, 09/01/60 (a)	250,000	136,100
Kaiser Foundation Hospitals
2.81%, 06/01/41 (a)	250,000	184,315
4.88%, 04/01/42	150,000	141,198
4.15%, 05/01/47 (a)	400,000	327,340
3.27%, 11/01/49 (a)	500,000	346,975
3.00%, 06/01/51 (a)	250,000	161,860
Kellanova
3.40%, 11/15/27 (a)	100,000	98,953
4.30%, 05/15/28 (a)	100,000	100,049
2.10%, 06/01/30 (a)	150,000	136,707
7.45%, 04/01/31	175,000	196,341
5.25%, 03/01/33 (a)	75,000	76,668
4.50%, 04/01/46	225,000	193,655
5.75%, 05/16/54 (a)	75,000	74,014
Kenvue, Inc.
5.05%, 03/22/28 (a)	250,000	253,107
5.00%, 03/22/30 (a)	300,000	304,929
4.85%, 05/22/32 (a)	200,000	202,000
4.90%, 03/22/33 (a)	350,000	352,425
5.10%, 03/22/43 (a)	150,000	143,447
5.05%, 03/22/53 (a)	425,000	388,229
5.20%, 03/22/63 (a)	150,000	135,996
Keurig Dr. Pepper, Inc.
3.43%, 06/15/27 (a)	100,000	99,047
4.35%, 05/15/28 (a)	100,000	99,763
4.60%, 05/25/28 (a)	375,000	375,446
5.05%, 03/15/29 (a)	300,000	303,171
3.95%, 04/15/29 (a)	350,000	343,665
3.20%, 05/01/30 (a)	300,000	282,615
4.60%, 05/15/30 (a)	100,000	99,472
2.25%, 03/15/31 (a)	100,000	89,050
5.20%, 03/15/31 (a)	225,000	228,078
4.05%, 04/15/32 (a)	200,000	190,794
5.30%, 03/15/34 (a)	150,000	150,218
5.15%, 05/15/35 (a)	75,000	73,835
4.50%, 11/15/45 (a)	150,000	124,040
4.42%, 12/15/46 (a)	50,000	40,250
5.09%, 05/25/48 (a)	75,000	66,186
3.80%, 05/01/50 (a)	150,000	106,850
3.35%, 03/15/51 (a)	100,000	65,314
4.50%, 04/15/52 (a)	325,000	259,083
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	50,000	48,162
3.95%, 11/01/28 (a)	100,000	99,328
3.20%, 04/25/29 (a)	100,000	96,949
3.10%, 03/26/30 (a)	225,000	214,492
2.00%, 11/02/31 (a)	150,000	132,422
4.50%, 02/16/33 (a)	100,000	99,676
6.63%, 08/01/37	150,000	171,183
5.30%, 03/01/41	250,000	252,380
3.20%, 07/30/46 (a)	100,000	70,854
3.90%, 05/04/47 (a)	100,000	78,400
2.88%, 02/07/50 (a)	150,000	97,587
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	113,000	114,481
Koninklijke Philips NV
6.88%, 03/11/38	200,000	223,148
5.00%, 03/15/42	95,000	87,065

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kraft Heinz Foods Co.
4.63%, 01/30/29 (a)	75,000	75,098
3.75%, 04/01/30 (a)	325,000	314,902
4.25%, 03/01/31 (a)	100,000	97,994
5.20%, 03/15/32 (a)	75,000	76,233
6.75%, 03/15/32	75,000	81,179
5.40%, 03/15/35 (a)	75,000	75,617
5.00%, 07/15/35 (a)	100,000	97,508
6.88%, 01/26/39	250,000	274,420
4.63%, 10/01/39 (a)	75,000	66,971
6.50%, 02/09/40	125,000	132,538
5.00%, 06/04/42	400,000	358,136
5.20%, 07/15/45 (a)	350,000	311,052
4.38%, 06/01/46 (a)	910,000	730,666
4.88%, 10/01/49 (a)	400,000	334,220
5.50%, 06/01/50 (a)	200,000	182,132
Kroger Co.
3.70%, 08/01/27 (a)	100,000	99,334
4.50%, 01/15/29 (a)	100,000	100,144
2.20%, 05/01/30 (a)	100,000	91,424
1.70%, 01/15/31 (a)	350,000	307,660
7.50%, 04/01/31	200,000	223,634
5.00%, 09/15/34 (a)	525,000	520,018
6.90%, 04/15/38	175,000	197,909
5.40%, 07/15/40 (a)	50,000	49,024
5.00%, 04/15/42 (a)	100,000	92,956
5.15%, 08/01/43 (a)	75,000	69,914
3.88%, 10/15/46 (a)	100,000	76,523
4.45%, 02/01/47 (a)	200,000	165,522
4.65%, 01/15/48 (a)	100,000	84,703
5.40%, 01/15/49 (a)	175,000	164,132
3.95%, 01/15/50 (a)	150,000	112,880
5.50%, 09/15/54 (a)	550,000	517,082
5.65%, 09/15/64 (a)	400,000	376,164
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	150,000	148,763
2.95%, 12/01/29 (a)	275,000	260,686
4.35%, 04/01/30 (a)	100,000	98,876
2.70%, 06/01/31 (a)	75,000	68,342
4.55%, 04/01/32 (a)	100,000	98,650
4.80%, 10/01/34 (a)	175,000	171,162
4.70%, 02/01/45 (a)	300,000	266,781
Maple Parent Holdings Corp.
5.05%, 03/26/31 (a)(e)	150,000	150,174
5.70%, 03/26/36 (a)(e)	200,000	202,068
6.63%, 03/26/56 (a)(e)	200,000	208,818
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	76,295
3.19%, 07/01/49 (a)	125,000	85,143
4.12%, 07/01/55 (c)	100,000	79,653
3.34%, 07/01/60 (a)	100,000	64,849
Mattel, Inc.
5.00%, 11/17/30 (a)	110,000	109,771
5.45%, 11/01/41 (a)	75,000	69,112
Mayo Clinic
3.77%, 11/15/43 (c)	125,000	104,094
4.00%, 11/15/47	100,000	80,090
3.20%, 11/15/61 (a)	150,000	94,893
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	150,000	148,256
4.15%, 02/15/29 (a)	100,000	99,108
2.50%, 04/15/30 (a)	100,000	92,425
1.85%, 02/15/31 (a)	100,000	87,942
4.95%, 04/15/33 (a)	100,000	99,670
4.70%, 10/15/34 (a)	275,000	265,273
4.20%, 08/15/47 (a)	50,000	39,598
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McKesson Corp.
3.95%, 02/16/28 (a)	100,000	99,387
4.90%, 07/15/28 (a)	75,000	75,989
4.25%, 09/15/29 (a)	100,000	99,453
4.65%, 05/30/30 (a)	250,000	250,900
4.95%, 05/30/32 (a)	100,000	101,250
5.10%, 07/15/33 (a)	150,000	152,570
5.25%, 05/30/35 (a)	225,000	229,282
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	82,552
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (a)	250,000	218,082
MedStar Health, Inc.
3.63%, 08/15/49	50,000	36,095
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	200,000	199,928
4.50%, 03/30/33 (a)	300,000	295,725
Medtronic, Inc.
4.38%, 03/15/35	400,000	385,676
4.63%, 03/15/45	625,000	559,256
Memorial Health Services
3.45%, 11/01/49 (a)	75,000	54,277
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	96,477
4.13%, 07/01/52	150,000	118,706
4.20%, 07/01/55	190,000	153,074
Merck & Co., Inc.
1.70%, 06/10/27 (a)	300,000	293,265
3.85%, 09/15/27	125,000	124,698
4.05%, 05/17/28 (a)	100,000	99,863
4.30%, 05/22/28	250,000	250,765
1.90%, 12/10/28 (a)	200,000	189,078
3.40%, 03/07/29 (a)	525,000	513,046
3.85%, 03/15/29 (a)	125,000	123,746
4.30%, 05/17/30 (a)	150,000	149,357
1.45%, 06/24/30 (a)	250,000	222,515
4.15%, 09/15/30 (a)	125,000	123,908
4.15%, 03/15/31 (a)	175,000	172,200
4.65%, 05/22/31 (a)	125,000	125,641
2.15%, 12/10/31 (a)	550,000	486,381
4.55%, 09/15/32 (a)	175,000	174,466
4.45%, 12/04/32 (a)	375,000	370,095
4.50%, 05/17/33 (a)	450,000	446,755
4.95%, 05/22/33 (a)	250,000	252,327
6.50%, 12/01/33 (f)(h)	600,000	665,640
4.95%, 09/15/35 (a)	450,000	450,018
4.75%, 12/04/35 (a)	375,000	368,306
5.20%, 05/22/36 (a)	400,000	405,092
6.55%, 09/15/37	100,000	112,434
3.90%, 03/07/39 (a)	200,000	176,550
2.35%, 06/24/40 (a)	175,000	124,705
3.60%, 09/15/42 (a)	100,000	79,953
4.15%, 05/18/43	400,000	340,132
4.90%, 05/17/44 (a)	150,000	138,942
3.70%, 02/10/45 (a)	575,000	451,156
5.50%, 03/15/46 (a)	125,000	123,485
5.75%, 05/22/46 (a)	125,000	127,336
4.00%, 03/07/49 (a)	450,000	356,958
2.45%, 06/24/50 (a)	250,000	146,303
2.75%, 12/10/51 (a)	550,000	336,693
5.00%, 05/17/53 (a)	525,000	476,737
5.70%, 09/15/55 (a)	330,000	331,267
5.55%, 12/04/55 (a)	400,000	393,284
5.85%, 05/22/56 (a)	275,000	282,235
2.90%, 12/10/61 (a)	450,000	260,464

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 05/17/63 (a)	200,000	181,622
5.70%, 12/04/65 (a)	275,000	271,892
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	75,000	78,074
5.75%, 11/15/36	60,000	63,587
Methodist Hospital
2.71%, 12/01/50 (a)	150,000	91,728
Molson Coors Beverage Co.
4.90%, 07/08/31 (a)	125,000	125,466
5.50%, 07/08/36 (a)	250,000	252,025
5.00%, 05/01/42	200,000	183,738
4.20%, 07/15/46 (a)	530,000	424,625
Mondelez International, Inc.
4.25%, 05/06/28 (a)	225,000	224,471
4.13%, 05/07/28 (a)	100,000	99,416
4.75%, 02/20/29 (a)	200,000	201,654
2.75%, 04/13/30 (a)	150,000	140,339
4.50%, 05/06/30 (a)	100,000	99,685
1.50%, 02/04/31 (a)	200,000	173,880
3.00%, 03/17/32 (a)	150,000	136,322
1.88%, 10/15/32 (a)	150,000	128,082
4.75%, 08/28/34 (a)	100,000	98,217
5.13%, 05/06/35 (a)	100,000	100,406
2.63%, 09/04/50 (a)	350,000	211,123
Montefiore Obligated Group
5.25%, 11/01/48	75,000	61,541
4.29%, 09/01/50	100,000	69,739
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	50,000	36,894
Mount Sinai Hospital
3.74%, 07/01/49 (a)	100,000	67,250
3.39%, 07/01/50 (a)	75,000	47,410
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	149,394
5.40%, 11/29/43 (a)	100,000	88,043
5.20%, 04/15/48 (a)	350,000	288,375
MyMichigan Health
3.41%, 06/01/50 (a)	75,000	52,307
Nationwide Children's Hospital, Inc.
4.56%, 11/01/52 (a)	75,000	64,050
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	69,540
4.02%, 08/01/45	150,000	122,616
2.61%, 08/01/60 (a)	300,000	164,304
3.95%, 08/01/19 (a)	100,000	69,210
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	35,934
4.26%, 11/01/47 (a)	150,000	122,414
3.81%, 11/01/49 (a)	250,000	183,472
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	75,000	45,671
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	80,027
3.17%, 11/01/51 (a)	225,000	148,415
3.32%, 11/01/61 (a)	75,000	47,348
Novartis Capital Corp.
3.90%, 11/05/28 (a)	130,000	129,130
4.10%, 03/16/29 (a)	300,000	298,488
3.80%, 09/18/29 (a)	175,000	172,109
2.20%, 08/14/30 (a)	350,000	320,169
4.10%, 11/05/30 (a)	420,000	413,490
4.40%, 03/18/31 (a)	450,000	447,907
4.00%, 09/18/31 (a)	150,000	147,080
4.30%, 11/05/32 (a)	170,000	166,760
4.60%, 03/18/33 (a)	500,000	496,695
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 09/18/34 (a)	350,000	337,522
4.60%, 11/05/35 (a)	170,000	166,440
4.90%, 03/18/36 (a)	575,000	572,769
3.70%, 09/21/42	100,000	81,956
4.40%, 05/06/44	850,000	748,306
5.20%, 11/05/45 (a)	60,000	57,808
4.00%, 11/20/45 (a)	425,000	351,768
5.60%, 03/18/46 (a)	275,000	278,220
2.75%, 08/14/50 (a)	400,000	253,444
4.70%, 09/18/54 (a)	300,000	264,723
5.30%, 11/05/55 (a)	100,000	96,574
5.70%, 03/18/56 (a)	575,000	584,671
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	30,523
NYU Langone Hospitals
5.75%, 07/01/43	200,000	202,296
4.78%, 07/01/44	50,000	45,860
4.37%, 07/01/47 (a)	100,000	85,575
3.38%, 07/01/55 (a)(c)	150,000	101,774
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	50,000	42,681
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	133,526
2.83%, 11/15/41 (a)	75,000	54,746
3.04%, 11/15/50 (a)	100,000	66,708
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	100,000	102,889
4.09%, 10/01/48 (a)	125,000	100,365
3.33%, 10/01/50 (a)	50,000	35,170
PeaceHealth Obligated Group
4.34%, 11/15/28 (a)	375,000	372,900
4.86%, 11/15/32 (a)	75,000	74,723
4.79%, 11/15/48 (a)	75,000	65,285
3.22%, 11/15/50 (a)	100,000	66,905
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29 (a)	175,000	176,087
4.70%, 02/16/34 (a)	100,000	99,715
PepsiCo, Inc.
3.00%, 10/15/27 (a)	375,000	370,256
4.45%, 02/07/28 (a)	650,000	653,341
3.60%, 02/18/28 (a)	150,000	148,749
4.45%, 05/15/28 (a)	125,000	125,793
4.10%, 01/15/29 (a)	130,000	129,721
7.00%, 03/01/29	150,000	160,467
4.50%, 07/17/29 (a)	150,000	151,019
2.63%, 07/29/29 (a)	250,000	238,017
4.60%, 02/07/30 (a)	200,000	202,230
2.75%, 03/19/30 (a)	400,000	377,604
1.63%, 05/01/30 (a)	200,000	180,464
4.30%, 07/23/30 (a)	120,000	120,197
1.40%, 02/25/31 (a)	200,000	174,620
1.95%, 10/21/31 (a)	250,000	220,430
3.90%, 07/18/32 (a)	350,000	340,004
4.65%, 07/23/32 (a)	150,000	150,947
4.45%, 02/15/33 (a)	250,000	250,172
4.80%, 07/17/34 (a)	200,000	201,344
5.00%, 02/07/35 (a)	325,000	328,302
5.00%, 07/23/35 (a)	320,000	322,986
5.50%, 01/15/40	150,000	154,271
3.50%, 03/19/40 (a)	50,000	41,655
4.88%, 11/01/40	75,000	72,242
2.63%, 10/21/41 (a)	150,000	107,624
4.00%, 03/05/42	100,000	85,215
3.60%, 08/13/42	75,000	60,153
4.25%, 10/22/44 (a)	50,000	42,784
4.45%, 04/14/46 (a)	200,000	174,070

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 10/06/46 (a)	300,000	223,515
4.00%, 05/02/47 (a)	100,000	80,656
3.38%, 07/29/49 (a)	75,000	53,579
2.88%, 10/15/49 (a)	350,000	227,832
3.63%, 03/19/50 (a)	200,000	148,936
2.75%, 10/21/51 (a)	400,000	248,300
4.20%, 07/18/52 (a)	100,000	81,390
4.65%, 02/15/53 (a)	250,000	219,417
5.25%, 07/17/54 (a)	275,000	265,072
3.88%, 03/19/60 (a)	100,000	74,466
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	975,000	978,169
4.65%, 05/19/30 (a)	725,000	729,024
4.75%, 05/19/33 (a)	1,275,000	1,268,306
5.11%, 05/19/43 (a)	1,029,000	978,178
5.30%, 05/19/53 (a)	1,525,000	1,431,822
5.34%, 05/19/63 (a)	1,050,000	968,919
Pfizer, Inc.
3.88%, 11/15/27	180,000	179,518
3.60%, 09/15/28 (a)	200,000	197,564
3.45%, 03/15/29 (a)	550,000	538,279
2.63%, 04/01/30 (a)	375,000	351,225
1.70%, 05/28/30 (a)	200,000	180,024
4.20%, 11/15/30 (a)	430,000	426,104
1.75%, 08/18/31 (a)	200,000	175,038
4.50%, 11/15/32 (a)	330,000	326,037
4.88%, 11/15/35 (a)	305,000	302,069
4.00%, 12/15/36	300,000	276,378
4.10%, 09/15/38 (a)	150,000	135,939
3.90%, 03/15/39 (a)	250,000	218,132
7.20%, 03/15/39	660,000	772,675
2.55%, 05/28/40 (a)	200,000	145,700
5.60%, 09/15/40	125,000	128,716
4.30%, 06/15/43	150,000	129,441
4.40%, 05/15/44	330,000	288,229
4.13%, 12/15/46	450,000	370,201
4.20%, 09/15/48 (a)	350,000	286,755
4.00%, 03/15/49 (a)	400,000	316,728
2.70%, 05/28/50 (a)	375,000	232,620
5.60%, 11/15/55 (a)	90,000	89,213
5.70%, 11/15/65 (a)	90,000	88,352
Pharmacia LLC
6.60%, 12/01/28	150,000	157,944
Philip Morris International, Inc.
3.13%, 08/17/27 (a)	100,000	98,773
4.38%, 11/01/27	400,000	400,880
5.13%, 11/17/27 (a)	400,000	404,688
4.88%, 02/15/28 (a)	375,000	378,349
3.13%, 03/02/28 (a)	100,000	98,008
4.13%, 04/28/28	200,000	199,190
5.25%, 09/07/28 (a)	150,000	152,870
3.88%, 10/27/28 (a)	175,000	173,252
4.88%, 02/13/29 (a)	200,000	202,180
4.13%, 04/27/29 (a)	200,000	198,260
3.38%, 08/15/29 (a)	150,000	145,209
4.63%, 11/01/29 (a)	225,000	226,132
5.63%, 11/17/29 (a)	250,000	258,637
5.13%, 02/15/30 (a)	525,000	535,164
4.38%, 04/30/30 (a)	200,000	198,636
2.10%, 05/01/30 (a)	150,000	136,904
5.50%, 09/07/30 (a)	125,000	129,278
4.00%, 10/29/30 (a)	200,000	195,766
1.75%, 11/01/30 (a)	150,000	133,187
5.13%, 02/13/31 (a)	325,000	332,078
4.75%, 11/01/31 (a)	225,000	226,084
4.25%, 10/29/32 (a)	150,000	145,794
5.75%, 11/17/32 (a)	400,000	420,104
5.38%, 02/15/33 (a)	575,000	592,215
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 09/07/33 (a)	275,000	287,196
5.25%, 02/13/34 (a)	450,000	458,604
4.90%, 11/01/34 (a)	225,000	224,275
4.88%, 04/30/35 (a)	200,000	197,556
4.63%, 10/29/35 (a)	150,000	144,977
4.88%, 04/29/36 (a)	200,000	196,296
6.38%, 05/16/38	400,000	438,536
4.38%, 11/15/41	250,000	219,365
4.50%, 03/20/42	250,000	220,585
3.88%, 08/21/42	200,000	163,434
4.13%, 03/04/43	175,000	146,850
4.88%, 11/15/43	175,000	159,502
4.25%, 11/10/44	875,000	734,606
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	141,466
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	192,062
3.50%, 03/01/32 (a)	275,000	249,923
6.25%, 07/01/33 (a)	275,000	287,452
6.88%, 05/15/34 (a)	100,000	108,197
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	104,587
5.60%, 03/01/31 (a)	90,000	89,879
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	50,000	43,740
Procter & Gamble Co.
2.85%, 08/11/27	275,000	271,268
3.95%, 01/26/28	250,000	249,800
4.35%, 01/29/29	200,000	201,284
4.15%, 10/24/29	100,000	100,378
3.00%, 03/25/30	450,000	430,285
4.05%, 05/01/30	250,000	248,907
1.20%, 10/29/30	350,000	306,666
1.95%, 04/23/31	325,000	291,577
2.30%, 02/01/32	200,000	181,010
4.10%, 11/03/32	250,000	245,557
4.05%, 01/26/33	150,000	147,677
4.55%, 01/29/34	150,000	150,144
5.80%, 08/15/34	100,000	107,592
4.55%, 10/24/34	75,000	75,167
4.60%, 05/01/35	150,000	149,349
4.35%, 11/03/35	100,000	97,070
5.55%, 03/05/37	150,000	159,644
3.55%, 03/25/40	100,000	85,489
3.50%, 10/25/47	100,000	76,009
3.60%, 03/25/50	100,000	76,681
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	187,068
5.37%, 10/01/32 (a)	70,000	71,424
5.40%, 10/01/33 (a)	100,000	102,197
3.74%, 10/01/47	100,000	74,894
3.93%, 10/01/48 (a)	100,000	76,335
2.70%, 10/01/51 (a)	150,000	88,103
Queen's Health Systems
4.81%, 07/01/52 (a)	50,000	43,994
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	150,000	150,720
4.20%, 06/30/29 (a)	100,000	99,114
4.63%, 12/15/29 (a)	100,000	100,373
2.95%, 06/30/30 (a)	150,000	140,648
2.80%, 06/30/31 (a)	100,000	91,612
6.40%, 11/30/33 (a)	375,000	407,677
5.00%, 12/15/34 (a)	150,000	149,451
5.00%, 06/30/36 (a)	125,000	122,790
4.70%, 03/30/45 (a)	75,000	66,866
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	50,000	33,474

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	400,000	354,376
2.80%, 09/15/50 (a)	150,000	91,238
Revvity, Inc.
1.90%, 09/15/28 (a)	100,000	94,160
3.30%, 09/15/29 (a)	550,000	527,131
2.55%, 03/15/31 (a)	100,000	90,005
2.25%, 09/15/31 (a)	75,000	65,875
3.63%, 03/15/51 (a)	50,000	35,387
Reynolds American, Inc.
5.70%, 08/15/35 (a)	150,000	154,878
7.25%, 06/15/37	175,000	200,063
6.15%, 09/15/43	100,000	101,564
5.85%, 08/15/45 (a)	575,000	565,305
Royalty Pharma PLC
1.75%, 09/02/27 (a)	350,000	338,761
5.15%, 09/02/29 (a)	75,000	76,129
2.20%, 09/02/30 (a)	500,000	452,170
4.45%, 03/25/31 (a)	110,000	108,370
2.15%, 09/02/31 (a)	150,000	131,861
5.40%, 09/02/34 (a)	75,000	75,947
5.20%, 09/25/35 (a)	160,000	158,962
3.30%, 09/02/40 (a)	200,000	155,056
3.55%, 09/02/50 (a)	350,000	244,023
3.35%, 09/02/51 (a)	150,000	100,272
5.90%, 09/02/54 (a)	150,000	148,590
5.95%, 09/25/55 (a)	90,000	89,830
Rush System for Health Obligated Group
3.92%, 11/15/29 (a)	100,000	97,971
Sanofi SA
3.75%, 11/03/27	100,000	99,544
3.63%, 06/19/28 (a)	450,000	445,198
3.80%, 11/03/28 (a)	100,000	99,007
4.20%, 11/03/32 (a)	200,000	196,198
Seattle Children's Hospital
2.72%, 10/01/50 (a)	100,000	61,532
Sentara Health
2.93%, 11/01/51 (a)	75,000	47,627
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	30,433
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	222,805
5.40%, 03/20/34 (a)	275,000	278,993
Solventum Corp.
5.40%, 03/01/29 (a)	200,000	203,996
5.45%, 03/13/31 (a)	200,000	205,410
5.60%, 03/23/34 (a)	425,000	435,901
5.90%, 04/30/54 (a)	350,000	346,440
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	100,731
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	95,643
3.80%, 11/15/48 (a)	150,000	115,605
3.03%, 08/15/51 (a)	75,000	48,836
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	136,782
3.75%, 03/15/51 (a)	150,000	107,927
Stryker Corp.
4.70%, 02/10/28 (a)	150,000	150,863
3.65%, 03/07/28 (a)	150,000	148,254
4.85%, 12/08/28 (a)	175,000	176,997
4.25%, 09/11/29 (a)	325,000	322,988
4.85%, 02/10/30 (a)	150,000	151,613
1.95%, 06/15/30 (a)	200,000	181,084
4.63%, 09/11/34 (a)	150,000	146,645
5.20%, 02/10/35 (a)	300,000	303,852
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 04/01/43 (a)	75,000	62,338
4.38%, 05/15/44 (a)	100,000	84,971
4.63%, 03/15/46 (a)	325,000	284,531
2.90%, 06/15/50 (a)	150,000	96,440
Summa Health
3.51%, 11/15/51 (a)	50,000	36,969
Sutter Health
3.70%, 08/15/28 (a)	150,000	147,878
2.29%, 08/15/30 (a)	100,000	91,194
5.21%, 08/15/32 (a)	100,000	102,292
5.16%, 08/15/33 (a)	75,000	76,086
5.54%, 08/15/35 (a)	200,000	207,118
3.16%, 08/15/40 (a)	100,000	77,786
4.09%, 08/15/48 (a)	65,000	52,283
3.36%, 08/15/50 (a)	250,000	174,735
5.55%, 08/15/53 (a)	100,000	98,419
Sysco Corp.
3.25%, 07/15/27 (a)	150,000	148,307
5.75%, 01/17/29 (a)	75,000	77,117
2.40%, 02/15/30 (a)	100,000	92,153
5.95%, 04/01/30 (a)	200,000	207,890
5.10%, 09/23/30 (a)	125,000	126,570
4.40%, 07/25/31 (a)	100,000	97,708
2.45%, 12/14/31 (a)	150,000	133,149
6.00%, 01/17/34 (a)	100,000	105,644
5.40%, 03/23/35 (a)	100,000	100,727
5.38%, 09/21/35	175,000	175,252
4.95%, 03/25/36 (a)	250,000	241,812
6.60%, 04/01/40 (a)	75,000	81,427
4.85%, 10/01/45 (a)	100,000	87,681
4.50%, 04/01/46 (a)	525,000	436,763
4.45%, 03/15/48 (a)	100,000	81,594
3.30%, 02/15/50 (a)	100,000	67,088
6.60%, 04/01/50 (a)	350,000	373,369
3.15%, 12/14/51 (a)	150,000	95,916
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	250,000	252,697
2.05%, 03/31/30 (a)	500,000	455,240
5.30%, 07/05/34 (a)	700,000	710,906
3.03%, 07/09/40 (a)	400,000	303,344
5.65%, 07/05/44 (a)	200,000	198,234
3.18%, 07/09/50 (a)	450,000	298,584
5.65%, 07/05/54 (a)	200,000	194,424
3.38%, 07/09/60 (a)	200,000	127,536
5.80%, 07/05/64 (a)	200,000	195,626
Takeda U.S. Financing, Inc.
5.20%, 07/07/35 (a)	300,000	300,732
5.90%, 07/07/55 (a)	200,000	201,106
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	113,314
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27 (a)	100,000	100,858
1.75%, 10/15/28 (a)	175,000	164,939
5.00%, 01/31/29 (a)	300,000	304,914
2.60%, 10/01/29 (a)	250,000	236,040
4.98%, 08/10/30 (a)	150,000	152,714
4.22%, 02/12/31 (a)	275,000	271,169
4.20%, 03/01/31 (a)	100,000	98,545
2.00%, 10/15/31 (a)	250,000	220,612
4.47%, 10/07/32 (a)	200,000	196,942
4.95%, 11/21/32 (a)	200,000	202,532
4.55%, 06/15/33 (a)	200,000	197,086
5.09%, 08/10/33 (a)	200,000	203,162
5.20%, 01/31/34 (a)	100,000	102,333
4.79%, 10/07/35 (a)	225,000	221,519
4.90%, 02/12/36 (a)	325,000	321,581
4.89%, 10/07/37 (a)	100,000	98,512

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 10/15/41 (a)	400,000	291,960
5.40%, 08/10/43 (a)	250,000	247,380
5.30%, 02/01/44 (a)	120,000	116,579
5.55%, 02/12/46 (a)	250,000	247,987
4.10%, 08/15/47 (a)	150,000	123,615
Toledo Hospital
5.33%, 11/15/28	150,000	150,828
5.75%, 11/15/38 (a)	100,000	99,779
6.02%, 11/15/48	75,000	71,382
Trinity Health Corp.
4.13%, 12/01/45	100,000	82,161
3.43%, 12/01/48	75,000	55,133
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	350,000	347,721
4.35%, 03/01/29 (a)	250,000	248,997
5.40%, 03/15/29 (a)	100,000	102,290
5.70%, 03/15/34 (a)	175,000	181,340
4.88%, 08/15/34 (a)	250,000	245,822
4.95%, 02/20/36 (a)	100,000	97,758
5.15%, 08/15/44 (a)	150,000	139,875
4.55%, 06/02/47 (a)	200,000	171,116
5.10%, 09/28/48 (a)	425,000	391,085
UMass Memorial Health Care Obligated Group
5.36%, 07/01/52 (a)	100,000	92,179
Unilever Capital Corp.
4.25%, 08/12/27 (a)	150,000	150,356
3.50%, 03/22/28 (a)	450,000	444,951
4.88%, 09/08/28 (a)	150,000	152,046
2.13%, 09/06/29 (a)	150,000	140,408
1.38%, 09/14/30 (a)	100,000	88,340
1.75%, 08/12/31 (a)	250,000	218,710
5.90%, 11/15/32	300,000	322,299
5.00%, 12/08/33 (a)	250,000	255,550
4.63%, 08/12/34 (a)	250,000	247,427
2.63%, 08/12/51 (a)	100,000	61,625
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	100,000	99,191
2.65%, 10/15/30 (a)	225,000	203,382
2.65%, 01/15/32 (a)	200,000	175,144
5.05%, 10/15/34 (a)	100,000	96,374
UPMC
5.04%, 05/15/33 (a)	200,000	201,478
5.38%, 05/15/43 (a)	50,000	47,734
Utah Acquisition Sub, Inc.
5.25%, 06/15/46 (a)	200,000	168,032
Viatris, Inc.
2.30%, 06/22/27 (a)	175,000	170,753
2.70%, 06/22/30 (a)	300,000	274,332
3.85%, 06/22/40 (a)	500,000	390,870
4.00%, 06/22/50 (a)	500,000	341,865
WakeMed
3.29%, 10/01/52 (a)	100,000	66,772
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	63,432
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	75,000	64,587
3.07%, 03/01/51 (a)	150,000	94,374
Wyeth LLC
6.50%, 02/01/34	150,000	165,241
6.00%, 02/15/36	100,000	106,820
5.95%, 04/01/37	550,000	585,310
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	100,000	58,857
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 (a)	100,000	102,071
5.05%, 02/19/30 (a)	100,000	101,417
2.60%, 11/24/31 (a)	150,000	134,621
5.20%, 09/15/34 (a)	225,000	225,515
5.50%, 02/19/35 (a)	250,000	255,277
5.75%, 11/30/39	75,000	76,022
4.45%, 08/15/45 (a)	75,000	64,918
Zoetis, Inc.
3.00%, 09/12/27 (a)	375,000	369,097
4.15%, 08/17/28 (a)	150,000	149,189
3.90%, 08/20/28 (a)	100,000	98,820
2.00%, 05/15/30 (a)	150,000	135,740
5.60%, 11/16/32 (a)	275,000	286,360
5.00%, 08/17/35 (a)	175,000	173,117
4.70%, 02/01/43 (a)	395,000	352,648
3.95%, 09/12/47 (a)	100,000	78,108
4.45%, 08/20/48 (a)	75,000	62,522
3.00%, 05/15/50 (a)	100,000	64,692
		296,821,301
Energy 1.7%
Antero Resources Corp.
5.40%, 02/01/36 (a)	200,000	197,740
APA Corp.
4.25%, 01/15/30 (a)	100,000	98,680
6.10%, 02/15/35 (a)	300,000	312,057
6.00%, 01/15/37	75,000	76,639
5.10%, 09/01/40 (a)(c)	125,000	115,408
5.35%, 07/01/49 (a)	75,000	66,079
6.75%, 02/15/55 (a)	100,000	105,151
Baker Hughes Holdings LLC
5.13%, 09/15/40	300,000	289,692
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	350,000	345,324
4.05%, 03/11/29 (a)	150,000	148,659
3.14%, 11/07/29 (a)	100,000	95,921
4.49%, 05/01/30 (a)	150,000	149,738
4.35%, 06/15/31 (a)	300,000	295,176
4.65%, 06/15/33 (a)	200,000	196,462
5.00%, 06/15/36 (a)	500,000	492,100
4.08%, 12/15/47 (a)	375,000	300,397
5.85%, 06/15/56 (a)	500,000	499,280
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	350,000	349,657
4.80%, 05/03/29 (a)	100,000	100,385
3.40%, 02/15/31 (a)	100,000	93,685
3.60%, 09/01/32 (a)	100,000	92,755
5.63%, 08/01/34 (a)	225,000	231,115
5.38%, 02/15/36 (a)	100,000	99,684
BP Capital Markets America, Inc.
5.02%, 11/17/27 (a)	275,000	278,129
3.94%, 09/21/28 (a)	400,000	396,544
4.23%, 11/06/28 (a)	525,000	523,493
4.70%, 04/10/29 (a)	325,000	327,463
4.97%, 10/17/29 (a)	150,000	152,489
4.87%, 11/25/29 (a)	200,000	202,780
3.63%, 04/06/30 (a)	300,000	291,498
1.75%, 08/10/30 (a)	200,000	179,322
2.72%, 01/12/32 (a)	475,000	429,561
4.81%, 02/13/33 (a)	550,000	549,956
4.89%, 09/11/33 (a)	375,000	375,240
4.99%, 04/10/34 (a)	250,000	251,410
5.23%, 11/17/34 (a)	525,000	534,670
3.06%, 06/17/41 (a)	375,000	284,002
3.00%, 02/24/50 (a)	525,000	343,654
2.77%, 11/10/50 (a)	425,000	263,198

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.94%, 06/04/51 (a)	600,000	382,056
3.00%, 03/17/52 (a)	325,000	208,016
3.38%, 02/08/61 (a)	575,000	373,894
BP Capital Markets PLC
3.28%, 09/19/27 (a)	275,000	272,627
3.72%, 11/28/28 (a)	275,000	270,845
Burlington Resources LLC
7.20%, 08/15/31	75,000	83,479
5.95%, 10/15/36	75,000	80,272
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	325,000	323,732
5.00%, 12/15/29 (a)	140,000	142,127
2.95%, 07/15/30 (a)	100,000	93,961
7.20%, 01/15/32	75,000	83,490
6.45%, 06/30/33	95,000	103,091
5.40%, 12/15/34 (a)	150,000	152,294
5.85%, 02/01/35	100,000	104,402
6.50%, 02/15/37	100,000	108,201
6.25%, 03/15/38	280,000	297,735
6.75%, 02/01/39	150,000	164,803
4.95%, 06/01/47 (a)	200,000	178,786
Cenovus Energy, Inc.
4.65%, 03/20/31 (a)	90,000	89,303
2.65%, 01/15/32 (a)	100,000	89,405
5.40%, 03/20/36 (a)	90,000	89,961
5.25%, 06/15/37 (a)	76,000	74,159
6.75%, 11/15/39	275,000	303,979
5.40%, 06/15/47 (a)	150,000	139,260
3.75%, 02/15/52 (a)	200,000	144,308
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	225,000	225,983
3.70%, 11/15/29 (a)	325,000	315,656
2.74%, 12/31/39 (a)	100,000	84,663
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	600,000	597,192
4.00%, 03/01/31 (a)	400,000	385,852
3.25%, 01/31/32 (a)	325,000	298,434
5.95%, 06/30/33 (a)	300,000	314,673
5.75%, 08/15/34 (a)	300,000	311,250
5.55%, 10/30/35 (a)	275,000	280,651
5.35%, 11/30/36 (a)(e)(g)	250,000	250,100
6.05%, 11/30/56 (a)(e)(g)	200,000	202,154
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	299,715
5.65%, 04/15/34 (a)	375,000	386,310
5.20%, 07/30/36 (a)(e)	275,000	271,348
6.00%, 07/30/56 (a)(e)	200,000	199,848
Chevron Corp.
2.24%, 05/11/30 (a)	275,000	254,034
3.08%, 05/11/50 (a)	325,000	218,969
Chevron USA, Inc.
1.02%, 08/12/27 (a)	150,000	144,939
3.95%, 08/13/27	100,000	99,957
3.85%, 01/15/28 (a)	100,000	99,632
4.48%, 02/26/28 (a)	325,000	326,859
4.05%, 08/13/28 (a)	150,000	149,595
3.25%, 10/15/29 (a)	100,000	96,850
4.69%, 04/15/30 (a)	450,000	454,518
4.30%, 10/15/30 (a)	375,000	374,685
4.82%, 04/15/32 (a)	125,000	126,899
4.50%, 10/15/32 (a)	425,000	425,370
4.98%, 04/15/35 (a)	250,000	252,945
4.85%, 10/15/35 (a)	275,000	275,349
6.00%, 03/01/41 (a)	100,000	108,309
5.25%, 11/15/43 (a)	50,000	49,893
2.34%, 08/12/50 (a)	150,000	86,556
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	100,000	99,375
ConocoPhillips
5.90%, 10/15/32	100,000	107,116
5.90%, 05/15/38	125,000	132,601
6.50%, 02/01/39	300,000	332,694
4.88%, 10/01/47 (a)	100,000	88,850
ConocoPhillips Co.
6.95%, 04/15/29	650,000	694,973
4.70%, 01/15/30 (a)	250,000	251,840
4.85%, 01/15/32 (a)	225,000	227,491
5.05%, 09/15/33 (a)	250,000	254,092
5.00%, 01/15/35 (a)	250,000	250,575
3.76%, 03/15/42 (a)	150,000	122,360
4.30%, 11/15/44 (a)	150,000	126,729
5.95%, 03/15/46 (a)	60,000	61,679
3.80%, 03/15/52 (a)	325,000	239,964
5.30%, 05/15/53 (a)	325,000	304,340
5.55%, 03/15/54 (a)	300,000	291,339
5.50%, 01/15/55 (a)	350,000	336,822
4.03%, 03/15/62 (a)	482,000	353,354
5.70%, 09/15/63 (a)	150,000	146,306
5.65%, 01/15/65 (a)	150,000	145,175
Continental Resources, Inc.
4.38%, 01/15/28 (a)	250,000	248,795
4.90%, 06/01/44 (a)	175,000	144,058
Coterra Energy, Inc.
4.38%, 03/15/29 (a)	100,000	99,608
5.60%, 03/15/34 (a)	250,000	258,205
5.40%, 02/15/35 (a)	150,000	152,021
5.90%, 02/15/55 (a)	150,000	147,887
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	100,000	101,073
5.13%, 05/15/29 (a)	200,000	202,930
8.13%, 08/16/30	125,000	141,544
3.25%, 02/15/32 (a)	100,000	91,779
5.60%, 04/01/44 (a)	75,000	71,734
Devon Energy Corp.
5.25%, 10/15/27 (a)	130,000	130,047
5.88%, 06/15/28 (a)(e)	30,000	30,032
4.50%, 01/15/30 (a)	130,000	129,516
7.88%, 09/30/31	200,000	229,454
7.95%, 04/15/32	100,000	115,116
5.20%, 09/15/34 (a)	300,000	302,118
5.60%, 07/15/41 (a)	350,000	346,472
4.75%, 05/15/42 (a)	250,000	223,805
5.00%, 06/15/45 (a)	175,000	157,636
5.75%, 09/15/54 (a)	200,000	193,508
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	250,000	242,517
5.15%, 01/30/30 (a)	150,000	153,089
3.13%, 03/24/31 (a)	350,000	327,974
6.25%, 03/15/33 (a)	350,000	375,809
5.40%, 04/18/34 (a)	300,000	306,939
5.55%, 04/01/35 (a)	350,000	361,095
6.25%, 03/15/53 (a)	225,000	234,256
5.75%, 04/18/54 (a)	400,000	393,360
5.90%, 04/18/64 (a)	325,000	322,244
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	200,000	208,334
5.65%, 10/15/54 (a)	250,000	238,832
6.20%, 01/15/55 (a)	100,000	102,595
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	100,000	94,700
4.80%, 11/01/43 (a)(e)	100,000	88,900
4.60%, 12/15/44 (a)	75,000	64,568

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enbridge Energy Partners LP
7.50%, 04/15/38	100,000	116,358
5.50%, 09/15/40 (a)	230,000	226,357
7.38%, 10/15/45 (a)	175,000	203,478
Enbridge, Inc.
3.70%, 07/15/27 (a)	150,000	148,980
4.60%, 06/20/28 (a)	320,000	321,126
6.00%, 11/15/28 (a)	150,000	155,193
4.20%, 11/20/28 (a)	90,000	89,409
5.30%, 04/05/29 (a)	150,000	152,981
3.13%, 11/15/29 (a)	425,000	405,467
4.90%, 06/20/30 (a)	110,000	110,882
6.20%, 11/15/30 (a)	300,000	317,178
4.50%, 02/15/31 (a)	90,000	89,058
4.85%, 03/27/31 (a)	250,000	250,947
5.70%, 03/08/33 (a)	575,000	597,902
2.50%, 08/01/33 (a)	200,000	171,144
5.63%, 04/05/34 (a)	375,000	388,500
5.55%, 06/20/35 (a)	270,000	276,817
5.20%, 11/20/35 (a)	90,000	90,129
5.45%, 03/27/36 (a)	250,000	253,652
4.50%, 06/10/44 (a)	100,000	85,196
5.50%, 12/01/46 (a)	175,000	168,777
4.00%, 11/15/49 (a)	100,000	76,497
3.40%, 08/01/51 (a)	325,000	222,297
6.70%, 11/15/53 (a)	350,000	386,351
5.95%, 04/05/54 (a)	350,000	352,845
7.20%, 06/27/54 (a)(b)	125,000	133,635
7.38%, 03/15/55 (a)(b)	100,000	105,836
Energy Transfer LP
5.50%, 06/01/27 (a)	150,000	151,373
4.00%, 10/01/27 (a)	100,000	99,593
5.55%, 02/15/28 (a)	300,000	305,100
4.95%, 05/15/28 (a)	150,000	151,287
4.95%, 06/15/28 (a)	250,000	252,085
6.10%, 12/01/28 (a)	150,000	155,376
5.25%, 04/15/29 (a)	400,000	407,056
5.25%, 07/01/29 (a)	200,000	203,796
4.15%, 09/15/29 (a)	100,000	98,587
5.20%, 04/01/30 (a)	125,000	127,538
3.75%, 05/15/30 (a)	350,000	338,159
6.40%, 12/01/30 (a)	200,000	213,126
4.55%, 01/15/31 (a)	200,000	198,300
5.75%, 02/15/33 (a)	400,000	416,808
6.55%, 12/01/33 (a)	750,000	815,467
5.55%, 05/15/34 (a)	700,000	715,673
5.60%, 09/01/34 (a)	325,000	332,615
4.90%, 03/15/35 (a)	205,000	200,791
5.70%, 04/01/35 (a)	350,000	360,279
5.35%, 01/15/36 (a)	300,000	299,844
6.63%, 10/15/36	100,000	108,652
5.80%, 06/15/38 (a)	100,000	102,072
7.50%, 07/01/38	200,000	231,950
6.05%, 06/01/41 (a)	175,000	178,594
6.50%, 02/01/42 (a)	200,000	211,778
6.10%, 02/15/42	50,000	50,136
4.95%, 01/15/43 (a)	100,000	88,607
5.15%, 02/01/43 (a)	100,000	90,729
5.95%, 10/01/43 (a)	100,000	98,786
5.30%, 04/01/44 (a)	150,000	137,039
5.00%, 05/15/44 (a)	150,000	132,458
5.15%, 03/15/45 (a)	275,000	245,380
5.35%, 05/15/45 (a)	175,000	159,556
6.13%, 12/15/45 (a)	290,000	288,483
5.30%, 04/15/47 (a)	200,000	179,834
5.40%, 10/01/47 (a)	400,000	363,924
6.00%, 06/15/48 (a)	275,000	268,279
6.25%, 04/15/49 (a)	450,000	450,945
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 05/15/50 (a)	500,000	425,950
5.95%, 05/15/54 (a)	425,000	410,397
6.05%, 09/01/54 (a)	325,000	317,317
6.20%, 04/01/55 (a)	275,000	273,586
6.30%, 01/15/56 (a)	250,000	252,605
Eni USA, Inc.
7.30%, 11/15/27	100,000	103,981
Enterprise Products Operating LLC
4.30%, 06/20/28 (a)	290,000	289,791
4.15%, 10/16/28 (a)	400,000	398,980
3.13%, 07/31/29 (a)	350,000	336,920
2.80%, 01/31/30 (a)	350,000	330,074
4.60%, 01/15/31 (a)	390,000	390,039
5.35%, 01/31/33 (a)	300,000	309,195
6.88%, 03/01/33	100,000	111,739
4.85%, 01/31/34 (a)	300,000	299,544
6.65%, 10/15/34	75,000	83,266
4.95%, 02/15/35 (a)	300,000	299,796
5.20%, 01/15/36 (a)	365,000	367,672
7.55%, 04/15/38	100,000	118,790
6.13%, 10/15/39	200,000	213,812
6.45%, 09/01/40	200,000	219,676
5.95%, 02/01/41	200,000	209,442
5.70%, 02/15/42	200,000	203,168
4.85%, 08/15/42 (a)	200,000	184,600
4.45%, 02/15/43 (a)	325,000	284,645
4.85%, 03/15/44 (a)	400,000	366,372
5.10%, 02/15/45 (a)	350,000	328,251
4.90%, 05/15/46 (a)	200,000	181,088
4.25%, 02/15/48 (a)	250,000	205,445
4.80%, 02/01/49 (a)	325,000	287,150
4.20%, 01/31/50 (a)	325,000	262,691
3.70%, 01/31/51 (a)	200,000	147,182
3.20%, 02/15/52 (a)	200,000	132,886
3.30%, 02/15/53 (a)	180,000	120,904
4.95%, 10/15/54 (a)	75,000	66,536
5.55%, 02/16/55 (a)	400,000	387,844
3.95%, 01/31/60 (a)	275,000	202,493
5.25%, 08/16/77 (a)(b)	275,000	274,714
5.38%, 02/15/78 (a)(b)	200,000	199,618
EOG Resources, Inc.
4.40%, 07/15/28 (a)	215,000	215,226
4.38%, 04/15/30 (a)	300,000	298,653
4.40%, 01/15/31 (a)	140,000	138,604
5.00%, 07/15/32 (a)	230,000	232,813
3.90%, 04/01/35 (a)	199,000	183,844
5.35%, 01/15/36 (a)	330,000	335,379
4.95%, 04/15/50 (a)	150,000	134,492
5.65%, 12/01/54 (a)	350,000	344,946
5.95%, 07/15/55 (a)	165,000	169,117
EQT Corp.
3.90%, 10/01/27 (a)	97,000	96,400
5.70%, 04/01/28 (a)	100,000	102,093
5.00%, 01/15/29 (a)	100,000	100,847
7.00%, 02/01/30 (a)(h)	250,000	266,787
7.50%, 06/01/30 (a)	100,000	108,306
4.75%, 01/15/31 (a)	275,000	273,496
5.75%, 02/01/34 (a)	150,000	155,114
Expand Energy Corp.
5.38%, 02/01/29 (a)	125,000	125,018
5.38%, 03/15/30 (a)	300,000	302,664
4.75%, 02/01/32 (a)	350,000	343,518
5.70%, 01/15/35 (a)	150,000	153,194
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	200,000	189,558
3.48%, 03/19/30 (a)	500,000	485,300
2.61%, 10/15/30 (a)	500,000	466,115

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 08/16/39 (a)	150,000	119,441
4.23%, 03/19/40 (a)	625,000	566,306
3.57%, 03/06/45 (a)	230,000	179,195
4.11%, 03/01/46 (a)	650,000	542,178
3.10%, 08/16/49 (a)	425,000	289,221
4.33%, 03/19/50 (a)	700,000	586,901
3.45%, 04/15/51 (a)	725,000	520,325
Halliburton Co.
2.92%, 03/01/30 (a)	200,000	188,268
4.85%, 11/15/35 (a)	175,000	170,602
6.70%, 09/15/38	225,000	250,414
7.45%, 09/15/39	200,000	235,658
4.50%, 11/15/41 (a)	150,000	130,976
4.75%, 08/01/43 (a)	275,000	245,217
5.00%, 11/15/45 (a)	505,000	458,409
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	75,000	75,118
4.85%, 12/01/29 (a)	75,000	75,149
2.90%, 09/29/31 (a)	100,000	90,111
5.50%, 12/01/34 (a)	450,000	445,545
Hess Corp.
7.88%, 10/01/29	100,000	110,700
7.30%, 08/15/31	200,000	224,566
7.13%, 03/15/33	200,000	226,974
6.00%, 01/15/40	190,000	201,297
5.60%, 02/15/41	350,000	358,064
5.80%, 04/01/47 (a)	100,000	102,259
HF Sinclair Corp.
5.00%, 02/01/28 (a)	100,000	99,812
4.50%, 10/01/30 (a)	100,000	98,044
5.75%, 01/15/31 (a)	225,000	230,472
5.50%, 09/01/32 (a)	100,000	101,025
6.25%, 01/15/35 (a)	150,000	156,147
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	50,000	55,604
7.75%, 03/15/32	50,000	57,223
7.30%, 08/15/33	100,000	113,666
5.80%, 03/15/35	150,000	156,438
6.50%, 02/01/37	75,000	81,443
6.95%, 01/15/38	330,000	371,009
6.50%, 09/01/39	200,000	216,454
6.55%, 09/15/40	75,000	80,738
7.50%, 11/15/40	100,000	117,265
6.38%, 03/01/41	175,000	185,747
5.63%, 09/01/41	50,000	49,376
5.00%, 08/15/42 (a)	225,000	205,468
4.70%, 11/01/42 (a)	195,000	171,731
5.00%, 03/01/43 (a)	225,000	205,090
5.50%, 03/01/44 (a)	200,000	191,988
5.40%, 09/01/44 (a)	95,000	89,979
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	375,000	375,037
5.00%, 02/01/29 (a)	200,000	202,706
5.10%, 08/01/29 (a)	100,000	101,619
5.15%, 06/01/30 (a)	200,000	204,296
2.00%, 02/15/31 (a)	250,000	221,960
7.80%, 08/01/31	100,000	113,923
7.75%, 01/15/32	300,000	343,431
4.80%, 02/01/33 (a)	200,000	198,676
5.20%, 06/01/33 (a)	350,000	356,573
5.40%, 02/01/34 (a)	275,000	281,814
5.30%, 12/01/34 (a)	300,000	303,969
5.85%, 06/01/35 (a)	150,000	157,518
5.55%, 06/01/45 (a)	455,000	440,167
5.05%, 02/15/46 (a)	200,000	181,274
5.20%, 03/01/48 (a)	250,000	229,177
3.25%, 08/01/50 (a)	100,000	66,547
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 02/15/51 (a)	300,000	211,980
5.45%, 08/01/52 (a)	150,000	141,059
5.95%, 08/01/54 (a)	175,000	176,057
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	100,000	98,813
5.15%, 03/01/30 (a)	200,000	203,502
5.70%, 03/01/35 (a)	150,000	154,643
6.50%, 03/01/41 (a)	470,000	506,317
4.75%, 09/15/44 (a)	150,000	131,073
4.50%, 04/01/48 (a)	350,000	283,094
5.00%, 09/15/54 (a)	100,000	85,585
MPLX LP
4.25%, 12/01/27 (a)	325,000	324,217
4.00%, 03/15/28 (a)	450,000	446,683
4.80%, 02/15/29 (a)	250,000	251,502
2.65%, 08/15/30 (a)	400,000	369,440
4.80%, 02/15/31 (a)	200,000	200,020
4.95%, 09/01/32 (a)	300,000	299,418
5.00%, 01/15/33 (a)	150,000	149,450
5.00%, 03/01/33 (a)	325,000	324,194
5.50%, 06/01/34 (a)	425,000	431,966
5.40%, 04/01/35 (a)	300,000	301,254
5.40%, 09/15/35 (a)	400,000	400,696
5.30%, 04/01/36 (a)	375,000	371,059
4.50%, 04/15/38 (a)	475,000	431,870
5.20%, 03/01/47 (a)	275,000	247,791
5.20%, 12/01/47 (a)	100,000	89,763
4.70%, 04/15/48 (a)	400,000	333,184
5.50%, 02/15/49 (a)	400,000	368,696
4.95%, 03/14/52 (a)	400,000	339,796
5.65%, 03/01/53 (a)	100,000	93,298
5.95%, 04/01/55 (a)	275,000	267,404
6.20%, 09/15/55 (a)	275,000	276,521
6.10%, 04/01/56 (a)	100,000	99,361
4.90%, 04/15/58 (a)	100,000	81,925
National Fuel Gas Co.
3.95%, 09/15/27 (a)	100,000	99,173
4.75%, 09/01/28 (a)	100,000	100,010
5.50%, 03/15/30 (a)	95,000	97,126
2.95%, 03/01/31 (a)	150,000	136,839
5.95%, 03/15/35 (a)	95,000	98,648
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	96,811
3.95%, 12/01/42 (a)	225,000	181,251
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	300,000	341,265
6.63%, 09/01/30 (a)	375,000	400,144
7.50%, 05/01/31	200,000	223,012
7.88%, 09/15/31	225,000	256,205
5.38%, 01/01/32 (a)	300,000	308,580
5.55%, 10/01/34 (a)	325,000	335,380
6.45%, 09/15/36	450,000	489,402
7.95%, 06/15/39	75,000	90,148
6.20%, 03/15/40	150,000	157,759
6.60%, 03/15/46 (a)	325,000	348,631
4.40%, 04/15/46 (a)	100,000	82,747
4.20%, 03/15/48 (a)	50,000	39,435
6.05%, 10/01/54 (a)	200,000	202,630
ONEOK Partners LP
6.65%, 10/01/36	225,000	245,167
6.85%, 10/15/37	125,000	137,398
6.13%, 02/01/41 (a)	150,000	153,720
6.20%, 09/15/43 (a)	75,000	76,465
ONEOK, Inc.
4.00%, 07/13/27 (a)	150,000	149,492
4.25%, 09/24/27 (a)	200,000	199,618
4.55%, 07/15/28 (a)	150,000	150,101

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 11/01/28 (a)	150,000	153,563
4.35%, 03/15/29 (a)	150,000	149,073
5.38%, 06/01/29 (a)	100,000	101,790
3.40%, 09/01/29 (a)	325,000	312,543
4.40%, 10/15/29 (a)	275,000	273,111
3.10%, 03/15/30 (a)	275,000	259,982
3.25%, 06/01/30 (a)	100,000	94,613
5.80%, 11/01/30 (a)	275,000	285,475
6.35%, 01/15/31 (a)	270,000	285,976
4.75%, 10/15/31 (a)	250,000	248,477
4.95%, 10/15/32 (a)	150,000	149,577
6.10%, 11/15/32 (a)	150,000	158,461
6.05%, 09/01/33 (a)	400,000	420,976
5.65%, 09/01/34 (a)	100,000	102,532
5.05%, 11/01/34 (a)	450,000	442,948
6.00%, 06/15/35	175,000	182,194
5.40%, 10/15/35 (a)	300,000	301,158
5.15%, 10/15/43 (a)	225,000	203,686
5.60%, 04/01/44 (a)	75,000	70,712
5.05%, 04/01/45 (a)	75,000	66,074
4.25%, 09/15/46 (a)	225,000	176,186
5.45%, 06/01/47 (a)	200,000	183,658
4.95%, 07/13/47 (a)	100,000	86,273
4.20%, 10/03/47 (a)	100,000	77,142
5.20%, 07/15/48 (a)	200,000	177,958
4.85%, 02/01/49 (a)	100,000	84,225
4.45%, 09/01/49 (a)	100,000	80,990
3.95%, 03/01/50 (a)	150,000	108,860
7.15%, 01/15/51 (a)	50,000	55,242
6.63%, 09/01/53 (a)	475,000	499,329
5.70%, 11/01/54 (a)	375,000	349,789
6.25%, 10/15/55 (a)	325,000	326,888
5.85%, 11/01/64 (a)	150,000	141,030
Ovintiv, Inc.
8.13%, 09/15/30	100,000	112,072
7.20%, 11/01/31	75,000	82,647
7.38%, 11/01/31	200,000	222,240
6.25%, 07/15/33 (a)	100,000	106,100
6.50%, 08/15/34	100,000	107,689
6.63%, 08/15/37	100,000	107,473
6.50%, 02/01/38	175,000	186,076
7.10%, 07/15/53 (a)	100,000	111,042
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	75,000	74,759
5.15%, 11/15/29 (a)	100,000	100,673
7.15%, 10/01/33 (a)	100,000	108,539
6.05%, 05/15/36 (a)	125,000	125,596
Phillips 66
3.90%, 03/15/28 (a)	150,000	148,706
2.15%, 12/15/30 (a)	300,000	269,682
4.65%, 11/15/34 (a)	350,000	340,578
5.88%, 05/01/42	425,000	429,046
4.88%, 11/15/44 (a)	450,000	400,684
3.30%, 03/15/52 (a)	200,000	131,918
Phillips 66 Co.
4.95%, 12/01/27 (a)	150,000	151,269
3.75%, 03/01/28 (a)	100,000	98,828
3.15%, 12/15/29 (a)	100,000	95,337
5.25%, 06/15/31 (a)	225,000	229,795
5.30%, 06/30/33 (a)	350,000	356,583
4.95%, 03/15/35 (a)	100,000	99,394
4.68%, 02/15/45 (a)	100,000	85,917
4.90%, 10/01/46 (a)	150,000	131,700
5.65%, 06/15/54 (a)	100,000	94,863
5.50%, 03/15/55 (a)	100,000	93,240
5.88%, 03/15/56 (a)(b)	355,000	352,866
6.20%, 03/15/56 (a)(b)	330,000	331,633
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	325,000	293,400
2.15%, 01/15/31 (a)	200,000	180,180
Plains All American Pipeline LP
5.95%, 06/15/35 (a)	275,000	284,691
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	275,000	265,628
3.80%, 09/15/30 (a)	150,000	144,374
4.70%, 01/15/31 (a)	225,000	223,965
5.70%, 09/15/34 (a)	150,000	153,870
5.60%, 01/15/36 (a)	250,000	252,157
6.65%, 01/15/37	225,000	245,086
5.15%, 06/01/42 (a)	100,000	92,046
4.30%, 01/31/43 (a)	50,000	41,447
4.70%, 06/15/44 (a)	250,000	216,650
4.90%, 02/15/45 (a)	150,000	133,047
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	325,000	323,778
4.50%, 05/15/30 (a)	675,000	671,058
5.90%, 09/15/37 (a)	94,397	98,566
Schlumberger Investment SA
2.65%, 06/26/30 (a)	100,000	93,432
4.55%, 05/07/31 (a)	125,000	124,770
4.80%, 05/07/33 (a)	125,000	124,850
5.15%, 05/07/36 (a)	250,000	250,222
Shell Finance U.S., Inc.
3.88%, 11/13/28 (a)(e)	300,000	297,786
2.38%, 11/07/29 (a)	250,000	234,357
2.75%, 04/06/30 (a)	425,000	400,001
4.13%, 11/06/30 (a)	305,000	300,474
4.13%, 05/11/35	275,000	260,793
4.75%, 01/06/36 (a)	280,000	275,503
6.38%, 12/15/38 (e)	500,000	550,170
5.50%, 03/25/40 (e)	225,000	227,990
5.13%, 10/15/41 (e)	200,000	192,504
4.55%, 08/12/43	175,000	155,533
4.38%, 05/11/45	630,000	539,343
4.00%, 05/10/46	480,000	385,195
3.75%, 09/12/46	200,000	154,974
3.13%, 11/07/49 (a)(e)	200,000	134,764
3.25%, 04/06/50 (a)	475,000	329,659
3.00%, 11/26/51 (a)(e)	200,000	130,136
Shell International Finance BV
3.88%, 11/13/28 (a)	250,000	248,762
2.38%, 11/07/29 (a)	100,000	93,696
2.75%, 04/06/30 (a)	125,000	118,813
4.13%, 05/11/35	75,000	73,826
6.38%, 12/15/38	200,000	220,290
2.88%, 11/26/41 (a)	200,000	146,616
3.63%, 08/21/42	255,000	202,712
4.38%, 05/11/45	75,000	63,995
4.00%, 05/10/46	75,000	60,308
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	150,000	150,605
5.03%, 10/01/29 (a)	300,000	301,842
5.58%, 10/01/34 (a)	350,000	349,968
6.18%, 10/01/54 (a)	150,000	145,005
Spectra Energy Partners LP
5.95%, 09/25/43 (a)	75,000	75,781
4.50%, 03/15/45 (a)	150,000	127,556
Suncor Energy, Inc.
7.15%, 02/01/32	100,000	110,887
5.95%, 12/01/34	275,000	289,066
6.80%, 05/15/38	221,000	243,896
6.50%, 06/15/38	75,000	80,504
6.85%, 06/01/39	150,000	166,992

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/47 (a)	150,000	115,421
3.75%, 03/04/51 (a)	150,000	108,495
Targa Resources Corp.
5.20%, 07/01/27 (a)	150,000	151,226
4.35%, 01/15/29 (a)	140,000	139,496
6.15%, 03/01/29 (a)	200,000	208,084
4.90%, 09/15/30 (a)	125,000	125,863
4.35%, 04/15/31 (a)	200,000	196,006
4.20%, 02/01/33 (a)	150,000	142,880
6.13%, 03/15/33 (a)	175,000	185,440
6.50%, 03/30/34 (a)	350,000	380,135
5.50%, 02/15/35 (a)	325,000	330,606
5.55%, 08/15/35 (a)	325,000	330,379
5.65%, 02/15/36 (a)	240,000	245,508
5.40%, 07/30/36 (a)	280,000	280,364
4.95%, 04/15/52 (a)	150,000	129,138
6.25%, 07/01/52 (a)	100,000	101,932
6.50%, 02/15/53 (a)	275,000	289,822
6.13%, 05/15/55 (a)	300,000	301,371
6.05%, 05/15/56 (a)	200,000	198,832
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	200,000	200,068
5.50%, 03/01/30 (a)	250,000	253,165
4.88%, 02/01/31 (a)	200,000	200,024
4.00%, 01/15/32 (a)	275,000	262,028
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	105,530
7.63%, 04/01/37	75,000	87,938
Texas Eastern Transmission LP
7.00%, 07/15/32	100,000	110,653
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	425,000	416,415
2.83%, 01/10/30 (a)	400,000	378,880
2.99%, 06/29/41 (a)	175,000	131,294
3.46%, 07/12/49 (a)	200,000	143,636
3.13%, 05/29/50 (a)	700,000	471,303
3.39%, 06/29/60 (a)	150,000	98,237
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	148,997
5.15%, 04/05/34 (a)	275,000	280,494
4.72%, 09/10/34 (a)	200,000	198,582
5.49%, 04/05/54 (a)	450,000	437,170
5.28%, 09/10/54 (a)	275,000	259,102
5.64%, 04/05/64 (a)	350,000	339,804
5.43%, 09/10/64 (a)	350,000	330,564
TotalEnergies Capital USA LLC
4.25%, 01/13/31 (a)	275,000	271,760
4.57%, 01/13/33 (a)	325,000	321,152
4.86%, 01/13/36 (a)	150,000	148,022
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	250,000	249,065
4.10%, 04/15/30 (a)	300,000	293,976
4.63%, 03/01/34 (a)	300,000	290,925
5.60%, 03/31/34	100,000	102,690
5.85%, 03/15/36	100,000	104,430
6.20%, 10/15/37	325,000	346,086
7.25%, 08/15/38	225,000	258,626
7.63%, 01/15/39	350,000	414,617
6.10%, 06/01/40	250,000	262,200
5.00%, 10/16/43 (a)	75,000	69,493
4.88%, 05/15/48 (a)	150,000	133,845
5.10%, 03/15/49 (a)	200,000	187,392
6.13%, 10/17/56 (a)(b)	125,000	125,733
6.38%, 10/17/56 (a)(b)	125,000	126,165
7.00%, 06/01/65 (a)(b)	150,000	154,623
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	99,223
3.25%, 05/15/30 (a)	200,000	189,994
5.10%, 03/15/36 (a)	255,000	253,513
5.40%, 08/15/41 (a)	100,000	97,007
4.45%, 08/01/42 (a)	100,000	87,227
4.60%, 03/15/48 (a)	100,000	84,911
3.95%, 05/15/50 (a)	100,000	76,409
5.75%, 03/15/56 (a)	130,000	128,298
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	146,112
4.35%, 06/01/28 (a)	150,000	149,772
4.00%, 04/01/29 (a)	50,000	49,259
5.15%, 02/15/30 (a)	150,000	152,778
2.80%, 12/01/31 (a)	75,000	67,836
7.50%, 04/15/32	350,000	398,433
5.15%, 03/10/36 (a)	200,000	198,126
6.63%, 06/15/37	425,000	469,200
4.90%, 03/15/45	130,000	115,003
3.65%, 12/01/51 (a)	150,000	104,873
4.00%, 06/01/52 (a)	150,000	110,961
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	100,052
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	90,000	89,989
5.70%, 08/01/35 (a)	440,000	449,627
Western Midstream Operating LP
4.50%, 03/01/28 (a)	200,000	199,868
4.75%, 08/15/28 (a)	50,000	50,065
6.35%, 01/15/29 (a)	100,000	103,941
4.05%, 02/01/30 (a)(f)	325,000	315,975
4.80%, 03/01/31 (a)	100,000	99,357
6.15%, 04/01/33 (a)	150,000	157,821
5.45%, 11/15/34 (a)	250,000	250,447
5.50%, 12/15/35 (a)	200,000	199,332
5.45%, 04/01/44 (a)	225,000	205,945
5.30%, 03/01/48 (a)	150,000	131,070
5.50%, 08/15/48 (a)	100,000	88,859
5.25%, 02/01/50 (a)(f)	300,000	262,269
Williams Cos., Inc.
3.75%, 06/15/27 (a)	275,000	273,685
5.30%, 08/15/28 (a)	150,000	152,756
4.90%, 03/15/29 (a)	200,000	201,900
4.80%, 11/15/29 (a)	225,000	226,836
4.63%, 06/30/30 (a)	150,000	149,942
3.50%, 11/15/30 (a)	325,000	309,328
7.50%, 01/15/31	75,000	83,608
2.60%, 03/15/31 (a)	775,000	703,289
8.75%, 03/15/32	150,000	178,510
4.65%, 08/15/32 (a)	300,000	296,907
5.65%, 03/15/33 (a)	350,000	362,264
5.15%, 03/15/34 (a)	350,000	350,959
5.60%, 03/15/35 (a)	275,000	281,845
5.30%, 09/30/35 (a)	150,000	150,312
5.15%, 03/15/36 (a)	350,000	345,786
6.30%, 04/15/40	350,000	372,323
5.80%, 11/15/43 (a)	72,000	71,462
5.40%, 03/04/44 (a)	100,000	94,866
5.75%, 06/24/44 (a)	275,000	272,294
4.90%, 01/15/45 (a)	100,000	88,835
5.10%, 09/15/45 (a)	275,000	252,455
4.85%, 03/01/48 (a)	225,000	195,921
3.50%, 10/15/51 (a)	125,000	86,734
5.30%, 08/15/52 (a)	150,000	137,499
5.80%, 11/15/54 (a)	150,000	146,867
6.00%, 03/15/55 (a)	175,000	175,702
5.95%, 03/15/56 (a)	275,000	273,878

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	200,000	201,304
5.40%, 05/19/30 (a)	350,000	356,979
5.70%, 05/19/32 (a)	100,000	103,595
5.10%, 09/12/34 (a)	325,000	322,497
6.00%, 05/19/35 (a)	350,000	365,869
5.70%, 09/12/54 (a)	150,000	143,766
		140,941,532
Industrial Other 0.1%
American University
3.67%, 04/01/49	100,000	75,284
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	150,000	153,936
5.95%, 04/15/35 (a)	150,000	151,776
Brown University
2.92%, 09/01/50 (a)	150,000	99,249
California Institute of Technology
4.32%, 08/01/45	100,000	86,839
4.70%, 11/01/11	100,000	79,326
3.65%, 09/01/19 (a)	150,000	94,464
Case Western Reserve University
5.41%, 06/01/22 (a)	100,000	90,474
Cintas Corp. No. 2
4.20%, 05/01/28 (a)	75,000	74,947
4.00%, 05/01/32 (a)	250,000	242,625
Claremont Mckenna College
3.78%, 01/01/22 (a)	50,000	32,133
Cornell University
4.17%, 06/15/30 (a)	90,000	89,303
4.84%, 06/15/34 (a)	225,000	226,564
4.73%, 06/15/35 (a)	90,000	89,190
Duke University
2.68%, 10/01/44	100,000	73,561
2.76%, 10/01/50	100,000	64,080
2.83%, 10/01/55	100,000	62,731
Emory University
2.97%, 09/01/50 (a)	150,000	99,495
George Washington University
4.30%, 09/15/44	100,000	84,685
4.87%, 09/15/45	50,000	45,591
4.13%, 09/15/48 (a)	250,000	202,025
Georgetown University
4.32%, 04/01/49 (a)	50,000	41,377
2.94%, 04/01/50 (a)	100,000	64,424
5.22%, 10/01/18 (a)	250,000	217,902
Howard University
5.21%, 10/01/52 (a)	50,000	41,414
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	129,200
5.90%, 03/01/33 (a)	100,000	103,521
Jacobs Solutions, Inc.
4.75%, 03/03/31 (a)	600,000	593,580
Johns Hopkins University
4.71%, 07/01/32 (a)	125,000	126,299
4.08%, 07/01/53	100,000	80,748
2.81%, 01/01/60 (a)	75,000	43,520
Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	194,764
4.15%, 08/01/30 (a)	150,000	149,020
3.65%, 05/01/48 (a)	275,000	214,016
2.41%, 06/01/50 (a)	50,000	29,856
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	137,577
2.99%, 07/01/50 (a)	100,000	67,029
2.29%, 07/01/51 (a)	100,000	57,025
3.07%, 04/01/52 (a)	100,000	67,060
5.62%, 06/01/55 (a)	150,000	153,076
5.60%, 07/01/11	150,000	147,399
4.68%, 07/01/14	175,000	144,891
3.89%, 07/01/16	350,000	240,684
MasTec, Inc.
5.90%, 06/15/29 (a)	200,000	205,832
Northeastern University
2.89%, 10/01/50	75,000	49,466
Northwestern University
4.94%, 12/01/35 (a)	175,000	176,001
4.64%, 12/01/44	100,000	93,782
2.64%, 12/01/50 (a)	100,000	62,043
3.66%, 12/01/57 (a)	75,000	54,578
President & Fellows of Harvard College
4.61%, 02/15/35 (a)(c)	400,000	397,112
5.26%, 03/15/36 (a)	75,000	77,726
4.88%, 10/15/40	75,000	73,823
3.15%, 07/15/46 (a)	100,000	72,822
2.52%, 10/15/50 (a)	100,000	60,805
3.75%, 11/15/52 (a)	100,000	76,488
3.30%, 07/15/56 (a)	375,000	256,320
Quanta Services, Inc.
4.75%, 08/09/27 (a)	100,000	100,403
4.30%, 08/09/28 (a)	100,000	99,839
2.90%, 10/01/30 (a)	175,000	163,168
4.50%, 01/15/31 (a)	100,000	99,136
2.35%, 01/15/32 (a)	150,000	131,859
5.25%, 08/09/34 (a)	250,000	252,887
5.10%, 08/09/35 (a)	100,000	99,724
3.05%, 10/01/41 (a)	150,000	111,016
Thomas Jefferson University
3.85%, 11/01/57 (a)	75,000	53,588
Trustees of Boston College
3.13%, 07/01/52	100,000	68,063
Trustees of Columbia University in the City of New York
4.36%, 10/01/35 (a)	75,000	72,416
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	50,000	49,906
Trustees of Princeton University
5.70%, 03/01/39	150,000	158,935
2.52%, 07/01/50 (a)	100,000	61,856
4.20%, 03/01/52 (a)	125,000	102,851
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	50,000	29,411
4.67%, 09/01/12	50,000	40,652
3.61%, 02/15/19 (a)	75,000	46,613
University of Chicago
2.76%, 04/01/45 (a)	100,000	78,679
2.55%, 04/01/50 (a)	100,000	65,019
4.00%, 10/01/53 (a)	50,000	39,605
University of Miami
4.06%, 04/01/52	100,000	78,174
University of Notre Dame du Lac
3.44%, 02/15/45	50,000	38,440
3.39%, 02/15/48 (a)	100,000	73,717
University of Southern California
3.03%, 10/01/39	150,000	122,373
3.84%, 10/01/47 (a)	75,000	59,570
2.95%, 10/01/51 (a)	400,000	259,524

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.98%, 10/01/53 (a)	100,000	92,010
3.23%, 10/01/20 (a)	100,000	56,138
Washington University
3.52%, 04/15/54 (a)	125,000	90,482
4.35%, 04/15/22 (a)	100,000	75,542
William Marsh Rice University
3.57%, 05/15/45	200,000	157,610
Yale University
1.48%, 04/15/30 (a)	175,000	158,167
4.70%, 04/15/32 (a)	100,000	101,348
2.40%, 04/15/50 (a)	100,000	59,746
		10,267,925
Technology 2.4%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	200,000	199,584
4.05%, 10/04/29 (a)	325,000	321,545
4.25%, 10/04/31 (a)	325,000	320,213
4.50%, 10/04/34 (a)	400,000	387,364
Adobe, Inc.
4.75%, 01/17/28 (a)	200,000	201,682
4.80%, 04/04/29 (a)	250,000	253,307
4.95%, 01/17/30 (a)	225,000	228,710
2.30%, 02/01/30 (a)	350,000	324,299
4.95%, 04/04/34 (a)	150,000	150,062
5.30%, 01/17/35 (a)	100,000	101,882
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	100,000	100,310
3.92%, 06/01/32 (a)	100,000	97,088
4.39%, 06/01/52 (a)	150,000	125,801
Alphabet, Inc.
0.80%, 08/15/27 (a)	450,000	433,890
3.88%, 11/15/28 (a)	180,000	179,006
3.70%, 02/15/29 (a)	650,000	641,504
4.00%, 05/15/30 (a)	150,000	148,394
1.10%, 08/15/30 (a)	700,000	615,608
4.10%, 11/15/30 (a)	460,000	455,285
4.10%, 02/15/31 (a)	800,000	789,520
4.38%, 11/15/32 (a)	230,000	227,019
4.40%, 02/15/33 (a)	825,000	811,998
4.50%, 05/15/35 (a)	250,000	245,085
4.70%, 11/15/35 (a)	925,000	909,654
4.80%, 02/15/36 (a)	1,150,000	1,137,557
1.90%, 08/15/40 (a)	250,000	166,543
5.35%, 11/15/45 (a)	545,000	532,220
5.50%, 02/15/46 (a)	650,000	643,773
2.05%, 08/15/50 (a)	700,000	376,334
5.25%, 05/15/55 (a)	450,000	424,534
5.45%, 11/15/55 (a)	1,040,000	1,004,848
5.65%, 02/15/56 (a)	1,050,000	1,043,521
2.25%, 08/15/60 (a)	525,000	265,718
5.30%, 05/15/65 (a)	300,000	278,007
5.75%, 02/15/66 (a)	455,000	451,769
5.70%, 11/15/75 (a)	710,000	693,137
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	136,241
Analog Devices, Inc.
3.45%, 06/15/27 (a)	100,000	99,471
4.25%, 06/15/28 (a)	160,000	159,970
1.70%, 10/01/28 (a)	200,000	188,522
4.50%, 06/15/30 (a)	120,000	119,988
2.10%, 10/01/31 (a)	200,000	176,742
5.05%, 04/01/34 (a)	100,000	101,833
2.80%, 10/01/41 (a)	200,000	145,988
5.30%, 12/15/45 (a)	200,000	193,840
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 10/01/51 (a)	250,000	161,905
5.30%, 04/01/54 (a)	150,000	144,204
Apple, Inc.
3.00%, 06/20/27 (a)	200,000	198,192
2.90%, 09/12/27 (a)	500,000	493,335
3.00%, 11/13/27 (a)	300,000	296,001
1.20%, 02/08/28 (a)	575,000	548,544
4.00%, 05/10/28 (a)	350,000	350,266
4.00%, 05/12/28 (a)	400,000	399,952
1.40%, 08/05/28 (a)	525,000	496,466
3.25%, 08/08/29 (a)	225,000	219,256
2.20%, 09/11/29 (a)	1,100,000	1,037,652
4.15%, 05/10/30 (a)	100,000	100,154
1.65%, 05/11/30 (a)	450,000	408,177
4.20%, 05/12/30 (a)	200,000	200,588
1.25%, 08/20/30 (a)	350,000	310,023
1.65%, 02/08/31 (a)	700,000	624,022
1.70%, 08/05/31 (a)	200,000	176,304
4.50%, 05/12/32 (a)	200,000	202,714
3.35%, 08/08/32 (a)	400,000	380,456
4.30%, 05/10/33 (a)	175,000	175,025
4.75%, 05/12/35 (a)	200,000	202,140
4.50%, 02/23/36 (a)(c)	350,000	348,845
2.38%, 02/08/41 (a)	300,000	213,687
3.85%, 05/04/43	830,000	692,427
4.45%, 05/06/44 (c)	250,000	223,302
3.45%, 02/09/45	550,000	423,395
4.38%, 05/13/45	525,000	461,218
4.65%, 02/23/46 (a)	1,025,000	926,846
3.85%, 08/04/46 (a)	550,000	441,067
4.25%, 02/09/47 (a)	320,000	271,021
3.75%, 09/12/47 (a)	300,000	234,219
3.75%, 11/13/47 (a)	250,000	195,083
2.95%, 09/11/49 (a)	400,000	265,520
2.65%, 05/11/50 (a)	675,000	418,432
2.40%, 08/20/50 (a)	250,000	146,040
2.65%, 02/08/51 (a)	825,000	506,682
2.70%, 08/05/51 (a)	550,000	340,279
3.95%, 08/08/52 (a)	500,000	391,295
4.85%, 05/10/53 (a)	375,000	348,352
2.55%, 08/20/60 (a)	550,000	300,223
2.80%, 02/08/61 (a)	575,000	333,034
2.85%, 08/05/61 (a)	275,000	160,729
4.10%, 08/08/62 (a)	275,000	212,567
Applied Materials, Inc.
4.80%, 06/15/29 (a)	150,000	152,169
1.75%, 06/01/30 (a)	150,000	135,186
4.00%, 01/15/31 (a)	175,000	171,444
5.10%, 10/01/35 (a)	175,000	177,662
4.60%, 01/15/36 (a)	80,000	77,694
5.85%, 06/15/41	300,000	316,332
4.35%, 04/01/47 (a)	200,000	170,984
2.75%, 06/01/50 (a)	150,000	95,778
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	150,000	148,475
5.15%, 08/21/29 (a)	100,000	100,991
2.95%, 02/15/32 (a)	100,000	89,043
5.88%, 04/10/34 (a)	100,000	103,136
Atlassian Corp.
5.25%, 05/15/29 (a)	100,000	101,180
5.50%, 05/15/34 (a)	100,000	100,069
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	99,179
2.85%, 01/15/30 (a)	100,000	94,072
2.40%, 12/15/31 (a)	275,000	242,690
5.30%, 06/15/35 (a)	165,000	165,302

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	200,000	191,048
1.25%, 09/01/30 (a)	200,000	175,970
4.75%, 05/08/32 (a)	200,000	200,844
4.45%, 09/09/34 (a)	325,000	318,250
5.00%, 05/07/36 (a)	250,000	249,422
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	102,497
3.00%, 05/15/31 (a)	50,000	45,309
5.50%, 06/01/32 (a)	50,000	50,717
Baidu, Inc.
3.63%, 07/06/27	300,000	297,789
4.38%, 03/29/28 (a)	200,000	199,962
4.88%, 11/14/28 (a)	200,000	202,096
2.38%, 08/23/31 (a)(c)	200,000	181,102
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	150,000	148,422
Broadcom, Inc.
5.05%, 07/12/27 (a)	289,000	291,902
1.95%, 02/15/28 (a)	175,000	168,511
4.80%, 04/15/28 (a)	200,000	201,926
4.00%, 04/15/29 (a)(e)	150,000	148,286
4.75%, 04/15/29 (a)	400,000	403,528
5.05%, 07/12/29 (a)	600,000	610,668
4.35%, 02/15/30 (a)	500,000	497,085
5.00%, 04/15/30 (a)	150,000	152,189
5.05%, 04/15/30 (a)	150,000	152,570
4.60%, 07/15/30 (a)	560,000	560,202
4.20%, 10/15/30 (a)	180,000	177,347
4.15%, 11/15/30 (a)	500,000	491,385
4.30%, 01/15/31 (a)	250,000	247,182
2.45%, 02/15/31 (a)	675,000	613,285
5.15%, 11/15/31 (a)	325,000	331,942
4.55%, 02/15/32 (a)	150,000	148,577
4.15%, 04/15/32 (a)(e)	250,000	241,792
5.20%, 04/15/32 (a)	200,000	204,284
4.90%, 07/15/32 (a)	460,000	462,516
4.30%, 11/15/32 (a)	550,000	534,363
4.60%, 01/15/33 (a)	250,000	246,485
2.60%, 02/15/33 (a)	450,000	392,602
3.42%, 04/15/33 (a)	575,000	525,717
3.47%, 04/15/34 (a)	850,000	765,892
4.80%, 10/15/34 (a)	850,000	836,893
5.20%, 07/15/35 (a)	650,000	653,705
3.14%, 11/15/35 (a)(e)	850,000	723,860
4.95%, 01/15/36 (a)	325,000	321,282
4.80%, 02/15/36 (a)	575,000	559,849
3.19%, 11/15/36 (a)(e)	725,000	607,216
4.93%, 05/15/37 (a)(e)	663,000	644,370
4.90%, 02/15/38 (a)	460,000	444,457
3.50%, 02/15/41 (a)	750,000	600,615
3.75%, 02/15/51 (a)	575,000	430,985
5.70%, 01/15/56 (a)	275,000	274,461
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	300,000	281,625
2.60%, 05/01/31 (a)	200,000	178,848
5.75%, 05/15/36 (a)	125,000	125,496
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	99,875
4.30%, 09/10/29 (a)	200,000	198,864
4.70%, 09/10/34 (a)	300,000	296,058
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (a)	200,000	197,550
3.28%, 12/01/28 (a)	100,000	95,951
3.25%, 02/15/29 (a)	225,000	214,722
5.10%, 03/01/30 (a)	100,000	99,792
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.57%, 12/01/31 (a)	350,000	319,980
5.55%, 08/22/34 (a)	100,000	98,953
CGI, Inc.
4.95%, 03/14/30 (a)	125,000	124,820
2.30%, 09/14/31 (a)	100,000	87,121
Cisco Systems, Inc.
4.55%, 02/24/28 (a)	300,000	302,205
4.85%, 02/26/29 (a)	700,000	710,612
4.75%, 02/24/30 (a)	200,000	202,606
4.95%, 02/26/31 (a)	650,000	663,832
4.95%, 02/24/32 (a)	200,000	203,550
5.05%, 02/26/34 (a)	650,000	659,236
5.10%, 02/24/35 (a)	350,000	355,376
5.90%, 02/15/39	550,000	586,311
5.50%, 01/15/40	525,000	537,773
5.30%, 02/26/54 (a)	525,000	499,348
5.50%, 02/24/55 (a)	150,000	147,032
5.35%, 02/26/64 (a)	250,000	235,117
Concentrix Corp.
6.60%, 08/02/28 (a)	300,000	298,980
6.50%, 03/01/29 (a)	150,000	147,434
6.85%, 08/02/33 (a)	100,000	91,412
Corning, Inc.
4.70%, 03/15/37	125,000	120,378
5.75%, 08/15/40	100,000	102,346
4.75%, 03/15/42	100,000	91,364
5.35%, 11/15/48 (a)	150,000	142,731
3.90%, 11/15/49 (a)	100,000	76,312
4.38%, 11/15/57 (a)	150,000	120,495
5.85%, 11/15/68 (a)	50,000	49,122
5.45%, 11/15/79 (a)	340,000	314,551
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	97,000	98,638
5.25%, 02/01/28 (a)	294,000	298,057
4.75%, 04/01/28 (a)	170,000	171,030
4.15%, 02/15/29 (a)	130,000	128,954
5.30%, 10/01/29 (a)	466,000	476,135
4.35%, 02/01/30 (a)	145,000	143,783
5.00%, 04/01/30 (a)	295,000	298,985
6.20%, 07/15/30 (a)	197,000	207,740
4.50%, 02/15/31 (a)	320,000	317,587
5.30%, 04/01/32 (a)	295,000	301,549
4.75%, 10/06/32 (a)	320,000	318,003
5.75%, 02/01/33 (a)	294,000	307,718
5.40%, 04/15/34 (a)	295,000	301,708
4.85%, 02/01/35 (a)	245,000	240,859
5.50%, 04/01/35 (a)	270,000	276,472
5.10%, 02/15/36 (a)	320,000	317,622
8.10%, 07/15/36 (a)	283,000	340,208
3.38%, 12/15/41 (a)	195,000	150,078
8.35%, 07/15/46 (a)	210,000	266,622
3.45%, 12/15/51 (a)	145,000	101,786
Dell, Inc.
7.10%, 04/15/28	73,000	76,622
6.50%, 04/15/38	73,000	79,197
DXC Technology Co.
2.38%, 09/15/28 (a)	150,000	140,708
Equifax, Inc.
5.10%, 12/15/27 (a)	150,000	151,404
5.10%, 06/01/28 (a)	150,000	151,590
4.80%, 09/15/29 (a)	200,000	200,926
3.10%, 05/15/30 (a)	225,000	211,610
2.35%, 09/15/31 (a)	200,000	176,510
Equinix Asia Financing Corp. Pte. Ltd.
4.40%, 03/15/31 (a)	125,000	122,820

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 (a)	230,000	227,907
4.70%, 03/15/33 (a)	150,000	146,897
5.50%, 06/15/34 (a)	250,000	255,155
Equinix, Inc.
1.80%, 07/15/27 (a)	100,000	97,215
1.55%, 03/15/28 (a)	150,000	142,668
2.00%, 05/15/28 (a)	75,000	71,640
3.20%, 11/18/29 (a)	350,000	334,271
2.15%, 07/15/30 (a)	350,000	315,917
2.50%, 05/15/31 (a)	325,000	291,795
3.90%, 04/15/32 (a)	350,000	331,964
3.00%, 07/15/50 (a)	100,000	64,071
2.95%, 09/15/51 (a)	95,000	59,888
3.40%, 02/15/52 (a)	100,000	67,986
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	100,000	90,697
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	150,000	142,658
4.45%, 03/10/28	500,000	498,865
4.55%, 03/10/29 (a)	600,000	597,018
3.75%, 05/21/29 (a)	350,000	340,364
2.25%, 03/01/31 (a)	200,000	177,822
4.80%, 03/10/31 (a)	500,000	496,515
5.10%, 07/15/32 (a)	150,000	150,590
3.10%, 03/01/41 (a)	150,000	109,517
4.50%, 08/15/46 (a)	75,000	60,953
Fiserv, Inc.
2.25%, 06/01/27 (a)	200,000	195,938
5.45%, 03/02/28 (a)	300,000	303,924
5.38%, 08/21/28 (a)	150,000	152,024
4.20%, 10/01/28 (a)	300,000	296,928
3.50%, 07/01/29 (a)	775,000	745,325
4.75%, 03/15/30 (a)	250,000	248,415
2.65%, 06/01/30 (a)	225,000	206,260
4.55%, 02/15/31 (a)	250,000	245,120
5.35%, 03/15/31 (a)	175,000	177,254
5.60%, 03/02/33 (a)	250,000	253,675
5.63%, 08/21/33 (a)	350,000	354,942
5.45%, 03/15/34 (a)	150,000	149,505
5.15%, 08/12/34 (a)	250,000	243,705
5.25%, 08/11/35 (a)	225,000	220,363
4.40%, 07/01/49 (a)	775,000	595,091
Flex Ltd.
6.00%, 01/15/28 (a)	100,000	102,099
4.88%, 06/15/29 (a)	100,000	100,294
4.88%, 05/12/30 (a)	100,000	99,822
5.25%, 01/15/32 (a)	350,000	351,274
5.38%, 11/13/35 (a)	110,000	108,511
Fortinet, Inc.
2.20%, 03/15/31 (a)	100,000	89,519
Gartner, Inc.
4.95%, 03/20/31 (a)	60,000	58,564
5.60%, 11/20/35 (a)	80,000	76,648
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	125,000	128,271
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30 (a)	60,000	58,999
Global Payments, Inc.
4.95%, 08/15/27 (a)	450,000	451,629
4.55%, 03/15/28	125,000	124,748
4.45%, 06/01/28 (a)	100,000	99,366
4.50%, 11/15/28 (a)	470,000	466,381
3.20%, 08/15/29 (a)	375,000	355,069
5.30%, 08/15/29 (a)	100,000	100,959
2.90%, 05/15/30 (a)	225,000	206,764
4.88%, 11/15/30 (a)	435,000	428,271
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 11/15/31 (a)	150,000	132,536
5.40%, 08/15/32 (a)	150,000	150,125
5.20%, 11/15/32 (a)	180,000	176,675
5.40%, 03/15/33 (a)	150,000	148,089
5.55%, 11/15/35 (a)	445,000	434,151
4.15%, 08/15/49 (a)	250,000	183,420
5.95%, 08/15/52 (a)	150,000	142,562
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	160,000	159,402
4.40%, 09/25/27 (a)	200,000	199,948
4.50%, 03/23/28	125,000	125,059
5.25%, 07/01/28 (a)	100,000	101,483
4.15%, 09/15/28 (a)	650,000	645,027
4.60%, 03/23/29 (a)	150,000	150,066
4.55%, 10/15/29 (a)	425,000	424,116
4.40%, 10/15/30 (a)	150,000	147,650
4.85%, 10/15/31 (a)	250,000	249,720
5.25%, 04/01/33 (a)	150,000	151,221
5.00%, 10/15/34 (a)	500,000	490,775
6.20%, 10/15/35 (a)(c)	250,000	268,527
6.35%, 10/15/45 (a)	412,000	422,411
5.60%, 10/15/54 (a)	375,000	346,721
HP, Inc.
3.00%, 06/17/27 (a)	400,000	394,812
4.75%, 01/15/28 (a)	150,000	150,731
4.00%, 04/15/29 (a)	200,000	196,784
5.40%, 04/25/30 (a)	100,000	102,254
3.40%, 06/17/30 (a)	225,000	213,878
2.65%, 06/17/31 (a)	200,000	179,696
4.20%, 04/15/32 (a)	150,000	143,966
5.50%, 01/15/33 (a)	300,000	307,761
6.10%, 04/25/35 (a)	100,000	105,622
6.00%, 09/15/41 (c)	350,000	359,285
IBM International Capital Pte. Ltd.
4.60%, 02/05/29 (a)	100,000	100,349
4.75%, 02/05/31 (a)	150,000	150,669
4.90%, 02/05/34 (a)	500,000	496,565
5.25%, 02/05/44 (a)	200,000	187,118
5.30%, 02/05/54 (a)	350,000	317,103
Intel Corp.
3.75%, 08/05/27 (a)	250,000	248,535
4.88%, 02/10/28 (a)	550,000	553,784
1.60%, 08/12/28 (a)	200,000	188,276
4.00%, 08/05/29 (a)	200,000	196,724
2.45%, 11/15/29 (a)	525,000	489,326
5.13%, 02/10/30 (a)	250,000	253,987
3.90%, 03/25/30 (a)	500,000	486,345
5.00%, 02/21/31 (a)	100,000	101,100
4.65%, 06/01/31 (a)	250,000	248,155
2.00%, 08/12/31 (a)	325,000	283,761
4.15%, 08/05/32 (a)	250,000	240,315
4.00%, 12/15/32	150,000	141,921
5.20%, 02/10/33 (a)	575,000	582,843
5.00%, 08/15/33 (a)	250,000	249,387
5.15%, 02/21/34 (a)	275,000	276,463
5.30%, 05/15/36 (a)	500,000	499,545
4.60%, 03/25/40 (a)	150,000	135,456
2.80%, 08/12/41 (a)	150,000	105,672
4.80%, 10/01/41	170,000	152,633
4.25%, 12/15/42	100,000	83,080
5.63%, 02/10/43 (a)	300,000	292,191
4.90%, 07/29/45 (a)	175,000	153,270
4.10%, 05/19/46 (a)	250,000	195,045
4.10%, 05/11/47 (a)	325,000	250,997
3.73%, 12/08/47 (a)	525,000	380,929
3.25%, 11/15/49 (a)	475,000	311,809
4.75%, 03/25/50 (a)	600,000	499,692
3.05%, 08/12/51 (a)	250,000	156,895

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 08/05/52 (a)	550,000	466,218
5.70%, 02/10/53 (a)	525,000	499,028
5.60%, 02/21/54 (a)	325,000	306,654
6.13%, 05/15/56 (a)	500,000	503,770
3.10%, 02/15/60 (a)	160,000	92,403
4.95%, 03/25/60 (a)	300,000	250,890
3.20%, 08/12/61 (a)	175,000	102,673
5.05%, 08/05/62 (a)	300,000	251,913
5.90%, 02/10/63 (a)	350,000	337,848
6.20%, 05/15/66 (a)	325,000	326,875
International Business Machines Corp.
4.15%, 07/27/27 (a)	150,000	149,895
6.22%, 08/01/27	130,000	132,902
6.50%, 01/15/28	250,000	258,705
4.50%, 02/06/28 (a)	200,000	200,652
4.65%, 02/10/28 (a)	175,000	176,005
4.00%, 02/03/29 (a)	100,000	99,031
3.50%, 05/15/29	900,000	877,716
4.80%, 02/10/30 (a)	175,000	176,558
1.95%, 05/15/30 (a)	200,000	181,078
4.30%, 02/03/31 (a)	100,000	98,554
2.72%, 02/09/32 (a)	100,000	89,686
5.00%, 02/10/32 (a)	475,000	480,496
4.40%, 07/27/32 (a)	300,000	293,835
5.88%, 11/29/32	300,000	318,462
4.60%, 02/03/33 (a)	100,000	98,508
4.75%, 02/06/33 (a)	150,000	149,832
5.20%, 02/10/35 (a)	175,000	176,685
4.95%, 02/03/36 (a)	400,000	393,168
4.15%, 05/15/39	500,000	437,920
5.60%, 11/30/39	150,000	153,768
2.85%, 05/15/40 (a)	100,000	73,543
4.00%, 06/20/42	400,000	329,416
4.70%, 02/19/46	150,000	129,759
4.25%, 05/15/49	800,000	629,560
2.95%, 05/15/50 (a)	200,000	125,102
3.43%, 02/09/52 (a)	150,000	100,601
4.90%, 07/27/52 (a)	150,000	128,204
5.10%, 02/06/53 (a)	150,000	133,634
5.70%, 02/10/55 (a)	375,000	361,237
5.80%, 02/03/56 (a)	150,000	146,559
7.13%, 12/01/96	75,000	86,026
Intuit, Inc.
1.35%, 07/15/27 (a)	150,000	145,421
5.13%, 09/15/28 (a)	150,000	152,364
1.65%, 07/15/30 (a)	100,000	88,965
5.20%, 09/15/33 (a)(c)	300,000	303,411
5.50%, 09/15/53 (a)	325,000	293,719
Jabil, Inc.
3.95%, 01/12/28 (a)	100,000	99,067
4.20%, 02/01/29 (a)	100,000	98,762
5.45%, 02/01/29 (a)	150,000	152,637
3.60%, 01/15/30 (a)	100,000	95,996
3.00%, 01/15/31 (a)	200,000	184,268
4.75%, 02/01/33 (a)	100,000	97,773
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	100,000	97,104
2.00%, 12/10/30 (a)	75,000	66,058
5.95%, 03/15/41	100,000	100,397
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	100,000	95,115
5.35%, 07/30/30 (a)	150,000	153,725
4.95%, 10/15/34 (a)	200,000	198,676
KLA Corp.
4.10%, 03/15/29 (a)	400,000	397,360
4.65%, 07/15/32 (a)	200,000	200,724
4.70%, 02/01/34 (a)	100,000	99,297
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 03/15/49 (a)	75,000	68,998
3.30%, 03/01/50 (a)	150,000	103,907
4.95%, 07/15/52 (a)	475,000	431,357
5.25%, 07/15/62 (a)	150,000	138,921
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	75,000	70,450
3.15%, 10/15/31 (a)	150,000	125,961
6.35%, 02/20/34 (a)(c)	100,000	95,797
4.10%, 10/15/41 (a)	150,000	108,251
Lam Research Corp.
4.00%, 03/15/29 (a)	275,000	272,761
1.90%, 06/15/30 (a)	200,000	181,410
4.88%, 03/15/49 (a)	275,000	250,445
2.88%, 06/15/50 (a)	150,000	96,426
3.13%, 06/15/60 (a)	75,000	46,481
Leidos, Inc.
4.10%, 03/15/29 (a)	100,000	98,743
4.38%, 05/15/30 (a)	300,000	295,383
2.30%, 02/15/31 (a)	200,000	178,736
5.40%, 03/15/32 (a)	75,000	76,482
5.75%, 03/15/33 (a)	225,000	233,248
5.50%, 03/15/35 (a)	100,000	101,711
5.00%, 03/15/36 (a)	200,000	193,834
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	200,000	192,882
4.88%, 06/22/28 (a)	100,000	100,823
5.75%, 02/15/29 (a)	100,000	102,890
4.75%, 07/15/30 (a)	225,000	225,767
2.95%, 04/15/31 (a)	250,000	230,402
5.95%, 09/15/33 (a)	100,000	105,577
5.45%, 07/15/35 (a)	100,000	102,347
5.30%, 04/15/36 (a)	300,000	300,558
Mastercard, Inc.
4.10%, 01/15/28 (a)	250,000	250,097
3.50%, 02/26/28 (a)	200,000	198,060
4.88%, 03/09/28 (a)	275,000	278,490
4.55%, 03/15/28 (a)	175,000	176,150
2.95%, 06/01/29 (a)	275,000	265,342
3.35%, 03/26/30 (a)	425,000	410,206
1.90%, 03/15/31 (a)	225,000	200,786
2.00%, 11/18/31 (a)	275,000	243,477
4.35%, 01/15/32 (a)	350,000	346,591
4.95%, 03/15/32 (a)	95,000	97,273
4.85%, 03/09/33 (a)	150,000	151,994
4.88%, 05/09/34 (a)	275,000	276,801
4.55%, 01/15/35 (a)	225,000	220,583
3.80%, 11/21/46 (a)	100,000	78,603
3.95%, 02/26/48 (a)	100,000	79,209
3.65%, 06/01/49 (a)	275,000	206,170
3.85%, 03/26/50 (a)	425,000	330,063
2.95%, 03/15/51 (a)	150,000	97,547
Microchip Technology, Inc.
4.90%, 03/15/28	325,000	326,797
5.05%, 03/15/29 (a)	325,000	328,240
5.05%, 02/15/30 (a)	175,000	176,743
Micron Technology, Inc.
2.70%, 04/15/32 (a)	600,000	538,602
3.37%, 11/01/41 (a)	400,000	313,016
3.48%, 11/01/51 (a)	300,000	214,503
Microsoft Corp.
3.40%, 06/15/27 (a)	75,000	74,657
1.35%, 09/15/30 (a)	100,000	89,098
3.50%, 02/12/35 (a)	350,000	325,573
4.20%, 11/03/35 (a)	150,000	146,810
3.45%, 08/08/36 (a)	500,000	449,515
4.10%, 02/06/37 (a)	250,000	237,725
5.20%, 06/01/39	150,000	155,735

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 10/01/40	100,000	95,753
5.30%, 02/08/41	200,000	205,854
3.50%, 11/15/42	125,000	101,259
3.75%, 02/12/45 (a)	100,000	81,221
4.45%, 11/03/45 (a)	275,000	245,982
3.70%, 08/08/46 (a)	474,000	375,569
4.25%, 02/06/47 (a)	275,000	235,455
4.50%, 06/15/47 (a)	100,000	88,137
2.53%, 06/01/50 (a)	1,650,000	994,587
2.50%, 09/15/50 (a)	425,000	253,750
2.92%, 03/17/52 (a)	1,625,000	1,048,482
4.00%, 02/12/55 (a)	150,000	117,051
3.95%, 08/08/56 (a)	75,000	57,575
4.50%, 02/06/57 (a)	150,000	128,532
2.68%, 06/01/60 (a)	1,029,000	577,804
3.04%, 03/17/62 (a)	595,000	365,288
Mobility Global, Inc.
5.05%, 06/15/29 (a)(e)	175,000	175,868
5.45%, 06/15/31 (a)(e)	175,000	177,004
6.05%, 06/15/36 (a)(e)	200,000	203,654
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	98,490
4.25%, 02/01/29 (a)	75,000	74,764
2.00%, 08/19/31 (a)	200,000	176,166
4.25%, 08/08/32 (a)	500,000	487,290
5.00%, 08/05/34 (a)	100,000	100,338
2.75%, 08/19/41 (a)	100,000	71,421
5.25%, 07/15/44	100,000	94,667
4.88%, 12/17/48 (a)	100,000	88,667
3.25%, 05/20/50 (a)	100,000	67,099
3.75%, 02/25/52 (a)	50,000	36,591
3.10%, 11/29/61 (a)	100,000	59,768
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	150,662
5.00%, 04/15/29 (a)	50,000	50,658
4.60%, 05/23/29 (a)	325,000	325,569
4.85%, 08/15/30 (a)	110,000	110,674
2.30%, 11/15/30 (a)	300,000	271,173
2.75%, 05/24/31 (a)	300,000	272,967
5.60%, 06/01/32 (a)	200,000	206,856
5.20%, 08/15/32 (a)	90,000	91,288
5.40%, 04/15/34 (a)	200,000	203,166
5.55%, 08/15/35 (a)	270,000	275,851
5.50%, 09/01/44	50,000	48,489
MSCI, Inc.
5.25%, 09/01/35 (a)	375,000	369,266
5.15%, 03/15/36 (a)	90,000	87,576
NetApp, Inc.
2.38%, 06/22/27 (a)	150,000	146,993
2.70%, 06/22/30 (a)	250,000	230,640
5.50%, 03/17/32 (a)	225,000	230,463
5.70%, 03/17/35 (a)	100,000	102,530
Nokia OYJ
4.38%, 06/12/27	100,000	99,716
6.63%, 05/15/39	100,000	106,286
NVIDIA Corp.
1.55%, 06/15/28 (a)	300,000	285,594
2.85%, 04/01/30 (a)	425,000	403,440
2.00%, 06/15/31 (a)	375,000	336,071
3.50%, 04/01/40 (a)	200,000	167,436
3.50%, 04/01/50 (a)	575,000	429,703
3.70%, 04/01/60 (a)	75,000	55,184
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	100,000	102,259
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27 (a)	100,000	100,125
4.30%, 08/19/28 (a)	100,000	99,644
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 06/18/29 (a)	350,000	347,186
3.40%, 05/01/30 (a)	200,000	191,050
2.50%, 05/11/31 (a)	200,000	179,784
2.65%, 02/15/32 (a)	200,000	177,746
4.85%, 08/19/32 (a)	60,000	59,587
5.00%, 01/15/33 (a)	325,000	325,244
5.25%, 08/19/35 (a)	150,000	150,651
3.25%, 05/11/41 (a)	375,000	285,555
3.13%, 02/15/42 (a)	100,000	72,878
3.25%, 11/30/51 (a)	100,000	66,427
Oracle Corp.
3.25%, 11/15/27 (a)	750,000	735,937
2.30%, 03/25/28 (a)	525,000	502,871
4.50%, 05/06/28 (a)	175,000	174,694
4.80%, 08/03/28 (a)	400,000	400,044
4.55%, 02/04/29 (a)	1,000,000	990,300
4.20%, 09/27/29 (a)	400,000	390,176
6.15%, 11/09/29 (a)	350,000	362,691
2.95%, 04/01/30 (a)	850,000	783,810
4.65%, 05/06/30 (a)	150,000	147,728
3.25%, 05/15/30 (a)	100,000	93,378
4.45%, 09/26/30 (a)	780,000	756,374
4.95%, 02/04/31 (a)	1,000,000	983,510
2.88%, 03/25/31 (a)	850,000	761,600
5.25%, 02/03/32 (a)	275,000	272,811
4.80%, 09/26/32 (a)	780,000	749,830
6.25%, 11/09/32 (a)	575,000	596,068
4.90%, 02/06/33 (a)	325,000	312,253
5.35%, 05/04/33 (a)	750,000	738,727
4.30%, 07/08/34 (a)	450,000	407,191
4.70%, 09/27/34 (a)	450,000	418,513
3.90%, 05/15/35 (a)	250,000	215,355
5.50%, 08/03/35 (a)	450,000	436,779
5.20%, 09/26/35 (a)	1,010,000	961,187
5.70%, 02/04/36 (a)	1,500,000	1,474,875
3.85%, 07/15/36 (a)	350,000	293,937
3.80%, 11/15/37 (a)	475,000	386,260
6.50%, 04/15/38	375,000	385,095
6.13%, 07/08/39	350,000	344,617
3.60%, 04/01/40 (a)	800,000	593,032
5.38%, 07/15/40	600,000	540,636
3.65%, 03/25/41 (a)	600,000	439,458
4.50%, 07/08/44 (a)	205,000	156,532
4.13%, 05/15/45 (a)	550,000	391,836
5.88%, 09/26/45 (a)	590,000	527,672
6.55%, 02/04/46 (a)	700,000	674,716
4.00%, 07/15/46 (a)	795,000	553,399
4.00%, 11/15/47 (a)	600,000	410,808
3.60%, 04/01/50 (a)	1,125,000	701,786
3.95%, 03/25/51 (a)	850,000	559,402
6.90%, 11/09/52 (a)	700,000	689,283
5.55%, 02/06/53 (a)	600,000	497,514
5.38%, 09/27/54 (a)	455,000	365,115
4.38%, 05/15/55 (a)	300,000	205,764
6.00%, 08/03/55 (a)	450,000	394,362
5.95%, 09/26/55 (a)	895,000	783,152
6.70%, 02/04/56 (a)	1,250,000	1,205,175
3.85%, 04/01/60 (a)	925,000	558,977
4.10%, 03/25/61 (a)	350,000	222,621
5.50%, 09/27/64 (a)	300,000	237,432
6.13%, 08/03/65 (a)	250,000	216,622
6.10%, 09/26/65 (a)	575,000	495,569
6.85%, 02/04/66 (a)	700,000	672,987
Paychex, Inc.
5.10%, 04/15/30 (a)	425,000	430,147
5.35%, 04/15/32 (a)	300,000	304,023
5.60%, 04/15/35 (a)	325,000	328,269

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PayPal Holdings, Inc.
3.90%, 06/01/27 (a)	100,000	99,788
4.45%, 03/06/28 (a)	100,000	100,140
4.55%, 06/01/28	175,000	175,536
2.85%, 10/01/29 (a)	450,000	425,493
2.30%, 06/01/30 (a)	200,000	182,898
4.95%, 06/01/31 (a)	225,000	225,335
4.40%, 06/01/32 (a)	275,000	268,004
5.15%, 06/01/34 (a)	225,000	223,974
5.10%, 04/01/35 (a)	100,000	98,696
5.55%, 06/01/36 (a)	125,000	125,166
3.25%, 06/01/50 (a)	350,000	229,232
5.05%, 06/01/52 (a)	325,000	280,923
5.50%, 06/01/54 (a)	75,000	68,855
5.25%, 06/01/62 (a)	125,000	109,449
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	196,234
QUALCOMM, Inc.
1.30%, 05/20/28 (a)	242,000	229,009
2.15%, 05/20/30 (a)	300,000	274,980
4.50%, 05/20/30 (a)	100,000	100,491
1.65%, 05/20/32 (a)	358,000	304,293
4.25%, 05/20/32 (a)	100,000	98,523
4.75%, 05/20/32 (a)	100,000	100,643
5.40%, 05/20/33 (a)	150,000	156,615
4.65%, 05/20/35 (a)	275,000	271,769
5.00%, 05/20/35 (a)	200,000	200,794
4.80%, 05/20/45 (a)	425,000	383,554
4.30%, 05/20/47 (a)	400,000	331,800
3.25%, 05/20/50 (a)	175,000	119,686
4.50%, 05/20/52 (a)	200,000	167,604
6.00%, 05/20/53 (a)	325,000	337,288
RELX Capital, Inc.
4.00%, 03/18/29 (a)	300,000	296,247
4.75%, 03/27/30 (a)	150,000	150,705
3.00%, 05/22/30 (a)	175,000	164,868
4.75%, 05/20/32 (a)	100,000	99,960
5.25%, 03/27/35 (a)	225,000	228,096
Roper Technologies, Inc.
1.40%, 09/15/27 (a)	150,000	144,434
4.20%, 09/15/28 (a)	275,000	272,948
4.25%, 09/15/28 (a)	200,000	198,832
2.95%, 09/15/29 (a)	350,000	331,796
4.50%, 10/15/29 (a)	100,000	99,283
2.00%, 06/30/30 (a)	225,000	201,591
4.45%, 09/15/30 (a)	100,000	98,601
1.75%, 02/15/31 (a)	325,000	281,960
4.75%, 02/15/32 (a)	100,000	98,879
4.90%, 10/15/34 (a)	200,000	193,314
5.10%, 09/15/35 (a)	300,000	291,708
S&P Global, Inc.
4.75%, 08/01/28 (a)	150,000	151,245
2.95%, 03/01/29 (a)	425,000	408,710
4.25%, 05/01/29 (a)	375,000	373,294
2.50%, 12/01/29 (a)	100,000	93,739
1.25%, 08/15/30 (a)	300,000	262,335
4.25%, 01/15/31 (a)(e)	250,000	246,182
2.90%, 03/01/32 (a)	450,000	410,670
5.25%, 09/15/33 (a)	150,000	154,301
4.80%, 12/04/35 (a)(e)	100,000	97,885
3.25%, 12/01/49 (a)	100,000	69,055
3.70%, 03/01/52 (a)	200,000	148,654
2.30%, 08/15/60 (a)	175,000	86,609
3.90%, 03/01/62 (a)	100,000	72,863
Salesforce, Inc.
4.50%, 03/15/28 (a)	900,000	901,557
3.70%, 04/11/28 (a)	425,000	420,359
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 07/15/28 (a)	325,000	306,286
4.65%, 03/15/29 (a)	1,100,000	1,102,497
1.95%, 07/15/31 (a)	425,000	371,395
4.90%, 09/15/31 (a)	1,000,000	1,000,970
5.20%, 03/15/33 (a)	750,000	754,080
5.55%, 03/15/36 (a)	1,000,000	1,006,380
2.70%, 07/15/41 (a)	250,000	172,470
6.40%, 03/15/46 (a)	450,000	458,496
2.90%, 07/15/51 (a)	600,000	355,308
6.55%, 03/15/56 (a)	1,000,000	1,021,040
3.05%, 07/15/61 (a)	250,000	143,030
6.70%, 03/15/66 (a)	275,000	285,439
ServiceNow, Inc.
4.25%, 05/15/28	200,000	200,020
1.40%, 09/01/30 (a)	300,000	263,493
4.70%, 08/15/31 (a)	160,000	160,011
5.05%, 05/15/33 (a)	175,000	175,840
5.40%, 05/15/36 (a)	325,000	327,753
6.30%, 05/15/56 (a)	200,000	206,380
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	100,000	90,702
Synopsys, Inc.
4.65%, 04/01/28 (a)	275,000	276,185
4.85%, 04/01/30 (a)	550,000	553,129
5.00%, 04/01/32 (a)	375,000	377,520
5.15%, 04/01/35 (a)	600,000	599,286
5.70%, 04/01/55 (a)	550,000	536,706
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	175,000	166,651
4.30%, 01/17/29 (a)	100,000	99,087
2.65%, 08/09/31 (a)	100,000	89,288
6.10%, 04/12/34 (a)	175,000	183,773
5.30%, 10/10/35 (a)	200,000	198,224
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	137,714
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	200,000	192,286
2.75%, 04/01/31 (a)	250,000	229,170
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	181,048
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	175,000	172,321
4.60%, 02/15/28 (a)	150,000	151,067
4.60%, 02/08/29 (a)	125,000	126,408
2.25%, 09/04/29 (a)	300,000	281,190
1.75%, 05/04/30 (a)	100,000	90,444
4.50%, 05/23/30 (a)	100,000	100,443
1.90%, 09/15/31 (a)	100,000	88,066
3.65%, 08/16/32 (a)	100,000	95,370
4.90%, 03/14/33 (a)	200,000	203,846
4.85%, 02/08/34 (a)	225,000	227,340
5.10%, 05/23/35 (a)	200,000	202,778
3.88%, 03/15/39 (a)	150,000	132,341
4.15%, 05/15/48 (a)	400,000	331,872
2.70%, 09/15/51 (a)	100,000	61,426
4.10%, 08/16/52 (a)	75,000	59,882
5.00%, 03/14/53 (a)	250,000	229,660
5.15%, 02/08/54 (a)	150,000	141,740
5.05%, 05/18/63 (a)	425,000	382,734
TR Finance LLC
5.50%, 08/15/35	100,000	101,631
5.85%, 04/15/40	100,000	100,541
5.65%, 11/23/43 (a)	75,000	73,768
Trimble, Inc.
4.90%, 06/15/28 (a)	275,000	275,817
6.10%, 03/15/33 (a)	150,000	157,614

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	400,000	398,468
2.50%, 10/25/31 (a)	250,000	226,970
4.25%, 04/22/32 (a)	200,000	198,488
3.13%, 10/25/41 (a)	250,000	204,198
3.25%, 10/25/51 (a)	400,000	302,452
4.50%, 04/22/52 (a)	200,000	187,004
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	149,978
2.70%, 06/15/31 (a)	250,000	226,255
5.25%, 06/01/32 (a)	100,000	101,332
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	150,000	148,347
4.45%, 03/15/31 (a)	100,000	98,390
5.75%, 04/01/33 (a)	100,000	104,094
5.25%, 06/05/34 (a)	250,000	250,315
5.25%, 03/15/35 (a)	225,000	223,877
5.13%, 03/15/36 (a)	100,000	98,150
5.50%, 06/15/45 (a)	50,000	47,527
3.63%, 05/15/50 (a)	100,000	70,955
Visa, Inc.
0.75%, 08/15/27 (a)	150,000	144,404
2.75%, 09/15/27 (a)	400,000	393,752
3.80%, 02/12/29 (a)	375,000	371,340
2.05%, 04/15/30 (a)	300,000	276,222
4.10%, 02/12/31 (a)	150,000	149,169
1.10%, 02/15/31 (a)	200,000	173,178
4.40%, 02/12/33 (a)	100,000	98,773
4.15%, 12/14/35 (a)	430,000	410,650
4.70%, 02/12/36 (a)	150,000	148,830
2.70%, 04/15/40 (a)	275,000	208,934
4.30%, 12/14/45 (a)	920,000	792,994
3.65%, 09/15/47 (a)	150,000	115,617
2.00%, 08/15/50 (a)	475,000	254,552
VMware LLC
1.80%, 08/15/28 (a)	200,000	189,152
4.70%, 05/15/30 (a)	300,000	301,212
2.20%, 08/15/31 (a)	350,000	309,498
Western Union Co.
4.75%, 06/15/29 (a)	100,000	99,370
2.75%, 03/15/31 (a)	75,000	67,898
6.20%, 11/17/36	100,000	104,146
Workday, Inc.
3.70%, 04/01/29 (a)	150,000	146,258
3.80%, 04/01/32 (a)	350,000	327,022
Xilinx, Inc.
2.38%, 06/01/30 (a)	200,000	185,068
		200,743,722
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	121,848	108,949
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	24,683	24,345
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	105,243	103,509
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	109,640	107,660
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	113,977	110,584
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	54,894	53,054
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	85,125	82,869
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	80,931	75,618
American Airlines Pass-Through Trust
4.90%, 11/11/39	450,000	437,175
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	100,000	99,181
6.20%, 08/15/36	50,000	54,809
6.15%, 05/01/37	200,000	219,024
5.75%, 05/01/40 (a)	150,000	156,915
5.05%, 03/01/41 (a)	100,000	97,824
5.40%, 06/01/41 (a)	100,000	100,808
4.95%, 09/15/41 (a)	100,000	95,969
4.40%, 03/15/42 (a)	250,000	222,342
4.38%, 09/01/42 (a)	150,000	132,105
4.45%, 03/15/43 (a)	200,000	176,886
5.15%, 09/01/43 (a)	250,000	239,955
4.90%, 04/01/44 (a)	325,000	301,753
4.55%, 09/01/44 (a)	215,000	189,499
4.15%, 04/01/45 (a)	300,000	249,075
4.70%, 09/01/45 (a)	225,000	201,087
3.90%, 08/01/46 (a)	275,000	217,203
4.13%, 06/15/47 (a)	250,000	203,677
4.05%, 06/15/48 (a)	200,000	159,622
4.15%, 12/15/48 (a)	200,000	162,114
3.55%, 02/15/50 (a)	150,000	109,022
3.05%, 02/15/51 (a)	100,000	65,282
3.30%, 09/15/51 (a)	300,000	204,906
2.88%, 06/15/52 (a)	150,000	93,522
4.45%, 01/15/53 (a)	300,000	249,249
5.20%, 04/15/54 (a)	425,000	395,088
5.50%, 03/15/55 (a)	275,000	267,316
5.55%, 03/15/56 (a)	175,000	170,942
5.80%, 03/15/56 (a)	170,000	172,065
Canadian National Railway Co.
6.90%, 07/15/28	150,000	157,836
4.35%, 05/12/29 (a)	75,000	74,854
4.20%, 03/12/31 (a)	50,000	49,153
3.85%, 08/05/32 (a)	275,000	262,985
5.85%, 11/01/33 (a)	100,000	106,978
6.25%, 08/01/34	200,000	218,706
4.38%, 09/18/34 (a)	150,000	145,589
4.75%, 11/12/35 (a)	70,000	68,992
4.95%, 05/12/36 (a)	125,000	124,491
6.20%, 06/01/36	75,000	81,574
6.38%, 11/15/37	50,000	55,382
3.20%, 08/02/46 (a)	150,000	106,907
3.65%, 02/03/48 (a)	100,000	75,466
4.45%, 01/20/49 (a)	150,000	127,580
2.45%, 05/01/50 (a)	200,000	117,946
4.40%, 08/05/52 (a)	250,000	209,875
6.13%, 11/01/53 (a)	50,000	52,992
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	200,000	198,546
4.00%, 03/15/29 (a)	200,000	197,704
2.88%, 11/15/29 (a)	100,000	94,955
2.05%, 03/05/30 (a)	100,000	91,455
4.80%, 03/30/30 (a)	250,000	252,297
7.13%, 10/15/31	75,000	83,234
2.45%, 12/02/31 (a)	300,000	266,967
5.20%, 03/30/35 (a)	100,000	101,494
4.80%, 09/15/35 (a)	50,000	49,503
5.95%, 05/15/37	100,000	106,175
3.00%, 12/02/41 (a)	200,000	148,190
4.30%, 05/15/43 (a)	100,000	86,228
4.80%, 08/01/45 (a)	100,000	90,164
4.95%, 08/15/45 (a)	100,000	91,792
4.70%, 05/01/48 (a)	200,000	175,282
3.50%, 05/01/50 (a)	200,000	142,596

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 12/02/51 (a)	525,000	343,345
5.50%, 03/15/56 (a)	150,000	145,076
4.20%, 11/15/69 (a)	100,000	74,607
6.13%, 09/15/15 (a)	275,000	284,779
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	125,000	124,128
CSX Corp.
3.25%, 06/01/27 (a)	150,000	148,627
3.80%, 03/01/28 (a)	200,000	198,488
4.25%, 03/15/29 (a)	350,000	348,771
2.40%, 02/15/30 (a)	100,000	92,929
4.10%, 11/15/32 (a)	250,000	242,562
5.20%, 11/15/33 (a)	150,000	153,681
5.05%, 06/15/35 (a)	250,000	251,055
6.00%, 10/01/36	75,000	80,510
6.15%, 05/01/37	150,000	162,384
6.22%, 04/30/40	200,000	216,930
5.50%, 04/15/41 (a)	100,000	100,903
4.75%, 05/30/42 (a)	150,000	138,017
4.40%, 03/01/43 (a)	175,000	153,730
4.10%, 03/15/44 (a)	200,000	166,522
3.80%, 11/01/46 (a)	250,000	194,150
4.30%, 03/01/48 (a)	250,000	206,715
4.75%, 11/15/48 (a)	200,000	177,476
4.50%, 03/15/49 (a)	150,000	126,492
3.35%, 09/15/49 (a)	100,000	70,185
3.80%, 04/15/50 (a)	100,000	75,818
3.95%, 05/01/50 (a)	100,000	77,510
2.50%, 05/15/51 (a)	100,000	58,705
4.50%, 11/15/52 (a)	175,000	147,677
4.50%, 08/01/54 (a)	100,000	83,590
4.90%, 03/15/55 (a)	100,000	89,348
4.25%, 11/01/66 (a)	250,000	190,547
4.65%, 03/01/68 (a)	125,000	102,941
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	134,227	130,109
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	75,000	74,736
4.95%, 07/10/28 (a)	180,000	181,006
3.75%, 10/28/29 (a)	75,000	72,561
5.25%, 07/10/30 (a)	480,000	485,626
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	176,475	152,079
FedEx Corp.
3.40%, 02/15/28 (a)	100,000	98,552
3.10%, 08/05/29 (a)	200,000	191,660
4.25%, 05/15/30 (a)	375,000	370,917
2.40%, 05/15/31 (a)	225,000	202,126
4.90%, 01/15/34	75,000	74,386
3.90%, 02/01/35	250,000	230,147
3.25%, 05/15/41 (a)	100,000	76,049
3.88%, 08/01/42	75,000	59,978
4.10%, 04/15/43	100,000	81,904
5.10%, 01/15/44	200,000	184,100
4.10%, 02/01/45	150,000	120,339
4.75%, 11/15/45 (a)	325,000	283,107
4.55%, 04/01/46 (a)	225,000	189,859
4.40%, 01/15/47 (a)	175,000	143,679
4.05%, 02/15/48 (a)	150,000	116,936
4.95%, 10/17/48 (a)	150,000	132,572
5.25%, 05/15/50 (a)	225,000	207,999
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29 (a)(e)	200,000	197,524
4.65%, 03/15/31 (a)(e)	300,000	295,485
4.95%, 03/15/33 (a)(e)	200,000	196,248
5.25%, 03/15/36 (a)(e)	300,000	293,142
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GXO Logistics, Inc.
6.25%, 05/06/29 (a)	100,000	103,473
2.65%, 07/15/31 (a)	100,000	88,713
6.50%, 05/06/34 (a)	175,000	183,353
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	150,000	151,255
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	69,518	61,011
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	64,010	60,347
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	99,501
Norfolk Southern Corp.
3.15%, 06/01/27 (a)	50,000	49,477
3.80%, 08/01/28 (a)	250,000	247,307
2.55%, 11/01/29 (a)	100,000	94,030
5.05%, 08/01/30 (a)	275,000	279,991
2.30%, 05/15/31 (a)	325,000	291,720
3.00%, 03/15/32 (a)	100,000	91,570
4.45%, 03/01/33 (a)	100,000	98,399
5.55%, 03/15/34 (a)	75,000	78,002
5.10%, 05/01/35 (a)	75,000	75,542
4.84%, 10/01/41	100,000	93,247
3.95%, 10/01/42 (a)	130,000	107,039
4.45%, 06/15/45 (a)	150,000	129,167
4.65%, 01/15/46 (a)	150,000	131,786
3.94%, 11/01/47 (a)	200,000	156,094
4.15%, 02/28/48 (a)	275,000	222,271
4.10%, 05/15/49 (a)	150,000	117,878
3.40%, 11/01/49 (a)	100,000	69,837
3.05%, 05/15/50 (a)	150,000	97,773
2.90%, 08/25/51 (a)	100,000	62,476
4.05%, 08/15/52 (a)	150,000	115,767
3.70%, 03/15/53 (a)	75,000	53,907
4.55%, 06/01/53 (a)	250,000	208,822
5.35%, 08/01/54 (a)	275,000	258,819
3.16%, 05/15/55 (a)	200,000	128,124
5.95%, 03/15/64 (a)	225,000	228,724
5.10%, 08/01/18 (a)	125,000	108,126
4.10%, 05/15/21 (a)	100,000	69,283
Ryder System, Inc.
5.65%, 03/01/28 (a)	200,000	204,216
5.25%, 06/01/28 (a)	300,000	304,518
6.30%, 12/01/28 (a)	100,000	104,115
5.38%, 03/15/29 (a)	100,000	102,247
5.50%, 06/01/29 (a)	75,000	76,928
4.95%, 09/01/29 (a)	75,000	75,866
4.90%, 12/01/29 (a)	75,000	75,705
5.00%, 03/15/30 (a)	75,000	76,017
4.85%, 06/15/30 (a)	75,000	75,627
4.30%, 12/01/30 (a)	75,000	73,842
6.60%, 12/01/33 (a)	175,000	191,812
Southwest Airlines Co.
5.13%, 06/15/27 (a)	300,000	301,806
3.45%, 11/16/27 (a)	75,000	73,873
4.38%, 11/15/28 (a)	150,000	149,059
2.63%, 02/10/30 (a)	375,000	346,939
5.25%, 11/15/35 (a)	150,000	145,497
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	100,000	89,210
5.15%, 02/15/33 (a)	200,000	196,774
Union Pacific Corp.
3.95%, 09/10/28 (a)	250,000	248,417
6.63%, 02/01/29	275,000	291,354
3.70%, 03/01/29 (a)	400,000	393,852
2.40%, 02/05/30 (a)	200,000	186,328
2.38%, 05/20/31 (a)	200,000	181,210

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 02/14/32 (a)	250,000	228,030
4.50%, 01/20/33 (a)	200,000	199,416
3.38%, 02/01/35 (a)	75,000	67,058
5.10%, 02/20/35 (a)	350,000	356,499
2.89%, 04/06/36 (a)	150,000	126,512
3.60%, 09/15/37 (a)	100,000	88,052
3.55%, 08/15/39 (a)	100,000	84,512
3.20%, 05/20/41 (a)	300,000	233,643
3.38%, 02/14/42 (a)	75,000	58,712
4.05%, 11/15/45 (a)	75,000	60,778
4.05%, 03/01/46 (a)	100,000	80,908
3.35%, 08/15/46 (a)	75,000	54,041
4.00%, 04/15/47 (a)	150,000	119,034
4.50%, 09/10/48 (a)	100,000	84,611
4.30%, 03/01/49 (a)	100,000	82,455
3.25%, 02/05/50 (a)	525,000	361,552
3.80%, 10/01/51 (a)	200,000	150,102
2.95%, 03/10/52 (a)	150,000	95,453
4.95%, 09/09/52 (a)	225,000	205,157
3.50%, 02/14/53 (a)	250,000	176,475
4.95%, 05/15/53 (a)	100,000	90,111
5.60%, 12/01/54 (a)	325,000	322,319
3.88%, 02/01/55 (a)	300,000	224,088
3.95%, 08/15/59 (a)	100,000	73,775
3.84%, 03/20/60 (a)	550,000	397,182
3.55%, 05/20/61 (a)	200,000	135,050
2.97%, 09/16/62 (a)	400,000	234,628
5.15%, 01/20/63 (a)	100,000	91,660
4.10%, 09/15/67 (a)	100,000	73,917
3.75%, 02/05/70 (a)	200,000	136,044
3.80%, 04/06/71 (a)	225,000	155,284
3.85%, 02/14/72 (a)	100,000	69,737
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	82,723	80,500
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	58,080	55,806
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	93,135	89,794
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	122,267	118,760
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	70,584	64,195
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	217,808	220,639
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	273,188	282,977
United Airlines Pass-Through Trust
5.45%, 08/15/38	305,417	312,436
5.88%, 08/15/38	70,481	70,709
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	350,000	344,932
3.40%, 03/15/29 (a)	175,000	170,793
2.50%, 09/01/29 (a)	75,000	70,775
4.45%, 04/01/30 (a)	300,000	301,209
4.65%, 10/15/30 (a)	100,000	100,910
4.88%, 03/03/33 (a)	275,000	279,326
5.15%, 05/22/34 (a)	300,000	307,062
5.25%, 05/14/35 (a)	350,000	357,878
6.20%, 01/15/38	420,000	456,645
5.20%, 04/01/40 (a)	100,000	99,124
4.88%, 11/15/40 (a)	100,000	95,166
3.63%, 10/01/42	75,000	59,564
3.40%, 11/15/46 (a)	100,000	72,049
3.75%, 11/15/47 (a)	225,000	170,847
4.25%, 03/15/49 (a)	275,000	222,808
3.40%, 09/01/49 (a)	100,000	70,453
5.30%, 04/01/50 (a)	375,000	355,267
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 03/03/53 (a)	325,000	293,173
5.50%, 05/22/54 (a)	225,000	217,044
5.95%, 05/14/55 (a)	350,000	358,715
5.60%, 05/22/64 (a)	175,000	168,131
6.05%, 05/14/65 (a)	275,000	281,369
		39,639,809
		1,135,582,797

Utility 2.4%
Electric 2.2%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	99,007
5.45%, 05/15/29 (a)	100,000	102,413
2.10%, 07/01/30 (a)	175,000	158,875
4.70%, 05/15/32 (a)	250,000	247,002
5.40%, 06/01/33 (a)	100,000	101,916
5.70%, 05/15/34 (a)	350,000	361,868
5.20%, 04/15/36 (a)	200,000	197,180
3.80%, 10/01/47 (a)	75,000	55,636
4.15%, 05/01/49 (a)	100,000	76,552
3.45%, 01/15/50 (a)	50,000	34,158
3.45%, 05/15/51 (a)	100,000	67,357
5.25%, 05/15/52 (a)	100,000	90,305
5.85%, 10/15/55 (a)	230,000	225,200
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	75,000	75,596
5.38%, 06/15/35 (a)	100,000	101,884
5.25%, 06/01/36 (a)	150,000	151,059
4.00%, 12/01/46 (a)	50,000	39,845
3.75%, 12/01/47 (a)	150,000	113,342
4.25%, 09/15/48 (a)	100,000	81,609
3.80%, 06/15/49 (a)	100,000	74,695
3.15%, 09/15/49 (a)	75,000	49,944
3.65%, 04/01/50 (a)	100,000	73,154
2.75%, 08/15/51 (a)	200,000	121,954
4.50%, 06/15/52 (a)	100,000	83,231
5.40%, 03/15/53 (a)	225,000	214,787
AES Corp.
5.45%, 06/01/28 (a)	200,000	202,190
2.45%, 01/15/31 (a)	200,000	179,240
5.80%, 03/15/32 (a)	150,000	152,557
Alabama Power Co.
3.75%, 09/01/27 (a)	175,000	174,237
1.45%, 09/15/30 (a)	150,000	132,222
4.30%, 03/15/31 (a)	90,000	88,889
3.05%, 03/15/32 (a)	150,000	137,927
3.94%, 09/01/32 (a)	150,000	144,302
5.85%, 11/15/33 (a)	75,000	79,165
5.10%, 04/02/35 (a)	100,000	100,838
6.13%, 05/15/38	50,000	53,585
6.00%, 03/01/39	100,000	105,814
3.85%, 12/01/42	75,000	61,045
4.15%, 08/15/44 (a)	100,000	82,909
3.75%, 03/01/45 (a)	250,000	193,925
4.30%, 01/02/46 (a)	175,000	146,015
3.70%, 12/01/47 (a)	100,000	74,799
4.30%, 07/15/48 (a)	150,000	123,269
3.45%, 10/01/49 (a)	250,000	177,235
3.13%, 07/15/51 (a)	100,000	65,708
3.00%, 03/15/52 (a)	150,000	95,865
Alliant Energy Corp.
5.75%, 04/01/56 (a)(b)	130,000	128,491
Ameren Corp.
1.75%, 03/15/28 (a)	175,000	166,971
5.00%, 01/15/29 (a)	200,000	202,328

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 01/15/31 (a)	200,000	189,798
5.38%, 03/15/35 (a)	150,000	152,037
Ameren Illinois Co.
3.80%, 05/15/28 (a)	75,000	74,334
3.85%, 09/01/32 (a)	100,000	95,327
4.95%, 06/01/33 (a)	100,000	100,494
4.15%, 03/15/46 (a)	150,000	122,199
3.70%, 12/01/47 (a)	100,000	75,345
4.50%, 03/15/49 (a)	100,000	84,170
3.25%, 03/15/50 (a)	75,000	50,889
2.90%, 06/15/51 (a)	100,000	62,688
5.90%, 12/01/52 (a)	200,000	204,064
5.55%, 07/01/54 (a)	200,000	194,426
5.63%, 03/01/55 (a)	125,000	122,720
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	50,000	50,907
3.20%, 11/13/27 (a)	150,000	147,621
4.30%, 12/01/28 (a)	100,000	99,827
5.20%, 01/15/29 (a)	350,000	356,153
2.30%, 03/01/30 (a)	100,000	92,052
5.95%, 11/01/32 (a)	100,000	105,749
5.63%, 03/01/33 (a)	225,000	233,595
3.25%, 03/01/50 (a)	75,000	50,378
6.95%, 12/15/54 (a)(b)	200,000	214,066
7.05%, 12/15/54 (a)(b)	75,000	77,951
5.80%, 03/15/56 (a)(b)	465,000	463,214
6.05%, 03/15/56 (a)(b)	435,000	431,607
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	99,084
2.70%, 04/01/31 (a)	150,000	136,886
4.50%, 08/01/32 (a)	125,000	122,973
5.65%, 04/01/34 (a)	100,000	102,932
7.00%, 04/01/38	100,000	112,051
4.40%, 05/15/44 (a)	125,000	104,111
4.45%, 06/01/45 (a)	75,000	62,232
4.50%, 03/01/49 (a)	100,000	82,006
3.70%, 05/01/50 (a)	100,000	71,714
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	94,175
6.35%, 12/15/32 (a)	100,000	106,895
5.55%, 08/01/33 (a)	150,000	154,257
5.70%, 08/15/34 (a)	150,000	155,560
5.10%, 03/15/36 (a)	100,000	98,646
5.05%, 09/01/41 (a)	100,000	93,054
4.50%, 04/01/42 (a)	150,000	131,234
4.35%, 11/15/45 (a)	250,000	204,215
3.75%, 05/15/46 (a)	175,000	131,751
4.25%, 03/01/49 (a)	100,000	78,676
3.35%, 05/15/50 (a)	150,000	101,585
2.65%, 09/15/50 (a)	150,000	89,847
5.90%, 08/15/55 (a)	210,000	210,212
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	99,254
2.30%, 03/15/31 (a)	100,000	89,872
Avangrid, Inc.
3.80%, 06/01/29 (a)	200,000	195,042
Avista Corp.
4.35%, 06/01/48 (a)	100,000	81,034
4.00%, 04/01/52 (a)	75,000	56,014
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	100,000	89,408
5.15%, 06/01/33 (a)	125,000	126,251
5.30%, 06/01/34 (a)	75,000	76,371
5.45%, 06/01/35 (a)	100,000	102,054
6.35%, 10/01/36	100,000	108,432
3.50%, 08/15/46 (a)	150,000	109,043
3.75%, 08/15/47 (a)	150,000	112,731
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 09/15/48 (a)	100,000	80,833
3.20%, 09/15/49 (a)	75,000	50,036
2.90%, 06/15/50 (a)	175,000	110,317
4.55%, 06/01/52 (a)	100,000	83,381
5.40%, 06/01/53 (a)	150,000	142,281
5.65%, 06/01/54 (a)	75,000	73,304
6.05%, 06/01/56 (a)	100,000	103,005
Basin Electric Power Cooperative
5.85%, 10/15/55 (a)(e)	125,000	123,674
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	150,000	147,375
3.70%, 07/15/30 (a)	350,000	339,566
1.65%, 05/15/31 (a)	75,000	65,046
6.13%, 04/01/36	648,000	693,788
5.95%, 05/15/37	100,000	105,969
5.15%, 11/15/43 (a)	250,000	237,165
4.50%, 02/01/45 (a)	150,000	128,961
3.80%, 07/15/48 (a)	150,000	112,635
4.45%, 01/15/49 (a)	325,000	267,004
4.25%, 10/15/50 (a)	175,000	139,027
2.85%, 05/15/51 (a)	425,000	260,737
4.60%, 05/01/53 (a)	200,000	166,872
Black Hills Corp.
5.95%, 03/15/28 (a)	75,000	76,734
2.50%, 06/15/30 (a)	50,000	45,788
4.55%, 01/31/31 (a)	80,000	79,135
4.35%, 05/01/33 (a)	150,000	143,198
6.15%, 05/15/34 (a)	75,000	79,166
6.00%, 01/15/35 (a)	75,000	78,254
4.20%, 09/15/46 (a)	150,000	118,997
3.88%, 10/15/49 (a)	100,000	73,702
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	100,000	101,904
4.80%, 03/15/30 (a)	75,000	75,797
2.35%, 04/01/31 (a)	100,000	90,098
3.00%, 03/01/32 (a)	200,000	182,636
4.45%, 10/01/32 (a)	150,000	147,521
6.95%, 03/15/33	200,000	223,398
4.95%, 04/01/33 (a)	100,000	100,798
5.15%, 03/01/34 (a)	100,000	101,312
5.05%, 03/01/35 (a)	100,000	100,030
4.95%, 08/15/35 (a)	100,000	99,148
4.85%, 04/01/36 (a)	250,000	245,702
3.55%, 08/01/42 (a)	525,000	413,353
4.50%, 04/01/44 (a)	97,000	84,676
3.95%, 03/01/48 (a)	75,000	58,996
4.25%, 02/01/49 (a)	75,000	60,872
2.90%, 07/01/50 (a)	50,000	31,974
3.35%, 04/01/51 (a)	150,000	103,811
3.60%, 03/01/52 (a)	100,000	71,907
4.85%, 10/01/52 (a)	75,000	66,659
5.30%, 04/01/53 (a)	75,000	70,801
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	150,000	153,552
2.95%, 03/01/30 (a)	88,000	82,531
6.85%, 02/15/55 (a)(b)	75,000	78,986
7.00%, 02/15/55 (a)(b)	75,000	77,853
6.70%, 05/15/55 (a)(b)	250,000	257,637
5.95%, 04/01/56 (a)(b)	125,000	124,854
Cleco Corporate Holdings LLC
4.97%, 05/01/46 (a)	75,000	63,885
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	75,000	77,570
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	98,840
4.88%, 03/01/44 (a)	100,000	88,309
4.75%, 06/01/50 (a)(b)	100,000	98,433

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 12/01/50 (a)(b)	175,000	160,832
6.50%, 06/01/55 (a)(b)	175,000	179,926
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	150,000	147,909
3.70%, 08/15/28 (a)	125,000	123,456
2.20%, 03/01/30 (a)	100,000	92,098
4.55%, 06/01/31 (a)	160,000	159,718
3.15%, 03/15/32 (a)	100,000	92,409
4.90%, 02/01/33 (a)	125,000	126,049
5.30%, 06/01/34 (a)	100,000	102,478
5.90%, 03/15/36	150,000	158,694
6.45%, 01/15/38	150,000	164,847
3.80%, 10/01/42 (a)	100,000	80,839
4.60%, 08/15/43 (a)	100,000	88,161
4.70%, 01/15/44 (a)	100,000	88,757
3.70%, 03/01/45 (a)	100,000	77,182
4.35%, 11/15/45 (a)	100,000	84,109
3.65%, 06/15/46 (a)	100,000	75,469
3.75%, 08/15/47 (a)	150,000	113,288
4.00%, 03/01/48 (a)	150,000	117,810
4.00%, 03/01/49 (a)	75,000	58,346
3.20%, 11/15/49 (a)	100,000	67,044
3.00%, 03/01/50 (a)	150,000	97,223
3.13%, 03/15/51 (a)	100,000	65,817
2.75%, 09/01/51 (a)	375,000	226,804
3.85%, 03/15/52 (a)	75,000	55,643
5.30%, 02/01/53 (a)	225,000	210,296
5.65%, 06/01/54 (a)	100,000	97,958
5.95%, 06/01/55 (a)	200,000	203,762
5.85%, 06/01/56 (a)	225,000	226,555
Connecticut Light & Power Co.
4.65%, 01/01/29 (a)	75,000	75,451
4.95%, 01/15/30 (a)	100,000	101,482
2.05%, 07/01/31 (a)	100,000	88,393
4.90%, 07/01/33 (a)	75,000	75,504
4.95%, 08/15/34 (a)	75,000	74,834
4.30%, 04/15/44 (a)	75,000	63,307
4.15%, 06/01/45 (a)	175,000	143,446
4.00%, 04/01/48 (a)	150,000	118,869
5.25%, 01/15/53 (a)	150,000	140,265
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	100,000	98,503
3.80%, 05/15/28 (a)	500,000	495,270
4.00%, 12/01/28 (a)	50,000	49,606
3.35%, 04/01/30 (a)	200,000	191,834
2.40%, 06/15/31 (a)	200,000	180,602
5.20%, 03/01/33 (a)	100,000	102,356
5.50%, 03/15/34 (a)	225,000	234,335
5.38%, 05/15/34 (a)	150,000	153,694
5.30%, 03/01/35	80,000	81,394
5.13%, 03/15/35 (a)	100,000	100,521
5.85%, 03/15/36	150,000	157,852
6.20%, 06/15/36	150,000	161,728
6.30%, 08/15/37	100,000	108,092
6.75%, 04/01/38	100,000	112,752
5.50%, 12/01/39	100,000	100,597
5.70%, 06/15/40	75,000	76,805
4.20%, 03/15/42	175,000	148,580
3.95%, 03/01/43 (a)	250,000	204,182
4.45%, 03/15/44 (a)	230,000	198,159
4.50%, 12/01/45 (a)	150,000	128,232
3.85%, 06/15/46 (a)	100,000	77,504
3.88%, 06/15/47 (a)	150,000	115,623
4.65%, 12/01/48 (a)	100,000	85,686
4.13%, 05/15/49 (a)	225,000	178,234
3.95%, 04/01/50 (a)	275,000	214,646
3.20%, 12/01/51 (a)	75,000	49,634
6.15%, 11/15/52 (a)	150,000	156,981
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.90%, 11/15/53 (a)	275,000	278,209
5.70%, 05/15/54 (a)	300,000	297,027
4.63%, 12/01/54 (a)	250,000	208,880
5.50%, 03/15/55 (a)	125,000	119,690
5.75%, 11/15/55 (a)	170,000	168,407
4.30%, 12/01/56 (a)	150,000	117,546
4.00%, 11/15/57 (a)	100,000	73,828
4.50%, 05/15/58 (a)	225,000	182,070
3.70%, 11/15/59 (a)	100,000	69,262
3.00%, 12/01/60 (a)	100,000	58,916
3.60%, 06/15/61 (a)	200,000	134,928
Constellation Energy Generation LLC
3.90%, 01/08/28	150,000	148,830
5.60%, 03/01/28 (a)	150,000	152,803
4.63%, 02/01/29 (a)(e)	150,000	149,292
4.55%, 06/01/29 (a)	200,000	199,662
4.40%, 01/15/31 (a)	125,000	123,335
5.00%, 02/01/31 (a)(e)	200,000	200,328
3.75%, 03/01/31 (a)(e)	200,000	190,904
4.80%, 01/15/32 (a)	150,000	149,335
5.80%, 03/01/33 (a)	150,000	157,201
6.13%, 01/15/34 (a)	100,000	106,583
5.30%, 06/01/36 (a)	225,000	224,359
6.25%, 10/01/39	262,000	276,819
5.75%, 10/01/41 (a)	100,000	100,930
5.60%, 06/15/42 (a)	250,000	247,292
6.50%, 10/01/53 (a)	175,000	187,728
5.75%, 03/15/54 (a)	500,000	492,410
5.88%, 01/15/66 (a)	200,000	194,970
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	201,256
3.80%, 11/15/28 (a)	100,000	98,693
4.90%, 02/15/29 (a)	100,000	101,205
4.60%, 05/30/29 (a)	100,000	100,557
4.70%, 01/15/30 (a)	200,000	201,264
4.50%, 01/15/31 (a)	350,000	348,869
3.60%, 08/15/32 (a)	100,000	94,257
4.63%, 05/15/33 (a)	125,000	123,658
5.05%, 05/15/35 (a)	350,000	351,641
5.13%, 05/01/36 (a)	225,000	225,218
3.95%, 05/15/43 (a)	130,000	106,088
3.25%, 08/15/46 (a)	50,000	35,776
3.95%, 07/15/47 (a)	50,000	39,268
4.05%, 05/15/48 (a)	100,000	79,429
4.35%, 04/15/49 (a)	100,000	82,489
3.75%, 02/15/50 (a)	50,000	37,455
3.10%, 08/15/50 (a)	100,000	66,315
3.50%, 08/01/51 (a)	200,000	142,658
2.65%, 08/15/52 (a)	100,000	59,952
4.20%, 09/01/52 (a)	100,000	79,576
2.50%, 05/01/60 (a)	100,000	54,485
Cumberland Combined Cycle Generation LLC
5.82%, 05/15/56	475,000	485,345
Dayton Power & Light Co.
4.55%, 08/15/30 (a)	110,000	108,704
3.95%, 06/15/49 (a)	100,000	75,719
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	125,000	102,405
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	75,000	66,543
6.63%, 02/01/32	75,000	82,094
5.30%, 05/15/33	50,000	51,350
5.30%, 01/15/35 (a)	100,000	102,195
6.05%, 01/15/38	250,000	266,740
5.45%, 02/01/41 (a)	100,000	100,459
4.60%, 06/15/43 (a)	75,000	66,783

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 10/15/53 (a)	100,000	107,398
5.10%, 06/01/65 (a)	100,000	89,993
Dominion Energy, Inc.
4.60%, 05/15/28 (a)	400,000	401,124
4.25%, 06/01/28 (a)	150,000	149,596
3.38%, 04/01/30 (a)	425,000	406,929
5.00%, 06/15/30 (a)	150,000	152,070
2.25%, 08/15/31 (a)	350,000	310,226
4.35%, 08/15/32 (a)	75,000	72,793
5.38%, 11/15/32 (a)	225,000	230,920
6.30%, 03/15/33	75,000	80,441
5.25%, 08/01/33	230,000	233,438
5.45%, 03/15/35 (a)	150,000	152,811
5.95%, 06/15/35	100,000	105,853
7.00%, 06/15/38	100,000	113,090
3.30%, 04/15/41 (a)	100,000	75,868
4.90%, 08/01/41 (a)	100,000	92,054
4.05%, 09/15/42 (a)	100,000	81,560
4.70%, 12/01/44 (a)	50,000	43,575
4.60%, 03/15/49 (a)	100,000	84,113
4.85%, 08/15/52 (a)	100,000	86,318
7.00%, 06/01/54 (a)(b)	275,000	293,007
6.88%, 02/01/55 (a)(b)	300,000	311,331
6.63%, 05/15/55 (a)(b)	350,000	358,617
6.00%, 02/15/56 (a)(b)	400,000	402,596
6.20%, 02/15/56 (a)(b)	400,000	401,956
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	96,070
2.25%, 03/01/30 (a)	150,000	138,638
2.63%, 03/01/31 (a)	100,000	91,744
3.00%, 03/01/32 (a)	75,000	69,163
5.20%, 04/01/33 (a)	150,000	153,873
5.20%, 03/01/34 (a)	150,000	153,391
5.25%, 05/15/35 (a)	100,000	101,400
4.85%, 03/01/36 (a)	350,000	343,056
4.00%, 04/01/43 (a)	125,000	103,083
4.30%, 07/01/44 (a)	75,000	63,345
3.70%, 03/15/45 (a)	250,000	194,380
3.75%, 08/15/47 (a)	150,000	114,141
4.05%, 05/15/48 (a)	100,000	79,142
3.95%, 03/01/49 (a)	150,000	116,451
2.95%, 03/01/50 (a)	100,000	65,040
3.25%, 04/01/51 (a)	150,000	101,252
3.65%, 03/01/52 (a)	75,000	54,573
5.40%, 04/01/53 (a)	150,000	143,531
5.85%, 05/15/55 (a)	200,000	203,324
5.55%, 03/01/56 (a)	225,000	219,838
DTE Energy Co.
4.95%, 07/01/27 (a)	550,000	553,586
4.88%, 06/01/28 (a)	325,000	327,613
5.10%, 03/01/29 (a)	300,000	304,389
3.40%, 06/15/29 (a)	100,000	96,609
2.95%, 03/01/30 (a)	100,000	94,383
5.20%, 04/01/30 (a)	200,000	203,474
5.85%, 06/01/34 (a)	325,000	341,143
5.05%, 10/01/35 (a)	100,000	98,478
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	150,000	148,761
6.00%, 12/01/28	100,000	103,659
2.45%, 08/15/29 (a)	150,000	141,278
2.45%, 02/01/30 (a)	100,000	93,130
4.85%, 03/15/30 (a)	100,000	101,250
2.55%, 04/15/31 (a)	325,000	296,410
2.85%, 03/15/32 (a)	200,000	182,094
6.45%, 10/15/32	130,000	141,366
4.95%, 01/15/33 (a)	500,000	507,110
4.85%, 01/15/34 (a)	100,000	99,968
5.25%, 03/15/35 (a)	225,000	229,259
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.10%, 06/01/37	100,000	106,662
6.00%, 01/15/38	100,000	106,158
6.05%, 04/15/38	150,000	160,198
5.30%, 02/15/40	150,000	149,170
4.25%, 12/15/41 (a)	155,000	134,666
4.00%, 09/30/42 (a)	300,000	248,838
3.75%, 06/01/45 (a)	150,000	116,088
3.88%, 03/15/46 (a)	100,000	78,076
3.70%, 12/01/47 (a)	75,000	56,432
3.95%, 03/15/48 (a)	100,000	77,781
3.20%, 08/15/49 (a)	150,000	101,348
3.45%, 04/15/51 (a)	50,000	34,967
3.55%, 03/15/52 (a)	100,000	71,098
5.35%, 01/15/53 (a)	300,000	283,746
5.40%, 01/15/54 (a)	300,000	286,410
Duke Energy Corp.
3.15%, 08/15/27 (a)	200,000	197,318
5.00%, 12/08/27 (a)	100,000	101,001
4.30%, 03/15/28 (a)	175,000	174,788
4.85%, 01/05/29 (a)	100,000	100,876
3.40%, 06/15/29 (a)	150,000	145,356
2.45%, 06/01/30 (a)	250,000	230,655
2.55%, 06/15/31 (a)	200,000	181,050
4.50%, 08/15/32 (a)	300,000	295,650
5.75%, 09/15/33 (a)	100,000	104,725
5.45%, 06/15/34 (a)	250,000	256,175
4.95%, 09/15/35 (a)	355,000	348,518
3.30%, 06/15/41 (a)	250,000	189,922
4.80%, 12/15/45 (a)	100,000	87,481
3.75%, 09/01/46 (a)	450,000	336,501
3.95%, 08/15/47 (a)	100,000	76,118
4.20%, 06/15/49 (a)	100,000	78,012
3.50%, 06/15/51 (a)	200,000	136,386
5.00%, 08/15/52 (a)	325,000	282,490
6.10%, 09/15/53 (a)	225,000	228,670
5.80%, 06/15/54 (a)	225,000	219,001
6.45%, 09/01/54 (a)(b)	300,000	312,558
5.70%, 09/15/55 (a)	130,000	124,875
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	150,000	148,722
2.50%, 12/01/29 (a)	300,000	281,196
1.75%, 06/15/30 (a)	150,000	134,766
4.20%, 12/01/30 (a)	75,000	74,000
2.40%, 12/15/31 (a)	100,000	89,264
5.88%, 11/15/33 (a)	100,000	105,974
4.85%, 12/01/35 (a)	100,000	98,254
6.35%, 09/15/37	150,000	163,051
6.40%, 06/15/38	200,000	218,510
5.65%, 04/01/40	50,000	50,916
3.85%, 11/15/42 (a)	75,000	61,072
3.40%, 10/01/46 (a)	250,000	180,612
4.20%, 07/15/48 (a)	150,000	119,949
3.00%, 12/15/51 (a)	100,000	63,877
5.95%, 11/15/52 (a)	200,000	204,600
6.20%, 11/15/53 (a)	250,000	264,592
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	50,000	51,108
6.12%, 10/15/35	100,000	106,620
4.95%, 03/15/36 (a)	125,000	123,345
6.35%, 08/15/38	100,000	109,227
6.45%, 04/01/39	75,000	82,429
4.90%, 07/15/43 (a)	100,000	91,699
3.75%, 05/15/46 (a)	250,000	191,517
3.25%, 10/01/49 (a)	150,000	102,303
2.75%, 04/01/50 (a)	100,000	61,407
5.40%, 04/01/53 (a)	100,000	94,549
5.90%, 05/15/55 (a)	100,000	101,192

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	73,700
2.13%, 06/01/30 (a)	150,000	136,719
5.25%, 04/01/33 (a)	100,000	102,215
5.30%, 06/15/35 (a)	60,000	60,859
3.70%, 06/15/46 (a)	200,000	151,382
4.30%, 02/01/49 (a)	100,000	80,735
5.65%, 04/01/53 (a)	100,000	97,604
5.55%, 03/15/54 (a)	75,000	72,347
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	100,000	98,763
3.45%, 03/15/29 (a)	150,000	146,487
2.00%, 08/15/31 (a)	150,000	132,657
3.40%, 04/01/32 (a)	75,000	70,199
5.25%, 03/15/33 (a)	100,000	102,505
5.10%, 03/15/34 (a)	75,000	76,188
5.05%, 03/15/35 (a)	225,000	225,895
6.30%, 04/01/38	75,000	81,206
4.10%, 05/15/42 (a)	100,000	84,176
4.10%, 03/15/43 (a)	150,000	124,899
4.38%, 03/30/44 (a)	75,000	63,569
4.15%, 12/01/44 (a)	78,000	63,975
4.20%, 08/15/45 (a)	250,000	205,575
3.70%, 10/15/46 (a)	100,000	75,517
3.60%, 09/15/47 (a)	225,000	165,845
2.50%, 08/15/50 (a)	150,000	86,843
2.90%, 08/15/51 (a)	175,000	109,079
4.00%, 04/01/52 (a)	75,000	57,296
5.35%, 03/15/53 (a)	150,000	141,551
5.55%, 03/15/55 (a)	225,000	218,524
Edison International
5.75%, 06/15/27 (a)	100,000	100,762
4.13%, 03/15/28 (a)	100,000	98,611
5.00%, 05/05/28	125,000	125,281
5.25%, 11/15/28 (a)	175,000	175,948
5.45%, 06/15/29 (a)	75,000	75,731
6.95%, 11/15/29 (a)	100,000	104,977
6.25%, 03/15/30 (a)	100,000	103,174
4.80%, 03/15/31 (a)	175,000	170,551
5.25%, 03/15/32 (a)	150,000	147,879
El Paso Electric Co.
6.00%, 05/15/35	44,000	45,025
5.00%, 12/01/44 (a)	100,000	86,158
Emera U.S. Finance LLC
4.50%, 04/01/29 (a)	100,000	99,592
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	275,000	247,164
4.75%, 06/15/46 (a)	250,000	212,145
Enel Chile SA
4.88%, 06/12/28 (a)	375,000	376,654
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	75,000	74,558
5.15%, 01/15/33 (a)	200,000	203,540
5.30%, 09/15/33 (a)	75,000	76,920
5.45%, 06/01/34 (a)	275,000	283,330
4.95%, 01/15/36 (a)	75,000	73,794
4.20%, 04/01/49 (a)	150,000	119,535
2.65%, 06/15/51 (a)	100,000	58,853
3.35%, 06/15/52 (a)	100,000	67,640
5.75%, 06/01/54 (a)	75,000	74,244
5.75%, 01/15/56 (a)	75,000	74,349
Entergy Corp.
1.90%, 06/15/28 (a)	150,000	142,475
2.80%, 06/15/30 (a)	200,000	186,702
2.40%, 06/15/31 (a)	150,000	134,028
3.75%, 06/15/50 (a)	225,000	162,616
7.13%, 12/01/54 (a)(b)	700,000	726,628
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 06/15/56 (a)(b)	110,000	110,393
6.10%, 06/15/56 (a)(b)	130,000	129,873
Entergy Louisiana LLC
3.12%, 09/01/27 (a)	75,000	74,044
3.25%, 04/01/28 (a)	100,000	98,283
1.60%, 12/15/30 (a)	75,000	65,888
3.05%, 06/01/31 (a)	200,000	185,632
2.35%, 06/15/32 (a)	100,000	87,643
4.00%, 03/15/33 (a)	175,000	166,344
5.35%, 03/15/34 (a)	100,000	102,602
5.15%, 09/15/34 (a)	225,000	227,412
4.90%, 04/15/36 (a)	150,000	146,429
3.10%, 06/15/41 (a)	100,000	75,653
4.95%, 01/15/45 (a)	75,000	68,803
4.20%, 09/01/48 (a)	300,000	240,594
4.20%, 04/01/50 (a)	150,000	118,325
2.90%, 03/15/51 (a)	150,000	93,980
4.75%, 09/15/52 (a)	100,000	85,750
5.70%, 03/15/54 (a)	200,000	196,620
5.80%, 03/15/55 (a)	225,000	224,406
5.65%, 04/15/56 (a)	200,000	195,604
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	175,000	170,133
5.00%, 09/01/33 (a)	50,000	50,142
5.05%, 04/15/36 (a)	200,000	196,998
3.85%, 06/01/49 (a)	100,000	75,208
3.50%, 06/01/51 (a)	75,000	52,419
5.85%, 06/01/54 (a)	75,000	74,738
5.80%, 04/15/55 (a)	200,000	199,206
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	131,238
5.25%, 04/15/35 (a)	100,000	100,844
5.20%, 06/15/36 (a)	100,000	99,612
4.50%, 03/30/39 (a)	100,000	91,194
3.55%, 09/30/49 (a)	100,000	71,062
5.00%, 09/15/52 (a)	75,000	66,497
5.80%, 09/01/53 (a)	150,000	149,416
5.55%, 09/15/54 (a)	100,000	95,489
Evergy Kansas Central, Inc.
5.90%, 11/15/33 (a)	150,000	159,121
5.25%, 03/15/35 (a)	100,000	100,870
4.13%, 03/01/42 (a)	100,000	83,861
4.10%, 04/01/43 (a)	75,000	62,339
4.25%, 12/01/45 (a)	100,000	82,195
3.25%, 09/01/49 (a)	100,000	68,112
3.45%, 04/15/50 (a)	150,000	105,072
5.70%, 03/15/53 (a)	100,000	99,250
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	75,000	68,803
4.95%, 04/15/33 (a)	50,000	50,077
5.40%, 04/01/34 (a)	75,000	77,038
5.13%, 08/15/35 (a)	120,000	119,394
5.30%, 10/01/41 (a)	100,000	98,516
4.20%, 03/15/48 (a)	100,000	80,307
4.13%, 04/01/49 (a)	200,000	159,278
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	237,260
6.65%, 06/01/55 (a)(b)	100,000	102,124
Eversource Energy
4.60%, 07/01/27 (a)	75,000	75,185
3.30%, 01/15/28 (a)	100,000	98,090
5.45%, 03/01/28 (a)	700,000	710,227
5.95%, 02/01/29 (a)	100,000	103,231
4.25%, 04/01/29 (a)	150,000	148,816
1.65%, 08/15/30 (a)	200,000	176,538
4.45%, 12/15/30 (a)	100,000	98,466
2.55%, 03/15/31 (a)	100,000	90,182

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.85%, 04/15/31 (a)	150,000	156,268
3.38%, 03/01/32 (a)	150,000	138,104
5.13%, 05/15/33 (a)	150,000	150,189
5.50%, 01/01/34 (a)	275,000	280,321
5.95%, 07/15/34 (a)	300,000	314,172
3.45%, 01/15/50 (a)	150,000	104,685
6.10%, 08/15/56 (a)(b)	150,000	149,196
6.35%, 08/15/56 (a)(b)	150,000	150,346
Exelon Corp.
5.15%, 03/15/28 (a)	200,000	202,412
5.15%, 03/15/29 (a)	125,000	127,051
4.05%, 04/15/30 (a)	700,000	685,013
5.13%, 03/15/31 (a)	100,000	101,693
3.35%, 03/15/32 (a)	100,000	92,676
5.30%, 03/15/33 (a)	150,000	153,582
5.45%, 03/15/34 (a)	125,000	128,038
4.95%, 06/15/35 (a)(e)	80,000	78,050
5.63%, 06/15/35	275,000	283,445
4.95%, 03/15/36 (a)	150,000	146,151
5.10%, 06/15/45 (a)	275,000	251,738
4.45%, 04/15/46 (a)	250,000	208,412
4.70%, 04/15/50 (a)	175,000	147,835
4.10%, 03/15/52 (a)	150,000	114,855
5.60%, 03/15/53 (a)	325,000	311,899
5.88%, 03/15/55 (a)	75,000	74,240
6.50%, 03/15/55 (a)(b)	175,000	181,300
FirstEnergy Corp.
3.90%, 07/15/27 (a)(f)	250,000	248,530
2.65%, 03/01/30 (a)	225,000	208,552
2.25%, 09/01/30 (a)	75,000	67,595
4.85%, 07/15/47 (a)(f)	125,000	108,629
3.40%, 03/01/50 (a)	275,000	187,214
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28 (e)	150,000	149,268
4.55%, 03/15/31 (a)(e)	200,000	198,512
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	100,000	99,675
4.75%, 01/15/33 (a)	130,000	128,044
5.00%, 01/15/35 (a)	100,000	98,925
Florida Power & Light Co.
5.05%, 04/01/28 (a)	425,000	431,345
4.40%, 05/15/28 (a)	175,000	175,632
5.15%, 06/15/29 (a)	150,000	153,280
4.63%, 05/15/30 (a)	100,000	100,631
2.45%, 02/03/32 (a)	300,000	268,281
5.10%, 04/01/33 (a)	150,000	152,694
4.80%, 05/15/33 (a)	150,000	150,340
5.63%, 04/01/34	175,000	183,088
5.30%, 06/15/34 (a)	225,000	230,879
5.00%, 08/01/34 (a)	100,000	100,607
4.95%, 06/01/35	75,000	74,723
4.70%, 02/15/36 (a)	100,000	97,360
5.13%, 06/01/36 (a)	100,000	100,499
5.65%, 02/01/37	100,000	105,045
5.95%, 02/01/38	200,000	213,486
5.96%, 04/01/39	100,000	105,933
5.69%, 03/01/40	75,000	77,271
5.25%, 02/01/41 (a)	75,000	73,973
4.13%, 02/01/42 (a)	100,000	85,379
4.05%, 06/01/42 (a)	100,000	84,388
3.80%, 12/15/42 (a)	100,000	80,875
4.05%, 10/01/44 (a)	150,000	123,141
3.70%, 12/01/47 (a)	275,000	207,553
3.95%, 03/01/48 (a)	200,000	157,770
4.13%, 06/01/48 (a)	150,000	120,609
3.99%, 03/01/49 (a)	100,000	78,451
3.15%, 10/01/49 (a)	275,000	185,850
2.88%, 12/04/51 (a)	375,000	235,189
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 04/01/53 (a)	350,000	330,207
5.60%, 06/15/54 (a)	250,000	245,912
5.70%, 03/15/55 (a)	275,000	274,068
5.75%, 06/01/56 (a)	100,000	100,404
5.80%, 03/15/65 (a)	150,000	149,169
5.60%, 02/15/66 (a)	300,000	289,167
5.90%, 06/01/66 (a)	250,000	251,360
Georgia Power Co.
4.65%, 05/16/28 (a)	200,000	201,212
4.00%, 10/01/28 (a)	130,000	129,126
4.60%, 06/15/29 (a)	150,000	150,894
2.65%, 09/15/29 (a)	150,000	141,885
4.55%, 03/15/30 (a)	100,000	100,104
4.85%, 03/15/31 (a)	250,000	252,690
4.70%, 05/15/32 (a)	250,000	250,347
4.95%, 05/17/33 (a)	200,000	201,596
5.25%, 03/15/34 (a)	300,000	305,871
5.20%, 03/15/35 (a)	150,000	152,091
4.75%, 09/01/40	75,000	70,385
4.30%, 03/15/42	450,000	391,198
4.30%, 03/15/43	100,000	85,558
3.70%, 01/30/50 (a)	100,000	74,030
3.25%, 03/15/51 (a)	250,000	169,795
5.13%, 05/15/52 (a)	250,000	231,327
5.50%, 10/01/55 (a)	90,000	87,088
Hydro One, Inc.
4.75%, 05/30/31 (a)	250,000	251,117
Iberdrola International BV
6.75%, 07/15/36	100,000	112,694
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	121,022
5.50%, 03/15/53 (a)	100,000	96,800
5.80%, 04/01/54 (a)	75,000	75,571
5.70%, 03/15/55 (a)	150,000	149,221
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	500,000	495,490
6.05%, 03/15/37	75,000	79,790
4.55%, 03/15/46 (a)	100,000	85,187
3.75%, 07/01/47 (a)	100,000	75,068
4.25%, 08/15/48 (a)	100,000	80,795
3.25%, 05/01/51 (a)	75,000	49,892
5.63%, 04/01/53 (a)	100,000	98,156
5.60%, 03/15/56 (a)	125,000	121,706
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	100,000	99,214
3.60%, 04/01/29 (a)	100,000	97,773
2.30%, 06/01/30 (a)	100,000	91,588
5.70%, 10/15/33 (a)	75,000	77,981
4.95%, 09/30/34 (a)	100,000	98,869
5.60%, 06/29/35 (a)	100,000	102,889
6.25%, 07/15/39	50,000	53,144
3.70%, 09/15/46 (a)	125,000	93,534
3.50%, 09/30/49 (a)	100,000	70,258
3.10%, 11/30/51 (a)	25,000	16,058
5.45%, 09/30/54 (a)	125,000	118,035
5.60%, 10/01/55 (a)	50,000	48,203
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	200,000	194,010
5.75%, 04/01/34 (a)	50,000	49,846
ITC Holdings Corp.
5.30%, 07/01/43 (a)	100,000	92,586
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)(e)	60,000	59,362
4.60%, 01/15/30 (a)(e)	100,000	99,838
4.40%, 01/15/31 (a)(e)	90,000	88,627
5.10%, 01/15/35 (a)	300,000	299,421
5.15%, 01/15/36 (a)(e)	90,000	89,671

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	113,555	109,981
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/54	122,658	116,062
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	175,000	180,357
5.13%, 11/01/40 (a)	250,000	242,232
4.38%, 10/01/45 (a)	150,000	126,167
3.30%, 06/01/50 (a)	100,000	68,352
5.85%, 08/15/55 (a)	125,000	125,760
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	75,000	77,249
4.25%, 04/01/49 (a)	100,000	80,409
5.85%, 08/15/55 (a)	150,000	151,287
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	196,126
6.75%, 12/30/31	100,000	110,328
5.35%, 01/15/34 (a)	75,000	77,147
5.75%, 11/01/35	75,000	78,893
5.80%, 10/15/36	75,000	79,391
4.80%, 09/15/43 (a)	100,000	90,628
4.40%, 10/15/44 (a)	75,000	63,911
4.25%, 05/01/46 (a)	100,000	82,601
3.95%, 08/01/47 (a)	200,000	156,794
3.65%, 08/01/48 (a)	100,000	74,170
4.25%, 07/15/49 (a)	300,000	243,465
3.15%, 04/15/50 (a)	100,000	66,885
2.70%, 08/01/52 (a)	100,000	60,974
5.85%, 09/15/54 (a)	300,000	304,617
5.30%, 02/01/55 (a)	250,000	234,382
5.50%, 11/15/56 (a)	70,000	67,579
Mississippi Power Co.
4.25%, 03/15/42	100,000	84,399
3.10%, 07/30/51 (a)	100,000	65,316
Monongahela Power Co.
4.45%, 08/15/29 (a)(e)	75,000	74,871
National Grid PLC
5.60%, 06/12/28 (a)	150,000	153,139
5.81%, 06/12/33 (a)	150,000	156,714
5.42%, 01/11/34 (a)	150,000	153,147
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/27 (a)	100,000	100,025
3.40%, 02/07/28 (a)	200,000	197,054
4.75%, 02/07/28 (a)	200,000	201,236
4.80%, 03/15/28 (a)	200,000	201,566
4.15%, 08/25/28 (a)	210,000	208,851
5.05%, 09/15/28 (a)	75,000	76,014
3.90%, 11/01/28 (a)	150,000	148,130
4.85%, 02/07/29 (a)	150,000	151,456
4.05%, 02/09/29 (a)	600,000	594,738
3.70%, 03/15/29 (a)	100,000	98,125
4.40%, 05/11/29 (a)	125,000	124,974
5.15%, 06/15/29 (a)	100,000	102,120
4.95%, 02/07/30 (a)	100,000	101,415
2.40%, 03/15/30 (a)	100,000	92,577
4.30%, 12/10/30 (a)	125,000	123,380
5.00%, 02/07/31 (a)	100,000	101,793
1.35%, 03/15/31 (a)	100,000	85,949
1.65%, 06/15/31 (a)	100,000	86,763
8.00%, 03/01/32	100,000	115,813
2.75%, 04/15/32 (a)	100,000	90,012
4.02%, 11/01/32 (a)	225,000	216,691
4.15%, 12/15/32 (a)	100,000	96,950
5.80%, 01/15/33 (a)	225,000	237,609
5.00%, 08/15/34 (a)	100,000	100,860
4.40%, 11/01/48 (a)	50,000	41,849
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 03/15/49 (a)	100,000	82,733
7.13%, 09/15/53 (a)(b)	75,000	77,931
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	147,098
2.40%, 05/01/30 (a)	100,000	92,334
6.65%, 04/01/36	100,000	110,328
6.75%, 07/01/37	100,000	111,006
3.13%, 08/01/50 (a)	100,000	65,295
5.90%, 05/01/53 (a)	100,000	99,778
6.00%, 03/15/54 (a)	100,000	101,632
6.25%, 05/15/55 (a)(b)	150,000	150,922
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/27 (a)	375,000	376,474
4.69%, 09/01/27	500,000	502,365
4.85%, 02/04/28	275,000	277,442
4.90%, 02/28/28 (a)	350,000	352,730
1.90%, 06/15/28 (a)	300,000	285,489
4.90%, 03/15/29 (a)	175,000	177,098
3.50%, 04/01/29 (a)	150,000	146,199
2.75%, 11/01/29 (a)	325,000	307,947
5.00%, 02/28/30 (a)	275,000	278,833
5.05%, 03/15/30 (a)	250,000	253,955
2.25%, 06/01/30 (a)	650,000	593,528
4.40%, 03/01/31 (a)	250,000	247,255
2.44%, 01/15/32 (a)	200,000	176,960
5.30%, 03/15/32 (a)	150,000	153,558
5.00%, 07/15/32 (a)	200,000	201,870
5.05%, 02/28/33 (a)	275,000	277,535
5.25%, 03/15/34 (a)	325,000	329,950
5.45%, 03/15/35 (a)	225,000	229,270
3.00%, 01/15/52 (a)	100,000	62,089
5.25%, 02/28/53 (a)	325,000	295,542
5.55%, 03/15/54 (a)	250,000	236,560
6.75%, 06/15/54 (a)(b)	325,000	339,511
6.70%, 09/01/54 (a)(b)	325,000	334,948
5.90%, 03/15/55 (a)	150,000	148,384
6.38%, 08/15/55 (a)(b)	575,000	588,622
6.50%, 08/15/55 (a)(b)	400,000	414,900
5.85%, 03/01/56 (a)	125,000	123,028
4.80%, 12/01/77 (a)(b)	100,000	98,716
5.65%, 05/01/79 (a)(b)	100,000	100,028
Northern States Power Co.
2.25%, 04/01/31 (a)	100,000	90,167
5.05%, 05/15/35 (a)	100,000	100,439
4.85%, 05/15/36 (a)	150,000	147,807
6.25%, 06/01/36	100,000	108,587
6.20%, 07/01/37	150,000	163,399
5.35%, 11/01/39	100,000	100,196
3.40%, 08/15/42 (a)	250,000	194,122
3.60%, 09/15/47 (a)	150,000	112,368
2.90%, 03/01/50 (a)	150,000	98,114
2.60%, 06/01/51 (a)	125,000	75,831
3.20%, 04/01/52 (a)	100,000	67,916
4.50%, 06/01/52 (a)	100,000	83,903
5.10%, 05/15/53 (a)	150,000	137,324
5.40%, 03/15/54 (a)	225,000	215,671
5.65%, 06/15/54 (a)	125,000	123,778
5.65%, 05/15/55 (a)	75,000	74,365
5.55%, 05/15/56 (a)	150,000	146,573
NorthWestern Corp.
4.18%, 11/15/44 (a)	100,000	82,768
NSTAR Electric Co.
3.25%, 05/15/29 (a)	150,000	145,224
4.85%, 03/01/30 (a)	75,000	75,706
3.95%, 04/01/30 (a)	75,000	73,394
4.65%, 05/15/31 (a)	100,000	99,750
5.40%, 06/01/34 (a)	100,000	102,530
5.20%, 03/01/35 (a)	250,000	252,355

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 05/15/36 (a)	100,000	100,368
5.50%, 03/15/40	75,000	74,552
4.40%, 03/01/44 (a)	50,000	42,802
4.55%, 06/01/52 (a)	150,000	126,264
4.95%, 09/15/52 (a)	175,000	156,173
OGE Energy Corp.
5.45%, 05/15/29 (a)	100,000	102,173
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	103,513
5.38%, 11/01/40	100,000	97,323
4.50%, 04/01/47 (a)	100,000	82,652
5.05%, 10/01/48 (a)	75,000	66,396
3.75%, 08/01/50 (a)	100,000	71,766
5.25%, 09/01/50	250,000	225,797
6.20%, 12/01/53 (a)	75,000	76,967
5.80%, 06/01/54 (a)	100,000	97,077
5.90%, 02/01/55 (a)	50,000	49,185
Ohio Edison Co.
6.88%, 07/15/36	100,000	112,530
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	92,876
1.63%, 01/15/31 (a)	100,000	87,288
5.00%, 06/01/33 (a)	100,000	99,923
5.65%, 06/01/34 (a)	200,000	207,180
4.15%, 04/01/48 (a)	75,000	58,548
4.00%, 06/01/49 (a)	50,000	37,841
2.90%, 10/01/51 (a)	150,000	91,239
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	98,737
3.30%, 03/15/30 (a)	100,000	95,356
3.25%, 04/01/30 (a)	150,000	142,857
5.40%, 01/15/33 (a)	250,000	257,762
4.15%, 04/01/47 (a)	75,000	60,137
3.85%, 08/15/47 (a)	75,000	57,342
5.60%, 04/01/53 (a)	150,000	144,819
5.80%, 04/01/55 (a)	75,000	74,743
5.90%, 04/01/56 (a)	100,000	101,363
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	100,000	99,962
3.70%, 11/15/28 (a)	100,000	98,558
5.75%, 03/15/29 (a)	75,000	77,363
4.65%, 11/01/29 (a)	100,000	100,566
2.75%, 05/15/30 (a)	150,000	140,367
4.50%, 03/15/31 (a)(e)	200,000	198,448
7.00%, 05/01/32	150,000	166,614
4.15%, 06/01/32 (a)	100,000	97,046
4.55%, 09/15/32 (a)	100,000	98,608
7.25%, 01/15/33	100,000	113,346
5.65%, 11/15/33 (a)	150,000	157,042
5.35%, 04/01/35 (a)	125,000	127,828
7.50%, 09/01/38	75,000	89,007
5.25%, 09/30/40	225,000	219,073
4.55%, 12/01/41 (a)	80,000	71,352
5.30%, 06/01/42 (a)	37,000	35,634
3.75%, 04/01/45 (a)	275,000	212,919
3.80%, 09/30/47 (a)	100,000	75,848
4.10%, 11/15/48 (a)	275,000	217,035
3.80%, 06/01/49 (a)	100,000	74,478
3.10%, 09/15/49 (a)	150,000	98,628
3.70%, 05/15/50 (a)	100,000	73,054
2.70%, 11/15/51 (a)	100,000	59,096
4.60%, 06/01/52 (a)	100,000	83,044
4.95%, 09/15/52 (a)	600,000	532,890
5.35%, 10/01/52 (a)	78,000	72,779
5.55%, 06/15/54 (a)	150,000	144,716
5.80%, 04/01/55 (a)	125,000	125,336
5.90%, 03/15/56 (a)(e)	250,000	253,235
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pacific Gas & Electric Co.
5.45%, 06/15/27 (a)	100,000	101,050
2.10%, 08/01/27 (a)	200,000	194,490
3.30%, 12/01/27 (a)	250,000	245,587
5.00%, 06/04/28 (a)	320,000	322,298
3.00%, 06/15/28 (a)	150,000	145,389
3.75%, 07/01/28	200,000	196,476
4.65%, 08/01/28 (a)	100,000	99,920
6.10%, 01/15/29 (a)	200,000	206,378
4.20%, 03/01/29 (a)	75,000	73,959
5.55%, 05/15/29 (a)	200,000	204,592
4.55%, 07/01/30 (a)	800,000	789,512
2.50%, 02/01/31 (a)	525,000	471,607
3.25%, 06/01/31 (a)	300,000	277,320
4.40%, 03/01/32 (a)	100,000	96,926
5.90%, 06/15/32 (a)	225,000	233,329
5.05%, 10/15/32 (a)	150,000	149,226
6.15%, 01/15/33 (a)	150,000	157,347
6.40%, 06/15/33 (a)	325,000	345,732
6.95%, 03/15/34 (a)	250,000	273,470
5.80%, 05/15/34 (a)	325,000	333,034
5.70%, 03/01/35 (a)	275,000	278,569
6.00%, 08/15/35 (a)	260,000	268,385
5.20%, 05/01/36 (a)	600,000	585,372
4.50%, 07/01/40 (a)	550,000	474,815
3.30%, 08/01/40 (a)	300,000	225,663
4.20%, 06/01/41 (a)	100,000	82,150
4.45%, 04/15/42 (a)	75,000	62,153
3.75%, 08/15/42 (a)	50,000	37,651
4.60%, 06/15/43 (a)	75,000	62,348
4.75%, 02/15/44 (a)	225,000	190,546
4.30%, 03/15/45 (a)	100,000	78,685
4.25%, 03/15/46 (a)	100,000	77,755
4.00%, 12/01/46 (a)	100,000	74,486
3.95%, 12/01/47 (a)	200,000	147,306
4.95%, 07/01/50 (a)	775,000	650,465
3.50%, 08/01/50 (a)	500,000	333,990
5.25%, 03/01/52 (a)	100,000	86,423
6.75%, 01/15/53 (a)	400,000	420,216
6.70%, 04/01/53 (a)	150,000	156,934
5.90%, 10/01/54 (a)	125,000	118,303
6.15%, 03/01/55 (a)	225,000	220,457
6.10%, 10/15/55 (a)	225,000	218,461
6.00%, 05/01/56 (a)	250,000	240,142
PacifiCorp
5.10%, 02/15/29 (a)	100,000	101,158
4.25%, 03/15/29 (a)	150,000	148,432
4.65%, 04/15/29 (a)	200,000	199,830
3.50%, 06/15/29 (a)	100,000	96,468
2.70%, 09/15/30 (a)	75,000	68,867
5.30%, 02/15/31 (a)	150,000	152,652
5.10%, 04/15/31 (a)	150,000	151,548
7.70%, 11/15/31	100,000	112,950
5.45%, 04/15/33 (a)	200,000	203,638
5.45%, 02/15/34 (a)	200,000	202,664
5.25%, 06/15/35	75,000	74,773
5.80%, 04/15/36 (a)	200,000	205,772
6.10%, 08/01/36	100,000	104,361
5.75%, 04/01/37	100,000	101,366
6.25%, 10/15/37	100,000	105,064
6.35%, 07/15/38	100,000	105,143
6.00%, 01/15/39	130,000	132,538
4.10%, 02/01/42 (a)	75,000	60,956
4.13%, 01/15/49 (a)	75,000	57,129
4.15%, 02/15/50 (a)	150,000	114,419
3.30%, 03/15/51 (a)	100,000	65,222
2.90%, 06/15/52 (a)	400,000	238,920
5.35%, 12/01/53 (a)	275,000	246,796

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 05/15/54 (a)	425,000	389,036
5.80%, 01/15/55 (a)	475,000	453,729
PECO Energy Co.
4.90%, 06/15/33 (a)	150,000	151,294
4.88%, 09/15/35 (a)	75,000	74,499
5.95%, 10/01/36	75,000	80,093
4.15%, 10/01/44 (a)	100,000	82,456
3.70%, 09/15/47 (a)	125,000	94,314
3.90%, 03/01/48 (a)	150,000	116,078
3.00%, 09/15/49 (a)	100,000	65,099
2.80%, 06/15/50 (a)	100,000	61,913
3.05%, 03/15/51 (a)	75,000	48,764
2.85%, 09/15/51 (a)	175,000	108,407
4.60%, 05/15/52 (a)	75,000	63,398
4.38%, 08/15/52 (a)	75,000	61,215
5.25%, 09/15/54 (a)	125,000	116,029
5.65%, 09/15/55 (a)	100,000	98,729
Pinnacle West Capital Corp.
4.90%, 05/15/28 (a)	100,000	100,645
5.15%, 05/15/30 (a)	100,000	101,457
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	100,000	101,873
6.50%, 11/15/37	75,000	82,558
4.15%, 03/15/43 (a)	100,000	83,358
5.50%, 03/15/54 (a)	75,000	72,301
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	100,000	97,931
5.25%, 09/01/34 (a)	150,000	150,933
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	151,417
4.85%, 02/15/34 (a)	150,000	149,518
6.25%, 05/15/39	100,000	108,122
4.75%, 07/15/43 (a)	100,000	90,237
4.13%, 06/15/44 (a)	100,000	82,711
4.15%, 10/01/45 (a)	100,000	82,167
3.95%, 06/01/47 (a)	150,000	117,858
4.15%, 06/15/48 (a)	100,000	80,337
3.00%, 10/01/49 (a)	150,000	98,283
5.25%, 05/15/53 (a)	200,000	187,036
5.55%, 08/15/55 (a)	100,000	97,982
5.75%, 05/15/56 (a)	125,000	125,463
Progress Energy, Inc.
7.75%, 03/01/31	150,000	168,496
7.00%, 10/30/31	100,000	110,259
6.00%, 12/01/39	100,000	104,363
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	98,788
4.15%, 03/13/29 (a)	200,000	198,620
1.90%, 01/15/31 (a)	150,000	132,822
1.88%, 06/15/31 (a)	150,000	131,234
4.10%, 06/01/32 (a)	125,000	120,660
5.35%, 05/15/34 (a)	175,000	178,111
5.15%, 09/15/35 (a)	240,000	239,623
5.05%, 06/15/36 (a)	150,000	148,435
6.25%, 09/01/37	100,000	107,827
6.50%, 08/01/38	125,000	137,175
3.60%, 09/15/42 (a)	100,000	78,360
4.30%, 03/15/44 (a)	40,000	33,416
3.80%, 06/15/47 (a)	125,000	95,803
4.10%, 06/15/48 (a)	50,000	39,453
4.05%, 09/15/49 (a)	100,000	77,657
3.20%, 03/01/50 (a)	100,000	67,175
2.70%, 01/15/51 (a)	175,000	104,521
4.50%, 06/01/52 (a)	100,000	82,375
5.25%, 04/01/53 (a)	400,000	369,212
5.75%, 05/15/54 (a)	150,000	148,518
5.85%, 05/15/55 (a)	225,000	225,783
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Co. of New Hampshire
4.40%, 07/01/28	50,000	50,092
2.20%, 06/15/31 (a)	100,000	88,902
5.35%, 10/01/33 (a)	250,000	257,615
3.60%, 07/01/49 (a)	50,000	36,419
5.15%, 01/15/53 (a)	50,000	45,972
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	87,959
5.25%, 01/15/33 (a)	100,000	101,551
5.20%, 01/15/35 (a)	150,000	149,919
5.45%, 01/15/36 (a)	250,000	252,850
3.15%, 08/15/51 (a)	75,000	48,424
Public Service Electric & Gas Co.
3.65%, 09/01/28 (a)	100,000	98,574
3.20%, 05/15/29 (a)	100,000	97,006
4.20%, 01/01/31 (a)	150,000	147,803
1.90%, 08/15/31 (a)	250,000	218,990
3.10%, 03/15/32 (a)	150,000	138,332
4.90%, 12/15/32 (a)	150,000	151,275
4.65%, 03/15/33 (a)	75,000	74,360
5.20%, 08/01/33 (a)	100,000	102,464
5.20%, 03/01/34 (a)	100,000	101,840
4.85%, 08/01/34 (a)	100,000	99,525
5.05%, 03/01/35 (a)	100,000	100,809
4.90%, 08/15/35 (a)	130,000	129,435
5.80%, 05/01/37	100,000	105,867
5.50%, 03/01/40	75,000	75,574
3.95%, 05/01/42 (a)	150,000	124,595
3.65%, 09/01/42 (a)	125,000	99,429
3.80%, 01/01/43 (a)	150,000	120,462
3.80%, 03/01/46 (a)	150,000	117,053
3.60%, 12/01/47 (a)	100,000	74,421
3.85%, 05/01/49 (a)	150,000	115,125
3.20%, 08/01/49 (a)	75,000	51,121
3.15%, 01/01/50 (a)	100,000	67,205
2.70%, 05/01/50 (a)	150,000	93,047
2.05%, 08/01/50 (a)	200,000	105,930
3.00%, 03/01/51 (a)	175,000	113,801
5.13%, 03/15/53 (a)	50,000	46,123
5.45%, 08/01/53 (a)	100,000	96,544
5.45%, 03/01/54 (a)	100,000	96,572
5.30%, 08/01/54 (a)	100,000	94,369
5.50%, 03/01/55 (a)	75,000	72,991
5.63%, 01/01/56 (a)	100,000	99,232
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	204,202
5.88%, 10/15/28 (a)	150,000	154,296
5.20%, 04/01/29 (a)	150,000	152,565
4.90%, 03/15/30 (a)	200,000	201,962
1.60%, 08/15/30 (a)	200,000	176,656
2.45%, 11/15/31 (a)	475,000	422,750
6.13%, 10/15/33 (a)	75,000	79,576
5.45%, 04/01/34 (a)	175,000	178,731
5.40%, 03/15/35 (a)	125,000	126,625
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	95,651
4.10%, 06/15/30 (a)	100,000	97,106
4.22%, 03/15/32 (a)	75,000	72,053
5.73%, 03/15/35 (a)	310,000	312,610
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	75,000	76,437
6.27%, 03/15/37	62,000	67,072
5.76%, 10/01/39	75,000	76,757
5.80%, 03/15/40	75,000	76,539
5.64%, 04/15/41 (a)	175,000	175,063
4.30%, 05/20/45 (a)	75,000	62,213
4.22%, 06/15/48 (a)	250,000	201,612
3.25%, 09/15/49 (a)	100,000	68,168

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.89%, 09/15/51 (a)	100,000	62,653
5.45%, 06/01/53 (a)	75,000	72,015
5.69%, 06/15/54 (a)	75,000	74,066
5.60%, 09/15/55 (a)	90,000	87,590
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	100,000	101,090
1.70%, 10/01/30 (a)	200,000	177,524
3.00%, 03/15/32 (a)	100,000	91,153
5.40%, 04/15/35 (a)	250,000	255,015
5.20%, 03/15/36 (a)	150,000	150,112
6.00%, 06/01/39	50,000	52,521
4.50%, 08/15/40	100,000	90,045
3.75%, 06/01/47 (a)	75,000	56,487
4.15%, 05/15/48 (a)	100,000	79,060
4.10%, 06/15/49 (a)	100,000	77,813
3.32%, 04/15/50 (a)	100,000	67,630
2.95%, 08/15/51 (a)	150,000	95,409
3.70%, 03/15/52 (a)	125,000	89,953
5.35%, 04/01/53 (a)	250,000	233,795
5.55%, 04/15/54 (a)	225,000	216,452
5.95%, 03/15/56 (a)	125,000	126,866
Sierra Pacific Power Co.
5.90%, 03/15/54 (a)	75,000	75,144
6.20%, 12/15/55 (a)(b)	80,000	79,227
6.38%, 09/15/56 (a)(b)	100,000	99,933
Southern California Edison Co.
4.70%, 06/01/27 (a)	150,000	150,379
5.85%, 11/01/27 (a)	150,000	152,526
3.65%, 03/01/28 (a)	100,000	98,333
5.30%, 03/01/28 (a)	150,000	151,677
5.65%, 10/01/28 (a)	100,000	102,167
4.20%, 03/01/29 (a)	100,000	98,790
6.65%, 04/01/29	100,000	104,098
5.15%, 06/01/29 (a)	300,000	303,093
2.85%, 08/01/29 (a)	100,000	94,421
5.25%, 03/15/30 (a)	275,000	278,495
2.25%, 06/01/30 (a)	150,000	135,776
2.50%, 06/01/31 (a)	75,000	66,917
5.45%, 06/01/31 (a)	150,000	153,093
4.95%, 09/15/31 (a)	125,000	125,006
2.75%, 02/01/32 (a)	100,000	89,151
5.95%, 11/01/32 (a)	225,000	234,738
4.80%, 03/15/33 (a)	200,000	195,976
6.00%, 01/15/34	150,000	155,856
5.20%, 06/01/34 (a)	200,000	197,968
5.45%, 03/01/35 (a)	325,000	324,915
5.75%, 04/01/35	75,000	75,985
5.35%, 07/15/35	75,000	73,919
5.63%, 02/01/36	100,000	100,191
5.55%, 01/15/37	75,000	74,606
5.95%, 02/01/38	200,000	202,506
6.05%, 03/15/39	100,000	101,606
5.50%, 03/15/40	100,000	96,432
4.50%, 09/01/40 (a)	75,000	64,605
4.05%, 03/15/42 (a)	100,000	79,114
3.90%, 03/15/43 (a)	50,000	38,194
4.65%, 10/01/43 (a)	275,000	231,421
3.60%, 02/01/45 (a)	100,000	71,600
4.00%, 04/01/47 (a)	500,000	373,330
4.13%, 03/01/48 (a)	425,000	319,872
4.88%, 03/01/49 (a)	100,000	83,587
3.65%, 02/01/50 (a)	375,000	259,151
2.95%, 02/01/51 (a)	200,000	120,348
3.65%, 06/01/51 (a)	100,000	68,406
3.45%, 02/01/52 (a)	250,000	164,445
5.45%, 06/01/52 (a)	50,000	44,533
5.70%, 03/01/53 (a)	100,000	92,227
5.88%, 12/01/53 (a)	150,000	142,277
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 04/15/54 (a)	150,000	139,344
5.90%, 03/01/55 (a)	225,000	214,033
6.20%, 09/15/55 (a)	425,000	420,193
Southern Co.
5.11%, 08/01/27 (f)	225,000	226,883
1.75%, 03/15/28 (a)	75,000	71,696
4.85%, 06/15/28 (a)	200,000	201,624
5.50%, 03/15/29 (a)	200,000	205,130
3.70%, 04/30/30 (a)	275,000	266,340
5.70%, 10/15/32 (a)	100,000	104,407
5.20%, 06/15/33 (a)	150,000	151,825
5.70%, 03/15/34 (a)	425,000	441,333
4.85%, 03/15/35 (a)	250,000	244,207
4.25%, 07/01/36 (a)	125,000	115,461
4.40%, 07/01/46 (a)	550,000	459,294
6.38%, 03/15/55 (a)(b)	475,000	487,953
6.00%, 04/01/58 (a)(b)	300,000	301,980
Southern Power Co.
4.25%, 10/01/30 (a)	100,000	98,738
4.90%, 10/01/35 (a)	100,000	97,495
5.15%, 09/15/41	225,000	214,834
5.25%, 07/15/43	50,000	47,092
4.95%, 12/15/46 (a)	100,000	89,066
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	150,000	148,578
5.30%, 04/01/33 (a)	175,000	177,537
5.20%, 04/01/36 (a)	150,000	148,489
6.20%, 03/15/40	100,000	104,367
3.90%, 04/01/45 (a)	75,000	57,548
3.85%, 02/01/48 (a)	150,000	111,087
3.25%, 11/01/51 (a)	175,000	114,756
5.90%, 04/01/56 (a)	150,000	148,160
Southwestern Public Service Co.
5.30%, 05/15/35 (a)	75,000	75,527
4.50%, 08/15/41 (a)	150,000	132,335
3.40%, 08/15/46 (a)	75,000	53,442
3.70%, 08/15/47 (a)	100,000	74,407
4.40%, 11/15/48 (a)	100,000	81,629
3.75%, 06/15/49 (a)	250,000	182,367
3.15%, 05/01/50 (a)	150,000	98,358
6.00%, 06/01/54 (a)	100,000	101,332
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	75,000	76,880
5.30%, 12/15/34 (a)	100,000	100,101
Tampa Electric Co.
4.90%, 03/01/29 (a)	100,000	101,048
2.40%, 03/15/31 (a)	100,000	90,326
5.15%, 03/01/35 (a)	100,000	100,586
4.10%, 06/15/42 (a)	200,000	167,264
4.30%, 06/15/48 (a)	250,000	203,510
4.45%, 06/15/49 (a)	200,000	166,292
5.00%, 07/15/52 (a)	75,000	67,404
Toledo Edison Co.
6.15%, 05/15/37	50,000	53,735
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	100,000	88,195
5.20%, 09/15/34 (a)	75,000	75,752
4.85%, 12/01/48 (a)	50,000	44,055
4.00%, 06/15/50 (a)	100,000	76,554
3.25%, 05/01/51 (a)	175,000	116,438
5.50%, 04/15/53 (a)	75,000	71,536
5.90%, 04/15/55 (a)	75,000	75,320
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	146,519
2.95%, 03/15/30 (a)	200,000	189,294
2.15%, 03/15/32 (a)	100,000	87,720
5.20%, 04/01/34 (a)	100,000	101,629

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 04/15/35 (a)	375,000	380,351
4.80%, 03/15/36 (a)	250,000	243,727
5.30%, 08/01/37	150,000	151,687
8.45%, 03/15/39	100,000	128,512
3.90%, 09/15/42 (a)	40,000	32,773
4.00%, 04/01/48 (a)	250,000	195,992
2.63%, 03/15/51 (a)	100,000	59,355
3.90%, 04/01/52 (a)	150,000	113,420
5.45%, 03/15/53 (a)	100,000	95,786
5.25%, 01/15/54 (a)	200,000	184,806
5.13%, 03/15/55 (a)	75,000	68,486
Virginia Electric & Power Co.
3.80%, 04/01/28 (a)	150,000	148,581
2.88%, 07/15/29 (a)	100,000	95,696
2.30%, 11/15/31 (a)	75,000	66,802
2.40%, 03/30/32 (a)	150,000	132,522
5.00%, 04/01/33 (a)	350,000	354,158
5.30%, 08/15/33 (a)	75,000	76,904
5.00%, 01/15/34 (a)	100,000	100,401
5.05%, 08/15/34 (a)	100,000	100,420
5.15%, 03/15/35 (a)	100,000	100,481
4.90%, 09/15/35 (a)	150,000	147,774
6.00%, 01/15/36	150,000	159,025
4.95%, 03/15/36 (a)	550,000	540,765
6.00%, 05/15/37	150,000	158,890
6.35%, 11/30/37	100,000	108,521
8.88%, 11/15/38	150,000	197,094
4.00%, 01/15/43 (a)	100,000	81,911
4.65%, 08/15/43 (a)	100,000	88,277
4.45%, 02/15/44 (a)	100,000	85,899
4.20%, 05/15/45 (a)	100,000	82,202
4.00%, 11/15/46 (a)	100,000	78,540
3.80%, 09/15/47 (a)	150,000	114,989
4.60%, 12/01/48 (a)	150,000	127,455
3.30%, 12/01/49 (a)	125,000	85,451
2.45%, 12/15/50 (a)	200,000	114,502
2.95%, 11/15/51 (a)	350,000	219,908
4.63%, 05/15/52 (a)	100,000	84,475
5.45%, 04/01/53 (a)	300,000	285,927
5.70%, 08/15/53 (a)	275,000	271,978
5.35%, 01/15/54 (a)	100,000	94,112
5.55%, 08/15/54 (a)	100,000	96,575
5.65%, 03/15/55 (a)	100,000	98,082
5.60%, 09/15/55 (a)	325,000	315,919
5.70%, 03/15/56 (a)	200,000	197,184
Vistra Operations Co. LLC
4.55%, 10/30/28 (e)	125,000	124,484
5.00%, 04/30/31 (a)(e)	250,000	248,662
5.25%, 04/30/33 (a)(e)	250,000	248,405
5.55%, 04/30/36 (a)(e)	400,000	398,076
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	100,000	100,941
1.38%, 10/15/27 (a)	200,000	192,240
4.75%, 01/15/28 (a)	150,000	150,837
2.20%, 12/15/28 (a)	300,000	284,190
1.80%, 10/15/30 (a)	35,000	31,164
5.63%, 05/15/56 (a)(b)	110,000	109,309
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	95,166
5.00%, 05/15/29 (a)	150,000	152,491
4.15%, 10/15/30 (a)	90,000	88,631
4.75%, 09/30/32 (a)	100,000	100,756
5.63%, 05/15/33	100,000	105,179
5.70%, 12/01/36	250,000	262,060
4.30%, 10/15/48 (a)	100,000	82,130
5.05%, 10/01/54 (a)	75,000	67,939
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	96,072
1.95%, 09/16/31 (a)	100,000	87,039
3.95%, 09/01/32 (a)	100,000	95,522
4.95%, 04/01/33 (a)	100,000	100,462
5.38%, 03/30/34 (a)	100,000	101,852
6.38%, 08/15/37	150,000	162,445
3.65%, 04/01/50 (a)	100,000	71,994
5.70%, 12/15/55 (a)	50,000	48,930
Wisconsin Public Service Corp.
4.55%, 12/01/29 (a)	100,000	100,251
3.67%, 12/01/42	150,000	117,593
4.75%, 11/01/44 (a)	75,000	66,995
3.30%, 09/01/49 (a)	100,000	68,469
2.85%, 12/01/51 (a)	75,000	46,319
Xcel Energy, Inc.
4.75%, 03/21/28 (a)	75,000	75,338
4.00%, 06/15/28 (a)	250,000	248,225
2.60%, 12/01/29 (a)	100,000	93,500
3.40%, 06/01/30 (a)	100,000	95,367
2.35%, 11/15/31 (a)	100,000	88,022
4.60%, 06/01/32 (a)	200,000	196,932
5.45%, 08/15/33 (a)	150,000	153,325
5.50%, 03/15/34 (a)	250,000	255,290
5.60%, 04/15/35 (a)	150,000	153,547
6.50%, 07/01/36	100,000	108,444
3.50%, 12/01/49 (a)	100,000	70,225
5.75%, 12/03/56 (a)(b)	200,000	198,150
		178,481,032
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	98,873
2.63%, 09/15/29 (a)	125,000	118,268
1.50%, 01/15/31 (a)	150,000	131,187
5.45%, 10/15/32 (a)	275,000	285,387
5.90%, 11/15/33 (a)	425,000	453,347
5.20%, 08/15/35 (a)	90,000	91,558
5.50%, 06/15/41 (a)	175,000	175,542
4.15%, 01/15/43 (a)	100,000	84,933
4.13%, 10/15/44 (a)	175,000	146,589
4.30%, 10/01/48 (a)	100,000	82,078
4.13%, 03/15/49 (a)	100,000	79,862
3.38%, 09/15/49 (a)	100,000	69,892
2.85%, 02/15/52 (a)	150,000	93,309
5.75%, 10/15/52 (a)	100,000	100,355
6.20%, 11/15/53 (a)	100,000	106,517
5.00%, 12/15/54 (a)	175,000	157,265
5.45%, 01/15/56 (a)	100,000	96,364
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	203,208
4.00%, 04/01/28 (a)	100,000	99,361
1.75%, 10/01/30 (a)	100,000	88,968
4.40%, 07/01/32 (a)	150,000	146,832
5.40%, 07/01/34 (a)	75,000	76,752
5.85%, 01/15/41 (a)	100,000	102,560
National Grid USA
5.80%, 04/01/35	75,000	78,188
NiSource, Inc.
5.25%, 03/30/28 (a)	200,000	202,850
5.20%, 07/01/29 (a)	150,000	152,604
2.95%, 09/01/29 (a)	100,000	95,132
3.60%, 05/01/30 (a)	300,000	288,870
1.70%, 02/15/31 (a)	150,000	131,069
4.75%, 05/18/31 (a)	125,000	125,013
5.40%, 06/30/33 (a)	75,000	76,900
5.35%, 04/01/34 (a)	350,000	357,500

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 07/15/35 (a)	350,000	354,004
5.30%, 05/18/36 (a)	200,000	200,358
5.95%, 06/15/41 (a)	75,000	76,954
5.25%, 02/15/43 (a)	95,000	89,154
4.80%, 02/15/44 (a)	159,000	140,745
5.65%, 02/01/45 (a)	100,000	97,810
4.38%, 05/15/47 (a)	200,000	164,580
3.95%, 03/30/48 (a)	150,000	114,828
5.00%, 06/15/52 (a)	75,000	65,591
6.95%, 11/30/54 (a)(b)	325,000	337,412
6.38%, 03/31/55 (a)(b)	75,000	76,755
5.85%, 04/01/55 (a)	475,000	470,212
5.75%, 07/15/56 (a)(b)	180,000	180,216
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	50,000	51,120
ONE Gas, Inc.
5.10%, 04/01/29 (a)	100,000	101,715
2.00%, 05/15/30 (a)	100,000	90,731
4.25%, 09/01/32 (a)	75,000	73,313
4.66%, 02/01/44 (a)	175,000	154,642
4.50%, 11/01/48 (a)	100,000	84,949
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	145,743
2.50%, 03/15/31 (a)	100,000	90,659
5.40%, 06/15/33 (a)	100,000	102,525
5.10%, 02/15/35 (a)	75,000	74,908
4.65%, 08/01/43 (a)	150,000	130,466
3.64%, 11/01/46 (a)	100,000	73,429
3.35%, 06/01/50 (a)	100,000	68,218
5.05%, 05/15/52 (a)	50,000	44,765
Sempra
3.25%, 06/15/27 (a)	100,000	98,876
3.40%, 02/01/28 (a)	200,000	196,444
3.70%, 04/01/29 (a)	150,000	146,610
5.50%, 08/01/33 (a)	150,000	154,669
5.25%, 03/15/36 (a)	200,000	197,932
3.80%, 02/01/38 (a)	200,000	169,810
6.00%, 10/15/39	150,000	154,275
4.00%, 02/01/48 (a)	150,000	114,060
6.40%, 10/01/54 (a)(b)	375,000	378,000
6.88%, 10/01/54 (a)(b)	350,000	357,672
6.55%, 04/01/55 (a)(b)	100,000	100,926
6.63%, 04/01/55 (a)(b)	75,000	75,716
6.38%, 04/01/56 (a)(b)	425,000	429,445
Southern California Gas Co.
2.55%, 02/01/30 (a)	200,000	187,266
5.20%, 06/01/33 (a)	100,000	101,886
5.05%, 09/01/34 (a)	200,000	200,488
5.45%, 06/15/35 (a)	225,000	230,859
5.13%, 11/15/40	50,000	48,246
3.75%, 09/15/42 (a)	75,000	59,652
4.13%, 06/01/48 (a)	75,000	58,690
4.30%, 01/15/49 (a)	225,000	180,934
3.95%, 02/15/50 (a)	100,000	75,547
6.35%, 11/15/52 (a)	200,000	212,632
5.75%, 06/01/53 (a)	150,000	147,214
5.60%, 04/01/54 (a)	100,000	96,196
6.00%, 06/15/55 (a)	100,000	101,941
5.90%, 06/01/56 (a)	175,000	175,418
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	80,000	79,470
1.75%, 01/15/31 (a)	100,000	88,199
5.15%, 09/15/32 (a)	100,000	101,561
5.75%, 09/15/33 (a)	175,000	182,471
4.95%, 09/15/34 (a)	100,000	98,959
5.10%, 09/15/35 (a)	80,000	79,308
5.88%, 03/15/41 (a)	250,000	257,457
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 06/01/43 (a)	200,000	169,434
3.95%, 10/01/46 (a)	175,000	135,702
4.40%, 05/30/47 (a)	100,000	83,084
3.15%, 09/30/51 (a)	75,000	49,183
6.05%, 09/15/56 (a)(b)	125,000	125,706
Southwest Gas Corp.
5.80%, 12/01/27 (a)	200,000	203,986
2.20%, 06/15/30 (a)	250,000	226,972
4.05%, 03/15/32 (a)	150,000	143,510
3.80%, 09/29/46 (a)	75,000	57,224
4.15%, 06/01/49 (a)	100,000	77,771
3.18%, 08/15/51 (a)	75,000	49,545
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	125,000	124,983
5.15%, 08/15/34 (a)	50,000	50,486
3.30%, 06/01/51 (a)	100,000	67,583
Spire, Inc.
4.60%, 09/01/31 (a)	350,000	345,943
6.25%, 06/01/56 (a)(b)	80,000	80,043
6.45%, 06/01/56 (a)(b)	80,000	79,946
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	76,652
3.65%, 09/15/49 (a)	75,000	53,623
		15,793,140
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	150,000	147,787
3.75%, 09/01/28 (a)	240,000	236,856
3.45%, 06/01/29 (a)	300,000	291,642
4.63%, 06/01/29 (a)	125,000	125,566
2.80%, 05/01/30 (a)	100,000	93,792
2.30%, 06/01/31 (a)	200,000	179,252
4.45%, 06/01/32 (a)	100,000	98,300
5.15%, 03/01/34 (a)	100,000	101,807
5.25%, 03/01/35 (a)	150,000	152,505
5.20%, 04/01/36 (a)	200,000	200,336
6.59%, 10/15/37	150,000	168,334
4.30%, 12/01/42 (a)	100,000	86,934
4.30%, 09/01/45 (a)	500,000	417,720
4.00%, 12/01/46 (a)	50,000	39,415
3.75%, 09/01/47 (a)	200,000	152,346
4.20%, 09/01/48 (a)	100,000	80,381
4.15%, 06/01/49 (a)	150,000	118,904
3.45%, 05/01/50 (a)	100,000	70,394
3.25%, 06/01/51 (a)	200,000	134,288
5.45%, 03/01/54 (a)	225,000	214,992
5.70%, 09/01/55 (a)	200,000	197,688
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	100,000	100,427
3.57%, 05/01/29 (a)	75,000	72,869
2.70%, 04/15/30 (a)	100,000	92,970
2.40%, 05/01/31 (a)	150,000	134,385
5.38%, 01/15/34 (a)	300,000	305,340
5.25%, 08/15/35 (a)	150,000	150,606
4.28%, 05/01/49 (a)	100,000	79,906
3.35%, 04/15/50 (a)	100,000	67,601
5.30%, 05/01/52 (a)	100,000	91,611
United Utilities PLC
6.88%, 08/15/28	100,000	104,725
		4,509,679
		198,783,851
Total Corporates (Cost $2,052,054,594)		1,964,079,657

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 45.9% OF NET ASSETS
U.S. Treasury Bonds
6.38%, 08/15/27	1,131,300	1,164,444
6.13%, 11/15/27	2,297,500	2,367,996
5.50%, 08/15/28	280,000	288,794
5.25%, 11/15/28	1,936,100	1,991,385
5.25%, 02/15/29	969,300	1,001,976
6.13%, 08/15/29	1,294,000	1,373,510
6.25%, 05/15/30	1,366,000	1,472,185
5.38%, 02/15/31	2,099,000	2,211,165
4.50%, 02/15/36	1,640,700	1,660,824
4.75%, 02/15/37	1,113,000	1,143,347
5.00%, 05/15/37	2,112,000	2,216,280
4.38%, 02/15/38	1,627,600	1,611,705
4.50%, 05/15/38	1,868,000	1,865,957
3.50%, 02/15/39	2,175,300	1,949,103
4.25%, 05/15/39	3,631,500	3,496,170
4.50%, 08/15/39	2,807,300	2,760,146
4.38%, 11/15/39	2,999,900	2,903,341
4.63%, 02/15/40	3,961,600	3,926,936
1.13%, 05/15/40	9,910,000	6,227,816
4.38%, 05/15/40	3,001,000	2,891,745
1.13%, 08/15/40	13,100,000	8,146,563
3.88%, 08/15/40	4,035,100	3,668,473
1.38%, 11/15/40	15,429,000	9,917,954
4.25%, 11/15/40	2,871,600	2,716,130
1.88%, 02/15/41	21,650,000	14,941,883
4.75%, 02/15/41	2,736,000	2,728,519
2.25%, 05/15/41	15,595,000	11,319,777
4.38%, 05/15/41	2,593,700	2,476,984
1.75%, 08/15/41	19,900,000	13,269,258
3.75%, 08/15/41	2,927,600	2,591,383
2.00%, 11/15/41	15,726,000	10,836,197
3.13%, 11/15/41	3,314,600	2,694,666
2.38%, 02/15/42	12,247,000	8,887,686
3.13%, 02/15/42	3,382,900	2,736,978
3.00%, 05/15/42	3,486,300	2,761,803
3.25%, 05/15/42	10,773,000	8,833,018
2.75%, 08/15/42	3,713,100	2,821,956
3.38%, 08/15/42	9,185,000	7,634,314
2.75%, 11/15/42	5,581,800	4,220,800
4.00%, 11/15/42	9,742,000	8,759,428
3.13%, 02/15/43	4,568,900	3,632,989
3.88%, 02/15/43	9,185,000	8,104,327
2.88%, 05/15/43	7,476,800	5,707,485
3.88%, 05/15/43	9,185,000	8,082,800
3.63%, 08/15/43	5,626,900	4,770,996
4.38%, 08/15/43	9,324,000	8,731,780
3.75%, 11/15/43	5,431,900	4,673,131
4.75%, 11/15/43	10,507,000	10,292,756
3.63%, 02/15/44	5,932,900	5,002,640
4.50%, 02/15/44	11,007,000	10,436,872
3.38%, 05/15/44	5,418,600	4,395,839
4.63%, 05/15/44	10,785,000	10,374,665
3.13%, 08/15/44	7,359,200	5,728,102
4.13%, 08/15/44	11,445,000	10,300,500
3.00%, 11/15/44	6,337,600	4,818,061
4.63%, 11/15/44	11,203,000	10,747,878
2.50%, 02/15/45	8,081,000	5,626,396
4.75%, 02/15/45	11,273,000	10,978,845
3.00%, 05/15/45	3,992,600	3,015,661
5.00%, 05/15/45	10,925,000	10,971,943
2.88%, 08/15/45	4,993,200	3,680,925
4.88%, 08/15/45	11,342,000	11,203,769
3.00%, 11/15/45	3,644,600	2,734,589
4.63%, 11/15/45	11,619,000	11,106,130
2.50%, 02/15/46	6,680,000	4,573,713
4.63%, 02/15/46	15,525,000	14,830,014
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	6,340,800	4,325,615
5.00%, 05/15/46	2,000,000	2,006,172
2.25%, 08/15/46	8,461,800	5,477,693
2.88%, 11/15/46	3,492,900	2,533,717
3.00%, 02/15/47	6,855,000	5,069,487
3.00%, 05/15/47	5,645,000	4,164,511
2.75%, 08/15/47	8,703,000	6,111,818
2.75%, 11/15/47	8,468,000	5,928,923
3.00%, 02/15/48	9,476,000	6,930,065
3.13%, 05/15/48	9,946,000	7,422,980
3.00%, 08/15/48	10,917,000	7,941,265
3.38%, 11/15/48	11,156,000	8,669,432
3.00%, 02/15/49	11,675,000	8,452,518
2.88%, 05/15/49	11,761,000	8,292,424
2.25%, 08/15/49	11,471,400	7,074,627
2.38%, 11/15/49	10,081,000	6,366,782
2.00%, 02/15/50	13,613,000	7,857,253
1.25%, 05/15/50	17,968,000	8,457,594
1.38%, 08/15/50	17,284,000	8,384,090
1.63%, 11/15/50	17,340,000	8,970,741
1.88%, 02/15/51	19,201,000	10,563,550
2.38%, 05/15/51	22,400,000	13,877,500
2.00%, 08/15/51	20,750,000	11,701,055
1.88%, 11/15/51	17,877,000	9,727,602
2.25%, 02/15/52	16,428,000	9,797,762
2.88%, 05/15/52	15,187,000	10,414,960
3.00%, 08/15/52	14,816,000	10,415,185
4.00%, 11/15/52	14,882,000	12,636,911
3.63%, 02/15/53	15,030,000	11,923,017
3.63%, 05/15/53	14,516,000	11,503,930
4.13%, 08/15/53	16,483,000	14,296,427
4.75%, 11/15/53	16,331,000	15,691,795
4.25%, 02/15/54	17,104,000	15,149,066
4.63%, 05/15/54	17,272,000	16,286,956
4.25%, 08/15/54	17,570,000	15,565,922
4.50%, 11/15/54	17,137,000	15,832,981
4.63%, 02/15/55	17,405,000	16,416,450
4.75%, 05/15/55	17,841,000	17,176,144
4.75%, 08/15/55	17,541,000	16,894,176
4.63%, 11/15/55	18,856,500	17,803,188
4.75%, 02/15/56	22,842,500	22,023,382
5.00%, 05/15/56	6,700,000	6,721,461
U.S. Treasury Notes
3.75%, 06/30/27	9,023,000	9,008,020
4.38%, 07/15/27	15,675,000	15,752,763
0.38%, 07/31/27	12,174,000	11,684,900
2.75%, 07/31/27	14,294,000	14,102,762
3.88%, 07/31/27	20,544,000	20,529,555
2.25%, 08/15/27	12,238,000	11,998,260
3.75%, 08/15/27	15,751,000	15,717,468
0.50%, 08/31/27	10,044,000	9,627,135
3.13%, 08/31/27	12,935,000	12,807,418
3.63%, 08/31/27	19,023,000	18,950,178
3.38%, 09/15/27	19,283,000	19,147,793
0.38%, 09/30/27	12,783,000	12,197,529
3.50%, 09/30/27	26,023,000	25,874,079
4.13%, 09/30/27	12,022,000	12,049,707
3.88%, 10/15/27	15,827,000	15,810,617
0.50%, 10/31/27	12,859,000	12,252,718
3.50%, 10/31/27	20,544,000	20,413,995
4.13%, 10/31/27	12,327,000	12,353,965
2.25%, 11/15/27	12,022,000	11,732,486
4.13%, 11/15/27	16,207,000	16,241,187
0.63%, 11/30/27	13,848,000	13,179,401
3.38%, 11/30/27	23,250,000	23,052,012
3.88%, 11/30/27	11,566,000	11,549,735
4.00%, 12/15/27	16,131,000	16,137,616
0.63%, 12/31/27	15,066,000	14,297,104
3.38%, 12/31/27	25,900,000	25,659,717

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 12/31/27	11,718,000	11,698,775
4.25%, 01/15/28	17,349,000	17,418,803
0.75%, 01/31/28	16,740,000	15,872,920
3.50%, 01/31/28	31,958,000	31,707,704
2.75%, 02/15/28	15,752,000	15,431,730
4.25%, 02/15/28	16,740,000	16,811,603
1.13%, 02/29/28	16,022,000	15,253,132
3.38%, 02/29/28	31,869,500	31,545,203
4.00%, 02/29/28	19,145,000	19,149,113
3.88%, 03/15/28	14,802,000	14,772,801
1.25%, 03/31/28	14,693,000	13,986,186
3.63%, 03/31/28	11,754,000	11,677,783
3.88%, 03/31/28	34,126,400	34,054,415
3.75%, 04/15/28	16,656,000	16,582,154
1.25%, 04/30/28	13,412,000	12,737,995
3.50%, 04/30/28	9,754,000	9,664,461
3.75%, 04/30/28	37,500,000	37,329,346
2.88%, 05/15/28	13,839,000	13,547,894
3.75%, 05/15/28	12,802,000	12,741,741
1.25%, 05/31/28	13,778,000	13,056,001
3.63%, 05/31/28	9,145,000	9,078,913
4.00%, 05/31/28	20,000,000	20,002,344
3.88%, 06/15/28	12,193,000	12,161,565
1.25%, 06/30/28	12,071,000	11,413,225
4.00%, 06/30/28	9,328,000	9,326,543
3.88%, 07/15/28	12,802,000	12,765,494
1.00%, 07/31/28	13,412,000	12,581,609
4.13%, 07/31/28	9,145,000	9,166,076
2.88%, 08/15/28	14,083,000	13,746,328
3.63%, 08/15/28	12,802,000	12,697,484
1.13%, 08/31/28	13,290,000	12,471,315
4.38%, 08/31/28	10,730,000	10,810,894
3.38%, 09/15/28	15,851,000	15,628,095
1.25%, 09/30/28	13,351,000	12,533,251
4.63%, 09/30/28	11,095,000	11,242,355
3.50%, 10/15/28	16,022,000	15,830,487
1.38%, 10/31/28	12,924,000	12,140,483
4.88%, 10/31/28	12,802,000	13,047,038
3.13%, 11/15/28	13,107,000	12,832,060
3.50%, 11/15/28	18,033,000	17,808,996
1.50%, 11/30/28	12,802,000	12,037,881
4.38%, 11/30/28	12,193,000	12,291,592
3.50%, 12/15/28	16,148,000	15,940,473
1.38%, 12/31/28	12,802,000	11,974,371
3.75%, 12/31/28	14,570,000	14,467,555
3.50%, 01/15/29	14,500,000	14,306,289
1.75%, 01/31/29	12,071,000	11,377,389
4.00%, 01/31/29	14,012,000	13,996,127
2.63%, 02/15/29	12,985,000	12,513,787
3.50%, 02/15/29	15,125,000	14,915,850
1.88%, 02/28/29	12,649,000	11,941,941
4.25%, 02/28/29	16,033,000	16,116,923
3.50%, 03/15/29	15,000,000	14,788,477
2.38%, 03/31/29	12,218,000	11,677,258
4.13%, 03/31/29	17,680,000	17,715,912
3.88%, 04/15/29	20,417,600	20,324,285
2.88%, 04/30/29	11,499,000	11,131,571
4.63%, 04/30/29	18,399,000	18,685,047
2.38%, 05/15/29	13,009,000	12,411,907
3.88%, 05/15/29	18,000,000	17,916,328
2.75%, 05/31/29	10,493,000	10,111,399
4.50%, 05/31/29	18,399,000	18,626,831
3.25%, 06/30/29	10,493,000	10,250,759
4.25%, 06/30/29	18,549,000	18,649,715
2.63%, 07/31/29	9,702,000	9,291,560
4.00%, 07/31/29	17,968,000	17,934,310
1.63%, 08/15/29	12,002,000	11,136,543
3.13%, 08/31/29	9,487,000	9,216,102
3.63%, 08/31/29	18,111,000	17,865,511
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 09/30/29	19,405,000	19,060,106
3.88%, 09/30/29	9,487,000	9,428,818
4.00%, 10/31/29	9,343,000	9,320,372
4.13%, 10/31/29	18,111,000	18,135,761
1.75%, 11/15/29	8,409,000	7,787,194
3.88%, 11/30/29	8,768,000	8,709,090
4.13%, 11/30/29	18,255,000	18,280,671
3.88%, 12/31/29	8,912,000	8,849,686
4.38%, 12/31/29	17,831,000	18,000,952
3.50%, 01/31/30	9,199,000	9,014,301
4.25%, 01/31/30	19,980,000	20,084,583
1.50%, 02/15/30	15,165,000	13,830,362
4.00%, 02/28/30	27,383,000	27,293,150
3.63%, 03/31/30	8,912,000	8,764,743
4.00%, 03/31/30	18,399,000	18,337,191
3.50%, 04/30/30	9,199,000	9,000,287
3.88%, 04/30/30	18,399,000	18,248,789
0.63%, 05/15/30	21,496,000	18,793,046
3.75%, 05/31/30	8,768,000	8,654,632
4.00%, 05/31/30	18,327,000	18,256,842
3.75%, 06/30/30	9,056,000	8,933,956
3.88%, 06/30/30	18,400,000	18,239,000
3.88%, 07/31/30	18,255,000	18,091,703
4.00%, 07/31/30	9,273,000	9,234,242
0.63%, 08/15/30	27,598,000	23,914,314
3.63%, 08/31/30	18,399,000	18,046,832
4.13%, 08/31/30	9,343,000	9,343,365
3.63%, 09/30/30	24,723,000	24,243,992
4.63%, 09/30/30	9,918,000	10,115,198
3.63%, 10/31/30	20,124,000	19,723,092
4.88%, 10/31/30	9,559,000	9,845,397
0.88%, 11/15/30	28,533,000	24,798,075
3.50%, 11/30/30	23,658,000	23,057,309
4.38%, 11/30/30	11,715,000	11,833,065
3.63%, 12/31/30	23,050,000	22,568,291
3.75%, 12/31/30	11,284,000	11,106,365
3.75%, 01/31/31	23,850,000	23,468,027
4.00%, 01/31/31	10,565,000	10,505,159
1.13%, 02/15/31	27,383,000	23,907,712
3.50%, 02/28/31	24,332,000	23,679,979
4.25%, 02/28/31	11,402,000	11,457,674
3.88%, 03/31/31	26,667,600	26,368,631
4.13%, 03/31/31	12,209,000	12,199,939
3.88%, 04/30/31	31,000,000	30,645,195
4.63%, 04/30/31	12,261,000	12,520,109
1.63%, 05/15/31	24,785,000	22,008,305
4.13%, 05/31/31	22,000,000	21,989,687
4.63%, 05/31/31	10,209,000	10,424,745
4.25%, 06/30/31	9,577,000	9,619,273
4.13%, 07/31/31	9,577,000	9,563,906
1.25%, 08/15/31	25,232,000	21,818,781
3.75%, 08/31/31	9,823,000	9,631,528
3.63%, 09/30/31	9,454,000	9,210,264
4.13%, 10/31/31	9,516,000	9,491,838
1.38%, 11/15/31	25,417,000	21,959,891
4.13%, 11/30/31	9,454,000	9,429,257
4.50%, 12/31/31	9,823,000	9,973,415
4.38%, 01/31/32	9,516,000	9,601,495
1.88%, 02/15/32	23,206,000	20,482,921
4.13%, 02/29/32	9,454,000	9,417,809
4.13%, 03/31/32	9,516,000	9,477,713
4.00%, 04/30/32	9,823,000	9,715,561
2.88%, 05/15/32	22,777,000	21,179,941
4.13%, 05/31/32	9,823,000	9,775,804
4.00%, 06/30/32	10,323,000	10,200,414
4.00%, 07/31/32	9,577,000	9,457,288
2.75%, 08/15/32	21,923,000	20,155,458
3.88%, 08/31/32	9,823,000	9,628,842
3.88%, 09/30/32	9,700,000	9,504,484

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 10/31/32	9,946,000	9,668,600
4.13%, 11/15/32	23,268,000	23,107,124
3.75%, 11/30/32	9,946,000	9,663,161
3.88%, 12/31/32	10,103,000	9,881,997
4.00%, 01/31/33	10,000,000	9,846,875
3.50%, 02/15/33	23,400,000	22,357,055
3.75%, 02/28/33	10,954,000	10,624,096
4.25%, 03/31/33	13,417,600	13,399,780
4.13%, 04/30/33	16,400,000	16,248,812
3.38%, 05/15/33	24,979,000	23,618,816
4.25%, 05/31/33	12,500,000	12,477,295
3.88%, 08/15/33	27,586,000	26,869,411
4.50%, 11/15/33	29,200,000	29,549,031
4.00%, 02/15/34	29,851,000	29,216,666
4.38%, 05/15/34	30,400,000	30,473,625
3.88%, 08/15/34	30,057,000	29,070,755
4.25%, 11/15/34	30,331,000	30,072,713
4.63%, 02/15/35	29,000,000	29,505,235
4.25%, 05/15/35	31,000,000	30,660,937
4.25%, 08/15/35	30,360,000	29,994,731
4.00%, 11/15/35	30,737,000	29,735,646
4.13%, 02/15/36	34,185,000	33,359,753
4.38%, 05/15/36	14,000,000	13,931,094
Total Treasuries (Cost $3,845,570,415)		3,780,683,681

GOVERNMENT RELATED 4.1% OF NET ASSETS

Agency 1.0%
Foreign 0.6%
Austria 0.1%
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	200,000	198,894
4.25%, 03/01/28	250,000	250,752
4.00%, 05/28/28	425,000	424,520
4.13%, 01/18/29	300,000	300,354
4.13%, 05/29/29	325,000	325,312
3.75%, 09/05/29	150,000	148,302
4.50%, 01/24/30	775,000	784,091
3.75%, 09/10/30	770,000	757,857
3.75%, 01/15/31	400,000	393,060
		3,583,142
Canada 0.1%
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	180,660
4.10%, 06/15/51 (a)	75,000	50,612
Export Development Canada
3.75%, 09/07/27	500,000	498,360
3.88%, 02/14/28	750,000	748,058
4.13%, 02/13/29	1,100,000	1,101,573
4.00%, 06/20/30	400,000	397,868
4.75%, 06/05/34	600,000	614,826
		3,591,957
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
4.00%, 06/28/27 (i)	1,050,000	1,050,882
3.50%, 08/27/27 (i)	800,000	795,512
3.75%, 02/15/28 (i)	900,000	896,364
2.88%, 04/03/28 (i)	1,250,000	1,225,162
3.88%, 05/15/28 (i)	750,000	748,110
3.88%, 06/15/28 (i)	1,000,000	997,410
3.50%, 08/09/28 (i)	780,000	771,459
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 03/15/29 (i)	1,250,000	1,248,337
3.50%, 05/15/29 (i)	1,000,000	984,600
1.75%, 09/14/29 (i)	500,000	464,620
4.63%, 03/18/30 (i)	750,000	763,590
3.75%, 07/15/30 (i)	1,250,000	1,233,050
0.75%, 09/30/30 (i)	500,000	433,920
4.75%, 10/29/30 (i)	525,000	538,067
3.75%, 03/14/31 (i)	1,000,000	983,150
4.13%, 07/22/31 (i)	1,050,000	1,047,931
4.13%, 07/15/33 (i)	1,025,000	1,013,951
4.38%, 02/28/34 (i)	1,000,000	1,003,720
3.15%, 04/18/36 (i)(j)	550,000	355,168
2.63%, 06/29/37 (i)(j)	450,000	273,096
Landwirtschaftliche Rentenbank
3.88%, 09/28/27 (i)	250,000	249,625
2.50%, 11/15/27 (i)	250,000	244,643
3.88%, 06/14/28 (i)	200,000	199,376
4.63%, 04/17/29 (i)	550,000	558,151
4.13%, 05/28/30 (i)	300,000	299,859
0.88%, 09/03/30 (i)	500,000	437,110
3.63%, 10/08/30 (i)	400,000	391,836
5.00%, 10/24/33 (i)	275,000	286,091
		19,494,790
Japan 0.1%
Japan Bank for International Cooperation
2.88%, 06/01/27	200,000	197,606
2.88%, 07/21/27	400,000	394,416
4.63%, 07/22/27	300,000	301,551
4.38%, 10/05/27	200,000	200,564
2.75%, 11/16/27	450,000	440,946
4.63%, 07/19/28	300,000	302,526
3.25%, 07/20/28	200,000	196,148
4.88%, 10/18/28	200,000	203,000
3.50%, 10/31/28	200,000	196,752
2.13%, 02/16/29	250,000	236,623
2.00%, 10/17/29	200,000	185,738
1.25%, 01/21/31	450,000	392,521
4.38%, 01/24/31	400,000	400,720
1.88%, 04/15/31	700,000	625,247
4.63%, 04/17/34	200,000	200,148
4.38%, 01/23/36	750,000	731,377
Japan International Cooperation Agency
4.00%, 05/23/28	250,000	249,098
4.75%, 05/21/29	200,000	202,692
4.25%, 05/22/30	200,000	199,458
1.00%, 07/22/30	380,000	332,861
1.75%, 04/28/31	200,000	177,394
		6,367,386
Norway 0.0%
Equinor ASA
7.25%, 09/23/27	200,000	208,036
4.25%, 06/02/28 (a)	150,000	150,195
3.63%, 09/10/28 (a)	300,000	296,706
3.13%, 04/06/30 (a)	550,000	525,288
2.38%, 05/22/30 (a)	350,000	323,852
4.50%, 09/03/30 (a)	300,000	300,108
5.13%, 06/03/35 (a)	150,000	152,739
4.75%, 11/14/35 (a)	180,000	176,904
3.63%, 04/06/40 (a)	100,000	83,882
5.10%, 08/17/40	214,000	210,176
4.25%, 11/23/41	100,000	87,498
3.95%, 05/15/43	150,000	124,608
4.80%, 11/08/43	225,000	208,035

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 11/18/49 (a)	300,000	209,253
3.70%, 04/06/50 (a)	250,000	188,670
		3,245,950
Republic of Korea 0.1%
Export-Import Bank of Korea
4.25%, 09/15/27	200,000	200,138
4.13%, 10/17/27	200,000	199,804
5.00%, 01/11/28	400,000	404,888
4.63%, 01/14/28	200,000	201,334
5.13%, 09/18/28	600,000	612,006
4.50%, 01/11/29	600,000	604,746
3.75%, 01/13/29	200,000	197,922
4.00%, 09/11/29	200,000	198,882
4.88%, 01/14/30	200,000	203,794
1.25%, 09/21/30	250,000	220,143
3.88%, 01/13/31	200,000	196,272
2.13%, 01/18/32	250,000	221,863
4.50%, 09/15/32	200,000	200,862
5.13%, 01/11/33	200,000	206,700
4.63%, 01/11/34	200,000	200,244
5.25%, 01/14/35	200,000	208,242
4.38%, 01/13/36	200,000	194,326
2.50%, 06/29/41	200,000	145,940
Korea Development Bank
4.63%, 02/03/28	200,000	201,478
4.38%, 02/15/28	200,000	200,666
3.75%, 01/28/29	950,000	939,958
4.50%, 02/15/29	900,000	907,578
4.88%, 02/03/30	200,000	203,768
3.75%, 09/16/30	200,000	195,540
4.00%, 01/28/31	200,000	197,366
2.00%, 10/25/31	250,000	222,232
4.25%, 09/08/32	250,000	247,395
4.38%, 02/15/33	200,000	198,184
5.63%, 10/23/33	200,000	213,298
		8,345,569
Sweden 0.0%
Svensk Exportkredit AB
3.88%, 08/04/27	200,000	199,570
3.75%, 09/13/27	300,000	298,809
3.75%, 05/08/28	500,000	496,920
4.13%, 06/14/28	750,000	750,525
4.25%, 02/01/29	200,000	200,634
3.63%, 03/12/29	400,000	394,868
3.75%, 07/29/30	200,000	196,616
4.88%, 10/04/30	500,000	513,040
		3,050,982
		47,679,776
U.S. 0.4%
Federal Farm Credit Banks Funding Corp.
4.50%, 03/26/27	1,000,000	1,004,800
4.00%, 01/06/28	500,000	499,935
4.13%, 03/20/29	1,000,000	1,001,310
Federal Home Loan Banks
4.00%, 06/30/28	3,500,000	3,498,915
3.25%, 11/16/28	2,850,000	2,804,628
4.75%, 12/08/28	1,500,000	1,524,090
4.13%, 06/14/30	750,000	750,517
4.75%, 03/10/34	1,500,000	1,530,195
5.50%, 07/15/36	330,000	356,011
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	200,000	222,418
6.25%, 07/15/32	3,100,000	3,431,917
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal National Mortgage Association
0.75%, 10/08/27	1,750,000	1,677,550
6.03%, 10/08/27	164,000	168,587
7.25%, 05/15/30	1,000,000	1,113,400
0.88%, 08/05/30	6,214,000	5,449,864
6.63%, 11/15/30	9,180,000	10,100,754
5.63%, 07/15/37	500,000	543,455
Private Export Funding Corp.
1.40%, 07/15/28	100,000	94,411
Tennessee Valley Authority
4.65%, 06/15/35	655,000	662,736
4.63%, 09/15/60	150,000	131,700
		36,567,193
		84,246,969

Local Authority 0.7%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.50%, 12/01/29	100,000	113,230
9.38%, 04/15/30	100,000	117,608
Province of Alberta
3.30%, 03/15/28	450,000	443,948
4.50%, 06/26/29	250,000	252,493
1.30%, 07/22/30	450,000	400,572
4.50%, 01/24/34	375,000	374,775
4.30%, 11/02/35	300,000	292,143
Province of British Columbia
4.70%, 01/24/28	850,000	858,211
4.80%, 11/15/28	650,000	659,873
4.90%, 04/24/29	600,000	611,958
3.90%, 08/27/30	800,000	789,472
1.30%, 01/29/31	500,000	437,630
4.05%, 04/23/31	1,250,000	1,236,687
4.20%, 07/06/33	550,000	539,418
4.75%, 06/12/34	500,000	504,985
4.80%, 06/11/35	625,000	631,819
Province of Manitoba
1.50%, 10/25/28	325,000	305,380
4.30%, 07/27/33	200,000	196,630
4.90%, 05/31/34	275,000	279,670
Province of New Brunswick
3.63%, 02/24/28	150,000	148,764
Province of Ontario
4.20%, 01/18/29	650,000	651,014
3.80%, 01/29/29	850,000	842,860
3.70%, 09/17/29	800,000	788,360
2.00%, 10/02/29	400,000	373,096
4.70%, 01/15/30	750,000	762,412
3.90%, 09/04/30	800,000	789,896
1.13%, 10/07/30 (c)	500,000	438,830
1.60%, 02/25/31	250,000	221,798
4.05%, 04/16/31	750,000	743,040
1.80%, 10/14/31	500,000	439,915
2.13%, 01/21/32	375,000	333,225
5.05%, 04/24/34	550,000	568,337
4.85%, 06/11/35	500,000	508,710
4.45%, 11/20/35	475,000	467,827
4.85%, 05/29/36	1,000,000	1,013,240
Province of Quebec
3.63%, 04/13/28	1,350,000	1,338,889
4.50%, 04/03/29	900,000	908,469
7.50%, 09/15/29	421,000	462,948
1.35%, 05/28/30	250,000	223,760

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 01/14/31 (c)	900,000	885,312
1.90%, 04/21/31	250,000	223,923
4.50%, 09/08/33	350,000	349,332
4.25%, 09/05/34	400,000	390,576
4.63%, 08/28/35	600,000	597,714
Province of Saskatchewan
3.25%, 06/08/27	200,000	198,496
4.65%, 01/28/30	200,000	202,594
		23,919,839
U.S. 0.4%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	100,000	109,952
American Municipal Power, Inc.
7.83%, 02/15/41	100,000	119,056
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	311,309
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	414,867
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	224,524	253,885
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	256,003
Board of Regents of the University of Texas System
2.44%, 08/15/49 (a)	75,000	45,636
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	185,566
California Health Facilities Financing Authority
4.35%, 06/01/41 (a)	1,000,000	909,904
RB Series 2022
4.19%, 06/01/37 (a)	150,000	140,005
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	300,000	250,086
RB Series 2020B
2.98%, 11/01/51 (a)	200,000	135,208
RB Series B
5.18%, 11/01/53 (a)	50,000	46,903
RB Series E
2.90%, 11/01/51 (a)	100,000	69,864
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	108,219
Series C
4.47%, 01/01/49	90,000	77,446
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	660,367	733,681
City of Chicago
GO Bonds Series 2026A
5.88%, 01/01/31	75,000	75,416
City of Houston
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	220,000	186,855
City of New York
6.27%, 12/01/37	200,000	211,067
6.29%, 02/01/45 (a)	60,000	62,152
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.56%, 10/01/45 (a)	50,000	49,325
5.37%, 10/01/51	100,000	95,552
5.80%, 02/01/52	200,000	201,005
6.39%, 02/01/55 (a)	125,000	130,715
5.39%, 10/01/55	500,000	476,944
GO Bonds Series 2023 B-1
5.83%, 10/01/53	200,000	202,291
GO Bonds Series 2024 D-1
5.09%, 10/01/49	75,000	69,731
GO Bonds Series 2024 D-1
5.11%, 10/01/54	75,000	68,582
GO Bonds Series 2024 D-2
5.26%, 10/01/44 (a)	200,000	192,736
City of San Antonio Electric & Gas Systems Revenue
5.81%, 02/01/41	300,000	311,992
5.47%, 02/01/45 (a)	100,000	100,417
5.57%, 02/01/50 (a)	200,000	199,887
City of San Francisco Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	163,677
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	355,000	331,719
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	200,000	202,966
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	300,000	297,454
Series H
2.90%, 09/01/49	100,000	67,505
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	102,255
County of Broward Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	100,000	83,231
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	164,401
County of Miami-Dade Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	175,000	159,489
County of Miami-Dade Seaport Department
6.22%, 11/01/55 (a)	100,000	102,661
County of Riverside
3.82%, 02/15/38	75,000	70,790
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	215,000	219,039
Dallas Convention Center Hotel Development Corp.
RB Series 2009
7.09%, 01/01/42	200,000	220,119
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	97,341
Dallas Fort Worth International Airport
4.51%, 11/01/51 (a)	200,000	172,011
RB Series 2020C
2.92%, 11/01/50	250,000	172,917
RB Series A
4.09%, 11/01/51	100,000	80,990

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series A
2.99%, 11/01/38	100,000	85,878
Series C
3.09%, 11/01/40 (a)	250,000	200,447
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	82,158
Empire State Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	70,000	71,554
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	75,000	60,921
Series A
3.92%, 01/15/53 (a)	100,000	76,298
Golden State Tobacco Securitization Corp.
3.49%, 06/01/36 (a)	75,000	63,666
4.21%, 06/01/50 (a)	210,000	151,279
RB Series 2021 A-1
3.71%, 06/01/41 (a)	200,000	156,660
RB Series A
3.12%, 06/01/38 (a)	35,000	28,986
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	100,258
Series B
3.24%, 10/01/52 (a)	250,000	173,127
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	104,799
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	100,000	105,898
Indiana Finance Authority
RB Series 2021
3.05%, 01/01/51	75,000	54,151
JobsOhio Beverage System
RB Series 2013 B
4.53%, 01/01/35	275,000	275,290
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	100,000	95,531
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	200,000	219,400
Los Angeles County Public Works Financing Authority
7.62%, 08/01/40	100,000	116,743
Los Angeles Department of Water & Power
6.60%, 07/01/50	200,000	213,898
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	211,162
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Series 2022 A
4.48%, 08/01/39 (a)	200,000	192,413
RB Series 2023
5.05%, 12/01/34 (a)	250,000	255,345
RB Series A
4.15%, 02/01/33 (a)	250,000	248,446
Series 2022-ELL, Class A3
4.28%, 02/01/36 (a)	200,000	196,360
Maryland Economic Development Corp.
5.43%, 05/31/56	100,000	96,796
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2024
5.94%, 05/31/57 (a)	75,000	74,685
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	150,000	116,426
RB Series D
3.20%, 07/01/50	150,000	101,761
Massachusetts School Building Authority
RB Series 2010
5.72%, 08/15/39	150,000	154,817
Metropolitan Transportation Authority Dedicated Tax Fund
RB (Build America Bonds) Series C
7.34%, 11/15/39	175,000	202,196
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	100,000	116,570
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2009
5.72%, 12/01/38	200,000	204,431
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	166,823
Michigan State University
RB Series A
4.50%, 08/15/48 (a)	75,000	67,666
RB Series A
4.17%, 08/15/22 (a)	75,000	52,837
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	235,000	252,814
RB (Build America Bonds) Series A
6.64%, 04/01/57	136,000	145,630
RB Series B
7.06%, 04/01/57	283,000	312,067
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	285,000	296,808
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series B
6.56%, 12/15/40	150,000	164,991
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	409,412
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	550,000	626,404
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	125,000	123,823
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	253,769
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	99,702
New York State Dormitory Authority
5.23%, 07/01/35	210,000	216,307
5.83%, 07/01/55	75,000	77,515
RB Series 2009F
5.63%, 03/15/39	90,000	91,037

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	250,000	270,463
Ohio State University
4.80%, 06/01/11	25,000	20,372
Oklahoma Development Finance Authority
4.62%, 06/01/44	100,000	95,600
4.85%, 02/01/45	100,000	97,372
5.09%, 02/01/52	75,000	70,495
RB Series 2022
4.38%, 11/01/45 (a)	150,000	141,062
RB Series 2022
4.71%, 05/01/52	100,000	91,971
Oregon School Boards Association
5.68%, 06/30/28	74,754	75,644
Pennsylvania State University
2.84%, 09/01/50	150,000	99,555
Permanent University Fund - Texas A&M University System
3.66%, 07/01/47 (a)	75,000	61,149
Port Authority of New York & New Jersey
5.65%, 11/01/40	100,000	104,564
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	156,872
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	181,464
Consolidated Bonds 174th Series
4.46%, 10/01/62	550,000	451,967
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	94,820
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	148,330
New Je Portrn 07/53 Fixed 5.072
5.07%, 07/15/53	200,000	185,438
New Je Portrn 09/48 Fixed 4.031
4.03%, 09/01/48	80,000	65,018
RB Series 2019 215
3.29%, 08/01/69	100,000	62,671
RB Series 182
5.31%, 08/01/46 (a)	150,000	145,635
Port of Morrow
RB Series 2020 1
2.54%, 09/01/40	100,000	76,845
Regents of the University of California Medical Center Pooled Revenue
4.13%, 05/15/32 (a)	200,000	193,819
RB (Build America Bonds) Series F
6.58%, 05/15/49	75,000	79,150
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	104,903
RB Series 2022 Q
4.56%, 05/15/53	200,000	166,768
RB Series N
3.26%, 05/15/60 (a)	200,000	126,134
RB Series N
3.71%, 05/15/20 (a)	75,000	46,754
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	49,937
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	65,040
Sales Tax Securitization Corp.
RB 2021 Series B
3.24%, 01/01/42	100,000	81,504
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2017B
3.59%, 01/01/43	115,000	98,069
RB Series B
3.82%, 01/01/48	150,000	117,175
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	71,822
San Diego County Water Authority
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	100,971
San Jose Redevelopment Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	93,394
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (a)	200,000	208,470
Series A
1.71%, 07/01/27	400,000	389,960
Series A
2.15%, 07/01/30	600,000	548,328
State of California
3.50%, 04/01/28	100,000	98,907
2.50%, 10/01/29	100,000	94,676
4.88%, 09/01/30	75,000	76,783
1.75%, 11/01/30	100,000	89,889
4.05%, 04/01/31	100,000	98,968
5.75%, 10/01/31	75,000	79,885
4.35%, 11/01/32	75,000	74,414
5.15%, 09/01/34	200,000	205,627
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,029,499
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	850,000	1,009,515
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	572,458
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	230,145
GO Bonds
5.10%, 09/01/35	100,000	101,955
GO Bonds
5.13%, 03/01/38 (a)	100,000	100,227
GO Bonds
7.60%, 11/01/40	600,000	715,981
GO Bonds Series 2010
7.63%, 03/01/40	300,000	355,588
GO Bonds Series 2021A
1.70%, 02/01/28	100,000	96,205
GO Bonds Series 2023
6.00%, 03/01/33	100,000	108,142
GO Bonds Series 2024
5.13%, 09/01/29	100,000	102,735
GO Bonds Series A
3.05%, 04/01/29	100,000	96,940
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	350,000	370,242
State of Hawaii
4.21%, 04/01/31 (a)	100,000	99,753
State of Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	121,154	126,076
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	71,429	76,573
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,777,382	1,798,626

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	237,315	241,459
State of Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	543,639	545,369
State Public School Building Authority
RB Series A
5.00%, 09/15/27	100,000	100,817
Texas Department of Transportation State Highway Fund
RB (Build America Bonds) Series B
5.18%, 04/01/30	300,000	303,970
Texas Natural Gas Securitization Finance Corp.
RB 2023
5.10%, 04/01/35 (a)	355,854	363,173
RB Series 2023
5.17%, 04/01/41 (a)	350,000	351,202
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	250,000	196,547
United Nations Development Corp.
6.54%, 08/01/55 (a)	50,000	52,598
University of California
RB Series 2015AQ
4.77%, 05/15/15	150,000	121,352
RB Series 2019 BD
3.35%, 07/01/29	100,000	97,655
RB Series AD
4.86%, 05/15/12	193,000	158,446
RB Series BG
1.61%, 05/15/30 (a)	250,000	226,009
University of Michigan
4.45%, 04/01/22 (a)	350,000	271,429
RB Series C
3.60%, 04/01/47	200,000	164,633
Series B
2.44%, 04/01/40 (a)	1,250,000	930,012
University of Minnesota
RB Series 2022
4.05%, 04/01/52	100,000	79,895
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	60,822
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	229,252
Series C
4.18%, 09/01/17 (a)	100,000	71,390
Williamsburg Economic Development Authority
RB Series 2025
4.96%, 11/01/35	100,000	99,854
		35,191,975
		59,111,814

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sovereign 1.1%
Canada 0.0%
Canada Government International Bonds
3.75%, 04/26/28	1,050,000	1,045,296
4.63%, 04/30/29	750,000	761,790
4.00%, 03/18/30	900,000	896,877
4.25%, 05/28/31	1,000,000	1,004,460
		3,708,423
Chile 0.1%
Chile Government International Bonds
3.24%, 02/06/28 (a)	450,000	442,656
4.85%, 01/22/29 (a)	500,000	505,230
2.45%, 01/31/31 (a)	300,000	273,276
4.35%, 04/13/31 (a)	200,000	197,274
2.55%, 01/27/32 (a)	400,000	356,416
2.55%, 07/27/33 (a)	200,000	172,080
3.50%, 01/31/34 (a)	450,000	409,743
4.95%, 01/05/36 (a)	400,843	397,552
5.65%, 01/13/37 (a)	300,000	312,912
3.10%, 05/07/41 (a)	250,000	191,130
4.34%, 03/07/42 (a)	650,000	574,821
3.63%, 10/30/42	150,000	121,023
3.86%, 06/21/47	700,000	551,236
3.50%, 01/25/50 (a)	1,000,000	724,700
4.00%, 01/31/52 (a)	200,000	156,888
5.33%, 01/05/54 (a)	300,000	287,106
3.10%, 01/22/61 (a)	1,150,000	715,910
3.25%, 09/21/71 (a)	450,000	282,069
		6,672,022
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	500,000	588,900
Indonesia 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27 (a)	200,000	200,594
3.50%, 01/11/28	200,000	197,942
4.55%, 01/11/28 (a)	300,000	301,503
4.10%, 04/24/28	250,000	249,488
4.75%, 02/11/29	200,000	201,796
4.40%, 03/10/29 (a)	200,000	199,768
3.40%, 09/18/29	250,000	243,160
5.25%, 01/15/30 (a)	200,000	203,684
2.85%, 02/14/30	400,000	374,804
3.85%, 10/15/30	500,000	483,370
4.35%, 02/21/31 (a)	500,000	492,295
1.85%, 03/12/31	200,000	175,328
4.30%, 04/16/31 (a)	400,000	393,676
5.03%, 05/29/31 (a)	200,000	201,654
2.15%, 07/28/31 (a)	200,000	175,882
3.55%, 03/31/32 (a)	200,000	186,528
4.65%, 09/20/32 (a)	250,000	246,420
4.85%, 01/11/33 (a)	200,000	198,104
4.70%, 02/10/34 (a)	400,000	389,748
4.75%, 09/10/34 (a)	200,000	194,538
5.60%, 01/15/35 (a)	200,000	204,656
4.95%, 02/21/36 (a)	200,000	194,154
4.90%, 04/16/36 (a)	400,000	386,720
5.69%, 05/29/36 (a)	350,000	357,290
4.35%, 01/11/48	600,000	495,882
5.35%, 02/11/49	200,000	192,806
3.70%, 10/30/49	300,000	220,503
3.50%, 02/14/50	200,000	141,598

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 10/15/50	450,000	356,400
3.05%, 03/12/51	400,000	256,876
4.30%, 03/31/52 (a)	200,000	160,430
5.45%, 09/20/52 (a)	200,000	191,446
5.65%, 01/11/53 (a)	200,000	196,494
5.10%, 02/10/54 (a)	200,000	185,772
5.15%, 09/10/54 (a)	200,000	185,088
5.48%, 02/21/56 (a)	200,000	194,128
3.20%, 09/23/61 (a)	200,000	123,416
4.45%, 04/15/70	200,000	158,190
3.35%, 03/12/71	200,000	123,982
		9,636,113
Israel 0.1%
Israel Government International Bonds
3.25%, 01/17/28	200,000	195,924
5.38%, 03/12/29	300,000	304,758
5.38%, 02/19/30	400,000	407,480
2.75%, 07/03/30	550,000	507,639
4.50%, 01/13/31	900,000	884,502
4.50%, 01/17/33	550,000	530,838
5.50%, 03/12/34	700,000	713,293
5.63%, 02/19/35	500,000	512,235
5.00%, 01/13/36	900,000	877,770
4.50%, 01/30/43	300,000	257,433
4.13%, 01/17/48	200,000	154,550
3.88%, 07/03/50	500,000	362,255
5.75%, 03/12/54	700,000	668,339
5.88%, 01/13/56	900,000	872,046
4.50%, 04/03/20	200,000	145,944
State of Israel
2.50%, 01/15/30	200,000	185,250
3.38%, 01/15/50	350,000	233,268
		7,813,524
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	475,000	453,259
5.38%, 06/15/33	550,000	572,324
4.00%, 10/17/49	550,000	418,314
3.88%, 05/06/51	700,000	513,058
		1,956,955
Mexico 0.3%
Mexico Government International Bonds
3.75%, 01/11/28	300,000	296,259
5.40%, 02/09/28 (a)	200,000	202,596
4.50%, 04/22/29	600,000	595,002
5.00%, 05/07/29 (a)	200,000	200,892
3.25%, 04/16/30 (a)	500,000	468,535
6.00%, 05/13/30 (a)	400,000	413,228
4.75%, 03/22/31 (a)	250,000	244,393
2.66%, 05/24/31 (a)	1,000,000	886,110
8.30%, 08/15/31	150,000	175,589
4.75%, 04/27/32 (a)	500,000	480,920
5.85%, 07/02/32 (a)	1,050,000	1,063,429
5.38%, 03/22/33 (a)	975,000	955,217
7.50%, 04/08/33	200,000	226,854
4.88%, 05/19/33 (a)	600,000	570,264
5.63%, 02/09/34 (a)	750,000	737,617
3.50%, 02/12/34 (a)	1,000,000	853,130
6.75%, 09/27/34	462,000	491,120
6.35%, 02/09/35 (a)	800,000	818,608
5.63%, 09/22/35 (a)	650,000	632,229
6.00%, 05/07/36 (a)	950,000	948,128
6.88%, 05/13/37 (a)	1,100,000	1,153,812
6.63%, 01/29/38 (a)	500,000	512,170
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 02/09/38 (a)	1,750,000	1,721,090
6.05%, 01/11/40	750,000	734,700
4.28%, 08/14/41 (a)	600,000	473,220
4.75%, 03/08/44	1,000,000	809,570
5.55%, 01/21/45	725,000	656,712
4.60%, 01/23/46	450,000	349,326
4.35%, 01/15/47	600,000	443,862
4.60%, 02/10/48	400,000	303,864
4.50%, 01/31/50 (a)	475,000	352,916
5.00%, 04/27/51 (a)	650,000	512,811
4.40%, 02/12/52 (a)	450,000	322,556
6.34%, 05/04/53 (a)	600,000	562,410
6.40%, 05/07/54 (a)	500,000	470,400
7.38%, 05/13/55 (a)	500,000	529,335
6.75%, 02/09/56 (a)	900,000	882,495
3.77%, 05/24/61 (a)	1,100,000	662,365
5.75%, 10/12/10	720,000	589,061
		23,302,795
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	250,000	263,877
3.88%, 03/17/28 (a)	400,000	395,064
9.38%, 04/01/29	150,000	168,671
3.16%, 01/23/30 (a)	400,000	378,652
7.50%, 03/01/31 (a)	200,000	222,050
2.25%, 09/29/32 (a)	600,000	505,566
3.30%, 01/19/33 (a)	200,000	178,516
5.23%, 02/23/34 (a)	200,000	198,490
6.40%, 02/14/35 (a)	850,000	904,153
6.70%, 01/26/36	581,000	629,345
6.88%, 01/31/36 (a)	200,000	218,930
5.66%, 02/23/38 (a)	200,000	200,178
8.00%, 03/01/38 (a)	200,000	236,272
4.50%, 05/15/47 (a)	250,000	206,578
4.50%, 04/16/50 (a)	600,000	481,464
4.30%, 04/29/53	400,000	307,700
6.85%, 03/28/54 (a)	400,000	429,028
4.50%, 04/01/56 (a)	750,000	582,982
7.88%, 03/01/57 (a)	200,000	241,538
3.87%, 07/23/60 (a)	650,000	445,523
4.50%, 01/19/63 (a)	450,000	343,899
		7,538,476
Peru 0.1%
Peru Government International Bonds
4.13%, 08/25/27	200,000	200,434
2.84%, 06/20/30	200,000	188,180
2.78%, 01/23/31 (a)	700,000	646,835
1.86%, 12/01/32 (a)	300,000	248,499
8.75%, 11/21/33	575,000	702,765
3.00%, 01/15/34 (a)	600,000	520,488
5.38%, 02/08/35 (a)	350,000	353,969
5.50%, 03/30/36 (a)	588,000	595,285
6.55%, 03/14/37	300,000	331,011
3.30%, 03/11/41 (a)	250,000	194,010
5.63%, 11/18/50	795,000	769,687
3.55%, 03/10/51 (a)	350,000	244,213
5.88%, 08/08/54 (a)	475,000	464,977
6.20%, 06/30/55 (a)	375,000	381,015
2.78%, 12/01/60 (a)	525,000	286,871
3.60%, 01/15/72 (a)	200,000	126,990
3.23%, 07/28/21 (a)	200,000	109,854
		6,365,083

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philippines 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	400,000	391,760
3.75%, 01/14/29	200,000	197,222
9.50%, 02/02/30	600,000	701,826
2.46%, 05/05/30	200,000	185,800
7.75%, 01/14/31	550,000	621,120
1.65%, 06/10/31	200,000	173,912
4.25%, 07/27/31	200,000	197,266
1.95%, 01/06/32	200,000	173,448
6.38%, 01/15/32	300,000	324,276
3.56%, 09/29/32	200,000	187,002
5.61%, 04/13/33	200,000	207,000
5.00%, 07/17/33	400,000	399,356
5.25%, 05/14/34	200,000	201,054
6.38%, 10/23/34	600,000	647,718
5.50%, 02/04/35	600,000	610,146
4.75%, 03/05/35	200,000	193,022
5.00%, 01/27/36	700,000	684,922
5.00%, 01/13/37	400,000	389,032
3.95%, 01/20/40	400,000	339,560
3.70%, 03/01/41	550,000	445,198
3.70%, 02/02/42	400,000	319,644
2.95%, 05/05/45	400,000	270,424
2.65%, 12/10/45	400,000	254,376
3.20%, 07/06/46	500,000	346,920
4.20%, 03/29/47	500,000	401,845
5.95%, 10/13/47	200,000	202,288
5.50%, 01/17/48	200,000	191,532
5.60%, 05/14/49	200,000	193,486
5.18%, 09/05/49	200,000	182,670
5.90%, 02/04/50	200,000	202,058
5.75%, 01/27/51	450,000	445,743
		10,281,626
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	600,000	610,752
4.63%, 03/18/29 (a)	375,000	378,630
4.88%, 02/12/30	700,000	712,936
4.63%, 04/14/31 (a)	250,000	251,015
5.75%, 11/16/32 (a)	425,000	447,653
4.88%, 10/04/33 (a)	700,000	700,595
5.13%, 09/18/34 (a)	800,000	804,056
5.38%, 02/12/35 (a)	750,000	762,502
5.38%, 04/14/36 (a)	750,000	753,405
5.50%, 04/04/53 (a)	700,000	651,791
5.50%, 03/18/54 (a)	950,000	881,676
6.13%, 04/14/56 (a)	500,000	500,785
		7,455,796
Republic of Korea 0.0%
Korea International Bonds
3.50%, 09/20/28	200,000	197,260
3.63%, 02/12/29	700,000	692,090
2.50%, 06/19/29	200,000	190,806
4.50%, 07/03/29	200,000	202,060
3.63%, 10/29/30	700,000	684,082
3.88%, 02/12/31	400,000	394,168
1.75%, 10/15/31	200,000	176,366
4.13%, 06/10/44	200,000	180,188
		2,717,020
Uruguay 0.1%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	350,000	322,952
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Uruguay Government International Bonds
4.38%, 10/27/27	366,667	367,649
4.38%, 01/23/31 (a)	475,000	478,448
5.75%, 10/28/34 (a)	500,000	525,190
7.63%, 03/21/36	250,000	296,103
5.44%, 02/14/37 (a)	650,000	669,097
4.13%, 11/20/45	150,000	129,137
5.10%, 06/18/50	1,050,000	978,232
4.98%, 04/20/55	600,000	541,392
		4,308,200
		92,344,933

Supranational* 1.3%
African Development Bank
4.38%, 11/03/27	500,000	502,615
4.38%, 03/14/28	250,000	251,478
3.88%, 06/12/28	360,000	358,924
3.50%, 09/18/29	900,000	883,350
4.00%, 03/18/30	800,000	796,416
3.63%, 03/03/31	500,000	488,515
5.75%, 05/07/34 (a)(b)(k)	200,000	195,906
5.88%, 05/07/35 (a)(b)(k)	200,000	196,430
4.50%, 06/12/35	180,000	180,842
4.13%, 01/22/36	500,000	486,235
Asian Development Bank
2.38%, 08/10/27	500,000	490,820
3.13%, 08/20/27	1,000,000	990,040
2.50%, 11/02/27	500,000	489,780
4.38%, 01/14/28	1,200,000	1,207,008
2.75%, 01/19/28	500,000	490,195
3.75%, 04/25/28	800,000	796,200
1.25%, 06/09/28	500,000	473,400
5.82%, 06/16/28	250,000	258,038
4.50%, 08/25/28	950,000	959,481
3.13%, 09/26/28	125,000	122,544
4.88%, 09/26/28 (a)	500,000	501,155
4.38%, 03/06/29	850,000	856,987
1.88%, 03/15/29	300,000	282,900
3.63%, 08/28/29	850,000	838,389
1.75%, 09/19/29	450,000	417,897
1.88%, 01/24/30	400,000	370,108
4.13%, 05/30/30	1,000,000	1,000,260
3.75%, 08/28/30	750,000	739,342
0.75%, 10/08/30	450,000	390,038
1.50%, 03/04/31	500,000	443,425
4.25%, 05/28/31	1,500,000	1,506,570
3.13%, 04/27/32	250,000	235,580
3.88%, 09/28/32	450,000	440,627
4.00%, 01/12/33	500,000	492,030
3.88%, 06/14/33	500,000	487,310
4.13%, 01/12/34	500,000	493,370
4.38%, 03/22/35	550,000	549,698
4.25%, 01/14/36	750,000	739,830
Asian Infrastructure Investment Bank
3.75%, 09/14/27	300,000	299,034
4.00%, 01/18/28	300,000	299,877
3.63%, 09/15/28	750,000	743,235
4.13%, 01/18/29	600,000	601,128
4.50%, 01/16/30	1,050,000	1,063,471
3.88%, 04/22/31	500,000	493,955
4.25%, 03/13/34	275,000	273,083
4.50%, 05/21/35	200,000	201,394
4.13%, 01/14/36	500,000	488,140
Corp. Andina de Fomento
5.00%, 01/24/29	400,000	407,368
5.00%, 01/22/30	500,000	510,300
4.63%, 01/15/36	1,250,000	1,230,087

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Council of Europe Development Bank
4.63%, 06/11/27	350,000	352,251
3.63%, 05/08/28	700,000	694,827
4.13%, 01/24/29	350,000	350,501
4.00%, 05/21/29	250,000	249,668
4.50%, 01/15/30	400,000	404,852
3.75%, 01/14/31	250,000	246,000
European Bank for Reconstruction & Development
4.38%, 03/09/28	850,000	855,091
4.13%, 01/25/29	850,000	851,241
4.25%, 05/29/31	525,000	527,216
4.25%, 03/13/34	400,000	396,740
European Investment Bank
0.63%, 10/21/27	100,000	95,550
3.25%, 11/15/27	1,350,000	1,336,203
3.88%, 03/15/28	1,150,000	1,147,447
3.88%, 06/15/28	800,000	797,952
4.50%, 10/16/28	875,000	884,117
4.00%, 02/15/29	1,100,000	1,098,559
1.75%, 03/15/29	500,000	469,905
3.75%, 05/15/29	150,000	148,733
4.75%, 06/15/29	1,600,000	1,631,136
1.63%, 10/09/29	350,000	323,285
3.75%, 11/15/29	1,175,000	1,162,322
4.50%, 03/14/30	2,500,000	2,534,200
0.88%, 05/17/30	170,000	150,078
3.63%, 07/15/30	950,000	932,615
0.75%, 09/23/30	500,000	434,195
3.88%, 10/15/30	950,000	940,528
1.25%, 02/14/31	950,000	833,729
3.75%, 03/13/31	2,750,000	2,703,112
1.63%, 05/13/31	250,000	222,035
4.38%, 10/10/31	1,000,000	1,009,470
4.25%, 08/16/32	1,210,000	1,210,847
3.75%, 02/14/33	1,200,000	1,163,796
4.13%, 02/13/34	1,000,000	986,050
4.63%, 02/12/35	750,000	763,125
4.25%, 02/08/36	750,000	739,650
4.88%, 02/15/36	550,000	568,612
Inter-American Development Bank
2.38%, 07/07/27	625,000	614,438
0.63%, 09/16/27	500,000	479,055
4.00%, 01/12/28	400,000	399,920
1.13%, 07/20/28	675,000	635,350
3.13%, 09/18/28	650,000	637,117
4.13%, 02/15/29	925,000	926,517
2.25%, 06/18/29	700,000	663,810
3.50%, 09/14/29	700,000	687,358
4.80%, 01/22/30 (a)	100,000	100,088
4.50%, 02/15/30	1,550,000	1,570,537
3.75%, 06/14/30	500,000	493,090
1.13%, 01/13/31	1,000,000	874,390
3.63%, 09/17/31	500,000	486,770
3.50%, 04/12/33	500,000	476,400
4.50%, 09/13/33	500,000	505,365
4.38%, 07/17/34	650,000	650,572
4.38%, 07/16/35	780,000	776,911
4.13%, 01/23/36	1,000,000	975,180
3.20%, 08/07/42	250,000	200,698
4.38%, 01/24/44	150,000	138,827
Inter-American Investment Corp.
4.13%, 02/15/28	200,000	200,180
4.75%, 09/19/28	200,000	202,746
3.63%, 11/20/28	430,000	425,098
4.25%, 02/14/29	150,000	150,465
4.25%, 04/01/30	200,000	200,512
4.38%, 05/28/31	250,000	251,830
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Bank for Reconstruction & Development
3.13%, 06/15/27	750,000	743,677
2.50%, 11/22/27	450,000	440,384
0.75%, 11/24/27	1,200,000	1,144,320
1.38%, 04/20/28	1,200,000	1,143,048
3.63%, 05/05/28	750,000	744,645
3.50%, 07/12/28	1,700,000	1,682,150
4.63%, 08/01/28	900,000	910,989
1.13%, 09/13/28	1,200,000	1,124,376
3.63%, 09/21/29	800,000	788,592
3.88%, 10/16/29	1,250,000	1,241,375
1.75%, 10/23/29	575,000	532,703
3.88%, 02/14/30	1,250,000	1,240,112
4.13%, 03/20/30	2,750,000	2,751,320
0.88%, 05/14/30	1,225,000	1,081,295
4.00%, 07/25/30	750,000	746,715
0.75%, 08/26/30	750,000	652,477
3.50%, 10/28/30	1,150,000	1,121,169
4.00%, 01/10/31	1,250,000	1,242,675
1.25%, 02/10/31	925,000	812,002
4.50%, 04/10/31	750,000	761,557
1.63%, 11/03/31	1,250,000	1,095,250
4.63%, 01/15/32	1,500,000	1,530,630
2.50%, 03/29/32	750,000	683,715
4.00%, 05/06/32 (c)	1,250,000	1,234,812
4.75%, 11/14/33	800,000	821,280
3.88%, 08/28/34	850,000	821,550
4.75%, 02/15/35	80,000	82,000
4.50%, 05/20/36	1,575,000	1,580,938
International Finance Corp.
4.50%, 01/21/28	500,000	503,915
4.50%, 07/13/28	400,000	403,768
3.50%, 01/22/29	800,000	789,032
4.25%, 07/02/29	450,000	452,228
3.88%, 07/02/30	500,000	495,640
0.75%, 08/27/30	400,000	347,940
Japan Bank for International Cooperation
3.88%, 07/03/28	250,000	248,333
Nordic Investment Bank
4.38%, 03/14/28	500,000	502,935
3.75%, 08/28/28	300,000	298,152
4.25%, 02/28/29	250,000	251,140
3.75%, 05/09/30	400,000	394,188
3.75%, 01/23/31	500,000	491,660
		104,888,354
Total Government Related (Cost $354,149,191)		340,592,070

SECURITIZED 25.5% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	1,000,000	996,328
Electric 0.0%
Duke Energy Carolinas SC Storm Funding LLC
4.90%, 03/01/46	100,000	98,901
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	57,946	56,813
4.26%, 06/01/38	100,000	96,300
4.45%, 12/01/49	200,000	174,610
4.67%, 12/01/53	200,000	175,190
		601,814

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utilities 0.0%
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/52	175,000	160,494
		1,758,636

Commercial Mortgage-Backed Security 1.8%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	150,000	147,990
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	1,190,000	1,166,905
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	940,912	928,177
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	600,000	567,967
Series 2019-BN24, Class A3
2.96%, 11/15/62 (a)	6,000,000	5,652,170
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	300,000	275,506
Series 2025-BNK50, Class A5
5.65%, 05/15/68 (a)	400,000	416,590
Series 2025-BNK51, Class A5
5.29%, 12/25/67 (a)	805,000	816,374
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	444,048
Series 2023-C21, Class A5
6.00%, 09/15/56 (a)(l)	1,940,000	2,047,794
Series 2024-C26, Class A5
5.83%, 05/15/57 (a)	3,200,000	3,354,758
Series 2024-C28, Class A3
5.89%, 09/15/57 (a)	1,205,000	1,245,004
Series 2024-C28, Class A4
5.12%, 09/15/57 (a)	1,455,000	1,458,869
Series 2025-C32, Class A4
5.43%, 02/15/62 (a)	1,000,000	1,022,882
Series 2025-C32, Class A5
5.72%, 02/15/62 (a)	1,000,000	1,047,101
Series 2028-C28, Class A5
5.40%, 09/15/57 (a)	1,000,000	1,022,934
Benchmark Mortgage Trust
Series 2019-B10, Class A4
3.72%, 03/15/62 (a)	5,090,000	4,956,140
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	700,000	667,684
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	3,500,000	3,304,000
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	586,345
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,000,000	929,720
Series 2025-V14, Class A3
5.18%, 04/15/57 (a)	2,500,000	2,525,742
BMO Mortgage Trust
Series 2023-C5, Class A4
5.49%, 06/15/56 (a)	1,200,000	1,229,833
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	4,500,000	4,700,291
CD Mortgage Trust
Series 2016-CD2, Class A4
3.53%, 11/10/49 (a)	240,000	235,838
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	2,200,000	2,191,004
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,700,000	5,626,358
Series 2019-C7, Class A4
3.10%, 12/15/72 (a)	1,780,000	1,685,407
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,500,000	2,363,408
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(l)	1,792,827	1,787,610
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K058, Class A2
2.65%, 08/25/26 (a)	554,035	551,786
Series K061, Class A2
3.35%, 11/25/26 (a)(l)	2,348,210	2,337,549
Series K062, Class A2
3.41%, 12/25/26 (a)	295,135	293,686
Series K064, Class A2
3.22%, 03/25/27 (a)	750,000	744,968
Series K066, Class A2
3.12%, 06/25/27 (a)	1,183,571	1,172,195
Series K070, Class A2
3.30%, 11/25/27 (a)(l)	500,000	493,975
Series K071, Class A2
3.29%, 11/25/27 (a)	2,000,000	1,973,881
Series K072, Class A2
3.44%, 12/25/27 (a)	900,000	889,740
Series K074, Class A2
3.60%, 01/25/28 (a)	3,463,484	3,427,938
Series K078, Class A2
3.85%, 06/25/28 (a)	1,182,367	1,171,948
Series K083, Class A2
4.05%, 09/25/28 (a)(l)	250,000	248,343
Series K085, Class A2
4.06%, 10/25/28 (a)(l)	700,000	695,394
Series K087, Class A2
3.77%, 12/25/28 (a)	96,580	95,299
Series K088, Class A2
3.69%, 01/25/29 (a)	975,000	959,552
Series K089, Class A2
3.56%, 01/25/29 (a)	1,500,000	1,471,317
Series K099, Class A2
2.60%, 09/25/29 (a)	2,210,000	2,094,904
Series K112, Class A2
1.31%, 05/25/30 (a)	1,910,000	1,701,963
Series K124, Class A2
1.66%, 12/25/30 (a)	1,800,000	1,600,199
Series K125, Class A1
1.10%, 08/25/30 (a)	812,470	757,032
Series K130, Class A2
1.72%, 06/25/31 (a)	2,000,000	1,765,325
Series K144, Class A2
2.45%, 04/25/32 (a)	1,200,000	1,076,118
Series K146, Class A2
2.92%, 06/25/32 (a)	2,500,000	2,295,783
Series K147, Class A2
3.00%, 06/25/32 (a)	10,500,000	9,679,621
Series K149, Class A2
3.53%, 08/25/32 (a)	1,000,000	947,797
Series K150, Class A2
3.71%, 09/25/32 (a)	700,000	669,250
Series K1512, Class A2
2.99%, 05/25/31 (a)	2,500,000	2,347,742
Series K1518, Class A2
1.86%, 10/25/35 (a)	1,566,000	1,239,090

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K153, Class A2
3.82%, 12/25/32 (a)(l)	1,200,000	1,152,324
Series K154, Class A2
3.42%, 04/25/32 (a)	700,000	680,396
Series K157, Class A2
3.99%, 05/25/33 (a)	360,000	354,372
Series K157, Class A2
4.20%, 05/25/33 (a)	800,000	783,371
Series K159, Class A2
4.50%, 07/25/33 (a)	17,577,007	17,504,932
Series K162, Class A2
5.15%, 12/25/33 (a)	5,572,829	5,762,129
Series K163, Class A2
5.00%, 03/25/34 (a)(l)	600,000	614,763
Series K167, Class A2
4.76%, 10/25/34 (a)	1,344,653	1,355,913
Series K173, Class A2
4.60%, 09/25/35 (a)	1,621,000	1,611,083
Federal National Mortgage Association-ACES
Series 2016-M11, Class A2
2.37%, 07/25/26 (a)(l)	286,854	285,776
FREMF Mortgage Trust
Series K-169, Class A2
4.66%, 12/25/34 (a)	1,000,000	1,001,001
GS Mortgage Securities Trust
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,000,000	2,826,132
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49 (a)(l)	2,034,000	2,023,050
Series 2017-JP5, Class A5
3.72%, 03/15/50 (a)	2,430,000	2,418,513
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class A3
3.94%, 06/15/51 (a)	242,120	239,741
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.54%, 01/15/49 (a)	299,646	296,701
Morgan Stanley Capital I Trust
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	244,929	242,992
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	1,000,000	903,389
Series 2021-L7, Class A5
2.57%, 10/15/54 (a)	1,125,000	1,001,797
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	200,000	197,060
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,200,000	1,180,647
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,020,000	1,010,259
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	300,000	295,442
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	1,400,000	1,380,754
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	950,000	941,614
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	475,320	470,931
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	675,000	656,344
Series 2019-C51, Class A4
3.31%, 06/15/52 (a)	1,800,000	1,717,487
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	500,000	474,072
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	1,950,000	1,819,150
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	1,645,000	1,468,653
Series 2022-C62, Class A4
4.00%, 04/15/55 (a)(l)	300,000	284,912
Series 2025-C64, Class A5
5.65%, 02/15/58 (a)	150,000	155,866
		150,218,410

Mortgage-Backed Securities Pass-Through 23.7%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36 (a)	246,862	214,197
1.50%, 08/01/35 to 08/01/51 (a)	36,117,409	29,477,892
2.00%, 01/01/28 to 04/01/52 (a)	165,622,144	137,166,424
2.50%, 04/01/27 to 07/01/52 (a)	105,435,334	90,492,651
3.00%, 08/01/26 to 06/01/53 (a)	74,692,388	66,824,428
3.50%, 10/01/26 to 02/01/53 (a)	21,490,308	19,995,104
4.00%, 01/01/31 to 03/01/56 (a)	19,973,910	19,083,060
4.50%, 05/01/34 to 05/01/56 (a)	23,109,720	22,566,272
5.00%, 11/01/33 to 06/01/56 (a)	70,783,232	70,107,776
5.50%, 06/01/33 to 05/01/56 (a)	72,471,221	73,189,006
6.00%, 05/01/32 to 10/01/55 (a)	55,538,869	57,175,556
6.50%, 02/01/36 to 10/01/55 (a)	24,930,224	26,058,483
7.00%, 12/01/53 to 12/01/55 (a)	2,209,496	2,340,613
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	571,562	498,833
1.50%, 08/01/35 to 03/01/51 (a)	46,774,050	39,329,055
2.00%, 06/01/28 to 05/01/52 (a)	232,058,493	191,759,367
2.50%, 07/01/27 to 05/01/52 (a)	160,529,581	137,723,606
3.00%, 10/01/26 to 04/01/52 (a)	61,167,238	55,157,376
3.50%, 09/01/26 to 10/01/52 (a)	61,551,700	56,973,908
4.00%, 06/01/27 to 04/01/56 (a)	52,287,378	49,727,392
4.50%, 03/01/30 to 05/01/56 (a)	40,810,993	39,649,901
5.00%, 11/01/33 to 05/01/56 (a)	56,025,363	55,623,277
5.50%, 03/01/33 to 04/01/56 (a)	69,007,285	69,884,009
6.00%, 04/01/35 to 05/01/56 (a)	60,248,731	61,901,196
6.50%, 08/01/34 to 04/01/56 (a)	22,901,905	23,933,768
7.00%, 10/01/53 to 09/01/55 (a)	3,678,264	3,889,993
7.50%, 11/01/53 to 08/01/54 (a)	483,799	511,948
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	667,191	522,536
2.00%, 04/20/36 to 05/20/52 (a)	74,820,433	61,507,512
2.50%, 08/20/27 to 05/20/52 (a)	76,314,551	65,386,457
3.00%, 04/20/27 to 05/20/52 (a)	54,783,317	49,056,252
3.50%, 09/20/32 to 10/20/55 (a)	46,596,910	42,966,389
4.00%, 06/15/39 to 10/20/52 (a)	26,583,923	25,231,329
4.50%, 07/15/39 to 05/20/56 (a)	38,048,066	36,962,617
5.00%, 02/20/33 to 05/20/56 (a)	67,949,513	67,381,127
5.50%, 04/15/33 to 05/20/56 (a)	60,606,817	61,247,982
6.00%, 04/20/44 to 05/20/56 (a)	31,146,109	31,840,208
6.50%, 01/20/53 to 05/20/56 (a)	11,799,548	12,304,894
7.00%, 01/20/53 to 12/20/54 (a)	1,109,743	1,154,691
7.50%, 12/20/53 (a)	71,012	73,420
Government National Mortgage Association, TBA
4.00%, 06/20/56 (a)(g)	5,500,000	5,115,707
4.50%, 06/20/56 (a)(g)	5,000,000	4,810,075
Uniform Mortgage-Backed Security, TBA
3.00%, 06/11/56 (a)(g)	19,500,000	17,033,611
3.50%, 06/11/56 (a)(g)	20,000,000	18,186,010
4.00%, 06/11/56 (a)(g)	13,000,000	12,172,726
4.50%, 06/11/56 (a)(g)	12,500,000	11,999,881

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 06/11/56 (a)(g)	13,500,000	13,283,831
5.50%, 06/11/56 (a)(g)	9,000,000	9,041,400
		1,948,533,746
Total Securitized (Cost $2,217,525,766)		2,100,510,792

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (m)	149,696,227	149,696,227
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (m)(n)	5,677,186	5,677,186
		155,373,413
Total Short-Term Investments (Cost $155,373,413)		155,373,413
Total Investments in Securities (Cost $8,624,673,379)		8,341,239,613

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $19,385,100 or 0.2% of net assets.

(f)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(k)	Perpetual security. Maturity date represents the next call date.
(l)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $5,515,586.

ACES —	Alternate Credit Enhancement Securities
DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2026:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/26	FACE AMOUNT AT 5/31/26	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.20%, 03/02/27 (a),(b)	$98,763	$—	($99,137 )	($2,347 )	$3,994	($1,273 )	$—	$—	$1,858
2.45%, 03/03/27 (a),(b)	234,535	—	(236,333)	(2,187)	3,071	914	—	—	3,414
3.30%, 04/01/27 (a),(b)	98,933	—	(99,365)	(1,853)	3,476	(1,191)	—	—	2,191
3.20%, 01/25/28 (a),(b)	98,163	—	—	—	752	(538)	98,377	100,000	2,391
2.00%, 03/20/28 (a),(b)	190,762	95,887	—	—	1,722	163	288,534	300,000	3,406
4.00%, 02/01/29 (a),(b)	74,998	—	—	—	(125)	(475)	74,398	75,000	2,242
5.64%, 05/19/29 (a),(b),(c)	197,686	102,822	—	—	(3,510)	(287)	296,711	290,000	9,187
3.25%, 05/22/29 (a),(b)	72,995	—	—	—	345	(521)	72,819	75,000	1,821
2.75%, 10/01/29 (a),(b)	47,547	—	—	—	84	(249)	47,382	50,000	1,027
6.20%, 11/17/29 (a),(b),(d)	212,882	131,062	—	—	(3,986)	(2,033)	337,925	325,000	10,933

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 8/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/26	FACE AMOUNT AT 5/31/26	INTEREST INCOME EARNED
4.63%, 03/22/30 (a),(b)	$51,116	$25,730	$—	$—	($704 )	($483 )	$75,659	$75,000	$2,014
4.74%, 05/21/30 (a),(b)	—	201,126	—	—	2	—	201,128	200,000	—
1.65%, 03/11/31 (a),(b)	86,815	43,588	—	—	574	305	131,282	150,000	1,405
2.30%, 05/13/31 (a),(b)	89,992	44,957	—	—	(213)	(99)	134,637	150,000	1,958
4.34%, 11/14/31 (a),(b),(c)	—	224,633	—	—	(2,831)	(15)	221,787	225,000	3,936
1.95%, 12/01/31 (a),(b)	108,296	43,517	—	—	516	215	152,544	175,000	2,024
2.90%, 03/03/32 (a),(b)	135,969	67,978	—	—	(239)	644	204,352	225,000	3,704
5.85%, 05/19/34 (a),(b),(c)	239,913	105,049	—	—	(3,968)	(352)	340,642	325,000	11,060
6.14%, 08/24/34 (a),(b),(c)	244,483	106,494	—	—	(4,634)	(247)	346,096	325,000	11,594
4.91%, 11/14/36 (a),(b),(c)	—	223,075	—	—	(4,114)	20	218,981	225,000	4,453
5.49%, 05/21/37 (a),(b)	—	253,630	—	—	3	—	253,633	250,000	—
Total	$2,283,848	$1,669,548	($434,835 )	($6,387 )	($9,785 )	($5,502 )	$3,496,887		$80,618

(a)	Issuer is affiliated with the fund’s investment adviser.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$1,964,079,657	$—	$1,964,079,657
Treasuries [1]	—	3,780,683,681	—	3,780,683,681
Government Related [1]	—	340,592,070	—	340,592,070
Securitized [1]	—	2,100,510,792	—	2,100,510,792
Short-Term Investments [1]	155,373,413	—	—	155,373,413
Total	$155,373,413	$8,185,866,200	$—	$8,341,239,613

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Short-Term Bond Index Fund

Portfolio Holdings as of May 31, 2026 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.6% OF NET ASSETS

Financial Institutions 10.1%
Banking 7.4%
Ally Financial, Inc.
7.10%, 11/15/27 (a)	150,000	155,105
5.74%, 05/15/29 (a)(b)	100,000	101,610
6.99%, 06/13/29 (a)(b)	150,000	155,903
6.85%, 01/03/30 (a)(b)	150,000	156,351
5.54%, 01/17/31 (a)(b)	100,000	100,860
American Express Co.
5.85%, 11/05/27 (a)	200,000	204,452
5.04%, 07/26/28 (a)(b)	150,000	151,158
4.01%, 02/09/29 (a)(b)	200,000	198,604
4.73%, 04/25/29 (a)(b)	200,000	201,038
4.05%, 05/03/29 (a)	125,000	124,406
4.35%, 07/20/29 (a)(b)	200,000	199,360
5.28%, 07/27/29 (a)(b)	250,000	254,040
5.53%, 04/25/30 (a)(b)	200,000	205,216
4.44%, 05/03/30 (a)(b)	200,000	199,388
5.09%, 01/30/31 (a)(b)	200,000	203,038
5.02%, 04/25/31 (a)(b)	200,000	202,578
6.49%, 10/30/31 (a)(b)	150,000	160,728
4.46%, 02/10/32 (a)(b)	150,000	148,206
Australia & New Zealand Banking Group Ltd.
4.36%, 06/18/28	250,000	250,567
4.62%, 12/16/29	250,000	252,640
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	204,328
5.38%, 03/13/29	200,000	204,692
4.97%, 05/08/31	200,000	200,018
Banco Santander SA
5.29%, 08/18/27	200,000	202,050
3.80%, 02/23/28	200,000	197,710
4.38%, 04/12/28	200,000	199,436
5.37%, 07/15/28 (a)(b)	200,000	202,060
5.59%, 08/08/28	200,000	204,468
6.61%, 11/07/28	200,000	209,394
3.31%, 06/27/29	200,000	192,950
5.57%, 01/17/30	200,000	204,944
5.54%, 03/14/30 (a)(b)	200,000	203,964
3.49%, 05/28/30	200,000	190,536
4.55%, 11/06/30	200,000	197,040
2.75%, 12/03/30	200,000	180,902
4.87%, 04/15/31	200,000	198,904
Bank of America Corp.
3.25%, 10/21/27 (a)	400,000	395,852
4.18%, 11/25/27 (a)	300,000	299,226
3.59%, 07/21/28 (a)(b)	250,000	247,878
4.95%, 07/22/28 (a)(b)	500,000	503,245
6.20%, 11/10/28 (a)(b)	150,000	153,722
3.42%, 12/20/28 (a)(b)	700,000	688,968
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.98%, 01/24/29 (a)(b)	300,000	302,376
3.97%, 03/05/29 (a)(b)	400,000	396,472
5.20%, 04/25/29 (a)(b)	500,000	506,295
4.62%, 05/09/29 (a)(b)	300,000	300,813
2.09%, 06/14/29 (a)(b)	400,000	381,024
4.27%, 07/23/29 (a)(b)	500,000	497,030
5.82%, 09/15/29 (a)(b)	450,000	462,127
3.97%, 02/07/30 (a)(b)	400,000	393,644
4.48%, 04/23/30 (a)(b)	450,000	448,002
3.19%, 07/23/30 (a)(b)	350,000	335,387
2.88%, 10/22/30 (a)(b)	200,000	189,174
5.16%, 01/24/31 (a)(b)	400,000	406,776
2.50%, 02/13/31 (a)(b)	500,000	462,865
2.59%, 04/29/31 (a)(b)	350,000	323,739
1.90%, 07/23/31 (a)(b)	570,000	509,437
1.92%, 10/24/31 (a)(b)	400,000	355,036
4.46%, 02/06/32 (a)(b)	275,000	270,974
2.65%, 03/11/32 (a)(b)	250,000	227,095
2.69%, 04/22/32 (a)(b)	550,000	499,411
4.70%, 04/23/32 (a)(b)	450,000	447,583
Bank of Montreal
5.37%, 06/04/27	100,000	101,251
4.70%, 09/14/27 (a)	100,000	100,487
5.20%, 02/01/28 (a)	200,000	202,710
4.06%, 09/22/28 (a)(b)	100,000	99,564
5.72%, 09/25/28 (a)	200,000	205,418
5.00%, 01/27/29 (a)(b)	100,000	100,913
4.34%, 03/19/30 (a)(b)	170,000	168,956
4.64%, 09/10/30 (a)(b)	100,000	100,176
4.35%, 09/22/31 (a)(b)	130,000	128,280
4.44%, 01/14/32 (a)(b)	150,000	147,743
3.80%, 12/15/32 (a)(b)	200,000	196,946
Bank of New York Mellon
4.73%, 04/20/29 (a)(b)	250,000	251,860
Bank of New York Mellon Corp.
4.44%, 06/09/28 (a)(b)	100,000	100,227
3.99%, 06/13/28 (a)(b)	150,000	149,678
5.80%, 10/25/28 (a)(b)	200,000	204,130
3.00%, 10/30/28 (a)	150,000	145,202
4.54%, 02/01/29 (a)(b)	100,000	100,337
3.85%, 04/26/29 (a)	150,000	148,188
3.30%, 08/23/29 (a)	50,000	48,164
6.32%, 10/25/29 (a)(b)	150,000	156,224
4.03%, 01/22/30 (a)(b)	170,000	168,195
4.98%, 03/14/30 (a)(b)	150,000	151,890
1.65%, 01/28/31 (a)	60,000	53,024
4.94%, 02/11/31 (a)(b)	200,000	202,318
4.54%, 04/23/32 (a)(b)	100,000	99,347
Bank of Nova Scotia
4.40%, 09/08/28 (a)(b)	100,000	100,012
4.04%, 09/15/28 (a)(b)	110,000	109,528
4.93%, 02/14/29 (a)(b)	200,000	201,680
5.45%, 08/01/29	50,000	51,406
4.85%, 02/01/30	200,000	201,974

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 02/02/30 (a)(b)	190,000	188,132
5.13%, 02/14/31 (a)(b)	150,000	152,313
4.34%, 09/15/31 (a)(b)	110,000	108,202
BankUnited, Inc.
5.13%, 06/11/30 (a)	40,000	39,778
Barclays PLC
4.34%, 01/10/28 (a)	200,000	199,712
4.84%, 05/09/28 (a)	300,000	300,582
5.50%, 08/09/28 (a)(b)	200,000	202,086
7.39%, 11/02/28 (a)(b)	200,000	207,428
5.09%, 02/25/29 (a)(b)	200,000	201,604
4.97%, 05/16/29 (a)(b)	300,000	301,779
6.49%, 09/13/29 (a)(b)	200,000	207,662
4.48%, 11/11/29 (a)(b)	200,000	198,870
5.69%, 03/12/30 (a)(b)	300,000	307,329
5.09%, 06/20/30 (a)(b)	200,000	200,670
4.94%, 09/10/30 (a)(b)	200,000	200,748
5.37%, 02/25/31 (a)(b)	200,000	203,264
2.65%, 06/24/31 (a)(b)	200,000	183,610
4.52%, 02/24/32 (a)(b)	200,000	196,060
2.67%, 03/10/32 (a)(b)	200,000	180,354
3.56%, 09/23/35 (a)(b)	200,000	187,650
Canadian Imperial Bank of Commerce
5.00%, 04/28/28 (a)	150,000	151,769
4.24%, 09/08/28 (a)(b)	110,000	109,764
5.99%, 10/03/28 (a)	250,000	258,230
4.86%, 03/30/29 (a)(b)	200,000	201,444
5.26%, 04/08/29 (a)	200,000	204,028
4.28%, 01/29/30 (a)(b)	220,000	218,062
4.63%, 09/11/30 (a)(b)	100,000	100,005
5.25%, 01/13/31 (a)(b)	100,000	101,939
4.58%, 09/08/31 (a)(b)	130,000	128,983
Capital One Financial Corp.
3.80%, 01/31/28 (a)	200,000	197,952
5.47%, 02/01/29 (a)(b)	250,000	253,705
6.31%, 06/08/29 (a)(b)	250,000	257,975
5.70%, 02/01/30 (a)(b)	150,000	153,701
3.27%, 03/01/30 (a)(b)	250,000	240,963
5.25%, 07/26/30 (a)(b)	100,000	101,454
5.46%, 07/26/30 (a)(b)	200,000	203,968
4.49%, 09/11/31 (a)(b)	160,000	157,310
7.62%, 10/30/31 (a)(b)	280,000	308,526
4.72%, 01/30/32 (a)(b)	200,000	197,600
Citibank NA
5.80%, 09/29/28 (a)	350,000	361,903
4.84%, 08/06/29 (a)	250,000	253,150
4.91%, 05/29/30 (a)	300,000	304,146
Citigroup, Inc.
4.45%, 09/29/27	600,000	599,694
6.63%, 01/15/28	50,000	51,973
3.67%, 07/24/28 (a)(b)	350,000	347,186
4.13%, 07/25/28	300,000	297,363
3.52%, 10/27/28 (a)(b)	300,000	296,502
4.79%, 03/04/29 (a)(b)	300,000	301,383
4.08%, 04/23/29 (a)(b)	300,000	297,876
5.17%, 02/13/30 (a)(b)	400,000	405,788
3.98%, 03/20/30 (a)(b)	400,000	393,084
4.54%, 09/19/30 (a)(b)	400,000	398,500
2.98%, 11/05/30 (a)(b)	300,000	283,869
2.67%, 01/29/31 (a)(b)	300,000	279,276
4.41%, 03/31/31 (a)(b)	600,000	593,388
4.95%, 05/07/31 (a)(b)	300,000	302,109
2.57%, 06/03/31 (a)(b)	485,000	446,244
4.50%, 09/11/31 (a)(b)	400,000	395,828
2.56%, 05/01/32 (a)(b)	370,000	333,007
5.59%, 11/19/34 (a)(b)	175,000	177,718
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	200,000	205,382
3.25%, 04/30/30 (a)	150,000	142,092
5.25%, 03/05/31 (a)(b)	100,000	101,200
5.30%, 01/29/36 (a)(b)	60,000	59,452
Commonwealth Bank of Australia
4.42%, 03/14/28	250,000	251,000
Cooperatieve Rabobank UA
4.80%, 01/09/29	250,000	252,892
4.49%, 10/17/29	250,000	251,140
Deutsche Bank AG
5.37%, 01/10/29 (a)(b)	200,000	202,306
6.72%, 01/18/29 (a)(b)	200,000	206,626
5.41%, 05/10/29	150,000	153,867
6.82%, 11/20/29 (a)(b)	250,000	262,060
5.00%, 09/11/30 (a)(b)	150,000	150,765
5.30%, 05/09/31 (a)(b)	200,000	201,964
4.95%, 08/04/31 (a)(b)	230,000	229,501
3.55%, 09/18/31 (a)(b)	190,000	179,195
4.47%, 12/10/31 (a)(b)	150,000	147,648
3.73%, 01/14/32 (a)(b)	200,000	186,870
4.73%, 02/06/32 (a)(b)	150,000	147,701
5.06%, 04/14/32 (a)(b)	150,000	149,787
3.04%, 05/28/32 (a)(b)	150,000	136,490
4.88%, 12/01/32 (a)(b)	200,000	199,418
Fifth Third Bancorp
3.95%, 03/14/28 (a)	100,000	99,232
6.36%, 10/27/28 (a)(b)	150,000	153,801
6.34%, 07/27/29 (a)(b)	200,000	207,088
4.77%, 07/28/30 (a)(b)	100,000	99,991
4.90%, 09/06/30 (a)(b)	100,000	100,352
5.63%, 01/29/32 (a)(b)	150,000	154,647
4.57%, 04/29/32 (a)(b)	150,000	147,671
Fifth Third Financial Corp.
5.98%, 01/30/30 (a)(b)	150,000	154,476
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	100,000	99,607
4.87%, 03/03/32 (a)(b)	70,000	68,041
5.60%, 09/05/35 (a)(b)	80,000	78,393
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	254,580
FNB Corp.
5.72%, 12/11/30 (a)(b)	75,000	75,625
Fulton Financial Corp.
5.95%, 05/15/36 (a)(b)	40,000	40,017
Goldman Sachs Group, Inc.
3.69%, 06/05/28 (a)(b)	375,000	372,465
4.48%, 08/23/28 (a)(b)	350,000	350,094
4.15%, 01/21/29 (a)(b)	520,000	516,511
3.81%, 04/23/29 (a)(b)	400,000	394,464
4.22%, 05/01/29 (a)(b)	400,000	397,216
4.15%, 10/21/29 (a)(b)	340,000	335,974
6.48%, 10/24/29 (a)(b)	500,000	520,790
2.60%, 02/07/30 (a)	250,000	233,138
3.80%, 03/15/30 (a)	300,000	291,141
4.59%, 04/20/30 (a)(b)	400,000	398,764
5.73%, 04/25/30 (a)(b)	350,000	359,688
5.05%, 07/23/30 (a)(b)	300,000	302,850
4.69%, 10/23/30 (a)(b)	300,000	299,595
5.21%, 01/28/31 (a)(b)	300,000	304,155
5.22%, 04/23/31 (a)(b)	400,000	405,752
4.37%, 10/21/31 (a)(b)	410,000	401,980
4.52%, 01/21/32 (a)(b)	520,000	512,117
1.99%, 01/27/32 (a)(b)	310,000	272,905
2.62%, 04/22/32 (a)(b)	500,000	450,395

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HSBC Holdings PLC
4.76%, 06/09/28 (a)(b)	400,000	401,136
5.21%, 08/11/28 (a)(b)	250,000	252,000
2.01%, 09/22/28 (a)(b)	200,000	193,660
7.39%, 11/03/28 (a)(b)	250,000	259,615
5.13%, 11/19/28 (a)(b)	200,000	201,602
4.90%, 03/03/29 (a)(b)	200,000	201,116
6.16%, 03/09/29 (a)(b)	200,000	205,300
4.58%, 06/19/29 (a)(b)	500,000	499,555
2.21%, 08/17/29 (a)(b)	200,000	190,074
5.55%, 03/04/30 (a)(b)	225,000	229,793
4.40%, 03/10/30 (a)(b)	270,000	267,705
4.95%, 03/31/30	400,000	404,668
4.71%, 05/12/30 (a)(b)	310,000	309,346
3.97%, 05/22/30 (a)(b)	500,000	489,985
5.29%, 11/19/30 (a)(b)	300,000	304,533
5.13%, 03/03/31 (a)(b)	200,000	201,902
5.24%, 05/13/31 (a)(b)	400,000	405,280
2.85%, 06/04/31 (a)(b)	200,000	185,304
2.36%, 08/18/31 (a)(b)	200,000	180,874
4.62%, 11/06/31 (a)(b)	310,000	306,401
4.68%, 03/10/32 (a)(b)	270,000	266,684
5.73%, 05/17/32 (a)(b)	200,000	206,438
2.80%, 05/24/32 (a)(b)	380,000	343,759
HSBC USA, Inc.
4.65%, 06/03/28	200,000	201,228
Huntington Bancshares, Inc.
6.21%, 08/21/29 (a)(b)	200,000	206,602
5.27%, 01/15/31 (a)(b)	200,000	202,984
4.62%, 01/28/32 (a)(b)	140,000	138,125
Huntington National Bank
5.65%, 01/10/30 (a)	250,000	258,157
Independent Bank Corp.
7.25%, 04/01/35 (a)(b)	50,000	52,641
ING Groep NV
4.55%, 10/02/28	300,000	300,834
4.05%, 04/09/29	200,000	197,808
5.34%, 03/19/30 (a)(b)	200,000	203,786
4.80%, 03/23/32 (a)(b)	210,000	209,110
2.73%, 04/01/32 (a)(b)	200,000	181,746
JPMorgan Chase & Co.
4.25%, 10/01/27	200,000	200,252
3.63%, 12/01/27 (a)	150,000	148,527
2.18%, 06/01/28 (a)(b)	350,000	342,660
4.98%, 07/22/28 (a)(b)	350,000	352,485
4.85%, 07/25/28 (a)(b)	400,000	402,076
4.51%, 10/22/28 (a)(b)	200,000	200,340
3.51%, 01/23/29 (a)(b)	350,000	344,739
4.92%, 01/24/29 (a)(b)	300,000	302,253
4.01%, 04/23/29 (a)(b)	350,000	346,990
2.07%, 06/01/29 (a)(b)	250,000	238,400
4.20%, 07/23/29 (a)(b)	350,000	347,560
5.30%, 07/24/29 (a)(b)	400,000	406,064
6.09%, 10/23/29 (a)(b)	320,000	330,954
4.45%, 12/05/29 (a)(b)	350,000	348,883
5.01%, 01/23/30 (a)(b)	350,000	353,535
5.58%, 04/22/30 (a)(b)	400,000	410,312
4.41%, 04/23/30 (a)(b)	350,000	348,204
3.70%, 05/06/30 (a)(b)	300,000	292,767
4.57%, 06/14/30 (a)(b)	250,000	249,672
5.00%, 07/22/30 (a)(b)	400,000	403,996
8.75%, 09/01/30	70,000	80,712
2.74%, 10/15/30 (a)(b)	500,000	470,815
4.60%, 10/22/30 (a)(b)	350,000	349,457
5.14%, 01/24/31 (a)(b)	300,000	304,761
4.49%, 03/24/31 (a)(b)	400,000	398,128
2.52%, 04/22/31 (a)(b)	350,000	323,190
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 04/22/31 (a)(b)	350,000	355,775
2.96%, 05/13/31 (a)(b)	400,000	374,348
4.26%, 10/22/31 (a)(b)	270,000	264,954
1.76%, 11/19/31 (a)(b)	220,000	193,985
4.35%, 01/22/32 (a)(b)	360,000	353,873
1.95%, 02/04/32 (a)(b)	475,000	419,069
2.58%, 04/22/32 (a)(b)	500,000	451,810
4.62%, 04/23/32 (a)(b)	400,000	397,004
Keybank National Association
3.90%, 04/13/29	250,000	244,353
KeyCorp
4.10%, 04/30/28	100,000	99,374
2.55%, 10/01/29	100,000	93,647
5.12%, 04/04/31 (a)(b)	100,000	100,924
Lloyds Banking Group PLC
4.38%, 03/22/28	200,000	199,888
4.55%, 08/16/28	200,000	200,394
3.57%, 11/07/28 (a)(b)	300,000	296,400
5.87%, 03/06/29 (a)(b)	200,000	204,584
4.82%, 06/13/29 (a)(b)	200,000	201,156
4.24%, 02/10/30 (a)(b)	200,000	197,846
5.72%, 06/05/30 (a)(b)	200,000	205,854
4.43%, 11/04/31 (a)(b)	200,000	196,808
M&T Bank Corp.
7.41%, 10/30/29 (a)(b)	100,000	106,224
5.18%, 07/08/31 (a)(b)	100,000	101,022
6.08%, 03/13/32 (a)(b)	150,000	156,741
5.40%, 07/30/35 (a)(b)	100,000	99,779
5.30%, 04/18/36 (a)(b)	100,000	99,187
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (a)	250,000	251,087
4.76%, 07/06/28 (a)(b)	250,000	250,570
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	200,000	197,840
3.96%, 03/02/28	200,000	198,892
5.35%, 09/13/28 (a)(b)	250,000	252,727
5.42%, 02/22/29 (a)(b)	200,000	203,024
3.74%, 03/07/29	200,000	196,838
5.24%, 04/19/29 (a)(b)	200,000	202,576
3.20%, 07/18/29	200,000	191,888
2.56%, 02/25/30	200,000	185,556
5.26%, 04/17/30 (a)(b)	200,000	203,236
2.05%, 07/17/30	200,000	180,740
5.20%, 01/16/31 (a)(b)	200,000	203,138
5.16%, 04/24/31 (a)(b)	200,000	202,882
4.53%, 09/12/31 (a)(b)	200,000	197,798
4.51%, 01/14/32 (a)(b)	200,000	197,202
Mizuho Financial Group, Inc.
4.02%, 03/05/28	200,000	198,886
5.67%, 05/27/29 (a)(b)	200,000	204,516
5.78%, 07/06/29 (a)(b)	200,000	205,126
4.25%, 09/11/29 (a)(b)	200,000	198,810
5.38%, 05/26/30 (a)(b)	200,000	204,200
5.38%, 07/10/30 (a)(b)	200,000	204,084
3.15%, 07/16/30 (a)(b)	200,000	191,216
5.10%, 05/13/31 (a)(b)	200,000	202,506
5.74%, 05/27/31 (a)(b)	200,000	207,108
2.20%, 07/10/31 (a)(b)	200,000	180,726
Morgan Stanley
3.59%, 07/22/28 (a)	250,000	247,558
6.30%, 10/18/28 (a)(b)	400,000	410,276
3.77%, 01/24/29 (a)(b)	450,000	444,622
5.12%, 02/01/29 (a)(b)	300,000	302,823
4.99%, 04/12/29 (a)(b)	300,000	302,352
5.16%, 04/20/29 (a)(b)	350,000	353,713
5.45%, 07/20/29 (a)(b)	350,000	356,097
4.13%, 10/18/29 (a)(b)	290,000	286,703

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.41%, 11/01/29 (a)(b)	300,000	311,991
4.24%, 01/09/30 (a)(b)	350,000	346,262
5.17%, 01/16/30 (a)(b)	385,000	389,724
4.43%, 01/23/30 (a)(b)	450,000	447,498
4.56%, 04/10/30 (a)(b)	300,000	298,851
5.66%, 04/18/30 (a)(b)	350,000	358,925
5.04%, 07/19/30 (a)(b)	300,000	302,823
4.65%, 10/18/30 (a)(b)	400,000	398,680
5.23%, 01/15/31 (a)(b)	300,000	304,539
2.70%, 01/22/31 (a)(b)	400,000	372,516
3.62%, 04/01/31 (a)(b)	400,000	384,124
5.19%, 04/17/31 (a)(b)	450,000	456,687
4.36%, 10/22/31 (a)(b)	340,000	333,608
4.49%, 01/16/32 (a)(b)	450,000	442,980
1.79%, 02/13/32 (a)(b)	350,000	304,801
4.71%, 03/12/32 (a)(b)	500,000	495,550
4.81%, 04/16/32 (a)(b)	450,000	448,164
1.93%, 04/28/32 (a)(b)	400,000	348,600
Morgan Stanley Bank NA
4.97%, 07/14/28 (a)(b)	250,000	251,570
5.02%, 01/12/29 (a)(b)	300,000	302,319
4.79%, 05/10/30 (a)(b)	340,000	341,064
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	260,000	260,200
4.20%, 11/17/28 (a)(b)	250,000	249,203
4.21%, 02/08/30 (a)(b)	350,000	346,125
4.73%, 07/18/31 (a)(b)	400,000	398,924
4.47%, 11/19/31 (a)(b)	410,000	403,858
National Australia Bank Ltd.
3.91%, 06/09/27	275,000	274,475
4.31%, 06/13/28	250,000	250,360
4.90%, 06/13/28	250,000	253,290
4.79%, 01/10/29	250,000	253,577
4.53%, 06/13/30	250,000	251,292
National Bank of Canada
5.60%, 12/18/28	250,000	256,967
4.50%, 10/10/29	250,000	249,275
NatWest Group PLC
5.52%, 09/30/28 (a)(b)	200,000	202,846
4.89%, 05/18/29 (a)(b)	100,000	100,612
5.81%, 09/13/29 (a)(b)	200,000	205,198
5.08%, 01/27/30 (a)(b)	300,000	302,781
4.45%, 05/08/30 (a)(b)	200,000	198,748
4.96%, 08/15/30 (a)(b)	200,000	201,484
5.12%, 05/23/31 (a)(b)	200,000	201,932
6.48%, 06/01/34 (a)(b)	200,000	207,332
Northern Trust Corp.
3.65%, 08/03/28 (a)	50,000	49,449
3.15%, 05/03/29 (a)	50,000	48,563
1.95%, 05/01/30 (a)	100,000	91,161
4.15%, 11/19/30	70,000	69,234
Old National Bancorp
5.77%, 02/15/36 (a)(b)	75,000	75,032
Pinnacle Bank/Nashville TN
5.63%, 02/15/28 (a)	250,000	253,120
Pinnacle Financial Partners, Inc.
6.17%, 11/01/30 (a)(b)	75,000	77,000
5.60%, 05/19/32 (a)(b)	100,000	100,533
PNC Bank NA
4.43%, 07/21/28 (a)(b)	250,000	250,067
4.05%, 07/26/28	250,000	247,768
2.70%, 10/22/29	250,000	235,500
PNC Financial Services Group, Inc.
5.35%, 12/02/28 (a)(b)	250,000	253,535
4.08%, 01/26/29 (a)(b)	170,000	169,019
3.45%, 04/23/29 (a)	250,000	243,748
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.58%, 06/12/29 (a)(b)	250,000	255,717
4.62%, 10/26/29 (a)(b)	180,000	180,148
2.55%, 01/22/30 (a)	250,000	233,353
5.49%, 05/14/30 (a)(b)	250,000	256,380
5.22%, 01/29/31 (a)(b)	100,000	101,879
4.90%, 05/13/31 (a)(b)	200,000	201,554
2.31%, 04/23/32 (a)(b)	150,000	133,965
Regions Financial Corp.
5.72%, 06/06/30 (a)(b)	150,000	153,947
Royal Bank of Canada
4.24%, 08/03/27	250,000	250,252
6.00%, 11/01/27	250,000	256,190
4.90%, 01/12/28	150,000	151,542
5.20%, 08/01/28	150,000	152,798
4.52%, 10/18/28 (a)(b)	100,000	100,268
4.00%, 11/03/28 (a)(b)	100,000	99,483
4.97%, 01/24/29 (a)(b)	200,000	201,582
4.95%, 02/01/29	150,000	152,528
4.50%, 08/06/29 (a)(b)	100,000	99,971
4.40%, 04/17/30 (a)(b)	200,000	198,892
4.97%, 08/02/30 (a)(b)	175,000	176,797
4.65%, 10/18/30 (a)(b)	250,000	250,430
5.15%, 02/04/31 (a)(b)	275,000	279,191
4.97%, 05/02/31 (a)(b)	100,000	101,046
4.70%, 08/06/31 (a)(b)	130,000	129,849
4.31%, 11/03/31 (a)(b)	140,000	137,684
4.61%, 05/03/32 (a)(b)	200,000	198,370
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	175,000	175,019
6.50%, 03/09/29 (a)(b)	125,000	128,684
5.47%, 03/20/29 (a)(b)	100,000	101,251
6.57%, 06/12/29 (a)(b)	50,000	51,767
6.17%, 01/09/30 (a)(b)	125,000	128,880
5.35%, 09/06/30 (a)(b)	100,000	101,087
5.74%, 03/20/31 (a)(b)	100,000	102,573
7.66%, 11/09/31 (a)(b)	80,000	88,082
Santander U.K. Group Holdings PLC
3.82%, 11/03/28 (a)(b)	200,000	197,940
4.32%, 09/22/29 (a)(b)	200,000	198,354
4.86%, 09/11/30 (a)(b)	200,000	200,200
5.69%, 04/15/31 (a)(b)	200,000	205,186
2.90%, 03/15/32 (a)(b)	200,000	181,818
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	40,000	40,176
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	50,000	52,055
State Street Bank & Trust Co.
4.78%, 11/23/29	250,000	253,677
State Street Corp.
4.33%, 10/22/27 (a)	100,000	100,244
4.54%, 02/28/28 (a)	250,000	251,595
5.82%, 11/04/28 (a)(b)	75,000	76,547
4.53%, 02/20/29 (a)(b)	100,000	100,312
5.68%, 11/21/29 (a)(b)	150,000	154,475
4.14%, 12/03/29 (a)(b)	100,000	99,393
2.40%, 01/24/30	100,000	93,636
4.83%, 04/24/30 (a)	200,000	202,724
2.20%, 03/03/31	100,000	89,729
3.15%, 03/30/31 (a)(b)	100,000	95,269
4.56%, 04/23/32 (a)(b)	100,000	99,230
3.03%, 11/01/34 (a)(b)	75,000	70,414
Sumitomo Mitsui Financial Group, Inc.
3.36%, 07/12/27	200,000	198,198
5.52%, 01/13/28	250,000	254,460
3.54%, 01/17/28	200,000	197,456
5.80%, 07/13/28	200,000	205,302
5.72%, 09/14/28	200,000	205,114

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 09/17/28	250,000	236,035
3.04%, 07/16/29	400,000	381,420
2.72%, 09/27/29	200,000	188,146
5.71%, 01/13/30	200,000	206,758
2.75%, 01/15/30	250,000	233,810
2.13%, 07/08/30	200,000	180,798
5.85%, 07/13/30	200,000	208,164
2.14%, 09/23/30	70,000	62,736
4.66%, 07/08/31 (a)(b)	200,000	199,112
4.49%, 01/15/32 (a)(b)	200,000	197,174
Synchrony Bank
5.63%, 08/23/27 (a)	250,000	252,750
Synchrony Financial
3.95%, 12/01/27 (a)	50,000	49,510
5.15%, 03/19/29 (a)	100,000	100,252
5.02%, 07/29/29 (a)(b)	70,000	70,096
5.94%, 08/02/30 (a)(b)	50,000	51,005
5.45%, 03/06/31 (a)(b)	100,000	100,191
4.95%, 02/25/32 (a)(b)	100,000	97,671
Toronto-Dominion Bank
4.11%, 06/08/27	250,000	249,932
4.69%, 09/15/27	300,000	301,638
5.16%, 01/10/28	200,000	202,438
3.91%, 01/13/28	140,000	139,024
4.86%, 01/31/28	250,000	251,770
4.57%, 06/02/28	100,000	100,316
5.52%, 07/17/28	150,000	153,450
4.11%, 10/13/28	140,000	138,975
4.99%, 04/05/29	100,000	101,387
4.78%, 12/17/29	125,000	126,225
4.81%, 06/03/30	190,000	191,313
4.41%, 01/13/31	130,000	128,786
5.15%, 09/10/34 (a)(b)	100,000	100,635
Truist Bank
4.42%, 07/24/28 (a)(b)	250,000	249,925
4.14%, 10/23/29 (a)(b)	250,000	247,680
2.25%, 03/11/30 (a)	250,000	228,153
Truist Financial Corp.
1.13%, 08/03/27 (a)	150,000	144,854
4.87%, 01/26/29 (a)(b)	250,000	251,627
1.89%, 06/07/29 (a)(b)	200,000	189,846
7.16%, 10/30/29 (a)(b)	250,000	264,607
5.44%, 01/24/30 (a)(b)	150,000	153,065
1.95%, 06/05/30 (a)	90,000	81,420
5.07%, 05/20/31 (a)(b)	200,000	202,352
4.60%, 01/27/32 (a)(b)	170,000	168,069
4.68%, 04/23/32 (a)(b)	150,000	148,464
U.S. Bancorp
4.55%, 07/22/28 (a)(b)	200,000	200,352
4.65%, 02/01/29 (a)(b)	300,000	300,975
5.78%, 06/12/29 (a)(b)	250,000	256,162
5.38%, 01/23/30 (a)(b)	250,000	255,015
1.38%, 07/22/30 (a)	140,000	123,299
5.10%, 07/23/30 (a)(b)	200,000	203,044
5.05%, 02/12/31 (a)(b)	200,000	202,638
5.08%, 05/15/31 (a)(b)	200,000	202,810
4.48%, 01/26/32 (a)(b)	170,000	167,778
U.S. Bank NA
4.54%, 05/20/29 (a)(b)	250,000	250,025
UBS AG
5.65%, 09/11/28	250,000	257,115
4.30%, 03/16/29 (a)(b)	250,000	249,623
4.63%, 02/16/32 (a)(b)	250,000	249,130
Webster Financial Corp.
5.78%, 09/11/35 (a)(b)	50,000	50,405
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wells Fargo & Co.
4.30%, 07/22/27	400,000	399,900
2.39%, 06/02/28 (a)(b)	500,000	490,450
4.81%, 07/25/28 (a)(b)	500,000	502,020
4.15%, 01/24/29 (a)	350,000	347,728
4.97%, 04/23/29 (a)(b)	250,000	251,920
4.58%, 05/20/29 (a)(b)	310,000	309,929
5.57%, 07/25/29 (a)(b)	700,000	713,867
4.08%, 09/15/29 (a)(b)	200,000	197,768
6.30%, 10/23/29 (a)(b)	400,000	415,476
4.18%, 01/23/30 (a)(b)	280,000	277,211
5.20%, 01/23/30 (a)(b)	400,000	406,032
2.88%, 10/30/30 (a)(b)	350,000	330,512
5.24%, 01/24/31 (a)(b)	400,000	406,884
2.57%, 02/11/31 (a)(b)	400,000	370,996
4.48%, 04/04/31 (a)(b)	450,000	446,328
5.15%, 04/23/31 (a)(b)	450,000	456,790
4.84%, 05/20/32 (a)(b)	440,000	439,701
Westpac Banking Corp.
5.46%, 11/18/27	250,000	254,657
3.40%, 01/25/28	200,000	197,658
5.54%, 11/17/28	200,000	206,250
1.95%, 11/20/28	200,000	189,442
2.65%, 01/16/30	100,000	94,314
4.35%, 07/01/30	100,000	99,934
4.11%, 07/24/34 (a)(b)	150,000	146,553
2.67%, 11/15/35 (a)(b)	230,000	207,734
Wintrust Financial Corp.
4.85%, 06/06/29	75,000	74,026
Zions Bancorp NA
4.70%, 08/18/28 (a)(b)	250,000	250,120
		121,726,787
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	40,000	37,740
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	100,000	103,050
Apollo Global Management, Inc.
4.60%, 01/15/31 (a)	60,000	59,439
ARES Management Corp.
6.38%, 11/10/28 (a)	100,000	103,788
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	78,860
6.60%, 06/10/29 (a)	75,000	77,386
6.15%, 04/02/30 (a)	100,000	102,458
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	100,000	100,653
4.70%, 03/14/29 (a)	100,000	101,217
Blackrock, Inc.
3.25%, 04/30/29 (a)	100,000	97,411
2.40%, 04/30/30 (a)	150,000	139,344
1.90%, 01/28/31 (a)	160,000	142,938
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30 (a)	80,000	78,789
Brookfield Asset Management Ltd.
4.65%, 11/15/30 (a)	80,000	79,282
4.83%, 04/15/31 (a)	75,000	74,719
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	200,000	198,074
4.85%, 03/29/29 (a)	175,000	175,674
4.35%, 04/15/30 (a)	100,000	98,444
Charles Schwab Corp.
3.20%, 01/25/28 (a)(c)	90,000	88,539
2.00%, 03/20/28 (a)(c)	150,000	144,267

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 02/01/29 (a)(c)	75,000	74,398
5.64%, 05/19/29 (a)(b)(c)	150,000	153,471
3.25%, 05/22/29 (a)(c)	75,000	72,819
2.75%, 10/01/29 (a)(c)	50,000	47,382
6.20%, 11/17/29 (a)(b)(c)	175,000	181,960
4.63%, 03/22/30 (a)(c)	50,000	50,440
1.65%, 03/11/31 (a)(c)	90,000	78,769
2.30%, 05/13/31 (a)(c)	90,000	80,782
4.34%, 11/14/31 (a)(b)(c)	120,000	118,286
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	99,146
4.40%, 03/15/30 (a)	100,000	100,016
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	100,000	88,137
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	98,555
4.00%, 09/15/27 (a)	250,000	249,252
3.63%, 09/01/28 (a)	150,000	147,597
3.75%, 09/21/28 (a)	100,000	98,634
3.95%, 12/01/28 (a)	80,000	79,259
4.35%, 06/15/29 (a)	100,000	99,642
2.10%, 06/15/30 (a)	150,000	136,635
4.20%, 03/15/31 (a)	90,000	88,611
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	150,000	153,586
4.15%, 01/23/30	100,000	97,036
5.13%, 04/28/31 (a)	150,000	148,411
Lazard Group LLC
4.50%, 09/19/28 (a)	75,000	74,764
4.38%, 03/11/29 (a)	75,000	74,426
6.00%, 03/15/31 (a)	60,000	62,670
LPL Holdings, Inc.
4.90%, 04/03/28 (a)	75,000	75,286
6.75%, 11/17/28 (a)	100,000	104,536
5.20%, 03/15/30 (a)	100,000	100,853
5.15%, 06/15/30 (a)	70,000	70,420
Marex Group PLC
5.83%, 05/08/28 (a)	100,000	101,299
6.40%, 11/04/29 (a)	75,000	77,399
5.68%, 04/21/31 (a)	50,000	50,141
Nasdaq, Inc.
5.35%, 06/28/28 (a)	175,000	178,082
1.65%, 01/15/31 (a)	80,000	70,406
Nomura Holdings, Inc.
6.07%, 07/12/28	200,000	205,740
2.17%, 07/14/28	200,000	190,200
5.61%, 07/06/29	200,000	204,952
3.10%, 01/16/30	200,000	188,506
4.90%, 07/01/30	200,000	200,154
2.68%, 07/16/30	200,000	183,732
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	75,000	75,242
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	97,179
TPG Operating Group II LP
4.88%, 05/15/31 (a)	70,000	69,276
		7,080,159
Finance Companies 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (a)	200,000	198,152
4.63%, 10/15/27 (a)	150,000	150,210
5.75%, 06/06/28 (a)	150,000	153,319
3.00%, 10/29/28 (a)	500,000	481,755
5.10%, 01/19/29 (a)	150,000	151,732
4.13%, 02/28/29 (a)	150,000	148,074
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 09/10/29 (a)	150,000	149,706
6.15%, 09/30/30 (a)	150,000	157,257
4.38%, 11/15/30 (a)	150,000	147,366
6.95%, 03/10/55 (a)(b)	150,000	155,397
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	200,000	205,726
5.88%, 08/30/30 (a)	50,000	49,601
5.70%, 01/23/31 (a)(d)	100,000	98,451
ARES Capital Corp.
2.88%, 06/15/27 (a)	100,000	98,114
2.88%, 06/15/28 (a)	200,000	191,782
5.88%, 03/01/29 (a)	150,000	151,708
5.95%, 07/15/29 (a)	100,000	101,251
5.55%, 01/15/30 (a)	110,000	109,617
5.50%, 09/01/30 (a)	100,000	99,054
5.10%, 01/15/31 (a)	90,000	87,544
5.25%, 04/12/31 (a)	75,000	73,282
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	125,000	125,272
5.45%, 09/09/28 (a)(d)	80,000	79,378
4.85%, 01/15/29 (a)(d)	80,000	77,947
6.35%, 08/15/29 (a)	125,000	126,606
5.60%, 02/15/30 (a)	100,000	98,554
5.80%, 09/09/30 (a)(d)	70,000	69,017
5.15%, 01/15/31 (a)(d)	70,000	67,144
5.55%, 04/15/31 (a)(d)	100,000	97,443
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)	50,000	49,103
5.95%, 03/01/31 (a)	50,000	48,580
Barings BDC, Inc.
5.20%, 09/15/28 (a)	40,000	39,361
Barings Private Credit Corp.
5.75%, 02/06/29 (a)(d)	50,000	49,023
6.15%, 06/11/30 (a)(d)	50,000	49,012
Blackstone Private Credit Fund
4.95%, 09/26/27 (a)	100,000	99,744
7.30%, 11/27/28 (a)	75,000	77,812
4.00%, 01/15/29 (a)	100,000	95,699
5.95%, 07/16/29 (a)	100,000	100,235
5.60%, 11/22/29 (a)	75,000	74,118
5.25%, 04/01/30 (a)	100,000	97,269
5.05%, 09/10/30 (a)	70,000	67,297
6.25%, 01/25/31 (a)	80,000	80,187
5.35%, 03/12/31 (a)	90,000	86,852
5.95%, 05/15/31 (a)	110,000	108,667
Blackstone Secured Lending Fund
5.88%, 11/15/27 (a)	50,000	50,441
5.35%, 04/13/28 (a)	75,000	74,942
2.85%, 09/30/28 (a)	100,000	94,432
5.25%, 09/04/29 (a)	50,000	49,334
5.30%, 06/30/30 (a)	70,000	68,335
5.13%, 01/31/31 (a)	70,000	67,384
5.90%, 05/21/31 (a)	90,000	89,178
Blue Owl Capital Corp.
2.88%, 06/11/28 (a)	100,000	94,446
5.95%, 03/15/29 (a)	150,000	150,055
6.20%, 07/15/30 (a)(e)	70,000	69,972
Blue Owl Credit Income Corp.
7.75%, 09/16/27 (a)	100,000	102,180
7.95%, 06/13/28 (a)	100,000	103,798
7.75%, 01/15/29 (a)	75,000	77,531
6.60%, 09/15/29 (a)	175,000	176,445
5.80%, 03/15/30 (a)	125,000	121,792
6.65%, 03/15/31 (a)	100,000	100,327

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (a)	150,000	149,754
6.75%, 04/04/29 (a)	100,000	100,515
6.13%, 01/23/31 (a)	50,000	48,413
Capital Southwest Corp.
5.95%, 09/18/30 (a)	50,000	49,788
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	50,000	50,383
5.75%, 02/15/31 (a)	50,000	48,143
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	75,000	76,731
6.00%, 10/02/30 (a)(d)	40,000	38,592
GATX Corp.
3.50%, 03/15/28 (a)	75,000	73,750
4.70%, 04/01/29 (a)	75,000	75,232
4.00%, 06/30/30 (a)	60,000	58,543
Goldman Sachs BDC, Inc.
5.10%, 01/28/29 (a)	60,000	58,735
5.65%, 09/09/30 (a)	50,000	49,265
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	200,000	198,764
5.88%, 05/06/28 (a)	100,000	100,232
5.38%, 01/31/29 (a)	140,000	139,217
6.25%, 05/06/30 (a)	180,000	182,500
5.88%, 01/31/31 (a)	240,000	238,222
Golub Capital BDC, Inc.
7.05%, 12/05/28 (a)	100,000	102,923
6.00%, 07/15/29 (a)	75,000	75,271
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)(d)	70,000	69,409
5.80%, 09/12/29 (a)	145,000	143,852
5.60%, 04/15/31 (a)(d)	50,000	48,191
Hercules Capital, Inc.
5.35%, 02/10/29 (a)	50,000	49,431
6.00%, 06/16/30 (a)	50,000	50,022
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)	100,000	99,834
4.90%, 09/11/28 (a)	80,000	78,586
6.75%, 01/30/29 (a)	100,000	101,941
5.15%, 04/02/29 (a)(d)	50,000	49,006
6.25%, 09/30/29 (a)	75,000	75,678
5.85%, 06/05/30 (a)	70,000	69,195
5.45%, 11/15/30 (a)	70,000	67,957
5.65%, 04/02/31 (a)(d)	50,000	48,768
Main Street Capital Corp.
6.50%, 06/04/27 (a)	75,000	75,764
5.40%, 08/15/28 (a)	50,000	49,850
6.95%, 03/01/29 (a)	75,000	77,313
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29 (a)	50,000	50,597
6.00%, 05/19/30 (a)	50,000	50,098
MSD Investment Corp.
6.25%, 05/31/30 (a)	100,000	98,958
6.13%, 02/05/31 (a)(d)	50,000	48,845
New Mountain Finance Corp.
6.20%, 10/15/27	50,000	50,319
6.88%, 02/01/29 (a)(e)	50,000	50,243
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)(d)	40,000	39,110
5.75%, 02/01/30 (a)	50,000	49,112
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	50,000	50,335
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	50,000	50,928
6.34%, 02/27/30 (a)	50,000	49,589
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	50,000	52,744
6.50%, 07/23/29 (a)	75,000	75,820
6.19%, 07/15/30 (a)	50,000	49,809
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	100,000	102,075
5.75%, 01/15/30 (a)	100,000	99,485
6.13%, 07/15/30 (a)	100,000	100,579
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29 (a)	75,000	76,167
5.63%, 08/15/30 (a)	40,000	39,753
Sumisho Air Lease Corp.
5.85%, 12/15/27 (a)	100,000	101,885
5.30%, 02/01/28 (a)	150,000	151,525
4.40%, 03/24/28 (d)	110,000	109,517
4.63%, 10/01/28 (a)	100,000	99,712
5.10%, 03/01/29 (a)	100,000	100,910
4.50%, 03/24/29 (a)(d)	160,000	159,048
3.25%, 10/01/29 (a)	75,000	71,289
3.00%, 02/01/30 (a)	100,000	93,633
3.13%, 12/01/30 (a)	100,000	92,548
4.85%, 03/24/31 (a)(d)	200,000	198,306
Trinity Capital, Inc.
7.00%, 05/21/31 (a)	40,000	40,262
		11,986,981
Financial Other 0.0%
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	90,000	92,649
ORIX Corp.
5.00%, 09/13/27	100,000	100,665
4.65%, 09/10/29	100,000	100,403
4.45%, 09/09/30	70,000	69,252
2.25%, 03/09/31	60,000	53,470
		416,439
Insurance 0.8%
ACE Capital Trust II
9.70%, 04/01/30	50,000	58,350
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	100,000	100,425
Aflac, Inc.
3.60%, 04/01/30 (a)	175,000	169,379
Alleghany Corp.
3.63%, 05/15/30 (a)	50,000	48,478
Allstate Corp.
5.05%, 06/24/29 (a)	100,000	101,587
1.45%, 12/15/30 (a)	75,000	65,337
American International Group, Inc.
4.85%, 05/07/30 (a)	100,000	100,952
3.40%, 06/30/30 (a)	40,000	38,194
5.75%, 04/01/48 (a)(b)	50,000	50,241
American National Group, Inc.
5.00%, 06/15/27 (a)	100,000	100,248
5.75%, 10/01/29 (a)	75,000	76,163
Aon Corp.
4.50%, 12/15/28 (a)	75,000	75,030
3.75%, 05/02/29 (a)	125,000	122,420
2.80%, 05/15/30 (a)	100,000	93,256
Aon North America, Inc.
5.15%, 03/01/29 (a)	150,000	152,424
5.30%, 03/01/31 (a)	90,000	91,912

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	100,000	100,209
4.85%, 12/15/29 (a)	100,000	100,915
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	40,000	41,268
Assurant, Inc.
4.90%, 03/27/28 (a)	75,000	75,242
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	75,000	77,431
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	198,494
3.50%, 01/15/31 (a)	70,000	65,710
AXA SA
8.60%, 12/15/30	125,000	143,522
AXIS Specialty Finance LLC
4.90%, 01/15/40 (a)(b)	100,000	97,626
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	99,184
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	100,000	91,780
1.45%, 10/15/30 (a)	90,000	80,098
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	125,000	123,444
5.63%, 05/15/30 (a)(e)	100,000	101,166
Brown & Brown, Inc.
4.70%, 06/23/28 (a)	70,000	70,174
4.50%, 03/15/29 (a)	50,000	49,756
4.90%, 06/23/30 (a)	100,000	100,045
2.38%, 03/15/31 (a)	80,000	71,048
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	50,000	50,380
1.38%, 09/15/30 (a)	120,000	105,268
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	104,639
CNA Financial Corp.
3.90%, 05/01/29 (a)	100,000	98,030
2.05%, 08/15/30 (a)	60,000	53,783
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	100,000	100,720
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)	150,000	146,649
6.88%, 12/15/52 (a)(b)	150,000	152,331
Elevance Health, Inc.
3.65%, 12/01/27 (a)	250,000	247,542
4.10%, 03/01/28 (a)	150,000	149,247
4.00%, 09/15/28 (a)	100,000	99,100
5.15%, 06/15/29 (a)	150,000	152,361
2.88%, 09/15/29 (a)	100,000	94,822
4.75%, 02/15/30 (a)	100,000	100,525
2.25%, 05/15/30 (a)	100,000	91,506
2.55%, 03/15/31 (a)	120,000	108,904
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	125,000	129,122
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	99,904
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	200,000	199,202
Essent Group Ltd.
6.25%, 07/01/29 (a)	75,000	77,481
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	102,903
6.50%, 06/04/29 (a)	75,000	76,239
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	100,377
4.63%, 04/29/30 (a)	75,000	74,688
3.38%, 03/03/31 (a)	80,000	74,862
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	50,000	49,924
3.40%, 06/15/30 (a)	80,000	75,443
2.45%, 03/15/31 (a)	70,000	62,038
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	96,282
Globe Life, Inc.
4.55%, 09/15/28 (a)	75,000	75,031
2.15%, 08/15/30 (a)	50,000	45,109
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	40,000	36,340
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	100,000	94,802
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	50,000	52,559
4.70%, 10/01/30 (a)	40,000	39,562
Humana, Inc.
5.75%, 12/01/28 (a)	75,000	76,949
3.70%, 03/23/29 (a)	100,000	97,637
3.13%, 08/15/29 (a)	50,000	47,899
4.88%, 04/01/30 (a)	75,000	75,185
5.38%, 04/15/31 (a)	200,000	203,174
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	100,000	100,537
Kemper Corp.
2.40%, 09/30/30 (a)	50,000	43,807
Lincoln National Corp.
3.05%, 01/15/30 (a)(e)	100,000	93,964
2.33%, 08/15/30 (a)	50,000	45,155
3.40%, 01/15/31 (a)	70,000	65,668
Loews Corp.
3.20%, 05/15/30 (a)	75,000	71,331
Markel Group, Inc.
3.50%, 11/01/27 (a)	75,000	74,030
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	125,000	125,532
4.38%, 03/15/29 (a)	250,000	249,785
4.65%, 03/15/30 (a)	100,000	100,229
2.25%, 11/15/30 (a)	90,000	81,595
MetLife, Inc.
4.55%, 03/23/30 (a)	100,000	100,631
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	100,001
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	50,000	51,130
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	75,000	72,824
4.50%, 10/01/50 (a)(b)	60,000	57,908
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	75,000	73,332
2.13%, 06/15/30 (a)	70,000	63,505
Progressive Corp.
4.00%, 03/01/29 (a)	100,000	99,400
3.20%, 03/26/30 (a)	100,000	95,674
4.60%, 03/26/31 (a)	70,000	70,084
Prudential Financial, Inc.
2.10%, 03/10/30 (a)	100,000	92,155
4.50%, 09/15/47 (a)(b)	100,000	98,297
5.70%, 09/15/48 (a)(b)	150,000	150,334
3.70%, 10/01/50 (a)(b)	100,000	92,066

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prudential Funding Asia PLC
3.13%, 04/14/30	150,000	142,651
Radian Group, Inc.
6.20%, 05/15/29 (a)	75,000	77,666
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	75,000	73,679
3.15%, 06/15/30 (a)	70,000	65,722
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	75,000	72,959
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	75,000	78,700
UnitedHealth Group, Inc.
2.95%, 10/15/27	150,000	147,652
5.25%, 02/15/28 (a)	200,000	203,236
3.85%, 06/15/28	150,000	148,852
4.40%, 06/15/28 (a)	70,000	70,121
3.88%, 12/15/28	100,000	98,841
4.25%, 01/15/29 (a)	200,000	199,422
4.70%, 04/15/29 (a)	75,000	75,688
4.00%, 05/15/29 (a)	125,000	123,629
2.88%, 08/15/29	50,000	47,775
4.80%, 01/15/30 (a)	200,000	202,130
5.30%, 02/15/30 (a)	200,000	204,960
2.00%, 05/15/30	100,000	90,904
4.65%, 01/15/31 (a)	110,000	110,291
4.90%, 04/15/31 (a)	100,000	101,320
2.30%, 05/15/31 (a)	180,000	161,735
Unum Group
4.00%, 06/15/29 (a)	75,000	73,746
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	50,000	48,666
Willis North America, Inc.
4.50%, 09/15/28 (a)	100,000	99,906
2.95%, 09/15/29 (a)	100,000	94,974
4.55%, 03/15/31 (a)	100,000	98,661
		12,232,887
REITs 0.8%
Agree LP
2.00%, 06/15/28 (a)	100,000	95,203
2.90%, 10/01/30 (a)	40,000	37,216
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	100,000	99,081
4.50%, 07/30/29 (a)	50,000	49,523
2.75%, 12/15/29 (a)	50,000	46,667
4.70%, 07/01/30 (a)	60,000	59,625
4.90%, 12/15/30 (a)	75,000	75,139
American Assets Trust LP
3.38%, 02/01/31 (a)	75,000	68,178
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	99,447
4.90%, 02/15/29 (a)	50,000	50,315
4.95%, 06/15/30 (a)	90,000	90,383
AvalonBay Communities, Inc.
3.20%, 01/15/28 (a)	100,000	98,247
1.90%, 12/01/28 (a)	75,000	70,637
3.30%, 06/01/29 (a)	100,000	96,685
2.30%, 03/01/30 (a)	100,000	92,380
2.45%, 01/15/31 (a)	80,000	72,914
Boston Properties LP
6.75%, 12/01/27 (a)	100,000	103,081
4.50%, 12/01/28 (a)	150,000	149,616
3.40%, 06/21/29 (a)	100,000	96,134
2.90%, 03/15/30 (a)	100,000	93,285
3.25%, 01/30/31 (a)	170,000	157,949
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	50,000	48,027
4.13%, 05/15/29 (a)	100,000	98,709
4.05%, 07/01/30 (a)	100,000	97,337
Camden Property Trust
4.10%, 10/15/28 (a)	50,000	49,727
3.15%, 07/01/29 (a)	75,000	72,011
2.80%, 05/15/30 (a)	75,000	70,171
COPT Defense Properties LP
2.00%, 01/15/29 (a)	75,000	70,224
4.50%, 10/15/30 (a)	50,000	49,159
2.75%, 04/15/31 (a)	75,000	68,050
Cousins Properties LP
5.25%, 07/15/30 (a)	70,000	70,880
CubeSmart LP
2.25%, 12/15/28 (a)	100,000	94,574
4.38%, 02/15/29 (a)	75,000	74,575
3.00%, 02/15/30 (a)	50,000	47,075
2.00%, 02/15/31 (a)	50,000	44,108
Digital Realty Trust LP
3.70%, 08/15/27 (a)	100,000	99,163
5.55%, 01/15/28 (a)	150,000	152,538
4.45%, 07/15/28 (a)	100,000	99,927
3.60%, 07/01/29 (a)	100,000	97,184
DOC Dr. LLC
3.95%, 01/15/28 (a)	100,000	99,115
EPR Properties
4.50%, 06/01/27 (a)	100,000	99,951
4.95%, 04/15/28 (a)	50,000	50,104
3.75%, 08/15/29 (a)	50,000	48,230
4.75%, 11/15/30 (a)	70,000	68,629
ERP Operating LP
3.50%, 03/01/28 (a)	100,000	98,513
3.00%, 07/01/29 (a)	150,000	143,649
2.50%, 02/15/30 (a)	75,000	69,814
Essex Portfolio LP
1.70%, 03/01/28 (a)	100,000	95,318
4.00%, 03/01/29 (a)	75,000	73,931
3.00%, 01/15/30 (a)	100,000	94,455
1.65%, 01/15/31 (a)	40,000	34,803
Extra Space Storage LP
5.70%, 04/01/28 (a)	100,000	102,019
3.90%, 04/01/29 (a)	150,000	147,289
4.00%, 06/15/29 (a)	50,000	49,136
5.50%, 07/01/30 (a)	110,000	112,840
2.20%, 10/15/30 (a)	50,000	44,911
5.90%, 01/15/31 (a)	90,000	93,755
Federal Realty OP LP
3.25%, 07/15/27 (a)	100,000	98,730
5.38%, 05/01/28 (a)	50,000	50,757
3.20%, 06/15/29 (a)	50,000	47,970
3.50%, 06/01/30 (a)	50,000	47,707
First Industrial LP
5.25%, 01/15/31 (a)	60,000	60,752
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	75,000	74,437
3.10%, 02/15/30 (a)	75,000	70,669
2.00%, 03/15/31 (a)	100,000	87,645
Healthpeak OP LLC
2.13%, 12/01/28 (a)	75,000	70,841
3.50%, 07/15/29 (a)	75,000	72,499
3.00%, 01/15/30 (a)	100,000	94,353
2.88%, 01/15/31 (a)	80,000	73,617

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Highwoods Realty LP
4.13%, 03/15/28 (a)	100,000	98,748
3.05%, 02/15/30 (a)	75,000	69,717
2.60%, 02/01/31 (a)	50,000	44,596
Host Hotels & Resorts LP
4.25%, 12/15/28 (a)	50,000	49,593
3.38%, 12/15/29 (a)	100,000	95,186
3.50%, 09/15/30 (a)	90,000	84,909
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	100,000	94,771
5.45%, 08/15/30 (a)	60,000	61,081
Kilroy Realty LP
4.75%, 12/15/28 (a)	75,000	74,350
4.25%, 08/15/29 (a)	50,000	48,474
3.05%, 02/15/30 (a)	75,000	69,061
Kimco Realty OP LLC
1.90%, 03/01/28 (a)	100,000	96,033
2.70%, 10/01/30 (a)	60,000	55,849
Kite Realty Group Trust
4.75%, 09/15/30 (a)	50,000	50,064
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	70,000	70,883
Lineage OP LP
5.25%, 07/15/30 (a)	70,000	70,282
LXP Industrial Trust
2.70%, 09/15/30 (a)	50,000	45,584
Mid-America Apartments LP
3.60%, 06/01/27 (a)	150,000	149,155
3.95%, 03/15/29 (a)	100,000	98,683
1.70%, 02/15/31 (a)	75,000	65,765
National Health Investors, Inc.
3.00%, 02/01/31 (a)	50,000	45,317
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	98,811
4.30%, 10/15/28 (a)	100,000	99,636
4.60%, 02/15/31 (a)	75,000	74,392
Omega Healthcare Investors, Inc.
4.75%, 01/15/28 (a)	50,000	50,079
3.63%, 10/01/29 (a)	75,000	72,124
5.20%, 07/01/30 (a)	80,000	80,542
3.38%, 02/01/31 (a)	100,000	92,925
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	75,000	78,938
3.15%, 08/15/30 (a)	40,000	36,542
Prologis LP
3.38%, 12/15/27 (a)	75,000	74,064
4.88%, 06/15/28 (a)	100,000	101,087
3.88%, 09/15/28 (a)	100,000	98,947
4.00%, 09/15/28 (a)	75,000	74,422
4.38%, 02/01/29 (a)	75,000	74,989
2.25%, 04/15/30 (a)	125,000	115,097
1.75%, 07/01/30 (a)	40,000	35,858
1.25%, 10/15/30 (a)	90,000	78,445
4.75%, 01/15/31 (a)	70,000	70,566
1.75%, 02/01/31 (a)	50,000	43,991
1.63%, 03/15/31 (a)	50,000	43,700
Public Storage Operating Co.
3.09%, 09/15/27 (a)	75,000	73,995
1.85%, 05/01/28 (a)	100,000	95,659
1.95%, 11/09/28 (a)	75,000	70,830
5.13%, 01/15/29 (a)	100,000	102,059
3.39%, 05/01/29 (a)	75,000	73,041
4.38%, 07/01/30 (a)	60,000	59,726
2.30%, 05/01/31 (a)	80,000	71,960
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Realty Income Corp.
3.95%, 08/15/27 (a)	150,000	149,439
3.40%, 01/15/28 (a)	100,000	98,541
3.65%, 01/15/28 (a)	100,000	99,004
2.10%, 03/15/28 (a)	75,000	72,106
3.95%, 02/01/29 (a)	50,000	49,368
4.75%, 02/15/29 (a)	75,000	75,547
3.25%, 06/15/29 (a)	75,000	72,336
4.00%, 07/15/29 (a)	75,000	73,870
3.10%, 12/15/29 (a)	50,000	47,613
3.40%, 01/15/30 (a)	100,000	96,011
4.85%, 03/15/30 (a)	100,000	101,073
3.25%, 01/15/31 (a)	130,000	122,352
3.20%, 02/15/31 (a)	50,000	46,846
Regency Centers LP
2.95%, 09/15/29 (a)	75,000	71,495
3.70%, 06/15/30 (a)	80,000	77,511
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	50,000	44,335
Sabra Health Care LP
3.90%, 10/15/29 (a)	75,000	72,702
Simon Property Group LP
3.38%, 06/15/27 (a)	100,000	99,223
3.38%, 12/01/27 (a)	100,000	98,749
1.75%, 02/01/28 (a)	100,000	95,995
2.45%, 09/13/29 (a)	150,000	140,638
2.65%, 07/15/30 (a)	90,000	83,712
4.38%, 10/01/30 (a)	100,000	99,220
4.30%, 01/15/31 (a)	110,000	108,426
2.20%, 02/01/31 (a)	125,000	112,449
Store Capital LLC
4.50%, 03/15/28 (a)	50,000	49,752
4.63%, 03/15/29 (a)	75,000	74,319
5.40%, 04/30/30 (a)	50,000	50,487
2.75%, 11/18/30 (a)	40,000	36,104
4.95%, 02/11/31 (a)(d)	50,000	49,570
Sun Communities Operating LP
2.30%, 11/01/28 (a)	50,000	47,473
UDR, Inc.
3.50%, 07/01/27 (a)	50,000	49,619
4.40%, 01/26/29 (a)	50,000	49,886
3.20%, 01/15/30 (a)	100,000	95,370
Ventas Realty LP
4.00%, 03/01/28 (a)	100,000	99,169
4.40%, 01/15/29 (a)	100,000	99,624
3.00%, 01/15/30 (a)	100,000	94,358
4.75%, 11/15/30 (a)	70,000	70,080
Welltower OP LLC
4.25%, 04/15/28 (a)	102,000	101,885
2.05%, 01/15/29 (a)	75,000	70,634
4.13%, 03/15/29 (a)	75,000	74,437
3.10%, 01/15/30 (a)	100,000	95,082
4.50%, 07/01/30 (a)	130,000	129,639
2.75%, 01/15/31 (a)	80,000	73,737
WP Carey, Inc.
3.85%, 07/15/29 (a)	100,000	97,870
4.65%, 07/15/30 (a)	50,000	49,817
2.40%, 02/01/31 (a)	50,000	44,961
		12,974,543
		166,417,796

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 12.7%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
4.30%, 06/11/28 (a)	80,000	80,095
4.60%, 02/08/29 (a)	100,000	100,650
2.05%, 05/15/30 (a)	150,000	136,682
4.75%, 02/08/31 (a)	75,000	75,740
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	191,544
ArcelorMittal SA
6.55%, 11/29/27 (a)	200,000	205,640
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	175,000	176,370
5.10%, 09/08/28 (a)	150,000	152,424
5.00%, 02/21/30 (a)	100,000	101,664
5.25%, 09/08/30 (a)	120,000	123,121
Cabot Corp.
4.00%, 07/01/29 (a)	75,000	73,589
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	197,396
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	100,332
7.38%, 11/01/29	54,000	58,391
2.10%, 11/15/30 (a)	100,000	88,541
4.80%, 01/15/31 (a)	100,000	99,120
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)(d)	151,000	151,296
Eastman Chemical Co.
4.50%, 12/01/28 (a)	50,000	49,916
5.00%, 08/01/29 (a)	50,000	50,467
4.50%, 02/20/31 (a)	75,000	73,661
Ecolab, Inc.
3.25%, 12/01/27 (a)	150,000	148,164
4.60%, 06/15/29 (a)	160,000	160,726
4.80%, 03/24/30 (a)	100,000	101,093
1.30%, 01/30/31 (a)	70,000	60,495
EIDP, Inc.
2.30%, 07/15/30 (a)	60,000	55,363
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	100,000	100,043
4.13%, 03/01/28 (a)	100,000	99,361
5.25%, 09/01/29 (a)	100,000	100,952
4.25%, 03/01/30 (a)	50,000	49,212
4.63%, 08/01/30 (a)	80,000	79,781
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	82,995
8.88%, 05/15/31	60,000	70,903
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	75,000	74,966
Linde, Inc.
1.10%, 08/10/30 (a)	80,000	70,198
LYB International Finance III LLC
2.25%, 10/01/30 (a)	60,000	53,845
5.13%, 01/15/31 (a)	70,000	70,169
Mosaic Co.
4.05%, 11/15/27 (a)	150,000	149,113
5.38%, 11/15/28 (a)	50,000	50,830
4.35%, 01/15/29 (a)	70,000	69,424
4.60%, 11/15/30 (a)	50,000	49,438
NewMarket Corp.
2.70%, 03/18/31 (a)	50,000	45,359
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	60,000	57,723
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nucor Corp.
3.95%, 05/01/28 (a)	100,000	99,370
2.70%, 06/01/30 (a)	60,000	56,053
4.65%, 06/01/30 (a)	70,000	70,417
Nutrien Ltd.
4.90%, 03/27/28 (a)	125,000	126,065
4.20%, 04/01/29 (a)	175,000	173,745
2.95%, 05/13/30 (a)	100,000	94,050
Packaging Corp. of America
3.00%, 12/15/29 (a)	150,000	142,476
PPG Industries, Inc.
2.80%, 08/15/29 (a)	50,000	47,385
2.55%, 06/15/30 (a)	40,000	37,142
4.38%, 03/15/31 (a)	90,000	88,727
Rayonier LP
2.75%, 05/17/31 (a)	60,000	54,047
Reliance, Inc.
2.15%, 08/15/30 (a)	60,000	54,157
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	60,000	66,528
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	150,000	158,473
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	100,000	100,491
4.88%, 03/14/30 (a)	200,000	202,522
Rohm & Haas Co.
7.85%, 07/15/29	100,000	108,734
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	300,000	297,807
4.55%, 03/01/28 (a)	50,000	50,115
4.30%, 08/15/28 (a)	70,000	69,736
2.95%, 08/15/29 (a)	50,000	47,673
2.30%, 05/15/30 (a)	100,000	91,681
4.50%, 08/15/30 (a)	70,000	69,710
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	200,000	203,560
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	100,000	96,404
4.00%, 12/15/28 (a)	90,000	88,994
3.45%, 04/15/30 (a)	75,000	71,851
3.25%, 01/15/31 (a)	70,000	65,820
Suzano Austria GmbH
6.00%, 01/15/29 (a)	200,000	204,522
5.00%, 01/15/30 (a)	200,000	197,416
3.75%, 01/15/31 (a)	160,000	149,792
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	190,000	181,592
Westlake Corp.
3.38%, 06/15/30 (a)	40,000	38,078
WestRock MWV LLC
8.20%, 01/15/30	100,000	111,464
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	100,000	97,979
4.00%, 04/15/30 (a)	100,000	97,446
WRKCo, Inc.
4.00%, 03/15/28 (a)	100,000	99,262
3.90%, 06/01/28 (a)	100,000	98,898
		8,196,974
Capital Goods 1.4%
3M Co.
2.88%, 10/15/27 (a)	200,000	196,418
3.38%, 03/01/29 (a)	100,000	97,301
2.38%, 08/26/29 (a)	125,000	117,297

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 03/15/30 (a)	100,000	100,896
3.05%, 04/15/30 (a)	75,000	71,111
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	50,000	49,568
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	75,000	67,196
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	98,828
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	100,026
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	100,000	100,525
4.25%, 03/08/29 (a)	100,000	99,080
5.10%, 03/17/30 (a)	100,000	101,254
2.63%, 06/19/30 (a)	60,000	55,315
2.69%, 05/25/31 (a)	100,000	90,639
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	75,000	76,825
Amphenol Corp.
3.80%, 11/15/27	100,000	99,415
4.38%, 06/12/28 (a)	100,000	100,167
3.90%, 11/15/28 (a)	100,000	99,086
5.05%, 04/05/29 (a)	75,000	76,345
4.35%, 06/01/29 (a)	75,000	75,115
2.80%, 02/15/30 (a)	125,000	117,722
4.13%, 11/15/30 (a)	140,000	137,683
Amrize Finance U.S. LLC
4.95%, 04/07/30 (a)	275,000	277,615
AptarGroup, Inc.
4.75%, 03/30/31 (a)	80,000	79,409
Avery Dennison Corp.
4.88%, 12/06/28 (a)	75,000	75,629
2.65%, 04/30/30 (a)	75,000	69,346
Berry Global, Inc.
5.50%, 04/15/28 (a)	100,000	101,721
Boeing Co.
3.25%, 02/01/28 (a)	150,000	147,201
3.25%, 03/01/28 (a)	100,000	98,019
3.45%, 11/01/28 (a)	50,000	48,798
3.20%, 03/01/29 (a)	150,000	144,865
6.30%, 05/01/29 (a)	200,000	209,288
2.95%, 02/01/30 (a)	100,000	94,285
5.15%, 05/01/30 (a)	600,000	609,990
3.63%, 02/01/31 (a)	175,000	166,924
6.39%, 05/01/31 (a)	150,000	160,038
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	100,000	99,110
2.75%, 03/01/30 (a)	100,000	93,582
Carrier Global Corp.
2.72%, 02/15/30 (a)	250,000	234,040
2.70%, 02/15/31 (a)(d)	100,000	91,919
Caterpillar Financial Services Corp.
3.60%, 08/12/27	100,000	99,495
1.10%, 09/14/27	200,000	192,744
4.40%, 10/15/27	50,000	50,222
4.60%, 11/15/27	100,000	100,719
3.70%, 01/10/28	70,000	69,632
4.20%, 05/15/28	100,000	100,029
4.10%, 08/15/28	100,000	99,873
3.95%, 11/14/28	140,000	139,125
3.75%, 02/23/29	125,000	123,306
4.85%, 02/27/29	150,000	152,200
4.30%, 05/15/29	150,000	150,075
4.38%, 08/16/29	50,000	50,066
4.70%, 11/15/29	150,000	151,668
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 01/08/30	100,000	102,035
4.15%, 01/08/31	70,000	69,053
4.50%, 05/15/31	140,000	139,790
Caterpillar, Inc.
2.60%, 09/19/29 (a)	50,000	47,366
2.60%, 04/09/30 (a)	100,000	93,866
1.90%, 03/12/31 (a)	60,000	53,512
CNH Industrial Capital LLC
4.75%, 03/21/28 (a)	100,000	100,376
4.55%, 04/10/28 (a)	150,000	149,941
5.10%, 04/20/29 (a)	100,000	101,219
4.50%, 10/16/30 (a)	70,000	69,172
4.38%, 03/07/31 (a)	70,000	68,695
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	99,156
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	204,152
5.13%, 01/09/30 (a)	200,000	203,306
Deere & Co.
5.38%, 10/16/29	75,000	77,663
3.10%, 04/15/30 (a)	75,000	71,541
7.13%, 03/03/31	50,000	55,455
Deere Funding Canada Corp.
4.15%, 10/09/30 (a)	70,000	68,956
Dover Corp.
2.95%, 11/04/29 (a)	40,000	38,044
Eaton Capital ULC
4.45%, 05/09/30 (a)	200,000	199,514
Eaton Corp.
3.85%, 03/06/28	210,000	208,532
3.95%, 03/06/29 (a)	200,000	197,730
4.20%, 03/06/31 (a)	200,000	196,726
Emerson Electric Co.
1.80%, 10/15/27 (a)	100,000	97,007
2.00%, 12/21/28 (a)	100,000	94,657
1.95%, 10/15/30 (a)	60,000	54,157
Ferguson Enterprises, Inc.
4.35%, 03/15/31 (a)	100,000	98,410
Flowserve Corp.
3.50%, 10/01/30 (a)	70,000	66,151
Fortive Corp.
4.75%, 05/15/31 (a)	80,000	79,641
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	100,000	95,548
GE Vernova, Inc.
4.25%, 02/04/31 (a)	75,000	74,039
General Dynamics Corp.
2.63%, 11/15/27 (a)	150,000	147,106
3.75%, 05/15/28 (a)	100,000	99,322
3.63%, 04/01/30 (a)	100,000	96,945
General Electric Co.
4.30%, 07/29/30 (a)	130,000	129,252
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	101,665
Hexcel Corp.
4.90%, 05/15/31 (a)	50,000	49,919
Honeywell Aerospace, Inc.
3.90%, 03/16/28 (d)	170,000	168,671
4.00%, 03/16/29 (a)(d)	170,000	168,042
4.30%, 03/16/31 (a)(d)	270,000	265,982
Honeywell International, Inc.
2.70%, 08/15/29 (a)	125,000	118,509
1.95%, 06/01/30 (a)	120,000	108,841

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Howmet Aerospace, Inc.
6.75%, 01/15/28	50,000	51,856
3.00%, 01/15/29 (a)	100,000	96,457
Hubbell, Inc.
3.50%, 02/15/28 (a)	75,000	73,834
2.30%, 03/15/31 (a)	40,000	35,996
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	98,603
2.04%, 08/16/28 (a)	100,000	94,751
5.35%, 01/15/30 (a)	50,000	50,995
4.20%, 05/01/30 (a)	50,000	48,998
IDEX Corp.
4.95%, 09/01/29 (a)	50,000	50,442
3.00%, 05/01/30 (a)	100,000	93,959
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	100,000	101,919
5.18%, 06/15/29 (a)	100,000	102,035
John Deere Capital Corp.
4.20%, 07/15/27	100,000	100,183
4.15%, 09/15/27	150,000	150,216
4.65%, 01/07/28	100,000	100,734
4.75%, 01/20/28	200,000	202,054
4.90%, 03/03/28	125,000	126,445
1.50%, 03/06/28	175,000	167,204
4.25%, 06/05/28	90,000	90,158
4.95%, 07/14/28	250,000	254,252
4.50%, 01/16/29	200,000	201,262
3.45%, 03/07/29	150,000	147,001
3.90%, 03/09/29	100,000	98,974
3.35%, 04/18/29	75,000	73,190
4.85%, 06/11/29	150,000	152,316
2.45%, 01/09/30	100,000	93,653
4.55%, 06/05/30	100,000	100,428
4.70%, 06/10/30	130,000	131,293
4.38%, 10/15/30	80,000	79,713
1.45%, 01/15/31	70,000	61,200
4.90%, 03/07/31	120,000	121,909
4.20%, 03/10/31	70,000	69,099
4.38%, 04/15/31	75,000	74,469
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	100,000	102,726
1.75%, 09/15/30 (a)	70,000	62,390
Kennametal, Inc.
4.63%, 06/15/28 (a)	75,000	74,925
2.80%, 03/01/31 (a)	40,000	36,350
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	200,000	199,770
5.05%, 06/01/29 (a)	100,000	101,453
2.90%, 12/15/29 (a)	100,000	94,623
1.80%, 01/15/31 (a)	80,000	70,458
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	100,000	97,540
Lennox International, Inc.
5.50%, 09/15/28 (a)	100,000	102,118
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	150,000	152,191
4.15%, 08/15/28 (a)	70,000	69,895
4.50%, 02/15/29 (a)	100,000	100,393
1.85%, 06/15/30 (a)	50,000	45,148
4.40%, 08/15/30 (a)	100,000	99,791
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	100,000	98,761
2.50%, 03/15/30 (a)	100,000	92,464
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Masco Corp.
1.50%, 02/15/28 (a)	100,000	95,196
2.00%, 10/01/30 (a)	40,000	35,631
2.00%, 02/15/31 (a)	75,000	66,196
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	102,644
3.63%, 05/15/30 (a)	100,000	96,188
Nordson Corp.
5.60%, 09/15/28 (a)	75,000	76,523
4.50%, 12/15/29 (a)	75,000	74,743
Northrop Grumman Corp.
3.25%, 01/15/28 (a)	250,000	245,947
4.60%, 02/01/29 (a)	75,000	75,476
4.40%, 05/01/30 (a)	100,000	99,706
4.65%, 07/15/30 (a)	70,000	70,300
nVent Finance SARL
4.55%, 04/15/28 (a)	100,000	99,643
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	100,087
Otis Worldwide Corp.
5.25%, 08/16/28 (a)	100,000	101,775
4.49%, 05/07/29 (a)	100,000	100,018
2.57%, 02/15/30 (a)	200,000	186,172
Owens Corning
3.95%, 08/15/29 (a)	50,000	49,169
3.50%, 02/15/30 (a)	75,000	72,147
3.88%, 06/01/30 (a)	40,000	38,894
Parker-Hannifin Corp.
4.25%, 09/15/27 (a)	200,000	199,978
3.25%, 06/14/29 (a)	150,000	145,039
4.50%, 09/15/29 (a)	100,000	100,272
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	74,622
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	175,000	179,126
6.30%, 02/15/30 (a)	150,000	156,570
Republic Services, Inc.
3.38%, 11/15/27 (a)	150,000	148,435
3.95%, 05/15/28 (a)	100,000	99,512
4.88%, 04/01/29 (a)	100,000	101,272
2.30%, 03/01/30 (a)	100,000	92,515
4.75%, 07/15/30 (a)	70,000	70,652
1.45%, 02/15/31 (a)	75,000	65,192
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	75,000	73,447
RTX Corp.
4.13%, 11/16/28 (a)	410,000	407,446
5.75%, 01/15/29 (a)	75,000	77,523
7.50%, 09/15/29	100,000	108,990
2.25%, 07/01/30 (a)	120,000	109,944
6.00%, 03/15/31 (a)	150,000	158,883
Sonoco Products Co.
4.60%, 09/01/29 (a)	100,000	99,852
3.13%, 05/01/30 (a)	100,000	94,159
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	75,000	74,993
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	100,000	102,671
2.30%, 03/15/30 (a)	100,000	91,659
Textron, Inc.
3.90%, 09/17/29 (a)	50,000	48,850
3.00%, 06/01/30 (a)	80,000	75,250
2.45%, 03/15/31 (a)	60,000	54,236
Timken Co.
4.50%, 12/15/28 (a)	75,000	74,956

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	100,000	98,521
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	75,000	74,206
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	100,000	98,727
4.50%, 02/09/31 (a)	75,000	74,564
Veralto Corp.
5.35%, 09/18/28 (a)	100,000	101,720
Vontier Corp.
2.40%, 04/01/28 (a)	100,000	96,049
2.95%, 04/01/31 (a)	75,000	68,141
Vulcan Materials Co.
4.95%, 12/01/29 (a)	100,000	101,306
3.50%, 06/01/30 (a)	90,000	86,247
Waste Connections, Inc.
4.25%, 12/01/28 (a)	75,000	74,801
3.50%, 05/01/29 (a)	75,000	73,340
2.60%, 02/01/30 (a)	75,000	70,505
Waste Management, Inc.
3.88%, 01/15/29 (a)	100,000	98,861
4.88%, 02/15/29 (a)	100,000	101,369
2.00%, 06/01/29 (a)	200,000	186,586
4.63%, 02/15/30 (a)	100,000	100,594
4.65%, 03/15/30 (a)	100,000	100,685
1.50%, 03/15/31 (a)	120,000	104,374
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (a)(f)	200,000	200,514
4.90%, 05/29/30 (a)	40,000	40,394
Xylem, Inc.
1.95%, 01/30/28 (a)	100,000	96,197
2.25%, 01/30/31 (a)	60,000	54,166
		23,209,369
Communications 1.2%
America Movil SAB de CV
2.88%, 05/07/30 (a)	200,000	186,456
American Tower Corp.
3.60%, 01/15/28 (a)	100,000	98,712
5.50%, 03/15/28 (a)	100,000	101,715
5.25%, 07/15/28 (a)	100,000	101,499
5.80%, 11/15/28 (a)	100,000	102,824
5.20%, 02/15/29 (a)	100,000	101,636
3.95%, 03/15/29 (a)	100,000	98,450
3.80%, 08/15/29 (a)	200,000	195,526
2.90%, 01/15/30 (a)	100,000	94,168
5.00%, 01/31/30 (a)	100,000	101,182
4.90%, 03/15/30 (a)	100,000	100,920
2.10%, 06/15/30 (a)	90,000	81,512
1.88%, 10/15/30 (a)	200,000	177,844
2.70%, 04/15/31 (a)	100,000	91,097
AppLovin Corp.
5.13%, 12/01/29 (a)	125,000	126,493
AT&T, Inc.
1.65%, 02/01/28 (a)	300,000	287,148
4.10%, 02/15/28 (a)	250,000	249,012
4.35%, 03/01/29 (a)	475,000	474,102
4.30%, 02/15/30 (a)	400,000	396,364
4.70%, 08/15/30 (a)	130,000	130,592
4.40%, 04/30/31 (a)	200,000	197,628
British Telecommunications PLC
9.63%, 12/15/30 (f)	400,000	476,288
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	150,000	147,509
4.20%, 03/15/28 (a)	175,000	173,197
2.25%, 01/15/29 (a)	200,000	186,812
5.05%, 03/30/29 (a)	225,000	225,076
6.10%, 06/01/29 (a)	200,000	205,936
2.80%, 04/01/31 (a)	200,000	178,794
Comcast Corp.
3.15%, 02/15/28 (a)	150,000	147,357
3.55%, 05/01/28 (a)	100,000	98,657
4.15%, 10/15/28 (a)	400,000	398,920
4.55%, 01/15/29 (a)	100,000	100,484
5.10%, 06/01/29 (a)	75,000	76,538
2.65%, 02/01/30 (a)	300,000	280,821
3.40%, 04/01/30 (a)	200,000	192,508
4.25%, 10/15/30 (a)	210,000	207,587
1.95%, 01/15/31 (a)	190,000	168,612
1.50%, 02/15/31 (a)	200,000	173,612
Crown Castle, Inc.
3.65%, 09/01/27 (a)	150,000	148,616
5.00%, 01/11/28 (a)	150,000	151,195
3.80%, 02/15/28 (a)	100,000	98,843
4.80%, 09/01/28 (a)	100,000	100,568
4.30%, 02/15/29 (a)	75,000	74,387
5.60%, 06/01/29 (a)	100,000	102,513
4.90%, 09/01/29 (a)	200,000	201,166
3.30%, 07/01/30 (a)	90,000	85,015
2.25%, 01/15/31 (a)	140,000	124,737
2.10%, 04/01/31 (a)	125,000	109,948
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	465,000	526,045
Fox Corp.
4.71%, 01/25/29 (a)	300,000	301,017
3.50%, 04/08/30 (a)	75,000	72,129
Koninklijke KPN NV
8.38%, 10/01/30	100,000	114,374
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	355,000	352,799
4.60%, 05/15/28 (a)	275,000	277,486
4.30%, 08/15/29 (a)	100,000	100,137
4.80%, 05/15/30 (a)	100,000	101,460
4.20%, 11/15/30 (a)	550,000	542,899
4.55%, 05/15/31 (a)	410,000	408,565
Netflix, Inc.
4.88%, 04/15/28	250,000	252,932
5.88%, 11/15/28	300,000	310,950
Omnicom Group, Inc.
4.65%, 10/01/28 (a)	60,000	60,084
4.20%, 03/02/29 (a)	50,000	49,429
4.75%, 03/30/30 (a)	180,000	180,680
2.45%, 04/30/30 (a)	100,000	92,102
4.20%, 06/01/30 (a)	80,000	78,592
2.40%, 03/01/31 (a)	60,000	53,794
Orange SA
9.00%, 03/01/31	350,000	411,439
Rogers Communications, Inc.
5.00%, 02/15/29 (a)	200,000	201,668
Sprint Capital Corp.
6.88%, 11/15/28	400,000	421,480
Take-Two Interactive Software, Inc.
4.95%, 03/28/28 (a)	100,000	100,798
TCI Communications, Inc.
7.13%, 02/15/28	75,000	78,338
Telefonica Europe BV
8.25%, 09/15/30	190,000	214,451

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TELUS Corp.
3.70%, 09/15/27 (a)	100,000	99,034
T-Mobile USA, Inc.
2.05%, 02/15/28 (a)	250,000	240,670
4.95%, 03/15/28 (a)	150,000	151,509
4.80%, 07/15/28 (a)	150,000	151,180
4.85%, 01/15/29 (a)	150,000	151,398
2.63%, 02/15/29 (a)	150,000	142,932
2.40%, 03/15/29 (a)	75,000	70,937
3.38%, 04/15/29 (a)	300,000	291,180
4.20%, 10/01/29 (a)	100,000	99,069
3.88%, 04/15/30 (a)	1,000,000	973,290
2.55%, 02/15/31 (a)	325,000	295,932
2.88%, 02/15/31 (a)	100,000	92,249
3.50%, 04/15/31 (a)	300,000	284,250
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	150,000	148,424
Verizon Communications, Inc.
2.10%, 03/22/28 (a)	350,000	336,784
4.33%, 09/21/28	400,000	400,180
4.02%, 12/03/29 (a)	400,000	394,392
3.15%, 03/22/30 (a)	200,000	190,672
1.50%, 09/18/30 (a)	120,000	105,950
1.68%, 10/30/30 (a)	125,000	110,695
7.75%, 12/01/30	75,000	84,216
1.75%, 01/20/31 (a)	325,000	286,965
2.55%, 03/21/31 (a)	460,000	419,824
Vodafone Group PLC
7.88%, 02/15/30	100,000	111,016
Walt Disney Co.
2.20%, 01/13/28	100,000	97,244
2.00%, 09/01/29 (a)	300,000	278,985
3.80%, 03/22/30	200,000	195,962
2.65%, 01/13/31	330,000	305,923
4.00%, 03/14/31	200,000	196,280
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	188,046
		20,329,412
Consumer Cyclical 2.2%
Airbnb, Inc.
4.40%, 03/16/29 (a)	120,000	119,810
4.65%, 03/16/31 (a)	120,000	119,975
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	400,000	395,596
4.88%, 05/26/30 (a)	200,000	204,104
2.13%, 02/09/31 (a)	200,000	181,322
Amazon.com, Inc.
1.20%, 06/03/27 (a)	100,000	97,382
3.15%, 08/22/27 (a)	525,000	519,808
4.55%, 12/01/27 (a)	300,000	302,349
3.85%, 03/13/28	310,000	308,735
1.65%, 05/12/28 (a)	350,000	334,201
3.90%, 11/20/28 (a)	340,000	337,654
4.00%, 03/13/29 (a)	410,000	407,060
3.45%, 04/13/29 (a)	200,000	195,952
4.65%, 12/01/29 (a)	200,000	202,036
1.50%, 06/03/30 (a)	230,000	205,944
4.10%, 11/20/30 (a)	340,000	335,444
4.25%, 03/13/31 (a)	680,000	672,500
2.10%, 05/12/31 (a)	450,000	402,939
American Honda Finance Corp.
4.55%, 07/09/27	120,000	120,253
4.45%, 10/22/27	100,000	100,055
4.70%, 01/12/28	100,000	100,378
4.55%, 03/03/28	100,000	100,112
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 03/24/28	100,000	95,701
5.13%, 07/07/28	150,000	151,677
4.25%, 09/01/28	90,000	89,491
5.65%, 11/15/28	150,000	153,760
4.15%, 01/08/29	100,000	98,970
2.25%, 01/12/29	100,000	94,283
4.90%, 03/13/29	125,000	125,999
4.40%, 09/05/29	100,000	99,172
4.80%, 03/05/30	100,000	100,010
4.60%, 04/17/30	200,000	198,604
4.50%, 09/04/30	90,000	88,866
5.85%, 10/04/30	70,000	72,757
4.45%, 01/08/31	70,000	68,799
1.80%, 01/13/31	70,000	61,242
4.90%, 04/10/31	100,000	99,772
AutoNation, Inc.
3.80%, 11/15/27 (a)	50,000	49,485
1.95%, 08/01/28 (a)	50,000	47,209
4.45%, 01/15/29 (a)	80,000	79,310
4.75%, 06/01/30 (a)	60,000	59,740
AutoZone, Inc.
3.75%, 06/01/27 (a)	100,000	99,488
4.50%, 02/01/28 (a)	100,000	100,164
6.25%, 11/01/28 (a)	100,000	103,900
5.10%, 07/15/29 (a)	100,000	101,661
4.00%, 04/15/30 (a)	100,000	97,710
5.13%, 06/15/30 (a)	70,000	71,142
1.65%, 01/15/31 (a)	70,000	61,067
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	75,000	75,032
1.95%, 10/01/30 (a)	80,000	71,303
Block Financial LLC
2.50%, 07/15/28 (a)	75,000	71,561
3.88%, 08/15/30 (a)	80,000	76,206
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	50,000	49,352
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	196,592
4.95%, 08/15/29 (a)	50,000	50,584
CBRE Services, Inc.
5.50%, 04/01/29 (a)	75,000	76,838
4.80%, 06/15/30 (a)	80,000	80,233
2.50%, 04/01/31 (a)	75,000	67,534
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	50,000	48,033
3.70%, 01/15/31 (a)	60,000	56,598
Costco Wholesale Corp.
1.38%, 06/20/27 (a)	250,000	243,510
1.60%, 04/20/30 (a)	200,000	181,308
Cummins, Inc.
4.90%, 02/20/29 (a)	100,000	101,462
1.50%, 09/01/30 (a)	100,000	88,742
4.70%, 02/15/31 (a)	100,000	100,709
Darden Restaurants, Inc.
4.55%, 10/15/29 (a)	50,000	49,804
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)(d)	50,000	48,813
Dollar General Corp.
4.13%, 05/01/28 (a)	100,000	99,208
3.50%, 04/03/30 (a)	150,000	143,049
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	200,000	198,904
DR Horton, Inc.
1.40%, 10/15/27 (a)	70,000	67,326
4.85%, 10/15/30 (a)	70,000	70,559

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
eBay, Inc.
3.60%, 06/05/27 (a)	150,000	148,959
5.95%, 11/22/27 (a)	50,000	51,089
4.25%, 03/06/29 (a)	80,000	79,271
2.70%, 03/11/30 (a)	100,000	93,006
2.60%, 05/10/31 (a)	90,000	81,372
Expedia Group, Inc.
4.63%, 08/01/27 (a)	150,000	150,246
3.80%, 02/15/28 (a)	150,000	148,365
3.25%, 02/15/30 (a)	150,000	142,459
2.95%, 03/15/31 (a)	60,000	55,230
Ford Motor Credit Co. LLC
4.13%, 08/17/27 (a)	200,000	198,496
7.35%, 11/04/27 (a)	250,000	258,037
5.92%, 03/20/28 (a)	200,000	202,976
6.80%, 05/12/28 (a)	250,000	257,845
6.80%, 11/07/28 (a)	200,000	207,300
2.90%, 02/10/29 (a)	200,000	188,708
5.80%, 03/08/29	200,000	202,966
4.97%, 04/06/29 (a)	210,000	208,669
5.11%, 05/03/29 (a)	200,000	199,442
5.88%, 11/07/29 (a)	200,000	203,250
7.35%, 03/06/30 (a)	200,000	212,962
7.20%, 06/10/30 (a)	200,000	212,136
5.73%, 09/05/30 (a)	200,000	202,358
4.00%, 11/13/30 (a)	200,000	188,970
6.05%, 03/05/31	200,000	204,662
5.42%, 04/09/31 (a)	200,000	199,404
General Motors Co.
6.80%, 10/01/27 (a)	200,000	205,392
5.35%, 04/15/28 (a)	100,000	101,376
5.00%, 10/01/28 (a)	100,000	100,818
5.40%, 10/15/29 (a)	100,000	102,231
5.63%, 04/15/30 (a)	100,000	102,959
General Motors Financial Co., Inc.
5.35%, 07/15/27	150,000	151,555
2.70%, 08/20/27 (a)	200,000	196,028
6.00%, 01/09/28 (a)	150,000	153,226
5.05%, 04/04/28	150,000	151,314
2.40%, 04/10/28 (a)	200,000	192,524
5.80%, 06/23/28 (a)	200,000	204,488
2.40%, 10/15/28 (a)	200,000	190,260
4.20%, 10/27/28	140,000	138,939
5.80%, 01/07/29 (a)	250,000	257,055
4.30%, 04/06/29 (a)	150,000	148,570
4.75%, 04/06/29	150,000	150,385
5.55%, 07/15/29 (a)	250,000	255,992
4.90%, 10/06/29 (a)	150,000	150,867
5.35%, 01/07/30 (a)	200,000	203,958
5.85%, 04/06/30 (a)	150,000	155,622
3.60%, 06/21/30 (a)	130,000	124,313
5.45%, 07/15/30 (a)	130,000	133,146
2.35%, 01/08/31 (a)	130,000	116,623
4.60%, 01/08/31 (a)	130,000	128,766
5.75%, 02/08/31 (a)	150,000	155,353
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	77,679
4.95%, 08/15/29 (a)	100,000	99,708
1.88%, 11/01/30 (a)	60,000	52,207
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	50,000	50,725
5.30%, 01/15/29 (a)	100,000	100,704
4.00%, 01/15/30 (a)	100,000	96,323
4.00%, 01/15/31 (a)	90,000	85,195
Home Depot, Inc.
4.88%, 06/25/27 (a)	150,000	151,360
2.80%, 09/14/27 (a)	200,000	196,814
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.90%, 03/15/28 (a)	100,000	94,594
1.50%, 09/15/28 (a)	150,000	141,555
3.75%, 09/15/28 (a)	70,000	69,406
3.90%, 12/06/28 (a)	150,000	149,146
2.95%, 06/15/29 (a)	350,000	336,766
4.75%, 06/25/29 (a)	200,000	202,556
2.70%, 04/15/30 (a)	150,000	141,149
3.95%, 09/15/30 (a)	70,000	68,861
1.38%, 03/15/31 (a)	150,000	130,028
Honda Motor Co. Ltd.
4.69%, 07/08/30 (a)	170,000	169,211
Hyatt Hotels Corp.
5.05%, 03/30/28 (a)	100,000	100,857
4.38%, 09/15/28 (a)	100,000	99,529
5.25%, 06/30/29 (a)	75,000	76,218
5.75%, 04/23/30 (a)(g)	75,000	77,160
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	193,602
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	75,000	78,780
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	100,000	101,215
5.63%, 06/15/28 (a)	150,000	152,184
3.90%, 08/08/29 (a)	50,000	48,367
6.00%, 08/15/29 (a)	50,000	51,445
6.00%, 06/14/30 (a)	100,000	103,196
5.30%, 05/15/31 (a)	70,000	70,046
Lear Corp.
3.80%, 09/15/27 (a)	150,000	148,927
3.50%, 05/30/30 (a)	50,000	47,657
Lennar Corp.
5.00%, 06/15/27 (a)	100,000	100,299
4.75%, 11/29/27 (a)	150,000	150,376
5.20%, 07/30/30 (a)	75,000	76,120
LKQ Corp.
5.75%, 06/15/28 (a)	100,000	101,771
Lowe's Cos., Inc.
3.95%, 10/15/27	90,000	89,664
1.30%, 04/15/28 (a)	200,000	189,164
1.70%, 09/15/28 (a)	150,000	141,276
4.00%, 10/15/28 (a)	100,000	99,085
6.50%, 03/15/29	100,000	105,341
3.65%, 04/05/29 (a)	200,000	195,648
1.70%, 10/15/30 (a)	300,000	265,431
4.25%, 03/15/31 (a)	150,000	147,289
2.63%, 04/01/31 (a)	200,000	182,490
Magna International, Inc.
5.05%, 03/14/29 (a)	75,000	76,031
2.45%, 06/15/30 (a)	90,000	82,639
Marriott International, Inc.
4.20%, 07/15/27	50,000	49,965
5.00%, 10/15/27 (a)	150,000	151,474
4.00%, 04/15/28 (a)	100,000	99,441
5.55%, 10/15/28 (a)	100,000	102,425
4.88%, 05/15/29 (a)	150,000	151,542
4.80%, 03/15/30 (a)	100,000	100,753
4.63%, 06/15/30 (a)	130,000	129,808
2.85%, 04/15/31 (a)	150,000	137,813
McDonald's Corp.
3.80%, 04/01/28 (a)	200,000	198,470
4.80%, 08/14/28 (a)	200,000	201,948
2.63%, 09/01/29 (a)	100,000	94,796
2.13%, 03/01/30 (a)	100,000	91,905
4.60%, 05/15/30 (a)	100,000	100,667
3.60%, 07/01/30 (a)	130,000	126,100
4.40%, 02/12/31 (a)	100,000	99,609

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MercadoLibre, Inc.
3.13%, 01/14/31 (a)	200,000	183,620
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	250,000	288,375
NIKE, Inc.
2.85%, 03/27/30 (a)	200,000	189,058
NVR, Inc.
3.00%, 05/15/30 (a)	100,000	94,013
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	100,000	99,095
4.35%, 06/01/28 (a)	100,000	99,951
3.90%, 06/01/29 (a)	75,000	73,761
4.20%, 04/01/30 (a)	75,000	73,929
1.75%, 03/15/31 (a)	60,000	52,490
PACCAR Financial Corp.
4.25%, 06/23/27	50,000	50,164
4.45%, 08/06/27	50,000	50,268
4.60%, 01/10/28	100,000	100,774
4.00%, 08/08/28	50,000	49,900
4.95%, 08/10/28	100,000	101,565
4.00%, 11/07/28	50,000	49,847
4.60%, 01/31/29	150,000	151,873
PulteGroup, Inc.
4.25%, 03/01/31 (a)	50,000	48,842
PVH Corp.
5.50%, 06/13/30 (a)	70,000	70,979
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	90,000	84,657
Ross Stores, Inc.
1.88%, 04/15/31 (a)	50,000	44,101
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (a)	100,000	98,636
Sands China Ltd.
5.40%, 08/08/28 (a)(g)	300,000	303,723
4.38%, 06/18/30 (a)(g)	200,000	195,548
Sekisui House U.S., Inc.
3.85%, 01/15/30 (a)	75,000	71,605
2.50%, 01/15/31 (a)	40,000	35,289
Starbucks Corp.
3.50%, 03/01/28 (a)	100,000	98,653
4.50%, 05/15/28 (a)	52,000	52,096
4.00%, 11/15/28 (a)	150,000	148,563
3.55%, 08/15/29 (a)	50,000	48,792
2.25%, 03/12/30 (a)	100,000	91,946
2.55%, 11/15/30 (a)	160,000	146,875
4.90%, 02/15/31 (a)(e)	75,000	75,869
Tapestry, Inc.
4.13%, 07/15/27 (a)	75,000	74,759
5.10%, 03/11/30 (a)	100,000	101,067
Target Corp.
4.35%, 06/15/28 (a)	70,000	70,201
3.38%, 04/15/29 (a)	200,000	195,270
2.65%, 09/15/30 (a)	60,000	55,736
TJX Cos., Inc.
1.15%, 05/15/28 (a)	100,000	94,405
3.88%, 04/15/30 (a)	50,000	49,143
1.60%, 05/15/31 (a)	60,000	52,465
Toll Brothers Finance Corp.
3.80%, 11/01/29 (a)	50,000	48,695
Toyota Motor Corp.
3.67%, 07/20/28	150,000	148,477
2.76%, 07/02/29	100,000	95,443
4.45%, 06/30/30 (a)	200,000	199,932
2.36%, 03/25/31 (a)	60,000	54,427
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toyota Motor Credit Corp.
4.55%, 09/20/27	200,000	201,160
4.35%, 10/08/27	100,000	100,339
5.45%, 11/10/27	150,000	152,827
3.05%, 01/11/28	100,000	98,355
3.75%, 01/12/28	100,000	99,426
4.63%, 01/12/28	200,000	201,566
4.25%, 05/12/28	110,000	110,288
4.05%, 09/05/28	110,000	109,563
5.25%, 09/11/28	200,000	204,154
4.65%, 01/05/29	150,000	151,170
3.65%, 01/08/29	100,000	98,423
4.05%, 03/13/29	160,000	158,798
5.05%, 05/16/29	150,000	152,787
4.45%, 06/29/29	150,000	150,184
4.55%, 08/09/29	100,000	100,365
4.95%, 01/09/30	100,000	101,554
3.38%, 04/01/30	100,000	96,030
4.80%, 05/15/30	100,000	101,052
5.55%, 11/20/30	160,000	166,331
1.65%, 01/10/31	70,000	61,562
4.20%, 01/10/31	100,000	98,607
5.10%, 03/21/31	130,000	132,807
4.55%, 05/14/31	110,000	109,705
Tractor Supply Co.
1.75%, 11/01/30 (a)	80,000	70,570
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	200,000	198,078
4.15%, 01/15/31 (a)	100,000	97,899
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	75,000	78,236
VICI Properties LP
4.75%, 02/15/28 (a)	200,000	200,428
4.95%, 02/15/30 (a)	150,000	150,096
Walmart, Inc.
3.90%, 04/15/28 (a)	250,000	249,495
3.70%, 06/26/28 (a)	250,000	248,395
1.50%, 09/22/28 (a)	200,000	188,840
2.38%, 09/24/29 (a)	100,000	94,409
4.35%, 04/28/30 (a)	200,000	201,118
4.15%, 04/30/31 (a)	200,000	198,554
		35,917,344
Consumer Non-Cyclical 3.2%
Abbott Laboratories
3.70%, 03/09/29 (a)	300,000	295,077
1.40%, 06/30/30 (a)	220,000	195,479
4.00%, 03/15/31 (a)	300,000	293,448
AbbVie, Inc.
3.78%, 03/03/28	200,000	198,464
4.65%, 03/15/28 (a)	200,000	201,446
4.25%, 11/14/28 (a)	275,000	274,978
4.80%, 03/15/29 (a)	400,000	404,576
3.20%, 11/21/29 (a)	725,000	696,391
4.88%, 03/15/30 (a)	100,000	101,457
4.13%, 03/15/31 (a)	170,000	166,903
4.95%, 03/15/31 (a)	280,000	284,936
Adventist Health System
4.74%, 12/01/30 (a)	50,000	49,546
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	75,000	74,361
2.21%, 06/15/30 (a)	40,000	36,594
Agilent Technologies, Inc.
4.20%, 09/09/27 (a)	100,000	99,804
2.75%, 09/15/29 (a)	100,000	94,761

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.10%, 06/04/30 (a)	60,000	54,440
2.30%, 03/12/31 (a)	100,000	89,685
Ahold Finance USA LLC
6.88%, 05/01/29	100,000	106,076
Altria Group, Inc.
6.20%, 11/01/28 (a)	100,000	103,834
4.80%, 02/14/29 (a)	300,000	302,028
3.40%, 05/06/30 (a)	100,000	95,671
4.50%, 08/06/30 (a)	70,000	69,645
Amgen, Inc.
3.20%, 11/02/27 (a)	200,000	197,216
5.15%, 03/02/28 (a)	500,000	506,345
1.65%, 08/15/28 (a)	150,000	141,491
3.00%, 02/22/29 (a)	100,000	96,513
4.05%, 08/18/29 (a)	150,000	148,257
2.45%, 02/21/30 (a)	200,000	185,690
5.25%, 03/02/30 (a)	400,000	408,844
4.20%, 02/19/31 (a)	125,000	122,855
2.30%, 02/25/31 (a)	150,000	135,459
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	400,000	403,444
3.50%, 06/01/30 (a)	220,000	212,656
4.90%, 01/23/31 (a)	110,000	111,904
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	100,000	95,640
Ascension Health
4.08%, 11/15/28 (a)	70,000	69,626
2.53%, 11/15/29 (a)	100,000	93,752
4.29%, 11/15/30 (a)	110,000	108,731
Astrazeneca Finance LLC
4.88%, 03/03/28 (a)	200,000	202,408
1.75%, 05/28/28 (a)	200,000	190,918
4.85%, 02/26/29 (a)	200,000	202,772
4.90%, 03/03/30 (a)	100,000	101,699
4.90%, 02/26/31 (a)	150,000	152,452
4.00%, 03/02/31 (a)	90,000	88,155
2.25%, 05/28/31 (a)	90,000	81,003
AstraZeneca PLC
3.13%, 06/12/27 (a)	100,000	99,229
1.38%, 08/06/30 (a)	300,000	265,317
Augusta SpinCo Corp.
4.32%, 09/23/27	90,000	89,898
4.40%, 03/23/29 (a)	80,000	79,598
4.66%, 03/23/31 (a)	100,000	99,414
Banner Health
1.90%, 01/01/31 (a)	40,000	35,581
BAT Capital Corp.
3.56%, 08/15/27 (a)	300,000	297,357
2.26%, 03/25/28 (a)	150,000	144,385
3.46%, 09/06/29 (a)	100,000	96,586
4.91%, 04/02/30 (a)	150,000	151,237
6.34%, 08/02/30 (a)	165,000	175,189
5.83%, 02/20/31 (a)	125,000	130,571
2.73%, 03/25/31 (a)	160,000	146,237
BAT International Finance PLC
4.45%, 03/16/28 (a)	200,000	200,142
5.93%, 02/02/29 (a)	100,000	103,443
Baxter International, Inc.
2.27%, 12/01/28 (a)	150,000	141,053
4.45%, 02/15/29 (a)	40,000	39,579
3.95%, 04/01/30 (a)	75,000	72,409
4.90%, 12/15/30 (a)	100,000	99,201
1.73%, 04/01/31 (a)	75,000	63,777
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	40,000	35,562
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	250,000	248,572
4.69%, 02/13/28 (a)	150,000	150,759
4.87%, 02/08/29 (a)	100,000	100,855
2.82%, 05/20/30 (a)	100,000	93,438
1.96%, 02/11/31 (a)	100,000	88,474
Biogen, Inc.
2.25%, 05/01/30 (a)	200,000	182,720
5.05%, 01/15/31 (a)	60,000	60,897
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	50,000	48,181
Boston Scientific Corp.
4.00%, 03/01/28 (a)	75,000	74,801
2.65%, 06/01/30 (a)	140,000	130,304
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (a)	175,000	167,967
3.45%, 11/15/27 (a)	100,000	99,076
3.90%, 02/20/28 (a)	75,000	74,776
4.90%, 02/22/29 (a)	100,000	101,821
3.40%, 07/26/29 (a)	200,000	194,340
1.45%, 11/13/30 (a)	150,000	131,948
5.75%, 02/01/31 (a)	150,000	157,387
5.10%, 02/22/31 (a)	175,000	178,974
Brunswick Corp.
5.85%, 03/18/29 (a)	125,000	128,400
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	75,000	74,509
4.10%, 01/07/28 (a)	100,000	99,604
4.20%, 09/17/29 (a)	100,000	98,968
4.55%, 08/04/30 (a)	90,000	89,558
3.20%, 04/21/31 (a)	75,000	70,063
Campbell's Co.
4.15%, 03/15/28 (a)	150,000	148,566
5.20%, 03/21/29 (a)	100,000	100,975
2.38%, 04/24/30 (a)	50,000	45,186
4.55%, 03/21/31 (a)	70,000	67,843
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	175,000	173,400
5.13%, 02/15/29 (a)	100,000	101,521
5.00%, 11/15/29 (a)	100,000	101,237
4.50%, 09/15/30 (a)	80,000	79,373
Cencora, Inc.
3.45%, 12/15/27 (a)	150,000	148,012
4.85%, 12/15/29 (a)	100,000	100,898
2.80%, 05/15/30 (a)	75,000	70,056
4.25%, 11/15/30 (a)	75,000	73,667
2.70%, 03/15/31 (a)	130,000	118,754
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	75,000	74,079
Cigna Group
4.38%, 10/15/28 (a)	500,000	499,505
5.00%, 05/15/29 (a)	150,000	152,272
2.40%, 03/15/30 (a)	200,000	184,994
4.50%, 09/15/30 (a)	130,000	129,544
2.38%, 03/15/31 (a)	190,000	171,302
5.13%, 05/15/31 (a)	100,000	101,909
Clorox Co.
3.10%, 10/01/27 (a)	75,000	73,796
3.90%, 05/15/28 (a)	100,000	99,090
1.80%, 05/15/30 (a)	100,000	89,759
4.70%, 05/15/31 (a)	70,000	69,630
Coca-Cola Co.
1.50%, 03/05/28	100,000	95,816
1.00%, 03/15/28	100,000	94,813
2.13%, 09/06/29	100,000	93,869
3.45%, 03/25/30	200,000	194,354

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 06/01/30	170,000	153,603
2.00%, 03/05/31	90,000	81,004
1.38%, 03/15/31	160,000	139,598
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	100,000	101,987
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	150,000	140,258
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	150,000	148,554
4.60%, 03/01/28 (a)	100,000	100,910
CommonSpirit Health
3.35%, 10/01/29 (a)	200,000	191,674
4.35%, 09/01/30 (a)	100,000	98,120
2.78%, 10/01/30 (a)	70,000	64,543
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	150,000	143,359
7.00%, 10/01/28	100,000	104,853
4.85%, 11/01/28 (a)	200,000	200,436
5.00%, 08/01/30 (a)	70,000	69,962
8.25%, 09/15/30	50,000	56,223
Constellation Brands, Inc.
4.65%, 11/15/28 (a)	75,000	75,223
4.80%, 01/15/29 (a)	75,000	75,407
3.15%, 08/01/29 (a)	50,000	47,917
2.88%, 05/01/30 (a)	150,000	140,637
4.80%, 05/01/30 (a)	100,000	100,684
4.85%, 05/06/31 (a)	70,000	70,056
CVS Health Corp.
6.25%, 06/01/27	75,000	76,472
1.30%, 08/21/27 (a)	200,000	192,744
4.30%, 03/25/28 (a)	700,000	697,872
5.00%, 01/30/29 (a)	200,000	202,328
5.40%, 06/01/29 (a)	200,000	204,506
3.25%, 08/15/29 (a)	250,000	239,985
5.13%, 02/21/30 (a)	200,000	202,886
3.75%, 04/01/30 (a)	175,000	169,533
1.75%, 08/21/30 (a)	265,000	234,734
5.25%, 01/30/31 (a)	110,000	112,193
1.88%, 02/28/31 (a)	150,000	131,787
Dentsply Sirona, Inc.
3.25%, 06/01/30 (a)	90,000	83,305
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	100,000	93,932
Diageo Capital PLC
5.30%, 10/24/27 (a)	200,000	202,846
2.38%, 10/24/29 (a)	200,000	186,718
2.00%, 04/29/30 (a)	200,000	181,576
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	99,758
Eli Lilly & Co.
4.15%, 08/14/27 (a)	100,000	100,108
4.00%, 10/15/28 (a)	130,000	129,654
4.50%, 02/09/29 (a)	300,000	302,640
4.15%, 05/20/29 (a)	100,000	99,862
4.20%, 08/14/29 (a)	150,000	149,790
4.75%, 02/12/30 (a)	200,000	202,920
4.25%, 03/15/31 (a)	100,000	99,350
4.38%, 05/20/31 (a)	200,000	199,088
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (a)	125,000	125,061
2.38%, 12/01/29 (a)	100,000	93,132
2.60%, 04/15/30 (a)	75,000	69,968
1.95%, 03/15/31 (a)	70,000	62,002
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	60,000	51,557
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	250,000	254,435
4.15%, 12/15/28 (a)	100,000	99,221
4.80%, 08/14/29 (a)	200,000	201,288
5.86%, 03/15/30 (a)	100,000	103,859
4.80%, 01/15/31 (a)	90,000	90,229
General Mills, Inc.
4.20%, 04/17/28 (a)	200,000	199,322
5.50%, 10/17/28 (a)	100,000	102,300
4.88%, 01/30/30 (a)	100,000	100,721
2.88%, 04/15/30 (a)	100,000	93,661
Gilead Sciences, Inc.
4.25%, 05/20/28	70,000	70,002
4.40%, 05/20/29	140,000	140,039
4.80%, 11/15/29 (a)	100,000	101,277
1.65%, 10/01/30 (a)	170,000	150,974
4.60%, 05/20/31 (a)	140,000	140,185
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	100,000	97,399
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	200,000	198,930
4.50%, 04/15/30 (a)	150,000	150,547
Haleon U.S. Capital LLC
3.38%, 03/24/29 (a)	250,000	242,807
Hasbro, Inc.
3.50%, 09/15/27 (a)	100,000	98,850
3.90%, 11/19/29 (a)	100,000	97,569
4.65%, 03/12/31 (a)	50,000	49,474
HCA, Inc.
5.20%, 06/01/28 (a)	150,000	152,029
5.63%, 09/01/28 (a)	200,000	203,756
5.88%, 02/01/29 (a)	150,000	154,009
3.38%, 03/15/29 (a)	100,000	96,854
4.13%, 06/15/29 (a)	250,000	246,477
5.25%, 03/01/30 (a)	100,000	101,755
3.50%, 09/01/30 (a)	440,000	418,132
4.30%, 11/15/30 (a)	70,000	68,621
5.45%, 04/01/31 (a)	250,000	255,700
4.70%, 05/15/31 (a)	140,000	138,793
Hershey Co.
2.45%, 11/15/29 (a)	150,000	140,988
4.75%, 02/24/30 (a)	75,000	75,978
1.70%, 06/01/30 (a)	40,000	35,950
Hormel Foods Corp.
1.70%, 06/03/28 (a)	100,000	95,027
1.80%, 06/11/30 (a)	120,000	108,073
Icon Investments Six DAC
5.85%, 05/08/29 (a)	200,000	203,668
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	101,739
4.75%, 12/12/30 (a)	75,000	74,772
2.55%, 03/23/31 (a)	60,000	54,347
Ingredion, Inc.
2.90%, 06/01/30 (a)	70,000	65,505
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	203,716
6.25%, 02/01/29 (a)	150,000	155,337
J.M. Smucker Co.
3.38%, 12/15/27 (a)	100,000	98,497
5.90%, 11/15/28 (a)	100,000	103,257
2.38%, 03/15/30 (a)	100,000	92,406
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29 (a)	200,000	191,964

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson & Johnson
0.95%, 09/01/27 (a)	200,000	192,670
2.90%, 01/15/28 (a)	50,000	49,163
4.55%, 03/01/28 (a)	100,000	100,838
4.80%, 06/01/29 (a)	150,000	152,970
6.95%, 09/01/29	100,000	108,459
4.70%, 03/01/30 (a)	175,000	177,917
1.30%, 09/01/30 (a)	250,000	221,927
Kellanova
3.40%, 11/15/27 (a)	75,000	74,215
4.30%, 05/15/28 (a)	100,000	100,049
2.10%, 06/01/30 (a)	60,000	54,683
7.45%, 04/01/31	75,000	84,146
Kenvue, Inc.
5.05%, 03/22/28 (a)	150,000	151,864
5.00%, 03/22/30 (a)	100,000	101,643
Keurig Dr. Pepper, Inc.
3.43%, 06/15/27 (a)	150,000	148,570
4.60%, 05/25/28 (a)	100,000	100,119
5.05%, 03/15/29 (a)	125,000	126,321
3.95%, 04/15/29 (a)	150,000	147,285
3.20%, 05/01/30 (a)	100,000	94,205
4.60%, 05/15/30 (a)	100,000	99,472
2.25%, 03/15/31 (a)	60,000	53,430
5.20%, 03/15/31 (a)	70,000	70,958
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	75,000	72,242
3.95%, 11/01/28 (a)	75,000	74,496
3.20%, 04/25/29 (a)	100,000	96,949
3.10%, 03/26/30 (a)	100,000	95,330
Kraft Heinz Foods Co.
3.75%, 04/01/30 (a)	100,000	96,893
4.25%, 03/01/31 (a)	50,000	48,997
Kroger Co.
4.50%, 01/15/29 (a)	150,000	150,216
2.20%, 05/01/30 (a)	100,000	91,424
1.70%, 01/15/31 (a)	50,000	43,952
7.50%, 04/01/31	75,000	83,863
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	100,000	94,795
4.35%, 04/01/30 (a)	75,000	74,157
Maple Parent Holdings Corp.
4.75%, 03/26/29 (a)(d)	80,000	79,979
5.05%, 03/26/31 (a)(d)	80,000	80,093
Mattel, Inc.
5.00%, 11/17/30 (a)	80,000	79,834
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	100,000	98,837
2.50%, 04/15/30 (a)	75,000	69,319
1.85%, 02/15/31 (a)	75,000	65,957
McKesson Corp.
4.90%, 07/15/28 (a)	100,000	101,319
4.25%, 09/15/29 (a)	100,000	99,453
4.65%, 05/30/30 (a)	75,000	75,270
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	150,000	149,946
Merck & Co., Inc.
1.70%, 06/10/27 (a)	150,000	146,632
3.85%, 09/15/27	100,000	99,758
4.05%, 05/17/28 (a)	150,000	149,794
4.30%, 05/22/28	250,000	250,765
1.90%, 12/10/28 (a)	150,000	141,808
3.40%, 03/07/29 (a)	250,000	244,307
3.85%, 03/15/29 (a)	100,000	98,997
4.30%, 05/17/30 (a)	100,000	99,571
1.45%, 06/24/30 (a)	140,000	124,608
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 09/15/30 (a)	100,000	99,126
4.15%, 03/15/31 (a)	140,000	137,760
4.65%, 05/22/31 (a)	75,000	75,385
Mondelez International, Inc.
4.25%, 05/06/28 (a)	100,000	99,765
4.13%, 05/07/28 (a)	100,000	99,416
2.75%, 04/13/30 (a)	100,000	93,559
4.50%, 05/06/30 (a)	100,000	99,685
1.50%, 02/04/31 (a)	75,000	65,205
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	149,394
Novartis Capital Corp.
3.90%, 11/05/28 (a)	100,000	99,331
4.10%, 03/16/29 (a)	170,000	169,143
3.80%, 09/18/29 (a)	100,000	98,348
2.20%, 08/14/30 (a)	180,000	164,659
4.10%, 11/05/30 (a)	240,000	236,280
4.40%, 03/18/31 (a)	240,000	238,884
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	40,000	34,145
PeaceHealth Obligated Group
4.34%, 11/15/28 (a)	50,000	49,720
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29 (a)	325,000	327,018
PepsiCo, Inc.
3.00%, 10/15/27 (a)	300,000	296,205
4.10%, 01/15/29 (a)	100,000	99,785
7.00%, 03/01/29	100,000	106,978
4.50%, 07/17/29 (a)	100,000	100,679
2.63%, 07/29/29 (a)	150,000	142,810
4.60%, 02/07/30 (a)	100,000	101,115
2.75%, 03/19/30 (a)	200,000	188,802
1.63%, 05/01/30 (a)	100,000	90,232
4.30%, 07/23/30 (a)	90,000	90,148
1.40%, 02/25/31 (a)	100,000	87,310
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	700,000	702,275
4.65%, 05/19/30 (a)	400,000	402,220
Pfizer, Inc.
3.88%, 11/15/27	140,000	139,625
3.60%, 09/15/28 (a)	100,000	98,782
3.45%, 03/15/29 (a)	200,000	195,738
2.63%, 04/01/30 (a)	150,000	140,490
1.70%, 05/28/30 (a)	100,000	90,012
4.20%, 11/15/30 (a)	140,000	138,732
Pharmacia LLC
6.60%, 12/01/28	150,000	157,944
Philip Morris International, Inc.
5.13%, 11/17/27 (a)	300,000	303,516
4.88%, 02/15/28 (a)	300,000	302,679
3.13%, 03/02/28 (a)	75,000	73,506
4.13%, 04/28/28	100,000	99,595
5.25%, 09/07/28 (a)	100,000	101,913
3.88%, 10/27/28 (a)	100,000	99,001
4.88%, 02/13/29 (a)	150,000	151,635
3.38%, 08/15/29 (a)	50,000	48,403
4.63%, 11/01/29 (a)	125,000	125,629
5.63%, 11/17/29 (a)	200,000	206,910
5.13%, 02/15/30 (a)	300,000	305,808
4.38%, 04/30/30 (a)	100,000	99,318
2.10%, 05/01/30 (a)	150,000	136,904
5.50%, 09/07/30 (a)	100,000	103,422
4.00%, 10/29/30 (a)	100,000	97,883
1.75%, 11/01/30 (a)	90,000	79,912
5.13%, 02/13/31 (a)	150,000	153,267

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	125,000	120,039
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	104,587
5.60%, 03/01/31 (a)	70,000	69,906
Procter & Gamble Co.
3.95%, 01/26/28	150,000	149,880
3.00%, 03/25/30	200,000	191,238
4.05%, 05/01/30	200,000	199,126
1.20%, 10/29/30	150,000	131,429
1.95%, 04/23/31	150,000	134,574
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	75,000	70,151
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	50,000	50,240
4.20%, 06/30/29 (a)	100,000	99,114
4.63%, 12/15/29 (a)	100,000	100,373
2.95%, 06/30/30 (a)	100,000	93,765
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	150,000	132,891
Revvity, Inc.
1.90%, 09/15/28 (a)	75,000	70,620
3.30%, 09/15/29 (a)	100,000	95,842
2.55%, 03/15/31 (a)	50,000	45,003
Royalty Pharma PLC
1.75%, 09/02/27 (a)	150,000	145,183
5.15%, 09/02/29 (a)	100,000	101,505
2.20%, 09/02/30 (a)	120,000	108,521
4.45%, 03/25/31 (a)	80,000	78,814
Sanofi SA
3.75%, 11/03/27	50,000	49,772
3.63%, 06/19/28 (a)	100,000	98,933
3.80%, 11/03/28 (a)	50,000	49,504
Smith & Nephew PLC
2.03%, 10/14/30 (a)	120,000	106,946
Solventum Corp.
5.45%, 03/13/31 (a)	140,000	143,787
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	100,731
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	136,782
Stryker Corp.
4.70%, 02/10/28 (a)	75,000	75,431
3.65%, 03/07/28 (a)	75,000	74,127
4.85%, 12/08/28 (a)	100,000	101,141
4.25%, 09/11/29 (a)	100,000	99,381
4.85%, 02/10/30 (a)	200,000	202,150
1.95%, 06/15/30 (a)	120,000	108,650
Sutter Health
3.70%, 08/15/28 (a)	75,000	73,939
2.29%, 08/15/30 (a)	75,000	68,396
Sysco Corp.
3.25%, 07/15/27 (a)	100,000	98,871
5.75%, 01/17/29 (a)	75,000	77,117
2.40%, 02/15/30 (a)	75,000	69,115
5.95%, 04/01/30 (a)	150,000	155,917
5.10%, 09/23/30 (a)	90,000	91,130
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	200,000	202,158
2.05%, 03/31/30 (a)	400,000	364,192
Thermo Fisher Scientific, Inc.
5.00%, 01/31/29 (a)	300,000	304,914
2.60%, 10/01/29 (a)	100,000	94,416
4.98%, 08/10/30 (a)	200,000	203,618
4.20%, 03/01/31 (a)	70,000	68,982
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toledo Hospital
5.33%, 11/15/28	50,000	50,276
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	200,000	198,698
4.35%, 03/01/29 (a)	150,000	149,398
5.40%, 03/15/29 (a)	100,000	102,290
Unilever Capital Corp.
4.25%, 08/12/27 (a)	100,000	100,237
3.50%, 03/22/28 (a)	150,000	148,317
4.88%, 09/08/28 (a)	100,000	101,364
2.13%, 09/06/29 (a)	100,000	93,605
1.38%, 09/14/30 (a)	100,000	88,340
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	75,000	74,393
2.65%, 10/15/30 (a)	100,000	90,392
Viatris, Inc.
2.30%, 06/22/27 (a)	125,000	121,966
2.70%, 06/22/30 (a)	170,000	155,455
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 (a)	75,000	76,553
5.05%, 02/19/30 (a)	75,000	76,063
Zoetis, Inc.
3.00%, 09/12/27 (a)	150,000	147,639
4.15%, 08/17/28 (a)	110,000	109,405
3.90%, 08/20/28 (a)	75,000	74,115
2.00%, 05/15/30 (a)	75,000	67,870
		52,363,309
Energy 1.4%
APA Corp.
4.25%, 01/15/30 (a)	125,000	123,350
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	197,328
4.05%, 03/11/29 (a)	70,000	69,374
3.14%, 11/07/29 (a)	75,000	71,941
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	150,000	149,853
3.40%, 02/15/31 (a)	50,000	46,843
BP Capital Markets America, Inc.
5.02%, 11/17/27 (a)	150,000	151,707
3.94%, 09/21/28 (a)	100,000	99,136
4.23%, 11/06/28 (a)	400,000	398,852
4.70%, 04/10/29 (a)	150,000	151,137
4.97%, 10/17/29 (a)	100,000	101,659
4.87%, 11/25/29 (a)	100,000	101,390
3.63%, 04/06/30 (a)	200,000	194,332
1.75%, 08/10/30 (a)	120,000	107,593
BP Capital Markets PLC
3.28%, 09/19/27 (a)	200,000	198,274
3.72%, 11/28/28 (a)	100,000	98,489
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	200,000	199,220
5.00%, 12/15/29 (a)	100,000	101,519
2.95%, 07/15/30 (a)	60,000	56,377
Cenovus Energy, Inc.
4.65%, 03/20/31 (a)	70,000	69,458
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	250,000	251,092
3.70%, 11/15/29 (a)	150,000	145,687
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	100,000	99,532
4.00%, 03/01/31 (a)	200,000	192,926
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	250,000	249,762

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chevron Corp.
2.24%, 05/11/30 (a)	250,000	230,940
Chevron USA, Inc.
1.02%, 08/12/27 (a)	100,000	96,626
3.95%, 08/13/27	70,000	69,970
3.85%, 01/15/28 (a)	100,000	99,632
4.48%, 02/26/28 (a)	125,000	125,715
4.05%, 08/13/28 (a)	90,000	89,757
3.25%, 10/15/29 (a)	100,000	96,850
4.69%, 04/15/30 (a)	150,000	151,506
4.30%, 10/15/30 (a)	170,000	169,857
ConocoPhillips Co.
4.70%, 01/15/30 (a)	200,000	201,472
Continental Resources, Inc.
4.38%, 01/15/28 (a)	175,000	174,156
Coterra Energy, Inc.
4.38%, 03/15/29 (a)	75,000	74,706
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	100,000	101,073
8.13%, 08/16/30	50,000	56,618
Devon Energy Corp.
4.50%, 01/15/30 (a)	100,000	99,628
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	150,000	145,510
5.15%, 01/30/30 (a)	100,000	102,059
3.13%, 03/24/31 (a)	100,000	93,707
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	75,000	71,025
Enbridge, Inc.
3.70%, 07/15/27 (a)	100,000	99,320
4.60%, 06/20/28 (a)	50,000	50,176
6.00%, 11/15/28 (a)	100,000	103,462
4.20%, 11/20/28 (a)	70,000	69,540
5.30%, 04/05/29 (a)	100,000	101,987
3.13%, 11/15/29 (a)	150,000	143,106
4.90%, 06/20/30 (a)	80,000	80,642
6.20%, 11/15/30 (a)	110,000	116,299
4.85%, 03/27/31 (a)	140,000	140,531
7.38%, 03/15/55 (a)(b)	100,000	105,836
Energy Transfer LP
5.50%, 06/01/27 (a)	100,000	100,915
4.00%, 10/01/27 (a)	100,000	99,593
5.55%, 02/15/28 (a)	200,000	203,400
4.95%, 05/15/28 (a)	100,000	100,858
4.95%, 06/15/28 (a)	150,000	151,251
6.10%, 12/01/28 (a)	75,000	77,688
5.25%, 04/15/29 (a)	200,000	203,528
5.25%, 07/01/29 (a)	150,000	152,847
4.15%, 09/15/29 (a)	75,000	73,940
5.20%, 04/01/30 (a)	75,000	76,523
3.75%, 05/15/30 (a)	200,000	193,234
6.40%, 12/01/30 (a)	150,000	159,844
4.55%, 01/15/31 (a)	140,000	138,810
Eni USA, Inc.
7.30%, 11/15/27	50,000	51,991
Enterprise Products Operating LLC
4.30%, 06/20/28 (a)	70,000	69,950
4.15%, 10/16/28 (a)	150,000	149,617
3.13%, 07/31/29 (a)	200,000	192,526
2.80%, 01/31/30 (a)	150,000	141,460
4.60%, 01/15/31 (a)	190,000	190,019
5.25%, 08/16/77 (a)(b)	150,000	149,844
5.38%, 02/15/78 (a)(b)	100,000	99,809
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EOG Resources, Inc.
4.40%, 07/15/28 (a)	70,000	70,074
4.38%, 04/15/30 (a)	100,000	99,551
4.40%, 01/15/31 (a)	100,000	99,003
EQT Corp.
3.90%, 10/01/27 (a)	78,000	77,517
5.70%, 04/01/28 (a)	50,000	51,047
7.00%, 02/01/30 (a)(f)	100,000	106,715
7.50%, 06/01/30 (a)	65,000	70,399
4.75%, 01/15/31 (a)	150,000	149,179
Expand Energy Corp.
5.38%, 02/01/29 (a)	100,000	100,014
5.38%, 03/15/30 (a)	200,000	201,776
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	100,000	94,779
3.48%, 03/19/30 (a)	350,000	339,710
2.61%, 10/15/30 (a)	260,000	242,380
Halliburton Co.
2.92%, 03/01/30 (a)	100,000	94,134
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	50,000	50,079
4.85%, 12/01/29 (a)	140,000	140,279
HF Sinclair Corp.
5.00%, 02/01/28 (a)	100,000	99,812
4.50%, 10/01/30 (a)	40,000	39,218
5.75%, 01/15/31 (a)	90,000	92,189
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	50,000	55,604
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	125,000	125,013
5.00%, 02/01/29 (a)	100,000	101,353
5.10%, 08/01/29 (a)	200,000	203,238
5.15%, 06/01/30 (a)	150,000	153,222
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	100,000	98,813
5.15%, 03/01/30 (a)	200,000	203,502
MPLX LP
4.25%, 12/01/27 (a)	150,000	149,638
4.00%, 03/15/28 (a)	175,000	173,710
4.80%, 02/15/29 (a)	100,000	100,601
2.65%, 08/15/30 (a)	175,000	161,630
4.80%, 02/15/31 (a)	175,000	175,017
National Fuel Gas Co.
4.75%, 09/01/28 (a)	100,000	100,010
5.50%, 03/15/30 (a)	100,000	102,238
2.95%, 03/01/31 (a)	60,000	54,736
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	96,811
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	150,000	170,632
6.63%, 09/01/30 (a)	200,000	213,410
7.50%, 05/01/31	130,000	144,958
ONEOK, Inc.
4.00%, 07/13/27 (a)	100,000	99,661
4.25%, 09/24/27 (a)	100,000	99,809
4.55%, 07/15/28 (a)	100,000	100,067
5.65%, 11/01/28 (a)	150,000	153,562
4.35%, 03/15/29 (a)	100,000	99,382
5.38%, 06/01/29 (a)	100,000	101,790
3.40%, 09/01/29 (a)	100,000	96,167
4.40%, 10/15/29 (a)	75,000	74,485
3.10%, 03/15/30 (a)	100,000	94,539
3.25%, 06/01/30 (a)	60,000	56,768
5.80%, 11/01/30 (a)	70,000	72,666
6.35%, 01/15/31 (a)	90,000	95,325

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ovintiv, Inc.
8.13%, 09/15/30	50,000	56,036
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	75,000	74,759
Phillips 66
3.90%, 03/15/28 (a)	150,000	148,705
2.15%, 12/15/30 (a)	100,000	89,894
Phillips 66 Co.
3.75%, 03/01/28 (a)	50,000	49,414
3.15%, 12/15/29 (a)	100,000	95,337
5.88%, 03/15/56 (a)(b)	140,000	139,159
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	130,000	117,360
2.15%, 01/15/31 (a)	130,000	117,117
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	125,000	120,740
3.80%, 09/15/30 (a)	100,000	96,249
4.70%, 01/15/31 (a)	140,000	139,356
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	125,000	124,530
4.50%, 05/15/30 (a)	300,000	298,248
Schlumberger Investment SA
2.65%, 06/26/30 (a)	60,000	56,059
4.55%, 05/07/31 (a)	70,000	69,871
Shell Finance U.S., Inc.
3.88%, 11/13/28 (a)(d)	200,000	198,524
2.38%, 11/07/29 (a)	150,000	140,614
2.75%, 04/06/30 (a)	200,000	188,236
4.13%, 11/06/30 (a)	140,000	137,922
Shell International Finance BV
2.75%, 04/06/30 (a)(e)	100,000	95,050
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	50,000	50,202
5.03%, 10/01/29 (a)	230,000	231,412
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	201,634
4.35%, 01/15/29 (a)	100,000	99,640
6.15%, 03/01/29 (a)	150,000	156,063
4.90%, 09/15/30 (a)	100,000	100,690
4.35%, 04/15/31 (a)	100,000	98,003
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	150,000	150,051
5.50%, 03/01/30 (a)	100,000	101,266
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75,000	79,148
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	150,000	146,970
2.83%, 01/10/30 (a)	150,000	142,080
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	148,996
TotalEnergies Capital USA LLC
4.25%, 01/13/31 (a)	210,000	207,526
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	250,000	249,065
4.10%, 04/15/30 (a)	150,000	146,988
7.00%, 06/01/65 (a)(b)	100,000	103,082
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	75,000	74,417
3.25%, 05/15/30 (a)	100,000	94,997
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	97,408
4.35%, 06/01/28 (a)	200,000	199,696
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	100,052
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	70,000	69,992
Western Midstream Operating LP
4.50%, 03/01/28 (a)	75,000	74,951
4.75%, 08/15/28 (a)	100,000	100,129
6.35%, 01/15/29 (a)	100,000	103,941
4.05%, 02/01/30 (a)(g)	100,000	97,223
4.80%, 03/01/31 (a)	80,000	79,486
Williams Cos., Inc.
3.75%, 06/15/27 (a)	250,000	248,805
5.30%, 08/15/28 (a)	150,000	152,755
4.90%, 03/15/29 (a)	175,000	176,662
4.63%, 06/30/30 (a)	100,000	99,961
3.50%, 11/15/30 (a)	130,000	123,731
7.50%, 01/15/31	50,000	55,739
2.60%, 03/15/31 (a)	190,000	172,419
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	100,000	100,652
5.40%, 05/19/30 (a)	200,000	203,988
		23,005,396
Industrial Other 0.1%
Cornell University
4.17%, 06/15/30 (a)	70,000	69,458
Emory University
2.14%, 09/01/30 (a)	50,000	45,552
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	129,200
Jacobs Solutions, Inc.
4.75%, 03/03/31 (a)	110,000	108,823
Leland Stanford Junior University
4.15%, 08/01/30 (a)	70,000	69,543
MasTec, Inc.
5.90%, 06/15/29 (a)	75,000	77,187
President & Fellows of Harvard College
4.89%, 03/15/30 (a)	75,000	76,537
Quanta Services, Inc.
4.75%, 08/09/27 (a)	50,000	50,202
4.30%, 08/09/28 (a)	70,000	69,887
2.90%, 10/01/30 (a)	130,000	121,211
4.50%, 01/15/31 (a)	70,000	69,395
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	40,000	39,924
Trustees of Princeton University
4.65%, 07/01/30 (a)	40,000	40,531
Yale University
1.48%, 04/15/30 (a)	75,000	67,786
		1,035,236
Technology 2.4%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	100,000	99,792
4.05%, 10/04/29 (a)	200,000	197,874
Adobe, Inc.
4.75%, 01/17/28 (a)	100,000	100,841
4.80%, 04/04/29 (a)	100,000	101,323
4.95%, 01/17/30 (a)	100,000	101,649
2.30%, 02/01/30 (a)	200,000	185,314
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	100,000	100,310
Alphabet, Inc.
0.80%, 08/15/27 (a)	150,000	144,630
3.88%, 11/15/28 (a)	140,000	139,227
3.70%, 02/15/29 (a)	350,000	345,425

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 05/15/30 (a)	100,000	98,929
1.10%, 08/15/30 (a)	310,000	272,626
4.10%, 11/15/30 (a)	340,000	336,515
4.10%, 02/15/31 (a)	400,000	394,760
Amdocs Ltd.
2.54%, 06/15/30 (a)	80,000	72,662
Analog Devices, Inc.
3.45%, 06/15/27 (a)	100,000	99,471
4.25%, 06/15/28 (a)	110,000	109,979
1.70%, 10/01/28 (a)	100,000	94,261
4.50%, 06/15/30 (a)	90,000	89,991
Apple, Inc.
2.90%, 09/12/27 (a)	350,000	345,334
3.00%, 11/13/27 (a)	250,000	246,667
1.20%, 02/08/28 (a)	200,000	190,798
4.00%, 05/10/28 (a)	100,000	100,076
4.00%, 05/12/28 (a)	200,000	199,976
1.40%, 08/05/28 (a)	300,000	283,695
3.25%, 08/08/29 (a)	150,000	146,170
2.20%, 09/11/29 (a)	300,000	282,996
1.65%, 05/11/30 (a)	500,000	453,530
4.20%, 05/12/30 (a)	150,000	150,441
1.25%, 08/20/30 (a)	265,000	234,732
1.65%, 02/08/31 (a)	350,000	312,011
Applied Materials, Inc.
4.80%, 06/15/29 (a)	150,000	152,169
1.75%, 06/01/30 (a)	90,000	81,112
4.00%, 01/15/31 (a)	80,000	78,374
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	100,000	98,983
5.15%, 08/21/29 (a)	50,000	50,496
Atlassian Corp.
5.25%, 05/15/29 (a)	75,000	75,885
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	99,179
2.85%, 01/15/30 (a)	100,000	94,072
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	140,000	133,734
1.25%, 09/01/30 (a)	120,000	105,582
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	102,497
3.00%, 05/15/31 (a)	40,000	36,247
Baidu, Inc.
4.38%, 03/29/28 (a)	200,000	199,962
4.88%, 11/14/28 (a)	200,000	202,096
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	100,000	98,948
Broadcom, Inc.
5.05%, 07/12/27 (a)	59,000	59,592
1.95%, 02/15/28 (a)	50,000	48,146
4.80%, 04/15/28 (a)	200,000	201,926
4.00%, 04/15/29 (a)(d)	150,000	148,285
4.75%, 04/15/29 (a)	250,000	252,205
5.05%, 07/12/29 (a)	300,000	305,334
4.35%, 02/15/30 (a)	200,000	198,834
5.00%, 04/15/30 (a)	75,000	76,094
5.05%, 04/15/30 (a)	150,000	152,569
4.60%, 07/15/30 (a)	230,000	230,083
4.20%, 10/15/30 (a)	140,000	137,936
4.15%, 11/15/30 (a)	250,000	245,692
4.30%, 01/15/31 (a)	100,000	98,873
2.45%, 02/15/31 (a)	350,000	317,999
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	100,000	93,875
2.60%, 05/01/31 (a)	120,000	107,309
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	99,875
4.30%, 09/10/29 (a)	150,000	149,148
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (a)	100,000	98,775
3.28%, 12/01/28 (a)	75,000	71,963
3.25%, 02/15/29 (a)	100,000	95,432
5.10%, 03/01/30 (a)	100,000	99,792
CGI, Inc.
4.95%, 03/14/30 (a)	100,000	99,856
Cisco Systems, Inc.
4.55%, 02/24/28 (a)	130,000	130,956
4.85%, 02/26/29 (a)	375,000	380,685
4.75%, 02/24/30 (a)	100,000	101,303
4.95%, 02/26/31 (a)	350,000	357,448
Concentrix Corp.
6.60%, 08/02/28 (a)(e)	175,000	174,405
6.50%, 03/01/29 (a)	50,000	49,145
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	100,000	101,689
5.25%, 02/01/28 (a)	200,000	202,760
4.75%, 04/01/28 (a)	150,000	150,909
4.15%, 02/15/29 (a)	100,000	99,195
5.30%, 10/01/29 (a)	300,000	306,525
4.35%, 02/01/30 (a)	75,000	74,371
5.00%, 04/01/30 (a)	150,000	152,026
6.20%, 07/15/30 (a)	75,000	79,089
4.50%, 02/15/31 (a)	175,000	173,680
DXC Technology Co.
2.38%, 09/15/28 (a)	100,000	93,805
Equifax, Inc.
5.10%, 12/15/27 (a)	100,000	100,936
5.10%, 06/01/28 (a)	100,000	101,060
4.80%, 09/15/29 (a)	100,000	100,463
3.10%, 05/15/30 (a)	100,000	94,049
Equinix Asia Financing Corp. Pte. Ltd.
4.40%, 03/15/31 (a)	90,000	88,430
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 (a)	170,000	168,453
Equinix, Inc.
1.55%, 03/15/28 (a)	75,000	71,334
2.00%, 05/15/28 (a)	100,000	95,520
3.20%, 11/18/29 (a)	175,000	167,135
2.15%, 07/15/30 (a)	130,000	117,341
2.50%, 05/15/31 (a)	120,000	107,740
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	100,000	95,105
4.45%, 03/10/28	280,000	279,364
4.55%, 03/10/29 (a)	320,000	318,410
3.75%, 05/21/29 (a)	50,000	48,624
2.25%, 03/01/31 (a)	100,000	88,911
4.80%, 03/10/31 (a)	270,000	268,118
Fiserv, Inc.
2.25%, 06/01/27 (a)	150,000	146,953
5.45%, 03/02/28 (a)	150,000	151,962
5.38%, 08/21/28 (a)	100,000	101,349
4.20%, 10/01/28 (a)	100,000	98,976
3.50%, 07/01/29 (a)	500,000	480,855
4.75%, 03/15/30 (a)	100,000	99,366
2.65%, 06/01/30 (a)	120,000	110,005
4.55%, 02/15/31 (a)	125,000	122,560
5.35%, 03/15/31 (a)	70,000	70,902
Flex Ltd.
4.88%, 06/15/29 (a)	150,000	150,441
4.88%, 05/12/30 (a)	100,000	99,822

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fortinet, Inc.
2.20%, 03/15/31 (a)	60,000	53,711
Gartner, Inc.
4.95%, 03/20/31 (a)	50,000	48,804
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	75,000	76,963
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30 (a)	50,000	49,166
Global Payments, Inc.
4.95%, 08/15/27 (a)	50,000	50,181
4.55%, 03/15/28	70,000	69,859
4.45%, 06/01/28 (a)	100,000	99,366
4.50%, 11/15/28 (a)	240,000	238,152
3.20%, 08/15/29 (a)	175,000	165,699
5.30%, 08/15/29 (a)	50,000	50,480
2.90%, 05/15/30 (a)	150,000	137,843
4.88%, 11/15/30 (a)	230,000	226,442
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	120,000	119,551
4.40%, 09/25/27 (a)	100,000	99,974
4.50%, 03/23/28	70,000	70,033
5.25%, 07/01/28 (a)	100,000	101,483
4.15%, 09/15/28 (a)	110,000	109,159
4.60%, 03/23/29 (a)	80,000	80,035
4.55%, 10/15/29 (a)	250,000	249,480
4.40%, 10/15/30 (a)	120,000	118,120
HP, Inc.
3.00%, 06/17/27 (a)	175,000	172,730
4.75%, 01/15/28 (a)	100,000	100,487
4.00%, 04/15/29 (a)	100,000	98,392
5.40%, 04/25/30 (a)	75,000	76,691
3.40%, 06/17/30 (a)	60,000	57,034
IBM International Capital Pte. Ltd.
4.60%, 02/05/29 (a)	100,000	100,349
4.75%, 02/05/31 (a)	100,000	100,446
Intel Corp.
3.75%, 08/05/27 (a)	250,000	248,535
4.88%, 02/10/28 (a)	200,000	201,376
1.60%, 08/12/28 (a)	150,000	141,207
4.00%, 08/05/29 (a)	100,000	98,362
2.45%, 11/15/29 (a)	250,000	233,012
5.13%, 02/10/30 (a)	200,000	203,190
3.90%, 03/25/30 (a)	200,000	194,538
5.00%, 02/21/31 (a)	75,000	75,825
International Business Machines Corp.
4.15%, 07/27/27 (a)	200,000	199,860
4.50%, 02/06/28 (a)	200,000	200,652
4.00%, 02/03/29 (a)	100,000	99,031
3.50%, 05/15/29	500,000	487,620
4.80%, 02/10/30 (a)	200,000	201,780
1.95%, 05/15/30 (a)	100,000	90,539
4.30%, 02/03/31 (a)	100,000	98,554
Intuit, Inc.
5.13%, 09/15/28 (a)	225,000	228,546
1.65%, 07/15/30 (a)	60,000	53,379
Jabil, Inc.
3.95%, 01/12/28 (a)	75,000	74,300
4.20%, 02/01/29 (a)	70,000	69,133
3.60%, 01/15/30 (a)	100,000	95,996
3.00%, 01/15/31 (a)	80,000	73,707
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	50,000	48,552
2.00%, 12/10/30 (a)	50,000	44,039
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	50,000	47,558
5.35%, 07/30/30 (a)	100,000	102,483
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KLA Corp.
4.10%, 03/15/29 (a)	100,000	99,340
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	50,000	46,967
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	148,779
1.90%, 06/15/30 (a)	90,000	81,635
Leidos, Inc.
4.10%, 03/15/29 (a)	75,000	74,057
4.38%, 05/15/30 (a)	100,000	98,461
2.30%, 02/15/31 (a)	125,000	111,710
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	150,000	144,661
5.75%, 02/15/29 (a)	75,000	77,168
4.75%, 07/15/30 (a)	70,000	70,239
2.95%, 04/15/31 (a)	100,000	92,161
Mastercard, Inc.
4.10%, 01/15/28 (a)	100,000	100,039
4.88%, 03/09/28 (a)	125,000	126,586
2.95%, 06/01/29 (a)	200,000	192,976
3.35%, 03/26/30 (a)	100,000	96,519
1.90%, 03/15/31 (a)	70,000	62,467
Microchip Technology, Inc.
4.90%, 03/15/28	150,000	150,829
5.05%, 03/15/29 (a)	100,000	100,997
5.05%, 02/15/30 (a)	150,000	151,494
Microsoft Corp.
3.40%, 06/15/27 (a)	75,000	74,657
1.35%, 09/15/30 (a)	50,000	44,549
Mobility Global, Inc.
5.05%, 06/15/29 (a)(d)	90,000	90,446
Moody's Corp.
3.25%, 01/15/28 (a)	150,000	147,735
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	150,661
4.60%, 05/23/29 (a)	100,000	100,175
4.85%, 08/15/30 (a)	80,000	80,490
2.30%, 11/15/30 (a)	110,000	99,430
NetApp, Inc.
2.38%, 06/22/27 (a)	100,000	97,995
2.70%, 06/22/30 (a)	80,000	73,805
Nokia OYJ
4.38%, 06/12/27	100,000	99,716
NVIDIA Corp.
1.55%, 06/15/28 (a)	250,000	237,995
2.85%, 04/01/30 (a)	150,000	142,391
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27 (a)	50,000	50,063
4.30%, 08/19/28 (a)	70,000	69,751
4.30%, 06/18/29 (a)	200,000	198,392
3.40%, 05/01/30 (a)	100,000	95,525
2.50%, 05/11/31 (a)	120,000	107,870
Oracle Corp.
3.25%, 11/15/27 (a)	400,000	392,500
2.30%, 03/25/28 (a)	350,000	335,247
4.50%, 05/06/28 (a)	100,000	99,825
4.80%, 08/03/28 (a)	225,000	225,025
4.55%, 02/04/29 (a)	400,000	396,120
4.20%, 09/27/29 (a)	200,000	195,088
6.15%, 11/09/29 (a)	150,000	155,439
2.95%, 04/01/30 (a)	400,000	368,852
4.65%, 05/06/30 (a)	200,000	196,970
3.25%, 05/15/30 (a)	50,000	46,689
4.45%, 09/26/30 (a)	400,000	387,884

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 02/04/31 (a)	500,000	491,755
2.88%, 03/25/31 (a)	400,000	358,400
Paychex, Inc.
5.10%, 04/15/30 (a)	200,000	202,422
PayPal Holdings, Inc.
3.90%, 06/01/27 (a)	100,000	99,788
4.45%, 03/06/28 (a)	100,000	100,140
4.55%, 06/01/28	90,000	90,275
2.85%, 10/01/29 (a)	200,000	189,108
2.30%, 06/01/30 (a)	120,000	109,739
Qorvo, Inc.
4.38%, 10/15/29 (a)	100,000	98,117
QUALCOMM, Inc.
1.30%, 05/20/28 (a)	150,000	141,948
2.15%, 05/20/30 (a)	150,000	137,490
4.50%, 05/20/30 (a)	75,000	75,368
RELX Capital, Inc.
4.00%, 03/18/29 (a)	100,000	98,749
4.75%, 03/27/30 (a)	150,000	150,705
3.00%, 05/22/30 (a)	125,000	117,763
Roper Technologies, Inc.
1.40%, 09/15/27 (a)	100,000	96,289
4.20%, 09/15/28 (a)	100,000	99,254
4.25%, 09/15/28 (a)	70,000	69,591
2.95%, 09/15/29 (a)	100,000	94,799
4.50%, 10/15/29 (a)	75,000	74,462
2.00%, 06/30/30 (a)	70,000	62,717
4.45%, 09/15/30 (a)	70,000	69,021
1.75%, 02/15/31 (a)	125,000	108,446
S&P Global, Inc.
4.75%, 08/01/28 (a)	100,000	100,830
2.95%, 03/01/29 (a)	150,000	144,251
4.25%, 05/01/29 (a)	150,000	149,317
2.50%, 12/01/29 (a)	150,000	140,609
1.25%, 08/15/30 (a)	70,000	61,212
4.25%, 01/15/31 (a)(d)	80,000	78,778
Salesforce, Inc.
4.50%, 03/15/28 (a)	480,000	480,830
3.70%, 04/11/28 (a)	150,000	148,362
1.50%, 07/15/28 (a)	200,000	188,484
4.65%, 03/15/29 (a)	590,000	591,339
ServiceNow, Inc.
4.25%, 05/15/28	100,000	100,010
1.40%, 09/01/30 (a)	170,000	149,313
Synopsys, Inc.
4.65%, 04/01/28 (a)	100,000	100,431
4.85%, 04/01/30 (a)	275,000	276,565
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	100,000	95,229
4.30%, 01/17/29 (a)	80,000	79,270
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	60,000	55,085
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	150,000	144,215
2.75%, 04/01/31 (a)	100,000	91,668
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	100,000	98,469
4.60%, 02/15/28 (a)	100,000	100,711
4.60%, 02/08/29 (a)	100,000	101,126
2.25%, 09/04/29 (a)	100,000	93,730
1.75%, 05/04/30 (a)	75,000	67,833
4.50%, 05/23/30 (a)	150,000	150,664
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	100,297
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	75,000	74,174
4.45%, 03/15/31 (a)	75,000	73,793
Visa, Inc.
0.75%, 08/15/27 (a)	75,000	72,202
2.75%, 09/15/27 (a)	150,000	147,657
3.80%, 02/12/29 (a)	125,000	123,780
2.05%, 04/15/30 (a)	150,000	138,111
4.10%, 02/12/31 (a)	100,000	99,446
1.10%, 02/15/31 (a)	125,000	108,236
VMware LLC
1.80%, 08/15/28 (a)	100,000	94,576
4.70%, 05/15/30 (a)	100,000	100,404
Western Union Co.
4.75%, 06/15/29 (a)	60,000	59,622
2.75%, 03/15/31 (a)	40,000	36,212
Workday, Inc.
3.70%, 04/01/29 (a)	100,000	97,505
Xilinx, Inc.
2.38%, 06/01/30 (a)	90,000	83,281
		39,257,856
Transportation 0.3%
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	54,820	53,830
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	87,675	85,065
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	113,500	110,492
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	75,000	74,386
Canadian National Railway Co.
6.90%, 07/15/28	75,000	78,918
4.35%, 05/12/29 (a)	40,000	39,922
4.20%, 03/12/31 (a)	40,000	39,322
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	100,000	99,273
4.00%, 03/15/29 (a)	80,000	79,082
2.05%, 03/05/30 (a)	100,000	91,455
4.80%, 03/30/30 (a)	100,000	100,919
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	100,000	99,302
CSX Corp.
3.25%, 06/01/27 (a)	250,000	247,712
3.80%, 03/01/28 (a)	150,000	148,866
2.40%, 02/15/30 (a)	75,000	69,697
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	67,113	65,054
Delta Air Lines, Inc.
4.95%, 07/10/28 (a)	130,000	130,727
3.75%, 10/28/29 (a)	150,000	145,122
5.25%, 07/10/30 (a)	130,000	131,524
FedEx Corp.
3.40%, 02/15/28 (a)	150,000	147,828
3.10%, 08/05/29 (a)	130,000	124,592
4.25%, 05/15/30 (a)	60,000	59,448
2.40%, 05/15/31 (a)	120,000	107,801
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29 (a)(d)	150,000	148,143
4.65%, 03/15/31 (a)(d)	140,000	137,893
GXO Logistics, Inc.
6.25%, 05/06/29 (a)	100,000	103,473
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	100,000	100,837

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	99,501
Norfolk Southern Corp.
3.80%, 08/01/28 (a)	100,000	98,923
2.55%, 11/01/29 (a)	75,000	70,522
5.05%, 08/01/30 (a)	80,000	81,452
2.30%, 05/15/31 (a)	60,000	53,856
Ryder System, Inc.
5.25%, 06/01/28 (a)	100,000	101,506
5.38%, 03/15/29 (a)	100,000	102,247
4.95%, 09/01/29 (a)	100,000	101,155
4.90%, 12/01/29 (a)	100,000	100,940
4.85%, 06/15/30 (a)	40,000	40,334
4.30%, 12/01/30 (a)	75,000	73,842
Southwest Airlines Co.
5.13%, 06/15/27 (a)	350,000	352,107
4.38%, 11/15/28 (a)	100,000	99,373
2.63%, 02/10/30 (a)	75,000	69,388
Union Pacific Corp.
3.95%, 09/10/28 (a)	100,000	99,367
6.63%, 02/01/29	100,000	105,947
3.70%, 03/01/29 (a)	125,000	123,079
2.38%, 05/20/31 (a)	120,000	108,726
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	41,362	40,250
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	62,090	59,862
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	155,577	157,600
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	150,000	147,828
3.40%, 03/15/29 (a)	100,000	97,596
2.50%, 09/01/29 (a)	100,000	94,367
4.45%, 04/01/30 (a)	100,000	100,403
4.65%, 10/15/30 (a)	70,000	70,637
		5,471,491
		208,786,387

Utility 1.8%
Electric 1.6%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	99,007
5.45%, 05/15/29 (a)	150,000	153,619
2.10%, 07/01/30 (a)	70,000	63,550
AES Corp.
5.45%, 06/01/28 (a)	150,000	151,642
2.45%, 01/15/31 (a)	130,000	116,506
Alabama Power Co.
3.75%, 09/01/27 (a)	150,000	149,346
1.45%, 09/15/30 (a)	70,000	61,704
4.30%, 03/15/31 (a)	70,000	69,136
Alliant Energy Corp.
5.75%, 04/01/56 (a)(b)	100,000	98,839
Ameren Corp.
1.75%, 03/15/28 (a)	75,000	71,559
5.00%, 01/15/29 (a)	100,000	101,164
3.50%, 01/15/31 (a)	110,000	104,389
Ameren Illinois Co.
3.80%, 05/15/28 (a)	100,000	99,112
1.55%, 11/15/30 (a)	40,000	35,229
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	100,000	98,414
4.30%, 12/01/28 (a)	100,000	99,827
5.20%, 01/15/29 (a)	150,000	152,637
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.05%, 12/15/54 (a)(b)	100,000	103,935
5.80%, 03/15/56 (a)(b)	200,000	199,232
Appalachian Power Co.
2.70%, 04/01/31 (a)	50,000	45,629
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	94,175
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	40,000	35,949
Avangrid, Inc.
3.80%, 06/01/29 (a)	100,000	97,521
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	100,000	98,250
3.70%, 07/15/30 (a)	140,000	135,827
1.65%, 05/15/31 (a)	60,000	52,037
Black Hills Corp.
5.95%, 03/15/28 (a)	75,000	76,734
3.05%, 10/15/29 (a)	75,000	71,246
2.50%, 06/15/30 (a)	50,000	45,788
4.55%, 01/31/31 (a)	60,000	59,351
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	100,000	101,904
4.80%, 03/15/30 (a)	100,000	101,062
2.35%, 04/01/31 (a)	75,000	67,574
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	100,000	102,368
7.00%, 02/15/55 (a)(b)	50,000	51,902
6.70%, 05/15/55 (a)(b)	100,000	103,055
5.95%, 04/01/56 (a)(b)	75,000	74,912
CMS Energy Corp.
3.45%, 08/15/27 (a)	50,000	49,420
4.75%, 06/01/50 (a)(b)	60,000	59,060
3.75%, 12/01/50 (a)(b)	50,000	45,952
Commonwealth Edison Co.
3.70%, 08/15/28 (a)	150,000	148,147
2.20%, 03/01/30 (a)	100,000	92,098
Connecticut Light & Power Co.
4.95%, 01/15/30 (a)	100,000	101,482
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (a)	100,000	99,054
4.00%, 12/01/28 (a)	75,000	74,408
3.35%, 04/01/30 (a)	100,000	95,917
Constellation Energy Generation LLC
3.90%, 01/08/28	130,000	128,986
5.60%, 03/01/28 (a)	125,000	127,336
4.63%, 02/01/29 (a)(d)	90,000	89,575
4.55%, 06/01/29 (a)	100,000	99,831
4.40%, 01/15/31 (a)	100,000	98,668
3.75%, 03/01/31 (a)(d)	100,000	95,452
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	75,471
3.80%, 11/15/28 (a)	50,000	49,347
4.90%, 02/15/29 (a)	75,000	75,904
4.60%, 05/30/29 (a)	100,000	100,557
4.70%, 01/15/30 (a)	100,000	100,632
4.50%, 01/15/31 (a)	70,000	69,774
Dayton Power & Light Co.
4.55%, 08/15/30 (a)	50,000	49,411
Dominion Energy, Inc.
4.60%, 05/15/28 (a)	100,000	100,281
4.25%, 06/01/28 (a)	100,000	99,731
3.38%, 04/01/30 (a)	150,000	143,622
5.00%, 06/15/30 (a)	110,000	111,518
6.88%, 02/01/55 (a)(b)	250,000	259,442
6.00%, 02/15/56 (a)(b)	200,000	201,298

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	96,070
2.25%, 03/01/30 (a)	100,000	92,425
2.63%, 03/01/31 (a)	80,000	73,395
DTE Energy Co.
4.88%, 06/01/28 (a)	150,000	151,206
5.10%, 03/01/29 (a)	200,000	202,926
3.40%, 06/15/29 (a)	100,000	96,609
5.20%, 04/01/30 (a)	150,000	152,605
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	100,000	99,174
2.45%, 08/15/29 (a)	100,000	94,185
4.85%, 03/15/30 (a)	100,000	101,250
2.55%, 04/15/31 (a)	75,000	68,402
Duke Energy Corp.
5.00%, 12/08/27 (a)	150,000	151,501
4.30%, 03/15/28 (a)	150,000	149,818
4.85%, 01/05/29 (a)	125,000	126,095
3.40%, 06/15/29 (a)	100,000	96,904
2.45%, 06/01/30 (a)	100,000	92,262
Duke Energy Florida LLC
2.50%, 12/01/29 (a)	100,000	93,732
1.75%, 06/15/30 (a)	60,000	53,906
4.20%, 12/01/30 (a)	75,000	74,000
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	73,700
2.13%, 06/01/30 (a)	50,000	45,573
Duke Energy Progress LLC
3.45%, 03/15/29 (a)	75,000	73,244
Edison International
5.75%, 06/15/27 (a)	150,000	151,143
4.13%, 03/15/28 (a)	100,000	98,611
5.00%, 05/05/28	70,000	70,158
5.25%, 11/15/28 (a)	100,000	100,542
6.95%, 11/15/29 (a)	75,000	78,733
6.25%, 03/15/30 (a)	100,000	103,174
4.80%, 03/15/31 (a)	75,000	73,094
Emera U.S. Finance LLC
4.50%, 04/01/29 (a)	60,000	59,755
Enel Chile SA
4.88%, 06/12/28 (a)	150,000	150,661
Entergy Corp.
1.90%, 06/15/28 (a)	100,000	94,983
2.80%, 06/15/30 (a)	70,000	65,346
7.13%, 12/01/54 (a)(b)	150,000	155,706
Entergy Louisiana LLC
3.25%, 04/01/28 (a)	100,000	98,283
1.60%, 12/15/30 (a)	75,000	65,888
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	150,000	145,828
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	70,000	61,244
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	50,000	45,869
Evergy, Inc.
4.25%, 03/15/29 (a)	50,000	49,546
2.90%, 09/15/29 (a)	100,000	94,904
6.65%, 06/01/55 (a)(b)	70,000	71,487
Eversource Energy
4.60%, 07/01/27 (a)	100,000	100,246
3.30%, 01/15/28 (a)	150,000	147,135
5.45%, 03/01/28 (a)	225,000	228,287
5.95%, 02/01/29 (a)	125,000	129,039
4.25%, 04/01/29 (a)	50,000	49,606
1.65%, 08/15/30 (a)	70,000	61,788
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 12/15/30 (a)	75,000	73,850
2.55%, 03/15/31 (a)	40,000	36,073
5.85%, 04/15/31 (a)	100,000	104,179
Exelon Corp.
5.15%, 03/15/28 (a)	100,000	101,206
5.15%, 03/15/29 (a)	100,000	101,641
4.05%, 04/15/30 (a)	150,000	146,788
5.13%, 03/15/31 (a)	70,000	71,185
FirstEnergy Corp.
3.90%, 07/15/27 (a)(g)	200,000	198,824
2.65%, 03/01/30 (a)	100,000	92,690
2.25%, 09/01/30 (a)	50,000	45,063
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28 (d)	40,000	39,805
4.55%, 03/15/31 (a)(d)	80,000	79,405
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	50,000	49,838
Florida Power & Light Co.
5.05%, 04/01/28 (a)	150,000	152,239
4.40%, 05/15/28 (a)	100,000	100,361
5.15%, 06/15/29 (a)	100,000	102,187
4.63%, 05/15/30 (a)	50,000	50,316
Georgia Power Co.
4.65%, 05/16/28 (a)	100,000	100,606
4.00%, 10/01/28 (a)	100,000	99,328
4.60%, 06/15/29 (a)	80,000	80,477
2.65%, 09/15/29 (a)	100,000	94,590
4.55%, 03/15/30 (a)	100,000	100,104
4.85%, 03/15/31 (a)	100,000	101,076
Hydro One, Inc.
4.75%, 05/30/31 (a)	140,000	140,626
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	99,098
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	100,000	99,214
3.60%, 04/01/29 (a)	100,000	97,773
2.30%, 06/01/30 (a)	50,000	45,794
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	100,000	97,005
ITC Holdings Corp.
3.35%, 11/15/27 (a)	150,000	147,862
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)(d)	50,000	49,469
4.60%, 01/15/30 (a)(d)	50,000	49,919
4.40%, 01/15/31 (a)(d)	70,000	68,932
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	100,000	98,063
Monongahela Power Co.
4.45%, 08/15/29 (a)(d)	40,000	39,931
National Grid PLC
5.60%, 06/12/28 (a)	150,000	153,139
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/27 (a)	100,000	100,025
3.95%, 12/10/27	100,000	99,553
3.40%, 02/07/28 (a)	125,000	123,159
4.75%, 02/07/28 (a)	100,000	100,618
4.80%, 03/15/28 (a)	100,000	100,783
4.15%, 08/25/28 (a)	90,000	89,508
5.05%, 09/15/28 (a)	75,000	76,014
4.85%, 02/07/29 (a)	125,000	126,214
3.70%, 03/15/29 (a)	75,000	73,594
4.40%, 05/11/29 (a)	60,000	59,987
4.95%, 02/07/30 (a)	75,000	76,061
2.40%, 03/15/30 (a)	100,000	92,577
4.30%, 12/10/30 (a)	100,000	98,704

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.35%, 03/15/31 (a)	50,000	42,975
7.13%, 09/15/53 (a)(b)	100,000	103,908
Nevada Power Co.
3.70%, 05/01/29 (a)	200,000	196,130
2.40%, 05/01/30 (a)	50,000	46,167
6.25%, 05/15/55 (a)(b)	50,000	50,308
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/27 (a)	100,000	100,393
4.69%, 09/01/27	270,000	271,277
4.85%, 02/04/28	100,000	100,888
4.90%, 02/28/28 (a)	200,000	201,560
1.90%, 06/15/28 (a)	225,000	214,117
4.90%, 03/15/29 (a)	200,000	202,398
3.50%, 04/01/29 (a)	75,000	73,100
2.75%, 11/01/29 (a)	125,000	118,441
5.00%, 02/28/30 (a)(e)	150,000	152,091
5.05%, 03/15/30 (a)	100,000	101,582
2.25%, 06/01/30 (a)	230,000	210,018
4.40%, 03/01/31 (a)	100,000	98,902
6.70%, 09/01/54 (a)(b)	100,000	103,061
6.38%, 08/15/55 (a)(b)	200,000	204,738
4.80%, 12/01/77 (a)(b)	100,000	98,716
5.65%, 05/01/79 (a)(b)	75,000	75,021
Northern States Power Co.
2.25%, 04/01/31 (a)	75,000	67,625
NSTAR Electric Co.
4.85%, 03/01/30 (a)	100,000	100,941
3.95%, 04/01/30 (a)	75,000	73,394
4.65%, 05/15/31 (a)	50,000	49,875
OGE Energy Corp.
5.45%, 05/15/29 (a)	75,000	76,630
Ohio Power Co.
2.60%, 04/01/30 (a)	50,000	46,438
1.63%, 01/15/31 (a)	50,000	43,644
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	100,000	95,356
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	100,000	98,558
5.75%, 03/15/29 (a)	75,000	77,363
4.65%, 11/01/29 (a)	75,000	75,424
2.75%, 05/15/30 (a)	100,000	93,578
4.50%, 03/15/31 (a)(d)	100,000	99,224
Pacific Gas & Electric Co.
5.45%, 06/15/27 (a)	100,000	101,050
2.10%, 08/01/27 (a)	150,000	145,867
3.30%, 12/01/27 (a)	150,000	147,352
5.00%, 06/04/28 (a)	50,000	50,359
3.00%, 06/15/28 (a)	100,000	96,926
3.75%, 07/01/28	100,000	98,238
4.65%, 08/01/28 (a)	100,000	99,920
6.10%, 01/15/29 (a)	150,000	154,783
4.20%, 03/01/29 (a)	50,000	49,306
5.55%, 05/15/29 (a)	125,000	127,870
4.55%, 07/01/30 (a)	450,000	444,100
2.50%, 02/01/31 (a)	275,000	247,032
PacifiCorp
5.10%, 02/15/29 (a)	75,000	75,868
4.65%, 04/15/29 (a)	40,000	39,966
3.50%, 06/15/29 (a)	50,000	48,234
2.70%, 09/15/30 (a)	50,000	45,912
5.30%, 02/15/31 (a)	100,000	101,768
5.10%, 04/15/31 (a)	75,000	75,774
Pinnacle West Capital Corp.
5.15%, 05/15/30 (a)	100,000	101,457
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	60,000	58,759
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Progress Energy, Inc.
7.75%, 03/01/31	100,000	112,331
Public Service Co. of Colorado
4.15%, 03/13/29 (a)	100,000	99,310
1.90%, 01/15/31 (a)	50,000	44,274
Public Service Co. of New Hampshire
4.40%, 07/01/28	40,000	40,074
Public Service Electric & Gas Co.
3.70%, 05/01/28 (a)	75,000	74,335
3.20%, 05/15/29 (a)	100,000	97,006
4.20%, 01/01/31 (a)	70,000	68,975
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	100,000	102,101
5.88%, 10/15/28 (a)	100,000	102,864
5.20%, 04/01/29 (a)	100,000	101,710
4.90%, 03/15/30 (a)	100,000	100,981
1.60%, 08/15/30 (a)	60,000	52,997
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	95,651
4.10%, 06/15/30 (a)	70,000	67,974
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	100,000	101,090
1.70%, 10/01/30 (a)	100,000	88,762
Sierra Pacific Power Co.
6.20%, 12/15/55 (a)(b)	50,000	49,517
Southern California Edison Co.
4.70%, 06/01/27 (a)	150,000	150,379
5.85%, 11/01/27 (a)	75,000	76,263
3.65%, 03/01/28 (a)	50,000	49,167
5.30%, 03/01/28 (a)	125,000	126,397
5.65%, 10/01/28 (a)	100,000	102,167
4.20%, 03/01/29 (a)	75,000	74,093
5.15%, 06/01/29 (a)	150,000	151,546
2.85%, 08/01/29 (a)	100,000	94,421
5.25%, 03/15/30 (a)	100,000	101,271
2.25%, 06/01/30 (a)	60,000	54,310
Southern Co.
5.11%, 08/01/27 (g)	100,000	100,837
4.85%, 06/15/28 (a)	100,000	100,812
5.50%, 03/15/29 (a)	150,000	153,847
3.70%, 04/30/30 (a)	150,000	145,276
Southern Power Co.
4.25%, 10/01/30 (a)	80,000	78,990
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	100,000	99,052
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	100,000	102,506
Tampa Electric Co.
4.90%, 03/01/29 (a)	75,000	75,786
2.40%, 03/15/31 (a)	50,000	45,163
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	30,000	26,459
Union Electric Co.
3.50%, 03/15/29 (a)	75,000	73,259
2.95%, 03/15/30 (a)	100,000	94,647
Virginia Electric & Power Co.
3.80%, 04/01/28 (a)	100,000	99,054
2.88%, 07/15/29 (a)	75,000	71,772
Vistra Operations Co. LLC
4.55%, 10/30/28 (d)	75,000	74,690
5.00%, 04/30/31 (a)(d)	125,000	124,331
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	50,000	50,471
1.38%, 10/15/27 (a)	150,000	144,180
4.75%, 01/15/28 (a)	100,000	100,558

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 12/15/28 (a)	75,000	71,048
1.80%, 10/15/30 (a)	40,000	35,616
Wisconsin Electric Power Co.
5.00%, 05/15/29 (a)	50,000	50,831
4.15%, 10/15/30 (a)	70,000	68,935
Wisconsin Public Service Corp.
4.25%, 01/15/31 (a)	40,000	39,515
Xcel Energy, Inc.
4.00%, 06/15/28 (a)	100,000	99,290
2.60%, 12/01/29 (a)	75,000	70,125
3.40%, 06/01/30 (a)	70,000	66,757
		26,340,151
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	75,000	74,155
2.63%, 09/15/29 (a)	100,000	94,614
1.50%, 01/15/31 (a)	70,000	61,221
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	203,208
1.75%, 10/01/30 (a)	60,000	53,381
NiSource, Inc.
5.25%, 03/30/28 (a)	150,000	152,137
5.20%, 07/01/29 (a)	100,000	101,736
2.95%, 09/01/29 (a)	100,000	95,132
3.60%, 05/01/30 (a)	100,000	96,290
1.70%, 02/15/31 (a)	75,000	65,534
4.75%, 05/18/31 (a)	70,000	70,007
6.95%, 11/30/54 (a)(b)	75,000	77,864
ONE Gas, Inc.
5.10%, 04/01/29 (a)	75,000	76,286
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	75,000	72,871
2.50%, 03/15/31 (a)	40,000	36,264
Sempra
3.25%, 06/15/27 (a)	100,000	98,876
3.40%, 02/01/28 (a)	150,000	147,333
3.70%, 04/01/29 (a)	75,000	73,305
6.88%, 10/01/54 (a)(b)	150,000	153,288
6.63%, 04/01/55 (a)(b)	50,000	50,477
6.38%, 04/01/56 (a)(b)	100,000	101,046
Southern California Gas Co.
2.55%, 02/01/30 (a)	100,000	93,633
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	60,000	59,603
1.75%, 01/15/31 (a)	60,000	52,919
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	101,562
3.70%, 04/01/28 (a)	50,000	49,294
2.20%, 06/15/30 (a)	50,000	45,395
		2,357,431
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	98,525
3.75%, 09/01/28 (a)	100,000	98,690
2.80%, 05/01/30 (a)	100,000	93,792
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	50,000	50,214
3.57%, 05/01/29 (a)	75,000	72,868
2.70%, 04/15/30 (a)	50,000	46,485
2.40%, 05/01/31 (a)	50,000	44,795
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Utilities PLC
6.88%, 08/15/28	75,000	78,544
		583,913
		29,281,495
Total Corporates (Cost $402,640,279)		404,485,678

TREASURIES 68.4% OF NET ASSETS
U.S. Treasury Bonds
6.38%, 08/15/27	749,800	771,767
6.13%, 11/15/27	1,100,000	1,133,752
5.50%, 08/15/28	800,000	825,125
5.25%, 11/15/28	1,300,000	1,337,121
5.25%, 02/15/29	700,000	723,598
6.13%, 08/15/29	500,000	530,723
6.25%, 05/15/30	1,000,000	1,077,734
5.38%, 02/15/31	1,300,000	1,369,469
U.S. Treasury Notes
4.63%, 06/15/27	6,500,000	6,547,607
3.25%, 06/30/27	6,650,000	6,604,021
3.75%, 06/30/27	9,700,000	9,683,896
4.38%, 07/15/27	8,100,000	8,140,184
0.38%, 07/31/27	5,899,800	5,662,771
2.75%, 07/31/27	6,500,000	6,413,037
3.88%, 07/31/27	9,750,000	9,743,145
2.25%, 08/15/27	5,750,000	5,637,358
3.75%, 08/15/27	7,900,000	7,883,182
0.50%, 08/31/27	4,900,000	4,696,631
3.13%, 08/31/27	6,100,000	6,039,834
3.63%, 08/31/27	9,400,000	9,364,016
3.38%, 09/15/27	8,000,000	7,943,906
0.38%, 09/30/27	6,750,000	6,440,845
3.50%, 09/30/27	10,200,000	10,141,629
4.13%, 09/30/27	6,100,000	6,114,059
3.88%, 10/15/27	8,200,000	8,191,512
0.50%, 10/31/27	6,300,000	6,002,965
3.50%, 10/31/27	10,050,000	9,986,402
4.13%, 10/31/27	5,900,000	5,912,906
2.25%, 11/15/27	6,000,000	5,855,508
4.13%, 11/15/27	8,150,000	8,167,191
0.63%, 11/30/27	6,700,000	6,376,516
3.38%, 11/30/27	10,375,000	10,286,650
3.88%, 11/30/27	6,150,000	6,141,352
4.00%, 12/15/27	8,020,000	8,023,289
0.63%, 12/31/27	7,750,000	7,354,478
3.38%, 12/31/27	12,900,000	12,780,322
3.88%, 12/31/27	5,725,000	5,715,607
4.25%, 01/15/28	8,150,000	8,182,791
0.75%, 01/31/28	8,400,000	7,964,906
3.50%, 01/31/28	15,700,000	15,577,037
2.75%, 02/15/28	8,150,000	7,984,294
4.25%, 02/15/28	7,650,000	7,682,722
1.13%, 02/29/28	8,100,000	7,711,295
3.38%, 02/29/28	9,825,000	9,725,023
4.00%, 02/29/28	5,250,000	5,251,128
3.88%, 03/15/28	7,500,000	7,485,205
1.25%, 03/31/28	7,350,000	6,996,425
3.63%, 03/31/28	5,200,000	5,166,281
3.88%, 03/31/28	11,140,000	11,116,502
3.75%, 04/15/28	7,800,000	7,765,418
1.25%, 04/30/28	8,150,000	7,740,431
3.50%, 04/30/28	5,300,000	5,251,348
3.75%, 04/30/28	10,450,000	10,402,444
2.88%, 05/15/28	8,100,000	7,929,615
3.75%, 05/15/28	7,650,000	7,613,991
1.25%, 05/31/28	8,100,000	7,675,541
3.63%, 05/31/28	5,375,000	5,336,157

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 05/31/28	7,200,000	7,200,844
3.88%, 06/15/28	7,800,000	7,779,891
1.25%, 06/30/28	7,500,000	7,091,309
4.00%, 06/30/28	5,700,000	5,699,109
3.88%, 07/15/28	7,700,000	7,678,043
1.00%, 07/31/28	8,275,000	7,762,661
4.13%, 07/31/28	5,700,000	5,713,137
2.88%, 08/15/28	8,350,000	8,150,383
3.63%, 08/15/28	8,850,000	8,777,748
1.13%, 08/31/28	8,180,000	7,676,099
4.38%, 08/31/28	6,225,000	6,271,931
3.38%, 09/15/28	8,150,000	8,035,391
1.25%, 09/30/28	8,600,000	8,073,250
4.63%, 09/30/28	6,800,000	6,890,312
3.50%, 10/15/28	7,950,000	7,854,973
1.38%, 10/31/28	7,600,000	7,139,250
4.88%, 10/31/28	7,250,000	7,388,770
3.13%, 11/15/28	8,000,000	7,832,188
3.50%, 11/15/28	8,575,000	8,468,482
1.50%, 11/30/28	7,600,000	7,146,375
4.38%, 11/30/28	7,800,000	7,863,070
3.50%, 12/15/28	8,050,000	7,946,545
1.38%, 12/31/28	7,650,000	7,155,439
3.75%, 12/31/28	8,775,000	8,713,301
3.50%, 01/15/29	8,300,000	8,189,117
1.75%, 01/31/29	7,200,000	6,786,281
4.00%, 01/31/29	9,100,000	9,089,691
2.63%, 02/15/29	8,150,000	7,854,244
3.50%, 02/15/29	7,660,000	7,554,077
1.88%, 02/28/29	6,500,000	6,136,660
4.25%, 02/28/29	8,600,000	8,645,016
3.50%, 03/15/29	7,250,000	7,147,764
2.38%, 03/31/29	5,750,000	5,495,518
4.13%, 03/31/29	8,900,000	8,918,078
3.88%, 04/15/29	10,084,000	10,037,913
2.88%, 04/30/29	5,900,000	5,711,477
4.63%, 04/30/29	9,750,000	9,901,582
2.38%, 05/15/29	6,800,000	6,487,891
3.88%, 05/15/29	4,700,000	4,678,152
2.75%, 05/31/29	5,600,000	5,396,344
4.50%, 05/31/29	9,200,000	9,313,922
3.25%, 06/30/29	5,500,000	5,373,027
4.25%, 06/30/29	9,300,000	9,350,496
2.63%, 07/31/29	5,500,000	5,267,324
4.00%, 07/31/29	9,400,000	9,382,375
1.63%, 08/15/29	6,100,000	5,660,133
3.13%, 08/31/29	5,200,000	5,051,516
3.63%, 08/31/29	9,575,000	9,445,214
3.50%, 09/30/29	9,600,000	9,429,375
3.88%, 09/30/29	4,801,000	4,771,556
4.00%, 10/31/29	5,051,000	5,038,767
4.13%, 10/31/29	9,400,000	9,412,852
1.75%, 11/15/29	4,650,000	4,306,154
3.88%, 11/30/29	4,500,000	4,469,766
4.13%, 11/30/29	9,575,000	9,588,465
3.88%, 12/31/29	4,900,000	4,865,738
4.38%, 12/31/29	9,475,000	9,565,309
3.50%, 01/31/30	4,800,000	4,703,625
4.25%, 01/31/30	9,575,000	9,625,119
1.50%, 02/15/30	7,800,000	7,113,539
4.00%, 02/28/30	14,800,000	14,751,437
3.63%, 03/31/30	4,800,000	4,720,687
4.00%, 03/31/30	9,400,000	9,368,422
3.50%, 04/30/30	4,750,000	4,647,393
3.88%, 04/30/30	9,455,000	9,377,809
0.63%, 05/15/30	10,800,000	9,441,984
3.75%, 05/31/30	4,500,000	4,441,816
4.00%, 05/31/30	9,550,000	9,513,441
3.75%, 06/30/30	4,700,000	4,636,660
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 06/30/30	9,825,000	9,739,031
3.88%, 07/31/30	9,575,000	9,489,349
4.00%, 07/31/30	4,600,000	4,580,773
0.63%, 08/15/30	14,250,000	12,347,959
3.63%, 08/31/30	9,825,000	9,636,943
4.13%, 08/31/30	4,900,000	4,900,191
3.63%, 09/30/30	10,150,000	9,953,344
4.63%, 09/30/30	5,100,000	5,201,402
3.63%, 10/31/30	9,700,000	9,506,758
4.88%, 10/31/30	5,250,000	5,407,295
0.88%, 11/15/30	15,175,000	13,188,616
3.50%, 11/30/30	10,050,000	9,794,824
4.38%, 11/30/30	5,450,000	5,504,926
3.63%, 12/31/30	9,800,000	9,595,195
3.75%, 12/31/30	5,700,000	5,610,270
3.75%, 01/31/31	9,700,000	9,544,648
4.00%, 01/31/31	5,500,000	5,468,848
1.13%, 02/15/31	14,700,000	12,834,363
3.50%, 02/28/31	9,930,000	9,663,907
4.25%, 02/28/31	5,900,000	5,928,809
3.88%, 03/31/31	9,842,000	9,731,662
4.13%, 03/31/31	6,300,000	6,295,324
3.88%, 04/30/31	8,900,000	8,798,137
4.63%, 04/30/31	6,600,000	6,739,477
1.63%, 05/15/31	14,500,000	12,875,547
4.13%, 05/31/31	10,000,000	9,995,312
4.63%, 05/31/31	6,000,000	6,126,797
Total Treasuries (Cost $1,128,655,311)		1,125,610,596

GOVERNMENT RELATED 6.2% OF NET ASSETS

Agency 2.2%
Foreign 1.2%
Austria 0.1%
Oesterreichische Kontrollbank AG
4.25%, 03/01/28	250,000	250,752
4.00%, 05/28/28	200,000	199,774
4.13%, 01/18/29 (e)	200,000	200,236
4.13%, 05/29/29	170,000	170,163
3.75%, 09/05/29	250,000	247,170
4.50%, 01/24/30	200,000	202,346
3.75%, 09/10/30	200,000	196,846
3.75%, 01/15/31	210,000	206,357
		1,673,644
Canada 0.1%
CI Financial Corp.
3.20%, 12/17/30 (a)	100,000	90,330
Export Development Canada
3.75%, 09/07/27	250,000	249,180
3.88%, 02/14/28	500,000	498,705
4.13%, 02/13/29	500,000	500,715
4.00%, 06/20/30	250,000	248,668
		1,587,598
Germany 0.5%
Kreditanstalt fuer Wiederaufbau
4.00%, 06/28/27 (h)	390,000	390,328
3.50%, 08/27/27 (h)	300,000	298,317
3.75%, 02/15/28 (h)	500,000	497,980
2.88%, 04/03/28 (h)	450,000	441,058
3.88%, 05/15/28 (h)	450,000	448,866
3.88%, 06/15/28 (h)	500,000	498,705

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 08/09/28 (h)	390,000	385,730
4.00%, 03/15/29 (h)	1,000,000	998,670
3.50%, 05/15/29 (h)	500,000	492,300
1.75%, 09/14/29 (h)	300,000	278,772
4.63%, 03/18/30 (h)	400,000	407,248
3.75%, 07/15/30 (h)	650,000	641,186
0.75%, 09/30/30 (h)	230,000	199,603
4.75%, 10/29/30 (h)	290,000	297,218
3.75%, 03/14/31 (h)	700,000	688,205
Landwirtschaftliche Rentenbank
3.88%, 09/28/27 (h)	200,000	199,700
2.50%, 11/15/27 (h)	200,000	195,714
3.88%, 06/14/28 (e)(h)	200,000	199,376
4.63%, 04/17/29 (h)	100,000	101,482
4.13%, 05/28/30 (h)	300,000	299,859
0.88%, 09/03/30 (h)	170,000	148,617
3.63%, 10/08/30 (h)	200,000	195,918
		8,304,852
Japan 0.2%
Japan Bank for International Cooperation
2.88%, 06/01/27 (e)	400,000	395,212
2.88%, 07/21/27	250,000	246,510
4.63%, 07/22/27	200,000	201,034
2.75%, 11/16/27	250,000	244,970
4.63%, 07/19/28	250,000	252,105
3.25%, 07/20/28	200,000	196,148
3.50%, 10/31/28	200,000	196,752
2.13%, 02/16/29	200,000	189,298
2.00%, 10/17/29	200,000	185,738
1.25%, 01/21/31	200,000	174,454
1.88%, 04/15/31	400,000	357,284
Japan International Cooperation Agency
4.00%, 05/23/28	250,000	249,097
4.75%, 05/21/29	200,000	202,692
4.25%, 05/22/30	200,000	199,458
4.38%, 05/28/31	200,000	200,548
		3,491,300
Norway 0.0%
Equinor ASA
4.25%, 06/02/28 (a)	100,000	100,130
3.63%, 09/10/28 (a)	250,000	247,255
3.13%, 04/06/30 (a)	250,000	238,768
2.38%, 05/22/30 (a)	100,000	92,529
4.50%, 09/03/30 (a)	150,000	150,054
		828,736
Republic of Korea 0.2%
Export-Import Bank of Korea
5.00%, 01/11/28	200,000	202,444
4.63%, 01/14/28	200,000	201,334
5.13%, 09/18/28	200,000	204,002
4.50%, 01/11/29	200,000	201,582
4.88%, 01/14/30	200,000	203,794
3.75%, 09/22/30	200,000	195,464
3.88%, 01/13/31	500,000	490,680
Korea Development Bank
4.63%, 02/03/28	200,000	201,478
4.38%, 02/15/28	200,000	200,666
4.50%, 02/15/29	200,000	201,684
4.88%, 02/03/30	200,000	203,768
3.75%, 09/16/30	200,000	195,540
4.00%, 01/28/31	200,000	197,366
		2,899,802
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sweden 0.1%
Svensk Exportkredit AB
3.75%, 09/13/27	200,000	199,206
3.75%, 05/08/28	250,000	248,460
4.13%, 06/14/28	200,000	200,140
4.25%, 02/01/29	200,000	200,634
3.75%, 07/29/30	200,000	196,616
4.88%, 10/04/30	200,000	205,216
		1,250,272
		20,036,204
U.S. 1.0%
Federal Farm Credit Banks Funding Corp.
4.13%, 03/20/29	500,000	500,655
4.75%, 04/30/29	500,000	508,755
Federal Home Loan Banks
1.25%, 12/21/26	3,000,000	2,958,540
4.75%, 04/09/27	2,000,000	2,015,440
4.00%, 06/30/28	2,000,000	1,999,380
3.25%, 11/16/28	1,000,000	984,080
4.13%, 06/14/30	1,000,000	1,000,690
Federal National Mortgage Association
0.75%, 10/08/27	3,000,000	2,875,800
7.25%, 05/15/30	1,000,000	1,113,400
0.88%, 08/05/30	1,964,000	1,722,487
		15,679,227
		35,715,431

Local Authority 0.6%
Foreign 0.5%
Canada 0.5%
Hydro-Quebec
8.50%, 12/01/29	500,000	566,150
Province of Alberta
3.30%, 03/15/28	150,000	147,983
4.50%, 06/26/29	250,000	252,492
1.30%, 07/22/30	275,000	244,794
Province of British Columbia
4.70%, 01/24/28	500,000	504,830
4.80%, 11/15/28	300,000	304,557
4.90%, 04/24/29	400,000	407,972
3.90%, 08/27/30 (e)	400,000	394,736
1.30%, 01/29/31	200,000	175,052
4.05%, 04/23/31	700,000	692,545
Province of Manitoba
1.50%, 10/25/28	150,000	140,945
Province of Ontario
4.20%, 01/18/29	400,000	400,624
3.80%, 01/29/29	500,000	495,800
3.70%, 09/17/29	300,000	295,635
2.00%, 10/02/29	175,000	163,229
4.70%, 01/15/30	400,000	406,620
3.90%, 09/04/30	400,000	394,948
1.13%, 10/07/30	150,000	131,649
1.60%, 02/25/31	200,000	177,438
4.05%, 04/16/31	300,000	297,216
Province of Quebec
4.50%, 04/03/29	600,000	605,646
7.50%, 09/15/29	100,000	109,964
1.35%, 05/28/30	200,000	179,008
3.88%, 01/14/31 (e)	1,000,000	983,680

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of Saskatchewan
3.25%, 06/08/27	225,000	223,308
4.65%, 01/28/30	100,000	101,297
		8,798,118
U.S. 0.1%
Commonwealth of Massachusetts
4.91%, 05/01/29	60,000	60,427
RB Series 2022 A
3.77%, 07/15/29	50,000	49,512
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	160,000	166,629
Oregon School Boards Association
5.68%, 06/30/28	74,754	75,644
Port Authority of New York & New Jersey
RB 2009 BAB
6.04%, 12/01/29	100,000	105,650
State Board of Administration Finance Corp.
Series A
1.71%, 07/01/27	100,000	97,490
Series A
2.15%, 07/01/30	150,000	137,082
State of California
2.50%, 10/01/29	100,000	94,676
4.88%, 09/01/30	50,000	51,189
GO Bonds Series 2021A
1.70%, 02/01/28	125,000	120,256
GO Bonds Series 2024
5.13%, 09/01/29	150,000	154,102
GO Bonds Series A
3.05%, 04/01/29	50,000	48,470
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	82,784	84,230
State of Wisconsin
3.15%, 05/01/27	100,000	99,309
State Public School Building Authority
RB Series A
5.00%, 09/15/27	19,000	19,155
Texas Department of Transportation State Highway Fund
RB (Build America Bonds) Series B
5.18%, 04/01/30	150,000	151,985
University of California
RB Series 2019 BD
3.35%, 07/01/29	100,000	97,655
RB Series 2020 BG
1.32%, 05/15/27 (a)	150,000	146,416
RB Series BG
1.61%, 05/15/30 (a)	75,000	67,803
		1,827,680
		10,625,798

Sovereign 0.8%
Canada 0.1%
Canada Government International Bonds
3.75%, 04/26/28	600,000	597,312
4.63%, 04/30/29	400,000	406,288
4.00%, 03/18/30	500,000	498,265
4.25%, 05/28/31	500,000	502,230
		2,004,095
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chile 0.0%
Chile Government International Bonds
3.24%, 02/06/28 (a)	200,000	196,736
4.85%, 01/22/29 (a)	200,000	202,092
2.45%, 01/31/31 (a)	300,000	273,276
		672,104
Indonesia 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27 (a)	200,000	200,594
3.50%, 01/11/28	200,000	197,942
4.55%, 01/11/28 (a)	200,000	201,002
4.10%, 04/24/28	200,000	199,590
3.40%, 09/18/29	200,000	194,528
5.25%, 01/15/30 (a)	200,000	203,684
3.85%, 10/15/30	200,000	193,348
4.35%, 02/21/31 (a)	200,000	196,918
1.85%, 03/12/31	200,000	175,328
5.03%, 05/29/31 (a)	200,000	201,654
		1,964,588
Israel 0.1%
Israel Government International Bonds
5.38%, 03/12/29	500,000	507,930
5.38%, 02/19/30	300,000	305,610
2.75%, 07/03/30	200,000	184,596
4.50%, 01/13/31	300,000	294,834
State of Israel
2.50%, 01/15/30	200,000	185,250
		1,478,220
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	250,000	238,558
Mexico 0.1%
Mexico Government International Bonds
3.75%, 01/11/28	400,000	395,012
4.50%, 04/22/29	400,000	396,668
5.00%, 05/07/29 (a)	200,000	200,892
3.25%, 04/16/30 (a)	200,000	187,414
6.00%, 05/13/30 (a)	200,000	206,614
4.75%, 03/22/31 (a)	200,000	195,514
		1,582,114
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	200,000	211,102
3.88%, 03/17/28 (a)	200,000	197,532
9.38%, 04/01/29	200,000	224,894
3.16%, 01/23/30 (a)	200,000	189,326
		822,854
Peru 0.0%
Peru Government International Bonds
4.13%, 08/25/27	200,000	200,434
2.84%, 06/20/30	200,000	188,180
2.78%, 01/23/31 (a)	400,000	369,620
		758,234
Philippines 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	200,000	195,880
3.75%, 01/14/29	200,000	197,222

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
9.50%, 02/02/30	300,000	350,913
4.38%, 03/05/30	200,000	199,268
7.75%, 01/14/31	500,000	564,655
		1,507,938
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	200,000	203,584
4.63%, 03/18/29 (a)	200,000	201,936
4.88%, 02/12/30	400,000	407,392
4.63%, 04/14/31 (a)	200,000	200,812
		1,013,724
Republic of Korea 0.1%
Korea International Bonds
3.63%, 02/12/29	200,000	197,740
2.50%, 06/19/29	200,000	190,806
4.50%, 07/03/29	200,000	202,060
3.63%, 10/29/30	200,000	195,452
3.88%, 02/12/31	250,000	246,355
		1,032,413
Uruguay 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	200,000	200,536
4.38%, 01/23/31 (a)	350,000	352,541
		553,077
		13,627,919

Supranational* 2.6%
African Development Bank
4.38%, 11/03/27	250,000	251,307
4.38%, 03/14/28	400,000	402,364
3.88%, 06/12/28	260,000	259,223
3.50%, 09/18/29	200,000	196,300
4.00%, 03/18/30	300,000	298,656
3.63%, 03/03/31	250,000	244,258
Asian Development Bank
3.13%, 08/20/27	500,000	495,020
2.50%, 11/02/27	500,000	489,780
4.38%, 01/14/28	700,000	704,088
2.75%, 01/19/28	500,000	490,195
3.75%, 04/25/28	500,000	497,625
1.25%, 06/09/28	400,000	378,720
4.50%, 08/25/28	500,000	504,990
4.38%, 03/06/29	500,000	504,110
1.88%, 03/15/29	200,000	188,600
3.63%, 08/28/29	500,000	493,170
1.75%, 09/19/29	500,000	464,330
1.88%, 01/24/30	275,000	254,449
4.13%, 05/30/30	500,000	500,130
3.75%, 08/28/30	390,000	384,458
0.75%, 10/08/30	120,000	104,010
1.50%, 03/04/31	250,000	221,713
4.25%, 05/28/31	550,000	552,409
Asian Infrastructure Investment Bank
3.75%, 09/14/27	250,000	249,195
4.00%, 01/18/28	350,000	349,856
3.63%, 09/15/28	260,000	257,655
4.13%, 01/18/29	450,000	450,846
4.50%, 01/16/30	300,000	303,849
3.88%, 04/22/31	300,000	296,373
Corp. Andina de Fomento
4.13%, 01/07/28	300,000	299,709
4.13%, 06/30/28	100,000	99,843
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 01/24/29	200,000	203,684
5.00%, 01/22/30	300,000	306,180
Council of Europe Development Bank
4.63%, 06/11/27	100,000	100,643
3.63%, 01/26/28	200,000	198,762
3.63%, 05/08/28	100,000	99,261
4.13%, 01/24/29	200,000	200,286
4.00%, 05/21/29	140,000	139,814
4.50%, 01/15/30	200,000	202,426
3.75%, 01/14/31	140,000	137,760
European Bank for Reconstruction & Development
4.38%, 03/09/28	500,000	502,995
4.13%, 01/25/29	400,000	400,584
4.25%, 05/29/31	270,000	271,139
European Investment Bank
3.25%, 11/15/27	650,000	643,357
3.88%, 03/15/28	500,000	498,890
3.88%, 06/15/28	500,000	498,720
4.50%, 10/16/28	750,000	757,815
4.00%, 02/15/29	1,000,000	998,690
3.75%, 05/15/29	300,000	297,465
4.75%, 06/15/29	1,000,000	1,019,460
1.63%, 10/09/29	100,000	92,367
3.75%, 11/15/29	750,000	741,907
4.50%, 03/14/30	800,000	810,944
0.88%, 05/17/30	250,000	220,703
3.63%, 07/15/30	550,000	539,935
0.75%, 09/23/30	170,000	147,626
3.88%, 10/15/30	550,000	544,516
1.25%, 02/14/31	500,000	438,805
3.75%, 03/13/31	800,000	786,360
1.63%, 05/13/31	180,000	159,865
Inter-American Development Bank
2.38%, 07/07/27	850,000	835,635
0.63%, 09/16/27	200,000	191,622
4.00%, 01/12/28	300,000	299,940
1.13%, 07/20/28	200,000	188,252
3.13%, 09/18/28	200,000	196,036
4.13%, 02/15/29	750,000	751,230
2.25%, 06/18/29	350,000	331,905
3.50%, 09/14/29	300,000	294,582
4.50%, 02/15/30	600,000	607,950
3.75%, 06/14/30	260,000	256,407
1.13%, 01/13/31	490,000	428,451
Inter-American Investment Corp.
4.75%, 09/19/28	200,000	202,746
3.63%, 11/20/28	140,000	138,404
4.25%, 04/01/30	200,000	200,512
4.38%, 05/28/31	140,000	141,025
International Bank for Reconstruction & Development
3.13%, 06/15/27	600,000	594,942
2.50%, 11/22/27	500,000	489,315
0.75%, 11/24/27	500,000	476,800
1.38%, 04/20/28	750,000	714,405
3.63%, 05/05/28	500,000	496,430
3.50%, 07/12/28	550,000	544,225
4.63%, 08/01/28	750,000	759,157
1.13%, 09/13/28	750,000	702,735
3.63%, 09/21/29	300,000	295,722
3.88%, 10/16/29	750,000	744,825
1.75%, 10/23/29	250,000	231,610
3.88%, 02/14/30	700,000	694,463
4.13%, 03/20/30	750,000	750,360
0.88%, 05/14/30	500,000	441,345
4.00%, 07/25/30	400,000	398,248
0.75%, 08/26/30	340,000	295,790
3.50%, 10/28/30	920,000	896,936

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 01/10/31	700,000	695,898
1.25%, 02/10/31	500,000	438,920
4.50%, 04/10/31	500,000	507,705
International Finance Corp.
4.50%, 01/21/28 (e)	300,000	302,349
4.50%, 07/13/28	400,000	403,768
3.50%, 01/22/29	280,000	276,161
4.25%, 07/02/29	300,000	301,485
3.88%, 07/02/30	300,000	297,384
0.75%, 08/27/30	110,000	95,684
Japan Bank for International Cooperation
3.88%, 07/03/28	200,000	198,666
Nordic Investment Bank
3.38%, 09/08/27	200,000	198,396
4.38%, 03/14/28	250,000	251,467
4.25%, 02/28/29	200,000	200,912
3.75%, 05/09/30	250,000	246,368
3.75%, 01/23/31	200,000	196,664
		42,352,022
Total Government Related (Cost $102,456,294)		102,321,170

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (i)	2,119,085	2,119,085
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (i)(j)	1,979,793	1,979,793
		4,098,878
Total Short-Term Investments (Cost $4,098,878)		4,098,878
Total Investments in Securities (Cost $1,637,850,762)		1,636,516,322

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	Issuer is affiliated with the fund’s investment adviser.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,191,610 or 0.3% of net assets.

(e)	All or a portion of this security is on loan.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $1,723,539.

DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2026:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/26	FACE AMOUNT AT 5/31/26	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.20%, 03/02/27 (a),(b)	$49,382	$—	($49,568 )	($222 )	$279	$129	$—	$—	$929
2.45%, 03/03/27 (a),(b)	195,446	—	(196,943)	(677)	710	1,464	—	—	2,845
3.30%, 04/01/27 (a),(b)	49,466	—	(49,682)	(231)	386	61	—	—	1,095
3.20%, 01/25/28 (a),(b)	88,347	—	—	—	(977)	1,169	88,539	90,000	2,152
2.00%, 03/20/28 (a),(b)	143,071	—	—	—	(1,988)	3,184	144,267	150,000	2,242
4.00%, 02/01/29 (a),(b)	74,998	—	—	—	(1,015)	415	74,398	75,000	2,242
5.64%, 05/19/29 (a),(b),(c)	156,067	—	—	—	(2,619)	23	153,471	150,000	6,325
3.25%, 05/22/29 (a),(b)	72,995	—	—	—	(793)	617	72,819	75,000	1,821
2.75%, 10/01/29 (a),(b)	47,547	—	—	—	(767)	602	47,382	50,000	1,027

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 8/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 5/31/26	FACE AMOUNT AT 5/31/26	INTEREST INCOME EARNED
6.20%, 11/17/29 (a),(b),(c)	$186,272	$—	$—	$—	($3,739 )	($573 )	$181,960	$175,000	$8,102
4.63%, 03/22/30 (a),(b)	51,116	—	—	—	(574)	(102)	50,440	50,000	1,728
1.65%, 03/11/31 (a),(b)	—	78,488	—	—	(67)	348	78,769	90,000	247
2.30%, 05/13/31 (a),(b)	—	80,782	—	—	—	—	80,782	90,000	—
4.34%, 11/14/31 (a),(b),(c)	—	120,366	—	—	(2,046)	(34)	118,286	120,000	2,606
Total	$1,114,707	$279,636	($296,193 )	($1,130 )	($13,210 )	$7,303	$1,091,113		$33,361

(a)	Issuer is affiliated with the fund’s investment adviser.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$404,485,678	$—	$404,485,678
Treasuries [1]	—	1,125,610,596	—	1,125,610,596
Government Related [1]	—	102,321,170	—	102,321,170
Short-Term Investments [1]	4,098,878	—	—	4,098,878
Total	$4,098,878	$1,632,417,444	$—	$1,636,516,322

[1]	As categorized in the Portfolio Holdings.

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Taxable Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
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